UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Report
January 31, 2024
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Semi-Annual Report
January 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Sector Funds of the First Trust Exchange-Traded AlphaDEX® Fund (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Report
January 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the U.S. Economy
On January 19, 2024, the S&P 500® Index (the “Index”) closed trading at a record 4,839.81, ending a streak of 745 consecutive days where the Index remained below its previous record close. Continued progress in implementing artificial intelligence into global workflows combined with data suggesting the Federal Reserve could begin cutting interest rates in 2024 bolstered investor sentiment, leading to a series of record highs for the Index in January. The American Association of Individual Investors reported that just 19.3% of respondents to its Investor Sentiment Survey were bearish on December 14, 2023, representing a nearly six-year low for the metric. The U.S. economy remains robust, with gross domestic product (“GDP”) increasing by 4.9% and 3.3% in the third and fourth quarters of 2023, respectively. That said, inflation remains stubbornly high, with the trailing 12-month rate of increase in the Consumer Price Index coming in at 3.1% on January 31, 2024.
As many investors are likely aware, central banks around the globe have been battling inflation by constricting growth with higher policy rates. As a result, global growth is expected to remain muted through 2024. The global growth forecast from the International Monetary Fund (“IMF”) released in January 2024 projected that real GDP will grow at a rate of 3.1% in 2024, unchanged from 3.1% in 2023. The IMF is projecting a 2.1% growth rate for the U.S. in 2024, down from 2.5% in 2023. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies. Their 2024 growth rate estimate stood at 4.1% in the IMF’s latest report.
Sector/Equity Investing
For the six-month period ended January 31, 2024, seven of the eleven major sectors that comprise the Index generated positive total returns, according to Bloomberg. The Index posted a total return of 6.43% over the period. Just three of the eleven sectors outperformed the broader index. The three sectors were Communication Services (+12.30%), Information Technology (+11.92%), and Financials (+10.80%), according to data from Bloomberg. The sector that posted the lowest total return for the period was the Utilities sector, down 6.75%.
The Index closed at 4,845.65 on January 31, 2024, 1.67% below its all-time high of 4,927.93 set just two days prior, according to Bloomberg. A Bloomberg survey of 20 equity strategists found that their average 2024 year-end price target for the Index was 4,867 as of January 19, 2024. The highest and lowest estimates were 5,200 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, has a year-end price target of 4,500. Keep in mind that these forecasts are subject to change. Earnings projections for the companies that comprise the Index are positive for 2024 and 2025. As of January 26, 2024, Bloomberg’s consensus year-over-year earnings growth rate estimates for 2024 and 2025 stood at 9.60% and 13.56%, respectively. In part, these earnings estimates are reflective of easier comparisons (2023 earnings are expected to finish the year down 3.09%), but they are also indicative of higher expectations regarding revenue growth. The Index’s revenue growth rates for the 2024 and 2025 calendar years are estimated to come in at 4.69% and 5.59%, respectively. For comparison, the Index’s 2023 revenue growth rate was expected to total 2.19% as of January 26, 2024.
Investors continued to funnel capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”) in 2023. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $8.12 trillion as of year-end, up 24.7% from $6.51 trillion at the end of 2022, according to its own release. Net inflows to ETFs/ETPs listed in the U.S. stood at $603.98 billion in 2023, their third-highest level on record. Globally, the ETFs industry gathered net inflows of $974.87 billion in 2023, their second-highest total on record. Total assets invested in the global ETFs industry stood at a record $11.63 trillion at the end of 2023.

Fund Performance Overview (Unaudited)
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
The First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Consumer Discretionary Index (the “Consumer Discretionary Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the “NYSE Arca” or the “Exchange”) under the ticker symbol “FXD.”
The Consumer Discretionary Index is developed, maintained, and owned by ICE Data Indices, LLC or its affiliates (“IDI”). According to IDI, the Consumer Discretionary Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	0.62%	5.35%	8.02%	7.49%	7.36%	47.08%	105.96%	228.27%
Market Price	0.58%	5.39%	8.01%	7.49%	7.36%	46.98%	105.93%	228.20%
Index Performance
StrataQuant® Consumer Discretionary Index	0.97%	6.05%	8.70%	8.17%	8.10%	51.74%	119.38%	268.13%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Consumer Discretionary Index	0.78%	19.43%	10.73%	11.97%	10.78%	66.44%	209.80%	454.90%
Russell 1000® Consumer Discretionary Index(1)	2.85%	17.22%	11.66%	11.94%	N/A	73.60%	209.03%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell Investment Group (“Russell”) began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (“RGS”). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS,
Russell changed the name of the Russell 1000® Consumer Discretionary and Services Index to the Russell 1000® Consumer Discretionary
Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000® Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Discretionary Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (“FXD”). Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXD to be issued or in the determination or calculation of the equation by which FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Consumer Discretionary AlphaDEX® Fund (FXD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	75.2%
Communication Services	10.7
Industrials	10.7
Consumer Staples	3.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Spotify Technology S.A.	1.6%
DraftKings, Inc., Class A	1.6
Wingstop, Inc.	1.6
General Motors Co.	1.5
Uber Technologies, Inc.	1.5
Liberty Media Corp.-Liberty SiriusXM	1.5
PulteGroup, Inc.	1.4
Lennar Corp., Class A	1.4
United Airlines Holdings, Inc.	1.4
Skechers U.S.A., Inc., Class A	1.4
Total	14.9%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$33,088
$33,032
$23,314
$21,800
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Consumer Discretionary AlphaDEX® Fund
StrataQuant® Consumer Discretionary Index
Russell 1000® Index
S&P 500® Consumer Discretionary Index
Russell 1000® Consumer Discretionary Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
The First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Consumer Staples Index (the “Consumer Staples Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXG.”
The Consumer Staples Index is developed, maintained, and owned by ICE Data Indices, LLC or its affiliates (“IDI”). According to IDI, the Consumer Staples Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-2.60%	-0.49%	8.42%	7.89%	8.59%	49.80%	113.70%	296.89%
Market Price	-2.60%	-0.52%	8.41%	7.89%	8.58%	49.75%	113.63%	296.75%
Index Performance
StrataQuant® Consumer Staples Index	-2.28%	0.07%	9.07%	8.56%	9.34%	54.34%	127.36%	345.53%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Consumer Staples Index	-1.34%	2.98%	10.08%	9.28%	9.28%	61.66%	142.81%	341.27%
Russell 1000® Consumer Staples Index(1)	-3.39%	0.70%	8.77%	8.36%	N/A	52.23%	123.21%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Staples Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Staples AlphaDEX® Fund (“FXG”). Neither FTP, the Trust, nor FXG is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXG to be issued or in the determination or calculation of the equation by which FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Consumer Staples AlphaDEX® Fund (FXG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Staples	86.1%
Health Care	11.5
Materials	2.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Performance Food Group Co.	4.4%
Conagra Brands, Inc.	4.3
Freshpet, Inc.	4.2
Ingredion, Inc.	4.2
CVS Health Corp.	4.0
Cencora, Inc.	3.8
Bunge Global S.A.	3.7
Darling Ingredients, Inc.	3.7
McKesson Corp.	3.7
Post Holdings, Inc.	3.6
Total	39.6%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$24,244
$23,646
$22,407
$22,147
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Consumer Staples AlphaDEX® Fund
StrataQuant® Consumer Staples Index
Russell 1000® Index
S&P 500® Consumer Staples Index
Russell 1000® Consumer Staples Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Energy AlphaDEX® Fund (FXN)
The First Trust Energy AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Energy Index (the “Energy Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXN.”
The Energy Index is developed, maintained, and owned by IDI. According to IDI, the Energy Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-4.51%	-2.94%	7.39%	-1.64%	0.30%	42.83%	-15.21%	5.15%
Market Price	-4.57%	-2.94%	7.40%	-1.65%	0.30%	42.87%	-15.32%	5.10%
Index Performance
StrataQuant® Energy Index	-4.26%	-2.23%	8.11%	-1.08%	0.93%	47.67%	-10.28%	16.67%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Energy Index	-3.12%	-4.39%	10.95%	4.12%	4.53%	68.13%	49.75%	109.90%
Russell 1000® Energy Index(1)	-3.95%	-5.51%	10.25%	3.36%	N/A	62.88%	39.21%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000® Integrated Oils Index and the Russell 1000® Other Energy Index into one index, the Russell 1000® Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000® Energy Index because this index did not exist until on or about September 18, 2008.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Energy Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Energy AlphaDEX® Fund (“FXN”). Neither FTP, the Trust, nor FXN is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Energy AlphaDEX® Fund (FXN) (Continued)

Sector Allocation	% of Total Long-Term Investments
Energy	96.3%
Information Technology	2.1
Industrials	1.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Valero Energy Corp.	4.6%
HF Sinclair Corp.	4.3
Chesapeake Energy Corp.	4.3
Southwestern Energy Co.	4.2
Ovintiv, Inc.	4.1
Range Resources Corp.	4.1
Marathon Oil Corp.	4.0
EQT Corp.	3.9
Marathon Petroleum Corp.	3.8
Phillips 66	3.7
Total	41.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$15,215
$14,213
$9,531
$8,974
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Energy AlphaDEX® Fund
StrataQuant® Energy Index
Russell 1000® Index
S&P 500® Energy Index
Russell 1000® Energy Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Financials AlphaDEX® Fund (FXO)
The First Trust Financials AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Financials Index (the “Financials Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXO.”
The Financials Index is developed, maintained, and owned by IDI. According to IDI, the Financials Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	7.07%	-0.83%	10.72%	10.07%	6.87%	66.42%	160.92%	203.87%
Market Price	7.10%	-0.85%	10.72%	10.05%	6.87%	66.37%	160.67%	203.85%
Index Performance
StrataQuant® Financials Index	7.46%	-0.21%	11.47%	10.81%	7.69%	72.09%	179.04%	245.54%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Financials Index	10.80%	8.14%	10.75%	10.79%	3.59%	66.62%	178.51%	80.52%
Russell 1000® Financials Index(1)	10.90%	9.94%	13.25%	12.22%	N/A	86.31%	216.87%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000® Financial Services Index was changed to Russell 1000® Financials
Index.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Financials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Financials AlphaDEX® Fund (“FXO”). Neither FTP, the Trust, nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXO to be issued or in the determination or calculation of the equation by which FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Financials AlphaDEX® Fund (FXO) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	99.1%
Industrials	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
RenaissanceRe Holdings Ltd.	1.9%
Progressive (The) Corp.	1.9
Citigroup, Inc.	1.8
Everest Group Ltd.	1.8
Assured Guaranty Ltd.	1.8
Berkshire Hathaway, Inc., Class B	1.8
Cincinnati Financial Corp.	1.8
Unum Group	1.8
First Citizens BancShares, Inc., Class A	1.8
KKR & Co., Inc.	1.7
Total	18.1%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$33,195
$29,599
$28,908
$27,572
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Financials AlphaDEX® Fund
StrataQuant® Financials Index
Russell 1000® Index
S&P 500® Financials Index
Russell 1000® Financials Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Health Care AlphaDEX® Fund (FXH)
The First Trust Health Care AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Health Care Index (the “Health Care Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXH.”
The Health Care Index is developed, maintained, and owned by IDI. According to IDI, the Health Care Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-3.57%	-8.57%	6.62%	7.49%	10.33%	37.78%	105.85%	418.05%
Market Price	-3.55%	-8.60%	6.62%	7.48%	10.33%	37.81%	105.78%	418.10%
Index Performance
StrataQuant® Health Care Index	-3.29%	-8.00%	7.33%	8.19%	11.10%	42.40%	119.65%	482.45%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Health Care Index	5.64%	7.13%	11.19%	11.58%	10.42%	69.97%	199.16%	425.57%
Russell 1000® Health Care Index(1)	5.08%	6.76%	10.93%	11.51%	N/A	67.95%	197.35%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Health Care Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Health Care AlphaDEX® Fund (“FXH”). Neither FTP, the Trust, nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXH to be issued or in the determination or calculation of the equation by which FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Health Care AlphaDEX® Fund (FXH) (Continued)

Sector Allocation	% of Total Long-Term Investments
Health Care	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Viatris, Inc.	2.2%
Cardinal Health, Inc.	2.2
Neurocrine Biosciences, Inc.	2.1
Natera, Inc.	2.1
Universal Health Services, Inc., Class B	2.1
Centene Corp.	2.0
Cigna Group (The)	2.0
Molina Healthcare, Inc.	2.0
United Therapeutics Corp.	1.9
Envista Holdings Corp.	1.9
Total	20.5%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$33,108
$33,088
$25,881
$24,171
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Health Care AlphaDEX® Fund
StrataQuant® Health Care Index
Russell 1000® Index
S&P 500® Health Care Index
Russell 1000® Health Care Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
The First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Industrials Index (the “Industrials Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXR.”
The Industrials Index is developed, maintained, and owned by IDI. According to IDI, the Industrials Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	4.81%	14.76%	12.05%	9.75%	8.14%	76.65%	153.61%	270.25%
Market Price	4.76%	14.72%	12.06%	9.75%	8.13%	76.69%	153.44%	270.14%
Index Performance
StrataQuant® Industrials Index	5.17%	15.52%	12.82%	10.50%	8.91%	82.78%	171.35%	316.97%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Industrials Index	3.27%	12.90%	11.57%	10.41%	8.59%	72.87%	169.24%	297.02%
Russell 1000® Industrials Index(1)	5.40%	13.39%	9.75%	9.77%	N/A	59.22%	153.97%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000® Producer Durables Index was changed to Russell 1000® Industrials
Index.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Industrials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Industrials/Producer Durables AlphaDEX® Fund (“FXR”). Neither FTP, the Trust, nor FXR is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXR to be issued or in the determination or calculation of the equation by which FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	69.5%
Materials	11.6
Financials	11.0
Information Technology	5.1
Consumer Discretionary	2.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
United Rentals, Inc.	1.4%
American Express Co.	1.4
Allison Transmission Holdings, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Trane Technologies PLC	1.3
Fair Isaac Corp.	1.3
PACCAR, Inc.	1.3
Owens Corning	1.3
Sonoco Products Co.	1.3
Synchrony Financial	1.3
Total	13.2%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$31,425
$30,085
$29,252
$28,467
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Industrials/Producer Durables AlphaDEX® Fund
StrataQuant® Industrials Index
Russell 1000® Index
S&P 500® Industrials Index
Russell 1000® Industrials Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Materials AlphaDEX® Fund (FXZ)
The First Trust Materials AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Materials Index (the “Materials Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXZ.”
The Materials Index is developed, maintained, and owned by IDI. According to IDI, the Materials Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-2.10%	-4.38%	14.10%	9.43%	8.97%	93.39%	146.30%	321.14%
Market Price	-2.15%	-4.44%	14.10%	9.42%	8.97%	93.36%	146.11%	320.95%
Index Performance
StrataQuant® Materials Index	-1.79%	-3.81%	14.88%	10.18%	9.76%	100.12%	163.56%	375.10%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Materials Index	-2.93%	-0.77%	11.48%	8.68%	6.82%	72.18%	129.81%	201.50%
Russell 1000® Basic Materials Index(1)	-2.33%	-1.35%	11.72%	8.98%	N/A	74.06%	136.38%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Basic Materials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000® Materials and Processing Index was changed to Russell 1000®
Basic Materials Index.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Materials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Materials AlphaDEX® Fund (“FXZ”). Neither FTP, the Trust, nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXZ to be issued or in the determination or calculation of the equation by which FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Materials AlphaDEX® Fund (FXZ) (Continued)

Sector Allocation	% of Total Long-Term Investments
Materials	90.4%
Industrials	7.9
Consumer Discretionary	1.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Nucor Corp.	5.3%
Steel Dynamics, Inc.	5.1
United States Steel Corp.	4.8
CF Industries Holdings, Inc.	4.7
SSR Mining, Inc.	4.4
Mosaic (The) Co.	4.3
Albemarle Corp.	3.9
Timken (The) Co.	3.6
Reliance Steel & Aluminum Co.	3.5
International Paper Co.	3.4
Total	43.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$29,673
$27,622
$25,972
$25,339
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Materials AlphaDEX® Fund
StrataQuant® Materials Index
Russell 1000® Index
S&P 500® Materials Index
Russell 1000® Basic Materials Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Technology AlphaDEX® Fund (FXL)
The First Trust Technology AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Technology Index (the “Technology Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXL.”
The Technology Index is developed, maintained, and owned by IDI. According to IDI, the Technology Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	8.93%	28.88%	17.47%	16.36%	12.18%	123.71%	354.97%	584.63%
Market Price	8.90%	28.89%	17.46%	16.35%	12.18%	123.57%	354.68%	584.41%
Index Performance
StrataQuant® Technology Index	8.94%	29.29%	18.17%	17.01%	12.95%	130.42%	380.97%	666.94%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Information Technology Index	11.92%	50.09%	26.23%	21.57%	15.66%	220.44%	605.03%	1,041.85%
Russell 1000® Technology Index(1)	11.84%	56.52%	25.25%	20.94%	N/A	208.21%	569.24%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Technology Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Technology AlphaDEX® Fund (“FXL”). Neither FTP, the Trust, nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXL to be issued or in the determination or calculation of the equation by which FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Technology AlphaDEX® Fund (FXL) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.9%
Industrials	8.8
Communication Services	3.5
Consumer Discretionary	1.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Nutanix, Inc., Class A	2.0%
Vertiv Holdings Co., Class A	2.0
Crowdstrike Holdings, Inc., Class A	2.0
Gitlab, Inc., Class A	2.0
ServiceNow, Inc.	1.9
Salesforce, Inc.	1.9
Zscaler, Inc.	1.8
DoorDash, Inc., Class A	1.8
Elastic N.V.	1.8
Datadog, Inc., Class A	1.8
Total	19.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$100,000
$75,000
$50,000
$25,000
$0
$79,671
$76,024
$55,602
$52,388
$34,329
$33,269
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Technology AlphaDEX® Fund
StrataQuant® Technology Index
Russell 1000® Index
S&P 500® Information Technology Index
Russell 1000® Technology Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Utilities AlphaDEX® Fund (FXU)
The First Trust Utilities AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the StrataQuant® Utilities Index (the “Utilities Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FXU.”
The Utilities Index is developed, maintained, and owned by IDI. According to IDI, the Utilities Index is a modified equal-dollar weighted index that seeks to objectively identify and select stocks from the Russell 1000® Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-5.74%	-7.69%	4.48%	6.82%	5.58%	24.50%	93.42%	147.92%
Market Price	-5.77%	-7.75%	4.47%	6.81%	5.57%	24.46%	93.26%	147.81%
Index Performance
StrataQuant® Utilities Index	-5.44%	-7.07%	5.13%	7.53%	6.38%	28.41%	106.71%	181.71%
Russell 1000® Index	6.30%	20.23%	13.99%	12.32%	9.35%	92.46%	219.68%	346.22%
S&P 500® Utilities Index	-6.75%	-8.04%	5.74%	8.26%	6.12%	32.21%	121.13%	170.16%
Russell 1000® Utilities Index(1)	-4.74%	-5.37%	6.17%	7.37%	N/A	34.89%	103.71%	N/A
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)
On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000®
Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

(See Notes to Fund Performance Overview on page 22.)

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Utilities Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Utilities AlphaDEX® Fund (“FXU”). Neither FTP, the Trust, nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXU to be issued or in the determination or calculation of the equation by which FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Fund Performance Overview (Unaudited) (Continued)
First Trust Utilities AlphaDEX® Fund (FXU) (Continued)

Sector Allocation	% of Total Long-Term Investments
Utilities	97.4%
Industrials	2.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Vistra Corp.	4.6%
Consolidated Edison, Inc.	4.3
Evergy, Inc.	4.2
Brookfield Renewable Corp., Class A	4.2
Public Service Enterprise Group, Inc.	4.1
National Fuel Gas Co.	4.1
Avangrid, Inc.	4.1
Hawaiian Electric Industries, Inc.	4.0
Entergy Corp.	3.4
Atmos Energy Corp.	3.4
Total	40.4%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$34,329
$33,269
$22,498
$21,350
$20,505
$19,892
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Utilities AlphaDEX® Fund
StrataQuant® Utilities Index
Russell 1000® Index
S&P 500® Utilities Index
Russell 1000® Utilities Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)

As a shareholder of First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund or First Trust Utilities AlphaDEX® Fund (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Actual	$1,000.00	$1,006.20	0.62%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
First Trust Consumer Staples AlphaDEX® Fund (FXG)
Actual	$1,000.00	$974.00	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
First Trust Energy AlphaDEX® Fund (FXN)
Actual	$1,000.00	$954.90	0.64%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25
First Trust Financials AlphaDEX® Fund (FXO)
Actual	$1,000.00	$1,070.70	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
First Trust Health Care AlphaDEX® Fund (FXH)
Actual	$1,000.00	$964.30	0.62%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Actual	$1,000.00	$1,048.10	0.61%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.61%	$3.10

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Understanding Your Fund Expenses (Continued)
January 31, 2024 (Unaudited)
	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Materials AlphaDEX® Fund (FXZ)
Actual	$1,000.00	$979.00	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
First Trust Technology AlphaDEX® Fund (FXL)
Actual	$1,000.00	$1,089.30	0.62%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
First Trust Utilities AlphaDEX® Fund (FXU)
Actual	$1,000.00	$942.60	0.65%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 4.0%
224,469	Aptiv PLC (a)	$18,256,064
337,068	BorgWarner, Inc.	11,426,605
369,983	Gentex Corp.	12,257,537
114,094	Lear Corp.	15,163,092
		57,103,298
	Automobiles — 5.2%
1,652,141	Ford Motor Co.	19,363,092
560,677	General Motors Co.	21,754,268
546,679	Harley-Davidson, Inc.	17,739,734
16,211	Tesla, Inc. (a)	3,036,158
102,186	Thor Industries, Inc.	11,549,062
		73,442,314
	Broadline Retail — 5.4%
106,039	Amazon.com, Inc. (a)	16,457,253
369,363	eBay, Inc.	15,169,738
421,334	Kohl’s Corp.	10,853,564
1,000,972	Macy’s, Inc.	18,307,778
218,317	Nordstrom, Inc.	3,962,453
159,228	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,453,270
		76,204,056
	Commercial Services & Supplies — 1.4%
164,401	Copart, Inc. (a)	7,897,824
120,432	RB Global, Inc.	7,704,035
92,235	Rollins, Inc.	3,994,698
		19,596,557
	Consumer Staples Distribution & Retail — 3.1%
120,848	BJ’s Wholesale Club Holdings, Inc. (a)	7,775,360
24,413	Costco Wholesale Corp.	16,964,106
29,627	Dollar General Corp.	3,912,838
28,360	Dollar Tree, Inc. (a)	3,704,383
56,566	Target Corp.	7,867,199
25,551	Walmart, Inc.	4,222,303
		44,446,189
	Distributors — 1.9%
58,165	Genuine Parts Co.	8,156,478
337,137	LKQ Corp.	15,734,184
10,098	Pool Corp.	3,748,882
		27,639,544
	Diversified Consumer Services — 2.5%
128,222	Bright Horizons Family Solutions, Inc. (a)	12,597,812
61,013	Grand Canyon Education, Inc. (a)	7,967,688
Shares	Description	Value

	Diversified Consumer Services (Continued)
249,822	H&R Block, Inc.	$11,701,662
58,841	Service Corp. International	3,949,408
		36,216,570
	Entertainment — 5.3%
172,132	Live Nation Entertainment, Inc. (a)	15,293,928
16,550	Netflix, Inc. (a)	9,336,020
923,837	Playtika Holding Corp. (a)	6,670,103
352,401	ROBLOX Corp., Class A (a)	13,676,683
107,173	Spotify Technology S.A. (a)	23,079,706
707,896	Warner Bros Discovery, Inc. (a)	7,093,118
		75,149,558
	Ground Transportation — 5.1%
45,445	Avis Budget Group, Inc.	7,439,801
1,938,368	Hertz Global Holdings, Inc. (a)	16,185,373
1,343,535	Lyft, Inc., Class A (a)	16,780,752
327,097	Uber Technologies, Inc. (a)	21,349,621
171,547	U-Haul Holding Co.	10,956,707
		72,712,254
	Hotels, Restaurants & Leisure — 20.6%
29,587	Airbnb, Inc., Class A (a)	4,264,670
573,369	Aramark	16,673,570
4,540	Booking Holdings, Inc. (a)	15,923,914
257,335	Boyd Gaming Corp.	16,338,199
257,761	Caesars Entertainment, Inc. (a)	11,307,975
5,286	Chipotle Mexican Grill, Inc. (a)	12,732,758
59,703	Churchill Downs, Inc.	7,222,272
49,027	Darden Restaurants, Inc.	7,970,810
9,773	Domino’s Pizza, Inc.	4,165,448
571,337	DraftKings, Inc., Class A (a)	22,310,710
132,680	Expedia Group, Inc. (a)	19,680,424
88,478	Hilton Worldwide Holdings, Inc.	16,895,759
30,890	Hyatt Hotels Corp., Class A	3,965,349
71,446	Marriott International, Inc., Class A	17,127,750
189,795	Marriott Vacations Worldwide Corp.	15,921,903
180,304	MGM Resorts International (a)	7,819,784
803,979	Norwegian Cruise Line Holdings Ltd. (a)	14,310,826
309,602	Penn Entertainment, Inc. (a)	6,981,525
110,356	Planet Fitness, Inc., Class A (a)	7,477,723
155,526	Royal Caribbean Cruises Ltd. (a)	19,829,565
131,811	Texas Roadhouse, Inc.	16,571,279
103,042	Travel + Leisure Co.	4,164,958
78,491	Wingstop, Inc.	22,064,605
		291,721,776
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 8.6%
132,517	D.R. Horton, Inc.	$18,938,004
62,671	Garmin Ltd.	7,488,558
461,745	Leggett & Platt, Inc.	10,717,101
135,128	Lennar Corp., Class A	20,248,931
1,731	NVR, Inc. (a)	12,247,327
195,116	PulteGroup, Inc.	20,401,329
237,077	Tempur Sealy International, Inc.	11,827,772
195,926	Toll Brothers, Inc.	19,465,248
		121,334,270
	Leisure Products — 1.6%
170,010	Polaris, Inc.	15,294,100
155,582	YETI Holdings, Inc. (a)	6,840,940
		22,135,040
	Media — 5.4%
543,026	Fox Corp., Class A	17,539,740
246,812	Interpublic Group of (The) Cos., Inc.	8,142,328
699,774	Liberty Media Corp.-Liberty SiriusXM (a)	21,245,139
164,072	News Corp., Class A	4,042,734
77,086	Nexstar Media Group, Inc.	13,698,953
93,121	Omnicom Group, Inc.	8,416,276
736,370	Sirius XM Holdings, Inc. (b)	3,748,123
		76,833,293
	Passenger Airlines — 3.9%
309,282	Alaska Air Group, Inc. (a)	11,081,574
293,156	American Airlines Group, Inc. (a)	4,171,610
300,365	Delta Air Lines, Inc.	11,756,286
278,944	Southwest Airlines Co.	8,337,636
488,114	United Airlines Holdings, Inc. (a)	20,198,158
		55,545,264
	Personal Care Products — 0.3%
324,311	Coty, Inc., Class A (a)	3,917,677
	Specialty Retail — 15.0%
198,001	Advance Auto Parts, Inc.	13,236,367
134,103	AutoNation, Inc. (a)	18,728,825
1,556	AutoZone, Inc. (a)	4,297,874
93,323	Bath & Body Works, Inc.	3,981,159
154,365	Best Buy Co., Inc.	11,189,919
82,845	Burlington Stores, Inc. (a)	15,835,822
52,484	CarMax, Inc. (a)	3,735,811
109,637	Dick’s Sporting Goods, Inc.	16,343,587
56,689	Five Below, Inc. (a)	10,173,408
108,319	Floor & Decor Holdings, Inc., Class A (a)	10,892,559
11,627	Home Depot (The), Inc.	4,103,866
Shares	Description	Value

	Specialty Retail (Continued)
61,162	Lithia Motors, Inc.	$18,033,616
18,101	Lowe’s Cos., Inc.	3,852,617
22,595	Murphy USA, Inc.	7,965,189
100,382	Penske Automotive Group, Inc.	14,893,677
87,315	Ross Stores, Inc.	12,248,548
42,936	TJX (The) Cos., Inc.	4,075,056
16,437	Ulta Beauty, Inc. (a)	8,252,196
455,308	Victoria’s Secret & Co. (a)	11,860,773
65,279	Wayfair, Inc., Class A (a)	3,280,270
79,848	Williams-Sonoma, Inc.	15,441,805
		212,422,944
	Textiles, Apparel & Luxury Goods — 10.3%
160,345	Capri Holdings Ltd. (a)	7,815,215
161,351	Carter’s, Inc.	12,204,590
151,919	Columbia Sportswear Co.	12,041,100
24,105	Deckers Outdoor Corp. (a)	18,168,662
39,391	Lululemon Athletica, Inc. (a)	17,876,423
131,937	PVH Corp.	15,866,744
55,863	Ralph Lauren Corp.	8,025,837
323,058	Skechers U.S.A., Inc., Class A (a)	20,171,741
437,701	Tapestry, Inc.	16,978,422
2,291,192	Under Armour, Inc., Class A (a)	17,458,883
		146,607,617
	Trading Companies & Distributors — 0.3%
24,785	SiteOne Landscape Supply, Inc. (a)	3,830,522
	Total Common Stocks	1,416,858,743
	(Cost $1,266,621,172)
MONEY MARKET FUNDS — 0.2%
287,044	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	287,044
2,357,834	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	2,357,834
	Total Money Market Funds	2,644,878
	(Cost $2,644,878)

See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$3,269,656	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $3,270,129. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $3,382,781. (d)	$3,269,656
	(Cost $3,269,656)

	Total Investments — 100.3%	1,422,773,277
	(Cost $1,272,535,706)
	Net Other Assets and Liabilities — (0.3)%	(4,192,322)
	Net Assets — 100.0%	$1,418,580,955

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $3,454,508 and the total value of the collateral held by the Fund is $3,556,700.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,416,858,743	$ 1,416,858,743	$ —	$ —
Money Market Funds	2,644,878	2,644,878	—	—
Repurchase Agreements	3,269,656	—	3,269,656	—
Total Investments	$1,422,773,277	$1,419,503,621	$3,269,656	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,454,508
Non-cash Collateral(2)	(3,454,508)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,269,656
Non-cash Collateral(4)	(3,269,656)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 9.9%
10,398	Boston Beer (The) Co., Inc., Class A (a)	$3,631,710
131,826	Celsius Holdings, Inc. (a)	6,578,117
60,980	Coca-Cola (The) Co.	3,627,700
14,865	Constellation Brands, Inc., Class A	3,643,114
323,547	Keurig Dr Pepper, Inc.	10,172,318
176,123	Molson Coors Beverage Co., Class B	10,882,640
21,161	PepsiCo, Inc.	3,566,263
		42,101,862
	Chemicals — 2.4%
224,972	Corteva, Inc.	10,231,727
	Consumer Staples Distribution & Retail — 17.2%
52,319	Casey’s General Stores, Inc.	14,197,284
266,583	Grocery Outlet Holding Corp. (a)	6,605,927
314,466	Kroger (The) Co.	14,509,461
259,835	Performance Food Group Co. (a)	18,884,808
98,280	Sysco Corp.	7,953,800
237,406	US Foods Holding Corp. (a)	10,923,050
		73,074,330
	Food Products — 50.4%
248,792	Archer-Daniels-Midland Co.	13,827,859
177,987	Bunge Global S.A.	15,678,875
332,505	Campbell Soup Co.	14,839,698
626,927	Conagra Brands, Inc.	18,274,922
360,510	Darling Ingredients, Inc. (a)	15,610,083
319,282	Flowers Foods, Inc.	7,279,630
207,095	Freshpet, Inc. (a)	17,830,880
220,664	General Mills, Inc.	14,323,300
38,551	Hershey (The) Co.	7,461,161
335,739	Hormel Foods Corp.	10,196,393
165,558	Ingredion, Inc.	17,809,074
128,549	Kellanova	7,039,343
388,703	Kraft Heinz (The) Co.	14,432,542
99,738	Lamb Weston Holdings, Inc.	10,217,161
52,524	McCormick & Co., Inc.	3,580,036
99,230	Mondelez International, Inc., Class A	7,469,042
129,920	Pilgrim’s Pride Corp. (a)	3,529,926
163,234	Post Holdings, Inc. (a)	15,159,542
		214,559,467
	Health Care Providers & Services — 11.4%
69,987	Cencora, Inc.	16,284,575
227,555	CVS Health Corp.	16,923,265
31,045	McKesson Corp.	15,519,085
		48,726,925
Shares	Description	Value

	Household Products — 5.2%
29,573	Kimberly-Clark Corp.	$3,577,446
49,045	Procter & Gamble (The) Co.	7,706,931
401,662	Reynolds Consumer Products, Inc.	10,913,157
		22,197,534
	Tobacco — 3.3%
267,243	Altria Group, Inc.	10,721,789
38,196	Philip Morris International, Inc.	3,470,107
		14,191,896
	Total Common Stocks	425,083,741
	(Cost $426,577,773)
MONEY MARKET FUNDS — 0.1%
533,814	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	533,814
	(Cost $533,814)

	Total Investments — 99.9%	425,617,555
	(Cost $427,111,587)
	Net Other Assets and Liabilities — 0.1%	297,692
	Net Assets — 100.0%	$425,915,247

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 425,083,741	$ 425,083,741	$ —	$ —
Money Market Funds	533,814	533,814	—	—
Total Investments	$425,617,555	$425,617,555	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electrical Equipment — 1.6%
1,942,054	ChargePoint Holdings, Inc. (a) (b)	$3,689,903
1,009,865	Plug Power, Inc. (a) (b)	4,493,899
		8,183,802
	Energy Equipment & Services — 8.8%
265,901	Baker Hughes Co.	7,578,179
377,120	Halliburton Co.	13,444,328
672,244	NOV, Inc.	13,115,480
174,650	Schlumberger N.V.	8,505,455
225,640	TechnipFMC PLC	4,363,878
		47,007,320
	Oil, Gas & Consumable Fuels — 87.3%
725,363	Antero Midstream Corp.	8,878,443
801,480	Antero Resources Corp. (a)	17,905,063
253,317	APA Corp.	7,936,422
26,614	Cheniere Energy, Inc.	4,364,430
295,311	Chesapeake Energy Corp.	22,771,431
121,873	Chevron Corp.	17,967,736
117,448	ConocoPhillips	13,138,908
712,288	Coterra Energy, Inc.	17,721,725
401,261	Devon Energy Corp.	16,860,987
117,219	Diamondback Energy, Inc.	18,021,249
248,788	DT Midstream, Inc.	13,357,428
150,286	EOG Resources, Inc.	17,101,044
587,731	EQT Corp.	20,805,677
136,362	Exxon Mobil Corp.	14,019,377
63,054	Hess Corp.	8,860,979
408,893	HF Sinclair Corp.	23,098,366
772,849	Kinder Morgan, Inc.	13,076,605
940,478	Marathon Oil Corp.	21,489,922
122,530	Marathon Petroleum Corp.	20,290,968
120,448	New Fortress Energy, Inc.	4,002,487
228,325	Occidental Petroleum Corp.	13,144,670
129,431	ONEOK, Inc.	8,833,666
517,349	Ovintiv, Inc.	21,945,945
136,525	Phillips 66	19,701,923
60,618	Pioneer Natural Resources Co.	13,931,835
746,457	Range Resources Corp.	21,677,111
3,469,002	Southwestern Energy Co. (a)	22,375,063
52,312	Targa Resources Corp.	4,444,427
2,899	Texas Pacific Land Corp.	4,236,396
174,789	Valero Energy Corp.	24,278,192
260,947	Williams (The) Cos., Inc.	9,044,423
		465,282,898
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 2.1%
34,382	Enphase Energy, Inc. (a)	$3,580,197
52,749	First Solar, Inc. (a)	7,717,179
		11,297,376
	Total Common Stocks	531,771,396
	(Cost $576,095,863)
MONEY MARKET FUNDS — 0.3%
602,544	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	602,544
893,616	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	893,616
	Total Money Market Funds	1,496,160
	(Cost $1,496,160)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$6,863,442	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $6,864,435. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $7,100,905. (d)	6,863,442
	(Cost $6,863,442)

	Total Investments — 101.4%	540,130,998
	(Cost $584,455,465)
	Net Other Assets and Liabilities — (1.4)%	(7,215,876)
	Net Assets — 100.0%	$532,915,122

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $7,893,509 and the total value of the collateral held by the Fund is $7,465,986.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 531,771,396	$ 531,771,396	$ —	$ —
Money Market Funds	1,496,160	1,496,160	—	—
Repurchase Agreements	6,863,442	—	6,863,442	—
Total Investments	$540,130,998	$533,267,556	$6,863,442	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,893,509
Non-cash Collateral(2)	(7,465,986)
Net Amount	$427,523

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2024, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D -
Securities Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,863,442
Non-cash Collateral(4)	(6,863,442)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 33.2%
232,262	Bank of America Corp.	$7,899,231
219,715	Bank OZK	9,911,344
127,824	BOK Financial Corp.	10,716,764
266,045	Citigroup, Inc.	14,943,748
330,367	Citizens Financial Group, Inc.	10,803,001
97,705	Columbia Banking System, Inc.	1,969,733
140,124	Comerica, Inc.	7,367,720
24,025	Cullen/Frost Bankers, Inc.	2,549,533
152,162	East West Bancorp, Inc.	11,078,915
795,084	F.N.B. Corp.	10,479,207
158,718	Fifth Third Bancorp	5,434,504
9,642	First Citizens BancShares, Inc., Class A	14,559,420
239,465	First Hawaiian, Inc.	5,193,996
773,184	First Horizon Corp.	11,010,140
860,715	Huntington Bancshares, Inc.	10,956,902
32,182	JPMorgan Chase & Co.	5,611,254
380,148	KeyCorp	5,523,550
99,832	M&T Bank Corp.	13,786,799
1,337,770	New York Community Bancorp, Inc. (a)	8,655,372
938,801	NU Holdings Ltd., Class A (b)	8,083,077
62,765	Pinnacle Financial Partners, Inc.	5,547,171
35,350	PNC Financial Services Group (The), Inc.	5,345,274
95,285	Popular, Inc.	8,142,103
80,821	Prosperity Bancshares, Inc.	5,165,270
564,931	Regions Financial Corp.	10,547,262
207,708	Synovus Financial Corp.	7,822,283
296,539	Truist Financial Corp.	10,989,735
126,484	U.S. Bancorp	5,254,145
154,059	Webster Financial Corp.	7,622,839
158,881	Wells Fargo & Co.	7,972,649
118,869	Western Alliance Bancorp	7,602,861
84,312	Wintrust Financial Corp.	8,176,578
178,256	Zions Bancorp N.A.	7,468,926
		274,191,306
	Capital Markets — 24.2%
90,378	Affiliated Managers Group, Inc.	13,451,861
20,587	Ameriprise Financial, Inc.	7,963,669
46,030	Ares Management Corp., Class A	5,591,724
150,241	Bank of New York Mellon (The) Corp.	8,332,366
19,914	Blackstone, Inc.	2,478,297
918,479	Blue Owl Capital, Inc.	14,273,164
14,602	Cboe Global Markets, Inc.	2,684,578
15,238	Evercore, Inc., Class A	2,616,822
5,462	FactSet Research Systems, Inc.	2,599,475
262,513	Franklin Resources, Inc.	6,990,721
Shares	Description	Value

	Capital Markets (Continued)
6,758	Goldman Sachs Group (The), Inc.	$2,595,140
767,117	Invesco Ltd.	12,143,462
363,126	Janus Henderson Group PLC	10,443,504
64,506	Jefferies Financial Group, Inc.	2,629,265
165,184	KKR & Co., Inc.	14,301,631
8,899	MarketAxess Holdings, Inc.	2,006,813
6,676	Moody’s Corp.	2,617,259
27,955	Morgan Stanley	2,438,794
27,320	Morningstar, Inc.	7,630,476
64,874	Northern Trust Corp.	5,166,565
23,380	Raymond James Financial, Inc.	2,576,008
12,428	S&P Global, Inc.	5,572,094
123,058	SEI Investments Co.	7,782,188
141,342	State Street Corp.	10,440,933
79,164	Stifel Financial Corp.	5,775,014
127,079	T. Rowe Price Group, Inc.	13,781,718
126,807	TPG, Inc.	5,278,975
60,235	Tradeweb Markets, Inc., Class A	5,745,817
385,990	Virtu Financial, Inc., Class A	6,480,772
299,967	XP, Inc., Class A	7,373,189
		199,762,294
	Consumer Finance — 5.3%
313,524	Ally Financial, Inc.	11,500,060
69,578	Discover Financial Services	7,341,871
222,526	OneMain Holdings, Inc.	10,592,238
715,764	SLM Corp.	14,229,388
		43,663,557
	Financial Services — 7.7%
117,483	Apollo Global Management, Inc.	11,795,293
38,369	Berkshire Hathaway, Inc., Class B (b)	14,723,720
252,732	Corebridge Financial, Inc.	6,108,532
164,390	Equitable Holdings, Inc.	5,373,909
709,455	MGIC Investment Corp.	14,075,587
945,124	Rocket Cos., Inc., Class A (b)	11,634,477
		63,711,518
	Insurance — 26.7%
66,353	Aflac, Inc.	5,596,212
21,926	American Financial Group, Inc.	2,639,890
161,596	American International Group, Inc.	11,232,538
147,413	Arch Capital Group Ltd. (b)	12,151,254
182,889	Assured Guaranty Ltd.	14,837,785
197,731	Axis Capital Holdings Ltd.	11,768,949
24,222	Chubb Ltd.	5,934,390
132,277	Cincinnati Financial Corp.	14,656,292
38,705	Everest Group Ltd.	14,900,264
40,453	First American Financial Corp.	2,441,339
21,419	Globe Life, Inc.	2,630,682
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
97,293	Hartford Financial Services Group (The), Inc.	$8,460,599
202,974	Lincoln National Corp.	5,571,636
157,325	Loews Corp.	11,462,699
7,709	Markel Group, Inc. (b)	11,543,688
372,394	Old Republic International Corp.	10,441,928
12,667	Primerica, Inc.	2,966,105
33,133	Principal Financial Group, Inc.	2,620,820
85,922	Progressive (The) Corp.	15,315,596
33,836	Reinsurance Group of America, Inc.	5,883,742
69,822	RenaissanceRe Holdings Ltd.	15,977,368
13,684	Travelers (The) Cos., Inc.	2,892,250
302,643	Unum Group	14,629,763
36,858	W.R. Berkley Corp.	3,017,933
5,197	White Mountains Insurance Group Ltd.	8,190,316
10,811	Willis Towers Watson PLC	2,662,749
		220,426,787
	Mortgage REITs — 1.9%
1,281,402	Rithm Capital Corp.	13,711,001
124,011	Starwood Property Trust, Inc.	2,521,144
		16,232,145
	Professional Services — 0.9%
38,007	Broadridge Financial Solutions, Inc.	7,761,029
	Total Common Stocks	825,748,636
	(Cost $783,707,067)
MONEY MARKET FUNDS — 0.1%
188,027	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	188,027
833,123	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	833,123
	Total Money Market Funds	1,021,150
	(Cost $1,021,150)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$2,141,773	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $2,142,083. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $2,215,875. (d)	$2,141,773
	(Cost $2,141,773)

	Total Investments — 100.3%	828,911,559
	(Cost $786,869,990)
	Net Other Assets and Liabilities — (0.3)%	(2,450,774)
	Net Assets — 100.0%	$826,460,785

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,423,400 and the total value of the collateral held by the Fund is $2,329,800.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 825,748,636	$ 825,748,636	$ —	$ —
Money Market Funds	1,021,150	1,021,150	—	—
Repurchase Agreements	2,141,773	—	2,141,773	—
Total Investments	$828,911,559	$826,769,786	$2,141,773	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,423,400
Non-cash Collateral(2)	(1,423,400)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,141,773
Non-cash Collateral(4)	(2,141,773)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 22.1%
34,646	Amgen, Inc.	$10,887,852
250,052	Apellis Pharmaceuticals, Inc. (a)	15,825,791
57,843	Biogen, Inc. (a)	14,267,554
51,746	BioMarin Pharmaceutical, Inc. (a)	4,557,788
134,884	Exact Sciences Corp. (a)	8,821,413
1,039,884	Exelixis, Inc. (a)	22,627,876
246,358	Gilead Sciences, Inc.	19,279,977
158,922	Incyte Corp. (a)	9,339,846
98,623	Ionis Pharmaceuticals, Inc. (a)	5,068,236
63,055	Karuna Therapeutics, Inc. (a)	19,762,698
398,257	Natera, Inc. (a)	26,261,066
189,335	Neurocrine Biosciences, Inc. (a)	26,463,353
22,723	Regeneron Pharmaceuticals, Inc. (a)	21,422,790
1,332,866	Roivant Sciences Ltd. (a)	13,328,659
313,009	Ultragenyx Pharmaceutical, Inc. (a)	13,806,827
113,451	United Therapeutics Corp. (a)	24,367,006
49,049	Vertex Pharmaceuticals, Inc. (a)	21,256,856
		277,345,588
	Health Care Equipment & Supplies — 20.6%
90,658	Abbott Laboratories	10,257,953
129,058	Baxter International, Inc.	4,993,254
20,462	Becton Dickinson & Co.	4,886,530
13,184	Cooper (The) Cos., Inc.	4,918,028
80,415	Dexcom, Inc. (a)	9,758,360
89,064	Enovis Corp. (a)	5,228,057
1,036,858	Envista Holdings Corp. (a)	24,366,163
129,058	GE HealthCare Technologies, Inc.	9,467,695
280,880	Globus Medical, Inc., Class A (a)	14,827,655
139,660	Hologic, Inc. (a)	10,396,290
200,095	ICU Medical, Inc. (a)	18,314,695
35,956	IDEXX Laboratories, Inc. (a)	18,520,216
22,995	Insulet Corp. (a)	4,389,056
343,699	Integra LifeSciences Holdings Corp. (a)	13,799,515
29,579	Intuitive Surgical, Inc. (a)	11,187,369
42,568	Masimo Corp. (a)	5,488,718
242,261	Medtronic PLC	21,207,528
270,793	QuidelOrtho Corp. (a)	18,552,028
45,389	STERIS PLC	9,937,922
16,661	Stryker Corp.	5,589,432
337,347	Tandem Diabetes Care, Inc. (a)	7,691,512
60,031	Teleflex, Inc.	14,577,328
81,995	Zimmer Biomet Holdings, Inc.	10,298,572
		258,653,876
Shares	Description	Value

	Health Care Providers & Services — 28.0%
247,488	Cardinal Health, Inc.	$27,023,215
336,165	Centene Corp. (a)	25,316,586
17,065	Chemed Corp.	10,115,961
83,309	Cigna Group (The)	25,071,844
190,506	DaVita, Inc. (a)	20,605,129
42,322	Elevance Health, Inc.	20,883,368
299,122	Encompass Health Corp.	21,249,627
55,298	HCA Healthcare, Inc.	16,860,360
263,604	Henry Schein, Inc. (a)	19,728,123
43,593	Humana, Inc.	16,480,770
65,855	Laboratory Corp. of America Holdings	14,639,567
69,045	Molina Healthcare, Inc. (a)	24,610,400
1,115,689	Premier, Inc., Class A	24,121,196
180,931	Quest Diagnostics, Inc.	23,236,968
472,030	R1 RCM, Inc. (a)	4,833,587
198,069	Tenet Healthcare Corp. (a)	16,388,229
28,431	UnitedHealth Group, Inc.	14,549,280
163,650	Universal Health Services, Inc., Class B	25,989,256
		351,703,466
	Health Care Technology — 0.8%
283,647	Certara, Inc. (a)	4,583,736
177,937	Doximity, Inc., Class A (a)	4,795,402
		9,379,138
	Life Sciences Tools & Services — 15.2%
445,797	10X Genomics, Inc., Class A (a)	18,576,361
35,887	Agilent Technologies, Inc.	4,668,899
218,544	Avantor, Inc. (a)	5,024,327
64,662	Bio-Techne Corp.	4,547,032
203,703	Bruker Corp.	14,566,802
84,422	Charles River Laboratories International, Inc. (a)	18,258,790
64,702	Danaher Corp.	15,522,657
70,504	ICON PLC (a)	18,392,378
43,127	IQVIA Holdings, Inc. (a)	8,980,335
2,285,204	Maravai LifeSciences Holdings, Inc., Class A (a)	13,254,183
81,385	Medpace Holdings, Inc. (a)	23,730,238
10,397	QIAGEN N.V.	453,933
333,978	QIAGEN N.V.	14,581,479
27,750	Repligen Corp. (a)	5,255,850
91,288	Revvity, Inc.	9,784,248
296,105	Sotera Health Co. (a)	4,358,666
18,800	Thermo Fisher Scientific, Inc.	10,132,824
		190,089,002
	Pharmaceuticals — 13.3%
486,198	Bristol-Myers Squibb Co.	23,760,496
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
34,237	Eli Lilly & Co.	$22,103,750
121,692	Jazz Pharmaceuticals PLC (a)	14,934,042
63,664	Johnson & Johnson	10,116,210
692,006	Organon & Co.	11,521,900
620,182	Perrigo Co. PLC	19,895,438
866,510	Pfizer, Inc.	23,465,091
2,303,491	Viatris, Inc.	27,112,089
75,838	Zoetis, Inc.	14,243,135
		167,152,151
	Total Common Stocks	1,254,323,221
	(Cost $1,212,664,290)
MONEY MARKET FUNDS — 0.2%
2,789,552	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	2,789,552
	(Cost $2,789,552)

	Total Investments — 100.2%	1,257,112,773
	(Cost $1,215,453,842)
	Net Other Assets and Liabilities — (0.2)%	(2,022,707)
	Net Assets — 100.0%	$1,255,090,066

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,254,323,221	$ 1,254,323,221	$ —	$ —
Money Market Funds	2,789,552	2,789,552	—	—
Total Investments	$1,257,112,773	$1,257,112,773	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 9.3%
86,911	Axon Enterprise, Inc. (a)	$21,646,054
86,136	Boeing (The) Co. (a)	18,178,142
56,352	BWX Technologies, Inc.	4,591,561
38,817	Curtiss-Wright Corp.	8,639,500
33,305	General Dynamics Corp.	8,825,492
24,175	HEICO Corp.	4,341,588
51,883	Huntington Ingalls Industries, Inc.	13,433,546
41,060	L3Harris Technologies, Inc.	8,557,725
28,774	Northrop Grumman Corp.	12,855,072
51,390	RTX Corp.	4,682,657
706,470	Spirit AeroSystems Holdings, Inc., Class A (a)	19,399,666
215,071	Textron, Inc.	18,218,664
17,099	TransDigm Group, Inc.	18,683,735
		162,053,402
	Air Freight & Logistics — 2.1%
33,994	Expeditors International of Washington, Inc.	4,294,462
68,374	FedEx Corp.	16,497,963
70,700	GXO Logistics, Inc. (a)	3,844,666
85,679	United Parcel Service, Inc., Class B	12,157,850
		36,794,941
	Building Products — 9.4%
163,405	A.O. Smith Corp.	12,681,862
95,782	Advanced Drainage Systems, Inc.	12,491,888
106,331	Allegion PLC	13,173,348
228,353	Armstrong World Industries, Inc.	22,654,901
103,607	Builders FirstSource, Inc. (a)	17,999,644
13,841	Carlisle Cos., Inc.	4,349,673
113,579	Fortune Brands Innovations, Inc.	8,812,595
150,036	Johnson Controls International PLC	7,905,397
64,559	Masco Corp.	4,344,175
151,463	Owens Corning	22,951,188
92,051	Trane Technologies PLC	23,201,454
162,712	Trex Co., Inc. (a)	13,257,774
		163,823,899
	Chemicals — 3.1%
509,158	Axalta Coating Systems Ltd. (a)	16,506,902
112,414	DuPont de Nemours, Inc.	6,947,185
28,916	PPG Industries, Inc.	4,078,313
120,674	RPM International, Inc.	12,871,089
43,190	Sherwin-Williams (The) Co.	13,146,172
		53,549,661
Shares	Description	Value

	Commercial Services & Supplies — 1.7%
28,699	Cintas Corp.	$17,350,554
80,697	Tetra Tech, Inc.	12,764,652
		30,115,206
	Construction & Engineering — 4.2%
80,288	EMCOR Group, Inc.	18,314,495
57,107	MasTec, Inc. (a)	3,750,217
1,133,923	MDU Resources Group, Inc.	22,122,838
104,041	Quanta Services, Inc.	20,189,156
18,516	Valmont Industries, Inc.	4,179,246
97,169	WillScot Mobile Mini Holdings Corp. (a)	4,596,094
		73,152,046
	Construction Materials — 1.6%
85,270	Eagle Materials, Inc.	19,294,896
8,667	Martin Marietta Materials, Inc.	4,406,476
19,046	Vulcan Materials Co.	4,304,586
		28,005,958
	Consumer Finance — 3.7%
119,845	American Express Co.	24,057,685
131,909	Capital One Financial Corp.	17,849,926
587,895	Synchrony Financial	22,851,479
		64,759,090
	Containers & Packaging — 6.9%
1,397,407	Amcor PLC	13,177,548
69,958	AptarGroup, Inc.	9,086,145
256,656	Berry Global Group, Inc.	16,800,702
46,955	Crown Holdings, Inc.	4,155,518
910,819	Graphic Packaging Holding Co.	23,234,993
106,171	Packaging Corp. of America	17,611,645
297,700	Silgan Holdings, Inc.	13,676,338
401,855	Sonoco Products Co.	22,865,549
		120,608,438
	Diversified Consumer Services — 0.7%
1,975,220	ADT, Inc.	12,898,187
	Electrical Equipment — 3.6%
65,768	Acuity Brands, Inc.	15,663,307
26,226	AMETEK, Inc.	4,249,923
88,855	Emerson Electric Co.	8,150,669
13,144	Hubbell, Inc.	4,410,732
227,973	nVent Electric PLC	13,687,499
460,372	Sensata Technologies Holding PLC	16,651,655
		62,813,785
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 3.2%
304,133	Crane NXT Co.	$17,724,871
27,178	Keysight Technologies, Inc. (a)	4,165,300
50,347	Littelfuse, Inc.	12,178,939
19,378	Teledyne Technologies, Inc. (a)	8,109,112
389,899	Vontier Corp.	13,486,607
		55,664,829
	Financial Services — 7.3%
290,263	Block, Inc. (a)	18,869,998
85,212	Euronet Worldwide, Inc. (a)	8,491,376
65,103	Fiserv, Inc. (a)	9,236,162
47,665	FleetCor Technologies, Inc. (a)	13,819,513
106,069	Global Payments, Inc.	14,131,573
26,461	Jack Henry & Associates, Inc.	4,388,028
140,826	PayPal Holdings, Inc. (a)	8,639,675
302,012	Shift4 Payments, Inc., Class A (a)	21,687,482
16,609	Visa, Inc., Class A	4,538,575
1,451,015	Western Union (The) Co.	18,239,258
22,225	WEX, Inc. (a)	4,542,568
		126,584,208
	Ground Transportation — 6.6%
249,439	CSX Corp.	8,904,972
67,443	J.B. Hunt Transport Services, Inc.	13,554,694
300,021	Knight-Swift Transportation Holdings, Inc.	17,215,205
44,659	Landstar System, Inc.	8,562,023
18,293	Norfolk Southern Corp.	4,303,245
195,129	Ryder System, Inc.	22,160,801
30,741	Saia, Inc. (a)	13,851,280
882,188	Schneider National, Inc., Class B	21,631,250
17,606	Union Pacific Corp.	4,294,632
		114,478,102
	Household Durables — 1.3%
59,989	TopBuild Corp. (a)	22,143,740
	Industrial Conglomerates — 0.5%
67,757	General Electric Co.	8,972,382
	IT Services — 0.5%
24,646	Accenture PLC, Class A	8,968,186
	Leisure Products — 0.8%
178,770	Brunswick Corp.	14,423,164
	Machinery — 18.0%
184,923	AGCO Corp.	22,621,631
386,099	Allison Transmission Holdings, Inc.	23,374,434
Shares	Description	Value

	Machinery (Continued)
45,559	Caterpillar, Inc.	$13,681,823
1,843,324	CNH Industrial N.V.	22,119,888
72,198	Cummins, Inc.	17,276,981
43,254	Deere & Co.	17,023,909
132,334	Donaldson Co., Inc.	8,547,453
56,225	Dover Corp.	8,421,381
49,918	Esab Corp.	4,292,449
209,804	Flowserve Corp.	8,377,474
117,455	Fortive Corp.	9,182,632
1,672,999	Gates Industrial Corp. PLC (a)	21,548,227
49,837	Graco, Inc.	4,251,096
19,917	IDEX Corp.	4,212,446
72,477	ITT, Inc.	8,753,772
79,536	Lincoln Electric Holdings, Inc.	17,674,490
91,535	Middleby (The) Corp. (a)	12,912,842
159,542	Oshkosh Corp.	17,565,574
229,921	PACCAR, Inc.	23,081,769
9,384	Parker-Hannifin Corp.	4,358,868
118,938	Pentair PLC	8,702,694
59,882	Snap-on, Inc.	17,361,588
68,148	Westinghouse Air Brake Technologies Corp.	8,966,232
75,621	Xylem, Inc.	8,502,825
		312,812,478
	Marine Transportation — 1.0%
220,388	Kirby Corp. (a)	17,335,720
	Professional Services — 4.8%
135,219	Booz Allen Hamilton Holding Corp.	19,034,779
17,484	Equifax, Inc.	4,272,041
67,641	FTI Consulting, Inc. (a)	12,960,692
498,304	Genpact Ltd.	17,889,114
66,624	Jacobs Solutions, Inc.	8,978,916
169,511	ManpowerGroup, Inc.	12,567,545
98,362	Robert Half, Inc.	7,823,713
		83,526,800
	Software — 1.3%
19,289	Fair Isaac Corp. (a)	23,124,232
	Trading Companies & Distributors — 8.2%
535,326	Air Lease Corp.	22,381,980
214,006	Core & Main, Inc., Class A (a)	8,840,588
89,585	Ferguson PLC	16,829,438
170,808	MSC Industrial Direct Co., Inc., Class A	16,855,334
39,156	United Rentals, Inc.	24,488,162
20,873	W.W. Grainger, Inc.	18,694,694
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
31,439	Watsco, Inc.	$12,292,020
129,121	WESCO International, Inc.	22,405,076
		142,787,292
	Total Common Stocks	1,739,395,746
	(Cost $1,493,297,297)
MONEY MARKET FUNDS — 0.2%
3,056,762	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	3,056,762
	(Cost $3,056,762)

	Total Investments — 100.0%	1,742,452,508
	(Cost $1,496,354,059)
	Net Other Assets and Liabilities — (0.0)%	(790,446)
	Net Assets — 100.0%	$1,741,662,062

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,739,395,746	$ 1,739,395,746	$ —	$ —
Money Market Funds	3,056,762	3,056,762	—	—
Total Investments	$1,742,452,508	$1,742,452,508	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
51,371	Hexcel Corp.	$3,410,521
	Chemicals — 51.7%
27,672	Air Products and Chemicals, Inc.	7,076,007
149,842	Albemarle Corp.	17,192,871
134,810	Ashland, Inc.	12,620,912
97,536	Celanese Corp.	14,268,541
272,315	CF Industries Holdings, Inc.	20,562,506
120,120	Chemours (The) Co.	3,624,020
207,253	Dow, Inc.	11,108,761
126,537	Eastman Chemical Co.	10,572,166
57,302	Ecolab, Inc.	11,358,402
163,726	Element Solutions, Inc.	3,639,629
180,264	FMC Corp.	10,130,837
301,519	Huntsman Corp.	7,399,276
93,579	International Flavors & Fragrances, Inc.	7,549,954
9,224	Linde PLC	3,734,152
159,387	LyondellBasell Industries N.V., Class A	15,001,505
605,907	Mosaic (The) Co.	18,607,404
20,822	NewMarket Corp.	11,614,720
280,895	Olin Corp.	14,626,203
178,284	Scotts Miracle-Gro (The) Co.	10,030,258
108,277	Westlake Corp.	14,980,123
		225,698,247
	Containers & Packaging — 4.3%
18,740	Avery Dennison Corp.	3,737,693
419,205	International Paper Co.	15,020,115
		18,757,808
	Machinery — 4.4%
13,297	RBC Bearings, Inc. (a)	3,570,777
189,076	Timken (The) Co.	15,487,215
		19,057,992
	Metals & Mining — 34.3%
111,430	Alcoa Corp.	3,315,042
742,132	Cleveland-Cliffs, Inc. (a)	14,879,747
177,995	Freeport-McMoRan, Inc.	7,064,622
381,720	MP Materials Corp. (a)	6,034,993
91,536	Newmont Corp.	3,158,907
124,393	Nucor Corp.	23,252,783
54,186	Reliance Steel & Aluminum Co.	15,465,768
62,640	Royal Gold, Inc.	7,165,390
88,034	Southern Copper Corp.	7,227,591
2,011,992	SSR Mining, Inc.	18,973,085
183,309	Steel Dynamics, Inc.	22,123,563
444,996	United States Steel Corp.	20,923,712
		149,585,203
Shares	Description	Value

	Specialty Retail — 1.7%
201,630	Valvoline, Inc. (a)	$7,357,479
	Trading Companies & Distributors — 2.7%
175,480	Fastenal Co.	11,973,000
	Total Common Stocks	435,840,250
	(Cost $481,200,084)
MONEY MARKET FUNDS — 0.1%
407,856	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	407,856
	(Cost $407,856)

	Total Investments — 100.0%	436,248,106
	(Cost $481,607,940)
	Net Other Assets and Liabilities — (0.0)%	(203,304)
	Net Assets — 100.0%	$436,044,802

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 435,840,250	$ 435,840,250	$ —	$ —
Money Market Funds	407,856	407,856	—	—
Total Investments	$436,248,106	$436,248,106	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 0.3%
24,499	F5, Inc. (a)	$4,500,466
	Electrical Equipment — 2.0%
480,485	Vertiv Holdings Co., Class A	27,065,720
	Electronic Equipment, Instruments & Components — 7.5%
44,232	Amphenol Corp., Class A	4,471,855
188,774	Arrow Electronics, Inc. (a)	20,982,230
457,891	Avnet, Inc.	20,742,462
40,608	CDW Corp.	9,206,646
100,729	Coherent Corp. (a)	4,788,657
143,998	Corning, Inc.	4,678,495
144,915	Jabil, Inc.	18,156,400
171,564	TD SYNNEX Corp.	17,152,969
		100,179,714
	Hotels, Restaurants & Leisure — 1.8%
233,368	DoorDash, Inc., Class A (a)	24,316,946
	Interactive Media & Services — 3.5%
31,389	Alphabet, Inc., Class A (a)	4,397,599
176,234	IAC, Inc. (a)	8,848,709
37,163	Meta Platforms, Inc., Class A (a)	14,498,773
498,438	Pinterest, Inc., Class A (a)	18,676,472
		46,421,553
	IT Services — 15.1%
37,048	Akamai Technologies, Inc. (a)	4,565,425
149,668	Amdocs Ltd.	13,721,562
277,176	Cloudflare, Inc., Class A (a)	21,910,763
244,434	Cognizant Technology Solutions Corp., Class A	18,850,750
575,176	DXC Technology Co. (a)	12,538,837
14,747	EPAM Systems, Inc. (a)	4,101,288
40,925	Gartner, Inc. (a)	18,720,732
96,973	Globant S.A. (a)	22,867,203
173,909	GoDaddy, Inc., Class A (a)	18,549,134
26,811	International Business Machines Corp.	4,924,108
22,577	MongoDB, Inc. (a)	9,042,540
145,303	Okta, Inc. (a)	12,009,293
92,774	Snowflake, Inc., Class A (a)	18,150,305
304,175	Twilio, Inc., Class A (a)	21,392,628
		201,344,568
	Professional Services — 6.8%
40,617	CACI International, Inc., Class A (a)	13,961,281
1,993,751	Clarivate PLC (a) (b)	17,824,134
234,984	Concentrix Corp.	20,883,028
Shares	Description	Value

	Professional Services (Continued)
788,979	Dun & Bradstreet Holdings, Inc.	$9,144,267
148,504	Science Applications International Corp.	18,958,021
151,057	SS&C Technologies Holdings, Inc.	9,217,498
		89,988,229
	Semiconductors & Semiconductor Equipment — 15.7%
89,236	Advanced Micro Devices, Inc. (a)	14,963,985
46,490	Analog Devices, Inc.	8,942,816
56,957	Applied Materials, Inc.	9,358,035
16,540	Broadcom, Inc.	19,517,200
52,708	Cirrus Logic, Inc. (a)	4,069,058
154,082	Entegris, Inc.	18,135,451
217,066	GLOBALFOUNDRIES, Inc. (a) (b)	11,934,289
22,629	KLA Corp.	13,442,531
11,785	Lam Research Corp.	9,724,628
102,362	Microchip Technology, Inc.	8,719,195
20,854	Monolithic Power Systems, Inc.	12,569,123
37,280	NVIDIA Corp.	22,937,266
157,479	ON Semiconductor Corp. (a)	11,201,481
63,825	QUALCOMM, Inc.	9,478,651
164,224	Skyworks Solutions, Inc.	17,154,839
40,405	Teradyne, Inc.	3,902,719
25,723	Texas Instruments, Inc.	4,118,767
48,265	Universal Display Corp.	8,193,949
		208,363,983
	Software — 44.6%
22,049	Adobe, Inc. (a)	13,621,431
195,739	Alteryx, Inc., Class A (a)	9,289,773
25,438	ANSYS, Inc. (a)	8,339,340
110,032	AppLovin Corp., Class A (a)	4,525,616
77,618	Atlassian Corp., Class A (a)	19,386,648
37,913	Autodesk, Inc. (a)	9,622,699
48,295	Cadence Design Systems, Inc. (a)	13,931,176
90,387	Crowdstrike Holdings, Inc., Class A (a)	26,438,198
190,126	Datadog, Inc., Class A (a)	23,659,279
221,266	DocuSign, Inc. (a)	13,479,525
50,880	Dolby Laboratories, Inc., Class A	4,232,198
357,648	DoubleVerify Holdings, Inc. (a)	14,309,496
148,736	Dropbox, Inc., Class A (a)	4,711,956
168,789	Dynatrace, Inc. (a)	9,620,973
204,771	Elastic N.V. (a)	23,970,493
55,722	Five9, Inc. (a)	4,227,071
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
809,033	Gen Digital, Inc.	$18,996,095
366,545	Gitlab, Inc., Class A (a)	26,065,015
22,659	HubSpot, Inc. (a)	13,844,649
29,537	Intuit, Inc.	18,647,594
42,871	Manhattan Associates, Inc. (a)	10,398,790
24,549	Microsoft Corp.	9,760,191
130,382	nCino, Inc. (a)	4,104,425
777,900	NCR Voyix Corp. (a)	11,435,130
483,910	Nutanix, Inc., Class A (a)	27,195,742
537,628	Palantir Technologies, Inc., Class A (a)	8,650,435
62,608	Palo Alto Networks, Inc. (a)	21,193,434
89,741	Pegasystems, Inc.	4,373,976
63,346	Procore Technologies, Inc. (a)	4,522,271
75,185	PTC, Inc. (a)	13,582,170
129,153	RingCentral, Inc., Class A (a)	4,376,995
87,701	Salesforce, Inc. (a)	24,651,874
841,022	SentinelOne, Inc., Class A (a)	22,539,390
32,665	ServiceNow, Inc. (a)	25,001,791
386,075	Smartsheet, Inc., Class A (a)	17,361,793
86,342	Splunk, Inc. (a)	13,242,273
25,547	Synopsys, Inc. (a)	13,625,492
929,053	UiPath, Inc., Class A (a)	21,349,638
321,699	Unity Software, Inc. (a)	10,423,048
66,877	Workday, Inc., Class A (a)	19,465,888
104,161	Zscaler, Inc. (a)	24,547,623
		592,721,594
	Technology Hardware, Storage & Peripherals — 2.6%
1,359,109	Hewlett Packard Enterprise Co.	20,780,777
145,721	HP, Inc.	4,183,650
104,708	NetApp, Inc.	9,130,537
		34,094,964
	Total Common Stocks	1,328,997,737
	(Cost $1,056,773,153)
MONEY MARKET FUNDS — 0.3%
1,000,933	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	1,000,933
2,431,904	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	2,431,904
	Total Money Market Funds	3,432,837
	(Cost $3,432,837)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$11,401,406	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $11,403,056. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $11,795,875. (d)	$11,401,406
	(Cost $11,401,406)

	Total Investments — 101.0%	1,343,831,980
	(Cost $1,071,607,396)
	Net Other Assets and Liabilities — (1.0)%	(13,457,688)
	Net Assets — 100.0%	$1,330,374,292

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $11,833,664 and the total value of the collateral held by the Fund is $12,402,339.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,328,997,737	$ 1,328,997,737	$ —	$ —
Money Market Funds	3,432,837	3,432,837	—	—
Repurchase Agreements	11,401,406	—	11,401,406	—
Total Investments	$1,343,831,980	$1,332,430,574	$11,401,406	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$11,833,664
Non-cash Collateral(2)	(11,833,664)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,401,406
Non-cash Collateral(4)	(11,401,406)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 2.6%
11,454	Clean Harbors, Inc. (a)	$1,923,814
12,121	Republic Services, Inc.	2,074,146
11,161	Waste Management, Inc.	2,071,816
		6,069,776
	Electric Utilities — 50.3%
77,929	Alliant Energy Corp.	3,792,025
73,831	American Electric Power Co., Inc.	5,769,154
308,372	Avangrid, Inc.	9,368,341
61,795	Duke Energy Corp.	5,921,815
55,921	Edison International	3,773,549
79,015	Entergy Corp.	7,882,537
191,463	Evergy, Inc.	9,720,577
129,544	Eversource Energy	7,023,876
222,715	Exelon Corp.	7,752,709
54,525	FirstEnergy Corp.	1,999,977
704,324	Hawaiian Electric Industries, Inc.	9,135,082
60,990	IDACORP, Inc.	5,646,454
65,817	NextEra Energy, Inc.	3,858,851
228,900	OGE Energy Corp.	7,608,636
332,591	PG&E Corp.	5,610,810
111,296	Pinnacle West Capital Corp.	7,668,295
221,277	PPL Corp.	5,797,457
28,507	Southern (The) Co.	1,981,807
96,860	Xcel Energy, Inc.	5,799,008
		116,110,960
	Gas Utilities — 7.5%
68,986	Atmos Energy Corp.	7,860,265
199,210	National Fuel Gas Co.	9,394,743
		17,255,008
	Independent Power and Renewable Electricity Producers — 11.8%
103,837	AES (The) Corp.	1,732,001
347,147	Brookfield Renewable Corp., Class A	9,692,344
218,615	Clearway Energy, Inc., Class C	5,299,228
259,459	Vistra Corp.	10,645,603
		27,369,176
	Multi-Utilities — 25.2%
110,527	Ameren Corp.	7,689,363
139,928	CenterPoint Energy, Inc.	3,909,588
34,422	CMS Energy Corp.	1,967,561
109,864	Consolidated Edison, Inc.	9,986,638
85,058	Dominion Energy, Inc.	3,888,852
36,257	DTE Energy Co.	3,822,213
301,148	NiSource, Inc.	7,820,813
Shares	Description	Value

	Multi-Utilities (Continued)
163,440	Public Service Enterprise Group, Inc.	$9,477,886
80,244	Sempra	5,742,261
47,496	WEC Energy Group, Inc.	3,835,777
		58,140,952
	Water Utilities — 2.5%
15,144	American Water Works Co., Inc.	1,878,159
107,034	Essential Utilities, Inc.	3,838,239
		5,716,398
	Total Common Stocks	230,662,270
	(Cost $253,475,293)
MONEY MARKET FUNDS — 0.1%
216,766	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	216,766
	(Cost $216,766)

	Total Investments — 100.0%	230,879,036
	(Cost $253,692,059)
	Net Other Assets and Liabilities — (0.0)%	(48,953)
	Net Assets — 100.0%	$230,830,083

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 230,662,270	$ 230,662,270	$ —	$ —
Money Market Funds	216,766	216,766	—	—
Total Investments	$230,879,036	$230,879,036	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$1,422,773,277	$425,617,555	$540,130,998
Receivables:
Dividends	229,753	678,362	798,614
Securities lending income	120,431	—	10,477
Reclaims	7,907	—	—
Investment securities sold	—	—	3,250,559
Prepaid expenses	8,408	3,675	2,001
Total Assets	1,423,139,776	426,299,592	544,192,649

LIABILITIES:
Due to custodian	—	—	—
Payables:
Collateral for securities on loan	3,556,700	—	7,465,986
Investment advisory fees	595,866	186,651	231,118
Licensing fees	180,387	66,050	83,856
Audit and tax fees	19,379	19,201	21,259
Shareholder reporting fees	7,566	32,188	96,010
Trustees’ fees	295	434	457
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	3,259,420
Other liabilities	198,628	79,821	119,421
Total Liabilities	4,558,821	384,345	11,277,527
NET ASSETS	$1,418,580,955	$425,915,247	$532,915,122

NET ASSETS consist of:
Paid-in capital	$1,748,546,634	$708,188,608	$1,078,778,222
Par value	246,500	68,500	327,000
Accumulated distributable earnings (loss)	(330,212,179)	(282,341,861)	(546,190,100)
NET ASSETS	$1,418,580,955	$425,915,247	$532,915,122
NET ASSET VALUE, per share	$57.55	$62.18	$16.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,650,002	6,850,002	32,700,002
Investments, at cost	$1,272,535,706	$427,111,587	$584,455,465
Securities on loan, at value	$3,454,508	$—	$7,893,509
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$828,911,559	$1,257,112,773	$1,742,452,508	$436,248,106	$1,343,831,980	$230,879,036

577,529	648,993	477,404	213,612	56,993	154,362
—	—	—	—	1,786	—
—	—	—	62,510	—	16,648
—	—	—	6,648,405	—	—
3,956	7,895	11,257	1,036	8,234	656
829,493,044	1,257,769,661	1,742,941,169	443,173,669	1,343,898,993	231,050,702

—	—	—	—	138,829	—

2,329,800	—	—	—	12,402,339	—
344,739	539,936	727,432	191,525	557,918	100,737
103,396	170,271	222,975	61,151	172,775	32,305
19,580	19,565	19,633	19,257	19,349	19,173
64,350	56,109	54,204	89,984	36,657	25,424
394	375	296	556	317	449
—	1,685,682	—	—	—	—
—	—	—	6,650,698	—	—
170,000	207,657	254,567	115,696	196,517	42,531
3,032,259	2,679,595	1,279,107	7,128,867	13,524,701	220,619
$826,460,785	$1,255,090,066	$1,741,662,062	$436,044,802	$1,330,374,292	$230,830,083

$1,271,580,889	$1,882,903,996	$1,889,179,415	$759,594,170	$1,714,921,257	$464,370,536
189,500	122,500	270,000	66,000	102,050	76,500
(445,309,604)	(627,936,430)	(147,787,353)	(323,615,368)	(384,649,015)	(233,616,953)
$826,460,785	$1,255,090,066	$1,741,662,062	$436,044,802	$1,330,374,292	$230,830,083
$43.61	$102.46	$64.51	$66.07	$130.36	$30.17
18,950,002	12,250,002	27,000,002	6,600,002	10,205,000	7,650,002
$786,869,990	$1,215,453,842	$1,496,354,059	$481,607,940	$1,071,607,396	$253,692,059
$1,423,400	$—	$—	$—	$11,833,664	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$8,485,858	$5,614,606	$8,809,355
Securities lending income (net of fees)	447,430	—	109,288
Foreign withholding tax	(9,433)	—	—
Total investment income	8,923,855	5,614,606	8,918,643

EXPENSES:
Investment advisory fees	3,438,944	1,369,388	1,537,147
Accounting and administration fees	327,232	138,637	155,405
Licensing fees	275,115	109,551	122,972
Custodian fees	58,862	21,147	22,049
Legal fees	53,319	7,854	11,734
Shareholder reporting fees	41,332	35,685	71,301
Transfer agent fees	29,763	13,694	15,372
Audit and tax fees	14,518	14,454	15,477
Trustees’ fees and expenses	4,515	4,281	4,236
Listing fees	3,400	3,828	8,055
Other expenses	8,691	5,681	12,361
Total expenses	4,255,691	1,724,200	1,976,109
NET INVESTMENT INCOME (LOSS)	4,668,164	3,890,406	6,942,534

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,731,675)	(24,313,356)	(10,964,539)
In-kind redemptions	17,310,787	20,474,035	31,530,042
Net realized gain (loss)	5,579,112	(3,839,321)	20,565,503
Net change in unrealized appreciation (depreciation) on investments	(23,267,644)	(25,320,248)	(58,453,377)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,688,532)	(29,159,569)	(37,887,874)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,020,368)	$(25,269,163)	$(30,945,340)
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$14,055,821	$6,729,264	$12,446,930	$5,502,611	$3,793,636	$4,348,017
19,143	3,303	387	7,033	3,860,814	23,148
(23,377)	(66,107)	—	—	—	(32,850)
14,051,587	6,666,460	12,447,317	5,509,644	7,654,450	4,338,315

1,972,541	3,281,201	4,167,718	1,226,757	3,071,642	609,309
199,057	314,524	385,471	124,384	297,727	62,615
157,803	262,496	333,417	98,141	245,731	48,745
34,350	47,426	64,598	16,867	49,454	10,083
19,775	17,433	18,645	12,678	11,982	3,832
57,373	67,591	60,383	64,396	44,212	25,389
19,725	28,974	33,407	12,268	27,926	6,093
14,605	14,609	14,636	14,478	14,506	14,443
4,343	4,541	4,629	4,333	4,452	4,136
4,171	3,828	4,115	3,828	3,847	3,847
9,644	13,852	13,781	11,317	8,739	3,392
2,493,387	4,056,475	5,100,800	1,589,447	3,780,218	791,884
11,558,200	2,609,985	7,346,517	3,920,197	3,874,232	3,546,431

(52,764,833)	(51,853,482)	16,816,313	(15,177,107)	15,159,549	(5,813,701)
7,106,824	32,819,317	22,897,380	1,318,891	62,585,240	(874,772)
(45,658,009)	(19,034,165)	39,713,693	(13,858,216)	77,744,789	(6,688,473)
79,798,714	(45,226,912)	20,566,764	(8,796,533)	34,934,654	(14,465,918)
34,140,705	(64,261,077)	60,280,457	(22,654,749)	112,679,443	(21,154,391)
$45,698,905	$(61,651,092)	$67,626,974	$(18,734,552)	$116,553,675	$(17,607,960)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$4,668,164	$4,892,684	$3,890,406	$12,987,026
Net realized gain (loss)	5,579,112	(39,125,381)	(3,839,321)	4,696,091
Net change in unrealized appreciation (depreciation)	(23,267,644)	233,009,394	(25,320,248)	(2,826,324)
Net increase (decrease) in net assets resulting from operations	(13,020,368)	198,776,697	(25,269,163)	14,856,793

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,267,290)	(4,813,851)	(4,355,586)	(13,063,057)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	125,863,675	1,142,163,400	60,244,561	187,021,189
Cost of shares redeemed	(193,173,618)	(226,064,609)	(261,232,163)	(182,940,815)
Net increase (decrease) in net assets resulting from shareholder transactions	(67,309,943)	916,098,791	(200,987,602)	4,080,374
Total increase (decrease) in net assets	(85,597,601)	1,110,061,637	(230,612,351)	5,874,110

NET ASSETS:
Beginning of period	1,504,178,556	394,116,919	656,527,598	650,653,488
End of period	$1,418,580,955	$1,504,178,556	$425,915,247	$656,527,598

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	26,200,002	7,950,002	10,200,002	10,200,002
Shares sold	2,300,000	22,750,000	950,000	2,950,000
Shares redeemed	(3,850,000)	(4,500,000)	(4,300,000)	(2,950,000)
Shares outstanding, end of period	24,650,002	26,200,002	6,850,002	10,200,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023

$6,942,534	$39,710,556	$11,558,200	$36,315,307	$2,609,985	$2,951,650
20,565,503	186,882,603	(45,658,009)	(275,703,649)	(19,034,165)	3,384,046
(58,453,377)	(215,859,342)	79,798,714	23,420,964	(45,226,912)	(35,025,625)
(30,945,340)	10,733,817	45,698,905	(215,967,378)	(61,651,092)	(28,689,929)

(6,127,680)	(40,310,566)	(14,509,511)	(36,401,587)	(2,076,660)	(4,384,241)

357,462,746	611,336,353	42,406,056	1,466,464,796	32,559,961	248,534,264
(355,161,977)	(1,679,363,136)	(141,158,780)	(1,491,809,460)	(235,561,873)	(197,368,260)
2,300,769	(1,068,026,783)	(98,752,724)	(25,344,664)	(203,001,912)	51,166,004
(34,772,251)	(1,097,603,532)	(67,563,330)	(277,713,629)	(266,729,664)	18,091,834

567,687,373	1,665,290,905	894,024,115	1,171,737,744	1,521,819,730	1,503,727,896
$532,915,122	$567,687,373	$826,460,785	$894,024,115	$1,255,090,066	$1,521,819,730

32,900,002	99,150,002	21,550,002	28,250,002	14,300,002	13,850,002
20,600,000	35,050,000	1,050,000	32,950,000	350,000	2,300,000
(20,800,000)	(101,300,000)	(3,650,000)	(39,650,000)	(2,400,000)	(1,850,000)
32,700,002	32,900,002	18,950,002	21,550,002	12,250,002	14,300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$7,346,517	$12,963,515	$3,920,197	$22,296,050
Net realized gain (loss)	39,713,693	(24,421,075)	(13,858,216)	(100,179,736)
Net change in unrealized appreciation (depreciation)	20,566,764	241,729,327	(8,796,533)	113,097,946
Net increase (decrease) in net assets resulting from operations	67,626,974	230,271,767	(18,734,552)	35,214,260

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(8,258,151)	(13,417,111)	(4,814,921)	(25,653,523)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	88,264,149	632,978,315	22,927,273	529,740,897
Cost of shares redeemed	(168,586,815)	(665,443,450)	(152,778,136)	(1,517,771,623)
Net increase (decrease) in net assets resulting from shareholder transactions	(80,322,666)	(32,465,135)	(129,850,863)	(988,030,726)
Total increase (decrease) in net assets	(20,953,843)	184,389,521	(153,400,336)	(978,469,989)

NET ASSETS:
Beginning of period	1,762,615,905	1,578,226,384	589,445,138	1,567,915,127
End of period	$1,741,662,062	$1,762,615,905	$436,044,802	$589,445,138

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	28,500,002	29,400,002	8,650,002	25,300,002
Shares sold	1,450,000	11,000,000	350,000	8,050,000
Shares redeemed	(2,950,000)	(11,900,000)	(2,400,000)	(24,700,000)
Shares outstanding, end of period	27,000,002	28,500,002	6,600,002	8,650,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023

$3,874,232	$2,403,147	$3,546,431	$7,850,210
77,744,789	(91,163,522)	(6,688,473)	8,776,912
34,934,654	247,503,716	(14,465,918)	(35,308,860)
116,553,675	158,743,341	(17,607,960)	(18,681,738)

(4,165,121)	(2,735,225)	(4,005,436)	(8,168,861)

212,353,456	74,597,705	23,254,939	162,348,780
(225,450,383)	(142,687,202)	(76,880,854)	(225,986,529)
(13,096,927)	(68,089,497)	(53,625,915)	(63,637,749)
99,291,627	87,918,619	(75,239,311)	(90,488,348)

1,231,082,665	1,143,164,046	306,069,394	396,557,742
$1,330,374,292	$1,231,082,665	$230,830,083	$306,069,394

10,255,000	10,955,000	9,400,002	11,550,002
1,850,000	750,000	800,000	4,850,000
(1,900,000)	(1,450,000)	(2,550,000)	(7,000,000)
10,205,000	10,255,000	7,650,002	9,400,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$57.41	$49.57	$61.36	$39.70	$43.40	$42.42
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.35 (a)	0.52	0.20	0.36	0.37
Net realized and unrealized gain (loss)	0.17 (b)	7.95	(11.78)	21.61	(3.61)	0.93
Total from investment operations	0.35	8.30	(11.26)	21.81	(3.25)	1.30
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.46)	(0.53)	(0.15)	(0.45)	(0.32)
Net asset value, end of period	$57.55	$57.41	$49.57	$61.36	$39.70	$43.40
Total return (c)	0.62%	16.93%	(18.43)%	54.99%	(7.39)%	3.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,418,581	$1,504,179	$394,117	$1,948,136	$948,948	$384,117
Ratio of total expenses to average net assets	0.62% (d)	0.61%	0.61%	0.61%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	0.68% (d)	0.71%	0.82%	0.38%	0.77%	0.90%
Portfolio turnover rate (e)	42%	110%	76%	88%	115%	97%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$64.37	$63.79	$56.21	$48.76	$45.80	$46.50
Income from investment operations:
Net investment income (loss)	0.44 (a)	1.20 (a)	0.81	0.79	0.84	0.70
Net realized and unrealized gain (loss)	(2.12)	0.56	7.55	7.40	2.98	(0.32)
Total from investment operations	(1.68)	1.76	8.36	8.19	3.82	0.38
Distributions paid to shareholders from:
Net investment income	(0.51)	(1.18)	(0.78)	(0.74)	(0.86)	(1.08)
Net asset value, end of period	$62.18	$64.37	$63.79	$56.21	$48.76	$45.80
Total return (b)	(2.60)%	2.87%	14.95%	16.88%	8.46%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$425,915	$656,528	$650,653	$247,311	$258,429	$329,792
Ratio of total expenses to average net assets	0.63% (c)	0.63%	0.63%	0.64%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	1.42% (c)	1.92%	1.41%	1.43%	1.72%	1.51%
Portfolio turnover rate (d)	33%	63%	88%	94%	113%	90%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.25	$16.80	$10.33	$6.54	$10.88	$17.10
Income from investment operations:
Net investment income (loss)	0.19 (a)	0.52 (a)	0.27	0.31	0.16	0.16
Net realized and unrealized gain (loss)	(0.96)	0.50 (b)	6.46	3.81	(4.31)	(6.25)
Total from investment operations	(0.77)	1.02	6.73	4.12	(4.15)	(6.09)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.57)	(0.26)	(0.33)	(0.19)	(0.13)
Net asset value, end of period	$16.30	$17.25	$16.80	$10.33	$6.54	$10.88
Total return (c)	(4.51)%	6.38%	65.76%	66.66%	(38.32)%	(35.77)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$532,915	$567,687	$1,665,291	$328,966	$615,795	$122,374
Ratio of total expenses to average net assets	0.64% (d)	0.62%	0.61%	0.64%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	2.26% (d)	3.01%	2.34%	1.70%	2.39%	1.17%
Portfolio turnover rate (e)	22%	58%	79%	71%	165%	99%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$41.49	$41.48	$43.40	$25.87	$32.35	$32.04
Income from investment operations:
Net investment income (loss)	0.59 (a)	1.28 (a)	0.92	0.81	0.72	0.65
Net realized and unrealized gain (loss)	2.28	(0.05)	(1.97)	17.55	(6.37)	0.25
Total from investment operations	2.87	1.23	(1.05)	18.36	(5.65)	0.90
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.22)	(0.87)	(0.83)	(0.83)	(0.59)
Net asset value, end of period	$43.61	$41.49	$41.48	$43.40	$25.87	$32.35
Total return (b)	7.07%	3.24%	(2.52)%	71.99%	(17.56)%	3.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$826,461	$894,024	$1,171,738	$1,312,886	$538,172	$988,353
Ratio of total expenses to average net assets	0.63% (c)	0.62%	0.62%	0.61%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets	2.93% (c)	3.06%	2.10%	2.25%	2.36%	2.06%
Portfolio turnover rate (d)	40%	78%	64%	86%	90%	81%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$106.42	$108.57	$122.03	$95.29	$77.62	$76.80
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.21 (a)	0.13	(0.15)	0.01	(0.11)
Net realized and unrealized gain (loss)	(4.00)	(2.06)	(13.59)	26.89	17.66	0.93
Total from investment operations	(3.80)	(1.85)	(13.46)	26.74	17.67	0.82
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.30)	—	—	—	—
Net asset value, end of period	$102.46	$106.42	$108.57	$122.03	$95.29	$77.62
Total return (b)	(3.57)%	(1.69)%	(11.03)%	28.08%	22.75%	1.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,255,090	$1,521,820	$1,503,728	$1,604,748	$1,348,309	$1,183,740
Ratio of total expenses to average net assets	0.62% (c)	0.62%	0.61%	0.61%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets	0.40% (c)	0.19%	0.12%	(0.14)%	0.01%	(0.11)%
Portfolio turnover rate (d)	49%	94%	88%	103%	107%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$61.85	$53.68	$59.52	$39.13	$42.49	$41.28
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.45 (a)	0.42	0.33	0.58	0.30
Net realized and unrealized gain (loss)	2.69	8.18	(5.87)	20.42	(3.29)	1.17
Total from investment operations	2.96	8.63	(5.45)	20.75	(2.71)	1.47
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.46)	(0.39)	(0.36)	(0.65)	(0.26)
Net asset value, end of period	$64.51	$61.85	$53.68	$59.52	$39.13	$42.49
Total return (b)	4.81%	16.23%	(9.16)%	53.21%	(6.30)%	3.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,741,662	$1,762,616	$1,578,226	$1,767,604	$179,979	$378,173
Ratio of total expenses to average net assets	0.61% (c)	0.61%	0.61%	0.61%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	0.88% (c)	0.82%	0.74%	0.55%	1.30%	0.71%
Portfolio turnover rate (d)	40%	81%	77%	91%	97%	79%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$68.14	$61.97	$57.91	$35.85	$38.48	$43.31
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.00 (a)	0.89	0.72	0.71	0.50
Net realized and unrealized gain (loss)	(1.96)	6.50	3.93 (b)	22.05	(2.57)	(4.88)
Total from investment operations	(1.44)	7.50	4.82	22.77	(1.86)	(4.38)
Distributions paid to shareholders from:
Net investment income	(0.63)	(1.33)	(0.76)	(0.71)	(0.77)	(0.45)
Net asset value, end of period	$66.07	$68.14	$61.97	$57.91	$35.85	$38.48
Total return (c)	(2.10)%	12.41%	8.37%	64.02%	(4.78)%	(10.08)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$436,045	$589,445	$1,567,915	$460,362	$96,795	$167,369
Ratio of total expenses to average net assets	0.65% (d)	0.62%	0.61%	0.64%	0.67%	0.65%
Ratio of net investment income (loss) to average net assets	1.60% (d)	1.58%	1.69%	1.39%	1.95%	1.27%
Portfolio turnover rate (e)	26%	35%	60%	77%	84%	82%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$120.05	$104.35	$125.53	$89.44	$69.32	$56.54
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.23 (a)	0.34	(0.06)	0.11	0.31
Net realized and unrealized gain (loss)	10.34	15.73	(21.21)	36.15	20.17	12.75
Total from investment operations	10.71	15.96	(20.87)	36.09	20.28	13.06
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.26)	(0.31)	—	(0.16)	(0.28)
Net asset value, end of period	$130.36	$120.05	$104.35	$125.53	$89.44	$69.32
Total return (b)	8.93%	15.36%	(16.64)%	40.34%	29.33%	23.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,330,374	$1,231,083	$1,143,164	$2,668,074	$2,205,109	$2,395,347
Ratio of total expenses to average net assets	0.62% (c)	0.62%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.63% (c)	0.23%	0.27%	(0.05)%	0.16%	0.50%
Portfolio turnover rate (d)	58%	104%	91%	92%	110%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.56	$34.33	$30.82	$27.54	$28.87	$26.37
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.70 (a)	0.69	0.68	1.05	0.63
Net realized and unrealized gain (loss)	(2.31)	(1.75)	3.47	3.32	(1.29)	2.43
Total from investment operations	(1.87)	(1.05)	4.16	4.00	(0.24)	3.06
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.72)	(0.65)	(0.72)	(1.09)	(0.56)
Net asset value, end of period	$30.17	$32.56	$34.33	$30.82	$27.54	$28.87
Total return (b)	(5.74)%	(3.01)%	13.69%	14.80%	(0.70)%	11.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$230,830	$306,069	$396,558	$174,146	$229,988	$1,349,541
Ratio of total expenses to average net assets	0.65% (c)	0.64%	0.64%	0.64%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets	2.91% (c)	2.13%	2.22%	2.33%	2.42%	2.23%
Portfolio turnover rate (d)	22%	46%	48%	38%	64%	60%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)
First Trust Energy AlphaDEX® Fund – (ticker “FXN”)
First Trust Financials AlphaDEX® Fund – (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)
First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund – (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2024, only FXD, FXN, FXO, and FXL had securities in the securities lending program. During the six months ended January 31, 2024, all the Funds, except FXG, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$4,813,851	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	13,063,057	—	—
First Trust Energy AlphaDEX® Fund	40,310,566	—	—
First Trust Financials AlphaDEX® Fund	36,401,587	—	—
First Trust Health Care AlphaDEX® Fund	4,384,241	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	13,417,111	—	—
First Trust Materials AlphaDEX® Fund	25,653,523	—	—
First Trust Technology AlphaDEX® Fund	2,735,225	—	—
First Trust Utilities AlphaDEX® Fund	8,168,861	—	—
As of July 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$421,718	$(468,248,520)	$155,902,281
First Trust Consumer Staples AlphaDEX® Fund	1,067,475	(273,317,250)	19,532,663
First Trust Energy AlphaDEX® Fund	572,144	(517,973,838)	8,284,614
First Trust Financials AlphaDEX® Fund	3,445,116	(435,702,005)	(44,242,109)
First Trust Health Care AlphaDEX® Fund	12,215	(643,402,809)	79,181,916
First Trust Industrials/Producer Durables AlphaDEX® Fund	794,464	(412,619,937)	204,669,297
First Trust Materials AlphaDEX® Fund	992,414	(259,606,707)	(41,451,602)
First Trust Technology AlphaDEX® Fund	—	(730,916,415)	233,878,846
First Trust Utilities AlphaDEX® Fund	730,621	(201,998,346)	(10,735,832)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$468,248,520
First Trust Consumer Staples AlphaDEX® Fund	273,317,250
First Trust Energy AlphaDEX® Fund	517,973,838
First Trust Financials AlphaDEX® Fund	435,702,005
First Trust Health Care AlphaDEX® Fund	643,402,809
First Trust Industrials/Producer Durables AlphaDEX® Fund	412,619,937
First Trust Materials AlphaDEX® Fund	259,606,707
First Trust Technology AlphaDEX® Fund	730,916,415
First Trust Utilities AlphaDEX® Fund	201,998,346
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2023, the Funds had no net late year ordinary or capital losses.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$1,272,535,706	$196,806,026	$(46,568,455)	$150,237,571
First Trust Consumer Staples AlphaDEX® Fund	427,111,587	32,991,089	(34,485,121)	(1,494,032)
First Trust Energy AlphaDEX® Fund	584,455,465	14,633,388	(58,957,855)	(44,324,467)
First Trust Financials AlphaDEX® Fund	786,869,990	76,164,206	(34,122,637)	42,041,569
First Trust Health Care AlphaDEX® Fund	1,215,453,842	130,106,066	(88,447,135)	41,658,931
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,496,354,059	268,848,603	(22,750,154)	246,098,449
First Trust Materials AlphaDEX® Fund	481,607,940	29,374,601	(74,734,435)	(45,359,834)
First Trust Technology AlphaDEX® Fund	1,071,607,396	283,404,878	(11,180,294)	272,224,584
First Trust Utilities AlphaDEX® Fund	253,692,059	8,880,124	(31,693,147)	(22,813,023)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2024. For the six months ended January 31, 2024, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$584,724,507	$585,709,248
First Trust Consumer Staples AlphaDEX® Fund	178,874,324	179,481,495
First Trust Energy AlphaDEX® Fund	133,214,514	132,391,067
First Trust Financials AlphaDEX® Fund	316,639,393	319,623,148
First Trust Health Care AlphaDEX® Fund	646,323,584	646,420,649
First Trust Industrials/Producer Durables AlphaDEX® Fund	668,486,393	670,748,220
First Trust Materials AlphaDEX® Fund	127,144,643	128,171,264
First Trust Technology AlphaDEX® Fund	707,438,627	710,168,605
First Trust Utilities AlphaDEX® Fund	52,880,691	53,422,384
For the six months ended January 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$125,822,464	$193,301,921
First Trust Consumer Staples AlphaDEX® Fund	60,123,014	260,872,879
First Trust Energy AlphaDEX® Fund	356,632,183	354,655,039

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
	Purchases	Sales
First Trust Financials AlphaDEX® Fund	$42,277,228	$140,673,213
First Trust Health Care AlphaDEX® Fund	32,553,304	235,186,727
First Trust Industrials/Producer Durables AlphaDEX® Fund	88,178,704	168,453,890
First Trust Materials AlphaDEX® Fund	22,628,137	152,356,473
First Trust Technology AlphaDEX® Fund	212,205,700	223,678,328
First Trust Utilities AlphaDEX® Fund	23,208,083	76,646,850
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2024 (Unaudited)
time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Report
January 31, 2024
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Semi-Annual Report
January 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Style Funds of the First Trust Exchange-Traded AlphaDEX® Fund (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Report
January 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the U.S. Economy/Global
On January 19, 2024, the S&P 500® Index (the “Index”) closed trading at a record 4,839.81, ending a streak of 745 consecutive days where the Index remained below its previous record close. Continued progress in implementing artificial intelligence into global workflows combined with data suggesting the Federal Reserve could begin cutting interest rates in 2024 bolstered investor sentiment, leading to a series of record highs for the Index in January. The American Association of Individual Investors reported that just 19.3% of respondents to its Investor Sentiment Survey were bearish on December 14, 2023, representing a nearly six-year low for the metric. The U.S. economy remains robust, with gross domestic product (“GDP”) increasing by 4.9% and 3.3% in the third and fourth quarters of 2023, respectively. That said, inflation remains stubbornly high, with the trailing 12-month rate of increase in the Consumer Price Index coming in at 3.1% on January 31, 2024.
As many investors are likely aware, central banks around the globe have been battling inflation by constricting growth with higher policy rates. As a result, global growth is expected to remain muted through 2024. The global growth forecast from the International Monetary Fund (“IMF”) released in January 2024 projected that real GDP will grow at a rate of 3.1% in 2024, unchanged from 3.1% in 2023. The IMF is projecting a 2.1% growth rate for the U.S. in 2024, down from 2.5% in 2023. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies. Their 2024 growth rate estimate stood at 4.1% in the IMF’s latest report.
Style/Equity Investing
For the six-month period ended January 31, 2024, the Index posted a total return of 6.43%, according to Bloomberg. Large-capitalization (“cap”) growth stocks outperformed large-cap value stocks in the period, with the S&P 500® Growth Index posting a total return of 7.09%, compared to 5.70% for the S&P 500® Value Index. The S&P MidCap 400® Index posted a total return of 0.98% during the same period. Mid-cap growth stocks outperformed mid-cap value stocks over the period. The S&P MidCap 400® Growth Index posted a total return of 2.12%, compared to -0.11% for the S&P MidCap 400® Value Index during the same period. The S&P SmallCap 600® Index posted a total return of -0.36% during the same period. Small-cap growth stocks outperformed small-cap value stocks during the period. The S&P SmallCap 600® Growth Index posted a total return of 1.54%, as compared to -2.37% for the S&P SmallCap 600® Value Index over the same period.
The Index closed at 4,845.65 on January 31, 2024, 1.67% below its all-time high of 4,927.93 set just two days prior, according to Bloomberg. A Bloomberg survey of 20 equity strategists found that their average 2024 year-end price target for the Index was 4,867 as of January 19, 2024. The highest and lowest estimates were 5,200 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, has a year-end price target of 4,500. Keep in mind that these forecasts are subject to change. Earnings projections for the companies that comprise the Index are positive for 2024 and 2025. As of January 26, 2024, Bloomberg’s consensus year-over-year earnings growth rate estimates for 2024 and 2025 stood at 9.60% and 13.56%, respectively. In part, these earnings estimates are reflective of easier comparisons (2023 earnings are expected to finish the year down 3.09%), but they are also indicative of higher expectations regarding revenue growth. The Index’s revenue growth rates for the 2024 and 2025 calendar years are estimated to come in at 4.69% and 5.59%, respectively. For comparison, the Index’s 2023 revenue growth rate was expected to total 2.19% as of January 26, 2024.
Investors continued to funnel capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”) in 2023. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $8.12 trillion as of year-end, up 24.7% from $6.51 trillion at the end of 2022, according to its own release. Net inflows to ETFs/ETPs listed in the U.S. stood at $603.98 billion in 2023, their third-highest level on record. Globally, the ETFs industry gathered net inflows of $974.87 billion in 2023, their second-highest total on record. Total assets invested in the global ETFs industry stood at a record $11.63 trillion at the end of 2023.

Fund Performance Overview (Unaudited)
First Trust Large Cap Core AlphaDEX® Fund (FEX)
The First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Large Cap CoreTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FEX.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large CapTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	4.35%	8.05%	11.18%	10.06%	8.17%	69.84%	160.78%	272.31%
Market Price	4.34%	8.04%	11.18%	10.06%	8.17%	69.84%	160.71%	272.37%
Index Performance
Nasdaq AlphaDEX® Large Cap CoreTM Index(1)	4.69%	8.73%	11.87%	N/A	N/A	75.18%	N/A	N/A
Nasdaq US 500 Large CapTM Index(1)	6.71%	21.51%	14.32%	N/A	N/A	95.23%	N/A	N/A
S&P 500® Index	6.43%	20.82%	14.30%	12.62%	9.39%	95.06%	228.07%	349.13%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Large Cap Core AlphaDEX® Fund (FEX) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	16.7%
Industrials	16.2
Information Technology	16.0
Consumer Discretionary	11.9
Health Care	7.5
Utilities	7.2
Materials	6.5
Communication Services	5.9
Energy	4.7
Consumer Staples	4.5
Real Estate	2.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Super Micro Computer, Inc.	0.7%
Crowdstrike Holdings, Inc., Class A	0.5
Deckers Outdoor Corp.	0.5
Verizon Communications, Inc.	0.5
Marathon Petroleum Corp.	0.5
DraftKings, Inc., Class A	0.5
Arista Networks, Inc.	0.5
United Rentals, Inc.	0.5
Everest Group Ltd.	0.5
Fox Corp., Class A	0.5
Total	5.2%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$35,054
$28,027
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Large Cap Core AlphaDEX® Fund
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
The First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Mid Cap CoreTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FNX.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid CapTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	1.36%	6.47%	10.63%	8.76%	8.56%	65.74%	131.52%	294.99%
Market Price	1.36%	6.47%	10.63%	8.75%	8.56%	65.75%	131.45%	295.04%
Index Performance
Nasdaq AlphaDEX® Mid Cap CoreTM Index(1)	1.70%	7.15%	11.34%	N/A	N/A	71.12%	N/A	N/A
Nasdaq US 600 Mid CapTM Index(1)	0.20%	5.26%	8.74%	N/A	N/A	52.01%	N/A	N/A
S&P MidCap 400® Index	0.98%	4.78%	10.02%	9.32%	8.58%	61.19%	143.78%	296.62%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Core AlphaDEX® Fund (FNX) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	19.5%
Financials	17.4
Consumer Discretionary	17.1
Information Technology	12.4
Health Care	7.6
Energy	6.7
Materials	6.0
Consumer Staples	4.6
Utilities	3.4
Real Estate	2.9
Communication Services	2.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Nutanix, Inc., Class A	0.4%
Vertiv Holdings Co., Class A	0.4
Sanmina Corp.	0.4
PBF Energy, Inc., Class A	0.4
M.D.C. Holdings, Inc.	0.4
CVR Energy, Inc.	0.4
Helmerich & Payne, Inc.	0.4
elf Beauty, Inc.	0.4
Wingstop, Inc.	0.4
Viatris, Inc.	0.4
Total	4.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,269
$26,176
$25,285
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
S&P MidCap 400® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
The First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Small Cap CoreTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FYX.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small CapTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	-0.51%	2.07%	8.79%	7.58%	7.40%	52.37%	107.67%	230.21%
Market Price	-0.45%	2.16%	8.81%	7.59%	7.40%	52.52%	107.79%	230.49%
Index Performance
Nasdaq AlphaDEX® Small Cap CoreTM Index(1)	-0.14%	2.82%	9.54%	N/A	N/A	57.74%	N/A	N/A
Nasdaq US 700 Small CapTM Index(1)	-2.02%	1.44%	7.84%	N/A	N/A	45.83%	N/A	N/A
S&P SmallCap 600® Index	-0.36%	1.81%	7.93%	8.65%	8.11%	46.49%	129.19%	268.90%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	9.16%	88.60%	209.47%	334.21%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Core AlphaDEX® Fund (FYX) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	22.4%
Industrials	18.2
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.3
Real Estate	7.4
Energy	6.1
Consumer Staples	5.1
Materials	4.4
Communication Services	3.1
Utilities	1.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Oscar Health, Inc., Class A	0.5%
Alpha Metallurgical Resources, Inc.	0.4
FTAI Aviation Ltd.	0.4
Modine Manufacturing Co.	0.4
Liberty Energy, Inc.	0.4
RxSight, Inc.	0.4
Bread Financial Holdings, Inc.	0.4
Peabody Energy Corp.	0.4
NMI Holdings, Inc., Class A	0.4
Arch Resources, Inc.	0.4
Total	4.1%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,269
$25,082
$22,792
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Small Cap Core AlphaDEX® Fund
S&P SmallCap 600® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
The First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Large Cap ValueTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTA.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap ValueTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	1.19%	0.33%	8.96%	8.30%	7.17%	53.59%	121.93%	218.83%
Market Price	1.17%	0.31%	8.96%	8.29%	7.17%	53.60%	121.84%	218.76%
Index Performance
Nasdaq AlphaDEX® Large Cap ValueTM Index(1)	1.52%	0.97%	9.65%	N/A	N/A	58.51%	N/A	N/A
Nasdaq US 500 Large Cap ValueTM Index(1)	5.17%	12.95%	12.20%	N/A	N/A	77.78%	N/A	N/A
S&P 500® Index	6.43%	20.82%	14.30%	12.62%	9.39%	95.06%	228.07%	349.13%
S&P 500® Value Index	5.70%	14.57%	12.32%	10.50%	7.27%	78.74%	171.29%	223.42%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Large Cap Value AlphaDEX® Fund (FTA) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	23.2%
Utilities	13.8
Materials	9.6
Industrials	8.8
Energy	8.5
Health Care	8.3
Consumer Discretionary	8.1
Consumer Staples	7.9
Communication Services	5.7
Information Technology	4.2
Real Estate	1.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Verizon Communications, Inc.	1.0%
Marathon Petroleum Corp.	1.0
Everest Group Ltd.	1.0
Fox Corp., Class A	1.0
Phillips 66	1.0
General Motors Co.	1.0
Berkshire Hathaway, Inc., Class B	1.0
Nucor Corp.	1.0
Cincinnati Financial Corp.	1.0
Valero Energy Corp.	1.0
Total	10.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$35,054
$28,256
$23,436
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Large Cap Value AlphaDEX® Fund
S&P 500® Index
S&P 500® Value Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
The First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Large Cap GrowthTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTC.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap GrowthTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	7.59%	18.02%	12.91%	11.54%	8.83%	83.51%	198.03%	311.78%
Market Price	7.70%	18.03%	12.93%	11.54%	8.83%	83.67%	198.03%	311.88%
Index Performance
Nasdaq AlphaDEX® Large Cap GrowthTM Index(1)	7.94%	18.79%	13.61%	N/A	N/A	89.27%	N/A	N/A
Nasdaq US 500 Large Cap GrowthTM Index(1)	7.70%	27.19%	16.02%	N/A	N/A	110.25%	N/A	N/A
S&P 500® Index	6.43%	20.82%	14.30%	12.62%	9.39%	95.06%	228.07%	349.13%
S&P 500® Growth Index	7.09%	26.67%	15.21%	14.02%	11.08%	102.98%	271.34%	480.52%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Large Cap Growth AlphaDEX® Fund (FTC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	28.5%
Industrials	23.6
Consumer Discretionary	16.6
Financials	10.8
Communication Services	6.5
Health Care	5.3
Real Estate	3.9
Materials	2.6
Energy	1.3
Consumer Staples	0.6
Utilities	0.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Super Micro Computer, Inc.	1.6%
Crowdstrike Holdings, Inc., Class A	1.0
Deckers Outdoor Corp.	1.0
DraftKings, Inc., Class A	1.0
Meta Platforms, Inc., Class A	1.0
Arista Networks, Inc.	1.0
United Rentals, Inc.	1.0
ServiceNow, Inc.	1.0
Apollo Global Management, Inc.	1.0
Bank of New York Mellon (The) Corp.	0.9
Total	10.5%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,641
$35,054
$32,730
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Large Cap Growth AlphaDEX® Fund
S&P 500® Index
S&P 500® Growth Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
The First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Multi Cap ValueTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FAB.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large CapTM Index, Nasdaq US 600 Mid CapTM Index, and Nasdaq US 700 Small CapTM Index (together, the “Nasdaq US Multi Cap ValueTM Index”) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	2.02%	2.25%	9.40%	7.77%	7.40%	56.68%	111.42%	229.99%
Market Price	1.95%	2.25%	9.39%	7.76%	7.39%	56.63%	111.19%	229.93%
Index Performance
Nasdaq AlphaDEX® Multi Cap ValueTM Index(1)	2.40%	2.97%	10.18%	N/A	N/A	62.38%	N/A	N/A
Nasdaq US Multi Cap ValueTM Index(1)	4.56%	11.56%	11.83%	N/A	N/A	74.89%	N/A	N/A
S&P Composite 1500® Index	5.95%	19.34%	13.87%	12.29%	9.33%	91.48%	218.79%	345.23%
S&P Composite 1500® Value Index	5.13%	13.20%	12.04%	10.33%	7.35%	76.56%	167.19%	227.72%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi Cap Value AlphaDEX® Fund (FAB) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	24.9%
Consumer Discretionary	12.8
Industrials	11.0
Energy	9.3
Utilities	9.2
Materials	8.4
Consumer Staples	6.4
Health Care	6.2
Information Technology	4.4
Communication Services	4.3
Real Estate	3.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Verizon Communications, Inc.	0.5%
Marathon Petroleum Corp.	0.5
Everest Group Ltd.	0.5
Fox Corp., Class A	0.5
Phillips 66	0.5
General Motors Co.	0.5
Berkshire Hathaway, Inc., Class B	0.5
Nucor Corp.	0.5
Cincinnati Financial Corp.	0.5
Valero Energy Corp.	0.5
Total	5.0%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,108
$27,939
$22,648
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Multi Cap Value AlphaDEX® Fund
S&P Composite 1500® Index
S&P Composite 1500® Value Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
The First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Multi Cap GrowthTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FAD.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large CapTM Index, Nasdaq US 600 Mid CapTM Index and Nasdaq US 700 Small CapTM Index (together the “Nasdaq US Multi Cap GrowthTM Index”) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (5/8/07) to 1/31/24
Fund Performance
NAV	2.62%	11.72%	11.11%	10.34%	8.60%	69.32%	167.61%	297.63%
Market Price	2.55%	11.68%	11.11%	10.31%	8.60%	69.31%	166.89%	297.55%
Index Performance
Nasdaq AlphaDEX® Multi Cap GrowthTM Index(1)	2.99%	12.48%	11.86%	N/A	N/A	75.16%	N/A	N/A
Nasdaq US Multi Cap GrowthTM Index(1)	6.90%	25.09%	15.12%	N/A	N/A	102.18%	N/A	N/A
S&P Composite 1500® Index	5.95%	19.34%	13.87%	12.29%	9.33%	91.48%	218.79%	345.23%
S&P Composite 1500® Growth Index	6.68%	25.14%	14.74%	13.60%	10.93%	98.84%	257.99%	467.42%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	24.7%
Industrials	24.3
Consumer Discretionary	14.8
Financials	9.5
Health Care	9.4
Communication Services	4.7
Real Estate	4.5
Consumer Staples	2.6
Energy	2.5
Materials	2.4
Utilities	0.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Super Micro Computer, Inc.	0.8%
Crowdstrike Holdings, Inc., Class A	0.5
Deckers Outdoor Corp.	0.5
DraftKings, Inc., Class A	0.5
Meta Platforms, Inc., Class A	0.5
Arista Networks, Inc.	0.5
United Rentals, Inc.	0.5
ServiceNow, Inc.	0.5
Apollo Global Management, Inc.	0.5
Bank of New York Mellon (The) Corp.	0.5
Total	5.3%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$39,139
$34,108
$29,504
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Multi Cap Growth AlphaDEX® Fund
S&P Composite 1500® Index
S&P Composite 1500® Growth Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
The First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Mid Cap ValueTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FNK.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap ValueTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24
Fund Performance
NAV	2.09%	4.01%	9.50%	7.28%	8.86%	57.45%	101.90%	195.93%
Market Price	2.11%	3.93%	9.50%	7.26%	8.86%	57.45%	101.62%	195.92%
Index Performance
Nasdaq AlphaDEX® Mid Cap ValueTM Index(1)	2.51%	4.86%	10.35%	N/A	N/A	63.63%	N/A	N/A
Nasdaq US 600 Mid Cap ValueTM Index(1)	0.95%	4.31%	8.54%	N/A	N/A	50.66%	N/A	N/A
S&P MidCap 400® Value Index	-0.11%	0.38%	9.75%	9.01%	10.02%	59.20%	136.96%	239.00%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	12.42%	88.60%	209.47%	347.26%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Value AlphaDEX® Fund (FNK) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	24.2%
Consumer Discretionary	20.2
Industrials	12.4
Energy	11.6
Materials	8.0
Utilities	5.4
Information Technology	5.1
Health Care	5.0
Consumer Staples	2.8
Communication Services	2.8
Real Estate	2.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Sanmina Corp.	0.9%
PBF Energy, Inc., Class A	0.9
CVR Energy, Inc.	0.8
Helmerich & Payne, Inc.	0.8
Viatris, Inc.	0.8
Unum Group	0.8
Essent Group Ltd.	0.8
Commercial Metals Co.	0.8
MGIC Investment Corp.	0.8
TEGNA, Inc.	0.8
Total	8.2%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$33,269
$25,377
$21,840
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Mid Cap Value AlphaDEX® Fund
S&P MidCap 400® Value Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
The First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Mid Cap GrowthTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FNY.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap GrowthTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24
Fund Performance
NAV	-0.28%	9.05%	10.41%	9.63%	10.08%	64.08%	150.70%	241.23%
Market Price	-0.30%	9.05%	10.41%	9.63%	10.07%	64.10%	150.84%	241.18%
Index Performance
Nasdaq AlphaDEX® Mid Cap GrowthTM Index(1)	0.10%	9.85%	11.23%	N/A	N/A	70.27%	N/A	N/A
Nasdaq US 600 Mid Cap GrowthTM Index(1)	-0.52%	6.39%	7.88%	N/A	N/A	46.10%	N/A	N/A
S&P MidCap 400® Growth Index	2.12%	9.28%	9.86%	9.29%	9.98%	60.00%	143.08%	237.47%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	12.42%	88.60%	209.47%	347.26%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	26.9%
Information Technology	22.6
Consumer Discretionary	12.8
Health Care	11.9
Financials	8.1
Consumer Staples	5.9
Real Estate	3.8
Materials	2.8
Energy	2.3
Communication Services	2.0
Utilities	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Nutanix, Inc., Class A	0.9%
Vertiv Holdings Co., Class A	0.9
elf Beauty, Inc.	0.8
Wingstop, Inc.	0.8
Installed Building Products, Inc.	0.8
Comfort Systems USA, Inc.	0.8
Insight Enterprises, Inc.	0.8
Parsons Corp.	0.8
Elastic N.V.	0.8
Texas Roadhouse, Inc.	0.8
Total	8.2%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,269
$27,769
$26,173
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Mid Cap Growth AlphaDEX® Fund
S&P MidCap 400® Growth Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
The First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Small Cap ValueTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FYT.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap ValueTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24
Fund Performance
NAV	3.87%	4.09%	9.69%	6.84%	9.02%	58.77%	93.78%	201.82%
Market Price	3.89%	4.07%	9.69%	6.84%	9.02%	58.78%	93.78%	201.83%
Index Performance
Nasdaq AlphaDEX® Small Cap ValueTM Index(1)	4.37%	5.03%	10.58%	N/A	N/A	65.32%	N/A	N/A
Nasdaq US 700 Small Cap ValueTM Index(1)	-1.05%	-0.17%	8.73%	N/A	N/A	51.98%	N/A	N/A
S&P SmallCap 600® Value Index	-2.37%	-2.88%	7.57%	7.98%	9.77%	44.01%	115.43%	229.14%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	12.42%	88.60%	209.47%	347.26%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Value AlphaDEX® Fund (FYT) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	30.2%
Industrials	14.7
Consumer Discretionary	13.8
Consumer Staples	8.0
Energy	7.9
Real Estate	6.8
Materials	6.1
Information Technology	4.0
Utilities	3.0
Health Care	2.8
Communication Services	2.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Liberty Energy, Inc.	0.8%
Bread Financial Holdings, Inc.	0.7
Peabody Energy Corp.	0.7
NMI Holdings, Inc., Class A	0.7
Arch Resources, Inc.	0.7
Urban Outfitters, Inc.	0.7
Encore Wire Corp.	0.7
Warrior Met Coal, Inc.	0.7
Sphere Entertainment Co.	0.7
Patterson-UTI Energy, Inc.	0.7
Total	7.1%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,269
$23,419
$21,195
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Small Cap Value AlphaDEX® Fund
S&P Small Cap 600® Value Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)
The First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Small Cap GrowthTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FYC.”
The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap GrowthTM Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24	5 Years Ended 1/31/24	10 Years Ended 1/31/24	Inception (4/19/11) to 1/31/24
Fund Performance
NAV	-5.03%	0.72%	6.91%	7.97%	9.26%	39.65%	115.31%	210.34%
Market Price	-4.99%	0.77%	6.91%	7.98%	9.27%	39.69%	115.42%	210.49%
Index Performance
Nasdaq AlphaDEX® Small Cap GrowthTM Index(1)	-4.67%	1.47%	7.75%	N/A	N/A	45.24%	N/A	N/A
Nasdaq US 700 Small Cap GrowthTM Index(1)	-2.96%	3.11%	6.63%	N/A	N/A	37.83%	N/A	N/A
S&P SmallCap 600® Growth Index	1.54%	6.43%	7.96%	9.13%	10.59%	46.67%	139.66%	262.06%
Russell 3000® Index	5.83%	19.15%	13.53%	11.96%	12.42%	88.60%	209.47%	347.26%

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 26.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Small Cap Growth AlphaDEX® Fund (FYC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	22.5%
Information Technology	17.8
Health Care	16.3
Consumer Discretionary	13.2
Financials	8.5
Real Estate	7.1
Energy	5.6
Communication Services	4.0
Consumer Staples	2.5
Materials	1.5
Utilities	1.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Oscar Health, Inc., Class A	0.9%
FTAI Aviation Ltd.	0.8
Modine Manufacturing Co.	0.8
RxSight, Inc.	0.7
Janus International Group, Inc.	0.7
First Watch Restaurant Group, Inc.	0.7
Archrock, Inc.	0.7
Construction Partners, Inc., Class A	0.7
LiveRamp Holdings, Inc.	0.7
IES Holdings, Inc.	0.7
Total	7.4%

Performance of a $10,000 Initial Investment
July 31, 2013 - January 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$33,269
$26,408
$23,846
7/31/13
1/31/14
7/31/14
1/31/15
7/31/15
1/31/16
7/31/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Small Cap Growth AlphaDEX® Fund
S&P Small Cap 600® Growth Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)

As a shareholder of First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund, First Trust Multi Cap Growth AlphaDEX® Fund, First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund or First Trust Small Cap Growth AlphaDEX® Fund (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Large Cap Core AlphaDEX® Fund (FEX)
Actual	$1,000.00	$1,043.50	0.59%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Actual	$1,000.00	$1,013.60	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
First Trust Small Cap Core AlphaDEX® Fund (FYX)
Actual	$1,000.00	$994.90	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
First Trust Large Cap Value AlphaDEX® Fund (FTA)
Actual	$1,000.00	$1,011.90	0.59%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Actual	$1,000.00	$1,075.90	0.59%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Actual	$1,000.00	$1,020.20	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Understanding Your Fund Expenses (Continued)
January 31, 2024 (Unaudited)
	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Actual	$1,000.00	$1,026.20	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Actual	$1,000.00	$1,020.90	0.70%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Actual	$1,000.00	$997.20	0.70%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
First Trust Small Cap Value AlphaDEX® Fund (FYT)
Actual	$1,000.00	$1,038.70	0.70%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Actual	$1,000.00	$949.70	0.70%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(a)	These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.1%
19,151	Axon Enterprise, Inc. (a)	$4,769,748
18,979	Boeing (The) Co. (a)	4,005,328
7,620	General Dynamics Corp.	2,019,224
11,063	HEICO Corp.	1,986,804
73,127	Howmet Aerospace, Inc.	4,114,125
9,395	L3Harris Technologies, Inc.	1,958,106
4,366	Lockheed Martin Corp.	1,874,804
8,454	Northrop Grumman Corp.	3,776,909
23,518	RTX Corp.	2,142,960
49,211	Textron, Inc.	4,168,664
3,913	TransDigm Group, Inc.	4,275,657
		35,092,329
	Air Freight & Logistics — 0.8%
15,556	Expeditors International of Washington, Inc.	1,965,190
15,644	FedEx Corp.	3,774,741
18,877	United Parcel Service, Inc., Class B	2,678,646
		8,418,577
	Automobile Components — 0.4%
55,138	Aptiv PLC (a)	4,484,374
	Automobiles — 1.0%
405,824	Ford Motor Co.	4,756,257
137,723	General Motors Co.	5,343,652
3,981	Tesla, Inc. (a)	745,602
		10,845,511
	Banks — 4.3%
117,541	Bank of America Corp.	3,997,569
76,935	Citigroup, Inc.	4,321,439
119,420	Citizens Financial Group, Inc.	3,905,034
86,059	Fifth Third Bancorp	2,946,660
2,789	First Citizens BancShares, Inc., Class A	4,211,390
311,132	Huntington Bancshares, Inc.	3,960,710
17,450	JPMorgan Chase & Co.	3,042,582
28,871	M&T Bank Corp.	3,987,085
19,169	PNC Financial Services Group (The), Inc.	2,898,545
204,210	Regions Financial Corp.	3,812,601
107,193	Truist Financial Corp.	3,972,573
68,581	U.S. Bancorp	2,848,855
80,407	Wells Fargo & Co.	4,034,823
		47,939,866
Shares	Description	Value

	Beverages — 0.4%
59,388	Keurig Dr Pepper, Inc.	$1,867,159
48,492	Molson Coors Beverage Co., Class B	2,996,320
		4,863,479
	Biotechnology — 0.8%
3,435	Amgen, Inc.	1,079,483
13,373	Exact Sciences Corp. (a)	874,594
15,758	Incyte Corp. (a)	926,098
3,380	Regeneron Pharmaceuticals, Inc. (a)	3,186,596
7,296	Vertex Pharmaceuticals, Inc. (a)	3,161,941
		9,228,712
	Broadline Retail — 0.1%
61,112	Coupang, Inc. (a)	855,568
	Building Products — 2.1%
29,633	Builders FirstSource, Inc. (a)	5,148,141
9,500	Carlisle Cos., Inc.	2,985,470
34,331	Johnson Controls International PLC	1,808,900
11,054	Lennox International, Inc.	4,732,881
59,086	Masco Corp.	3,975,897
20,282	Trane Technologies PLC	5,112,078
		23,763,367
	Capital Markets — 4.7%
10,419	Ameriprise Financial, Inc.	4,030,382
24,959	Ares Management Corp., Class A	3,032,019
95,043	Bank of New York Mellon (The) Corp.	5,271,085
1,219	BlackRock, Inc.	943,884
16,622	Cboe Global Markets, Inc.	3,055,955
4,698	CME Group, Inc.	967,036
4,149	FactSet Research Systems, Inc.	1,974,592
132,850	Franklin Resources, Inc.	3,537,796
7,695	Goldman Sachs Group (The), Inc.	2,954,957
8,693	LPL Financial Holdings, Inc.	2,079,279
5,067	Moody’s Corp.	1,986,467
31,831	Morgan Stanley	2,776,936
3,498	MSCI, Inc.	2,093,973
46,902	Northern Trust Corp.	3,735,275
17,747	Raymond James Financial, Inc.	1,955,364
6,737	S&P Global, Inc.	3,020,534
51,092	State Street Corp.	3,774,166
45,938	T. Rowe Price Group, Inc.	4,981,976
		52,171,676
	Chemicals — 4.0%
31,841	Celanese Corp.	4,658,020
62,226	CF Industries Holdings, Inc.	4,698,685
41,294	Corteva, Inc.	1,878,051
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
54,124	Dow, Inc.	$2,901,046
64,305	DuPont de Nemours, Inc.	3,974,049
14,965	Ecolab, Inc.	2,966,362
24,439	International Flavors & Fragrances, Inc.	1,971,739
2,409	Linde PLC	975,236
52,030	LyondellBasell Industries N.V., Class A	4,897,064
138,456	Mosaic (The) Co.	4,251,984
13,233	PPG Industries, Inc.	1,866,382
8,864	RPM International, Inc.	945,434
12,689	Sherwin-Williams (The) Co.	3,862,278
35,346	Westlake Corp.	4,890,119
		44,736,449
	Commercial Services & Supplies — 1.2%
6,568	Cintas Corp.	3,970,816
40,383	Copart, Inc. (a)	1,939,999
17,999	Republic Services, Inc.	3,079,989
45,312	Rollins, Inc.	1,962,463
11,049	Waste Management, Inc.	2,051,026
		13,004,293
	Communications Equipment — 0.7%
21,006	Arista Networks, Inc. (a)	5,433,832
6,320	Motorola Solutions, Inc.	2,019,240
		7,453,072
	Construction & Engineering — 0.4%
22,924	Quanta Services, Inc.	4,448,402
	Construction Materials — 0.4%
5,949	Martin Marietta Materials, Inc.	3,024,591
8,716	Vulcan Materials Co.	1,969,903
		4,994,494
	Consumer Finance — 1.2%
5,281	American Express Co.	1,060,108
30,183	Capital One Financial Corp.	4,084,364
35,210	Discover Financial Services	3,715,359
129,536	Synchrony Financial	5,035,064
		13,894,895
	Consumer Staples Distribution & Retail — 1.2%
21,833	Dollar General Corp.	2,883,484
13,930	Dollar Tree, Inc. (a)	1,819,537
64,936	Kroger (The) Co.	2,996,147
13,530	Sysco Corp.	1,094,983
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
20,841	Target Corp.	$2,898,566
12,552	Walmart, Inc.	2,074,218
		13,766,935
	Containers & Packaging — 0.5%
4,894	Avery Dennison Corp.	976,108
17,202	Ball Corp.	953,851
24,292	Packaging Corp. of America	4,029,557
		5,959,516
	Distributors — 0.8%
21,431	Genuine Parts Co.	3,005,269
103,515	LKQ Corp.	4,831,045
2,481	Pool Corp.	921,071
		8,757,385
	Diversified REITs — 0.3%
61,064	WP Carey, Inc.	3,783,525
	Diversified Telecommunication Services — 0.7%
117,925	AT&T, Inc.	2,086,093
131,220	Verizon Communications, Inc.	5,557,167
		7,643,260
	Electric Utilities — 3.8%
57,859	Alliant Energy Corp.	2,815,419
48,727	American Electric Power Co., Inc.	3,807,528
25,393	Constellation Energy Corp.	3,097,946
20,392	Duke Energy Corp.	1,954,165
41,519	Edison International	2,801,702
39,110	Entergy Corp.	3,901,614
94,771	Evergy, Inc.	4,811,524
48,092	Eversource Energy	2,607,548
110,240	Exelon Corp.	3,837,454
53,978	FirstEnergy Corp.	1,979,913
54,875	PG&E Corp.	925,741
146,036	PPL Corp.	3,826,143
28,219	Southern (The) Co.	1,961,785
63,925	Xcel Energy, Inc.	3,827,190
		42,155,672
	Electrical Equipment — 0.6%
6,000	AMETEK, Inc.	972,300
16,434	Eaton Corp. PLC	4,044,079
3,007	Hubbell, Inc.	1,009,059
3,187	Rockwell Automation, Inc.	807,203
		6,832,641
	Electronic Equipment, Instruments & Components — 1.2%
19,962	Amphenol Corp., Class A	2,018,158
64,986	Corning, Inc.	2,111,395
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
31,065	Jabil, Inc.	$3,892,134
21,127	TE Connectivity Ltd.	3,004,048
2,217	Teledyne Technologies, Inc. (a)	927,748
18,597	Trimble, Inc. (a)	945,844
3,620	Zebra Technologies Corp., Class A (a)	867,171
		13,766,498
	Energy Equipment & Services — 0.5%
86,840	Baker Hughes Co.	2,474,940
54,739	Halliburton Co.	1,951,445
19,012	Schlumberger N.V.	925,885
		5,352,270
	Entertainment — 1.9%
7,231	Electronic Arts, Inc.	994,841
52,852	Live Nation Entertainment, Inc. (a)	4,695,900
8,129	Netflix, Inc. (a)	4,585,650
86,561	ROBLOX Corp., Class A (a)	3,359,432
24,589	Take-Two Interactive Software, Inc. (a)	4,055,464
10,958	Walt Disney (The) Co.	1,052,516
260,825	Warner Bros Discovery, Inc. (a)	2,613,467
		21,357,270
	Financial Services — 2.2%
53,085	Apollo Global Management, Inc.	5,329,734
13,870	Berkshire Hathaway, Inc., Class B (a)	5,322,474
22,343	Fiserv, Inc. (a)	3,169,801
10,503	FleetCor Technologies, Inc. (a)	3,045,135
23,372	Global Payments, Inc.	3,113,852
2,319	Mastercard, Inc., Class A	1,041,764
32,222	PayPal Holdings, Inc. (a)	1,976,820
7,600	Visa, Inc., Class A	2,076,776
		25,076,356
	Food Products — 2.7%
68,498	Archer-Daniels-Midland Co.	3,807,119
68,661	Campbell Soup Co.	3,064,340
172,610	Conagra Brands, Inc.	5,031,582
45,565	General Mills, Inc.	2,957,624
92,438	Hormel Foods Corp.	2,807,342
35,392	Kellanova	1,938,066
107,019	Kraft Heinz (The) Co.	3,973,616
27,460	Lamb Weston Holdings, Inc.	2,813,002
14,461	McCormick & Co., Inc.	985,662
Shares	Description	Value

	Food Products (Continued)
27,321	Mondelez International, Inc., Class A	$2,056,452
18,407	Tyson Foods, Inc., Class A	1,007,967
		30,442,772
	Gas Utilities — 0.3%
34,147	Atmos Energy Corp.	3,890,709
	Ground Transportation — 1.2%
28,539	CSX Corp.	1,018,842
14,860	J.B. Hunt Transport Services, Inc.	2,986,563
8,372	Norfolk Southern Corp.	1,969,429
80,347	Uber Technologies, Inc. (a)	5,244,249
8,057	Union Pacific Corp.	1,965,344
		13,184,427
	Health Care Equipment & Supplies — 1.6%
8,989	Abbott Laboratories	1,017,105
4,058	Becton Dickinson & Co.	969,091
17,114	Boston Scientific Corp. (a)	1,082,632
15,947	Dexcom, Inc. (a)	1,935,169
25,592	GE HealthCare Technologies, Inc.	1,877,429
13,848	Hologic, Inc. (a)	1,030,845
5,348	IDEXX Laboratories, Inc. (a)	2,754,648
2,933	Intuitive Surgical, Inc. (a)	1,109,319
36,030	Medtronic PLC	3,154,066
4,500	STERIS PLC	985,275
3,303	Stryker Corp.	1,108,090
8,130	Zimmer Biomet Holdings, Inc.	1,021,128
		18,044,797
	Health Care Providers & Services — 2.5%
53,330	Centene Corp. (a)	4,016,282
13,217	Cigna Group (The)	3,977,656
62,652	CVS Health Corp.	4,659,429
6,294	Elevance Health, Inc.	3,105,711
7,311	HCA Healthcare, Inc.	2,229,124
6,483	Humana, Inc.	2,450,963
8,706	Laboratory Corp. of America Holdings	1,935,344
2,738	Molina Healthcare, Inc. (a)	975,933
28,703	Quest Diagnostics, Inc.	3,686,326
1,879	UnitedHealth Group, Inc.	961,560
		27,998,328
	Health Care REITs — 0.2%
39,704	Ventas, Inc.	1,841,868
10,972	Welltower, Inc.	949,188
		2,791,056
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 0.3%
203,266	Host Hotels & Resorts, Inc.	$3,906,773
	Hotels, Restaurants & Leisure — 5.4%
14,535	Airbnb, Inc., Class A (a)	2,095,075
1,395	Booking Holdings, Inc. (a)	4,892,921
84,420	Caesars Entertainment, Inc. (a)	3,703,505
266,828	Carnival Corp. (a)	4,424,008
1,731	Chipotle Mexican Grill, Inc. (a)	4,169,581
18,065	Darden Restaurants, Inc.	2,937,008
4,800	Domino’s Pizza, Inc.	2,045,856
50,025	DoorDash, Inc., Class A (a)	5,212,605
140,340	DraftKings, Inc., Class A (a)	5,480,277
32,591	Expedia Group, Inc. (a)	4,834,223
27,168	Hilton Worldwide Holdings, Inc.	5,188,001
20,105	Las Vegas Sands Corp.	983,537
21,937	Marriott International, Inc., Class A	5,258,957
110,720	MGM Resorts International (a)	4,801,926
38,204	Royal Caribbean Cruises Ltd. (a)	4,871,010
		60,898,490
	Household Durables — 1.8%
32,551	D.R. Horton, Inc.	4,651,863
23,091	Garmin Ltd.	2,759,144
33,191	Lennar Corp., Class A	4,973,671
424	NVR, Inc. (a)	2,999,923
47,927	PulteGroup, Inc.	5,011,247
		20,395,848
	Household Products — 0.1%
8,142	Kimberly-Clark Corp.	984,938
	Industrial Conglomerates — 0.5%
31,008	General Electric Co.	4,106,079
4,718	Honeywell International, Inc.	954,263
		5,060,342
	Industrial REITs — 0.2%
14,845	Prologis, Inc.	1,880,713
	Insurance — 4.3%
35,978	Aflac, Inc.	3,034,385
58,415	American International Group, Inc.	4,060,427
26,644	Arch Capital Group Ltd. (a)	2,196,265
27,827	Brown & Brown, Inc.	2,158,262
13,133	Chubb Ltd.	3,217,585
47,816	Cincinnati Financial Corp.	5,298,013
13,992	Everest Group Ltd.	5,386,500
49,235	Hartford Financial Services Group (The), Inc.	4,281,476
56,870	Loews Corp.	4,143,548
3,484	Markel Group, Inc. (a)	5,217,046
Shares	Description	Value

	Insurance (Continued)
14,962	MetLife, Inc.	$1,037,166
25,153	Principal Financial Group, Inc.	1,989,602
10,388	Travelers (The) Cos., Inc.	2,195,608
41,971	W.R. Berkley Corp.	3,436,585
		47,652,468
	Interactive Media & Services — 1.4%
14,166	Alphabet, Inc., Class A (a)	1,984,656
27,107	Match Group, Inc. (a)	1,040,367
11,181	Meta Platforms, Inc., Class A (a)	4,362,155
106,846	Pinterest, Inc., Class A (a)	4,003,520
233,762	Snap, Inc., Class A (a)	3,714,478
		15,105,176
	IT Services — 2.5%
8,458	Accenture PLC, Class A	3,077,697
16,720	Akamai Technologies, Inc. (a)	2,060,406
59,416	Cloudflare, Inc., Class A (a)	4,696,835
52,398	Cognizant Technology Solutions Corp., Class A	4,040,934
3,327	EPAM Systems, Inc. (a)	925,272
10,966	Gartner, Inc. (a)	5,016,287
6,049	International Business Machines Corp.	1,110,959
7,259	MongoDB, Inc. (a)	2,907,375
19,888	Snowflake, Inc., Class A (a)	3,890,888
		27,726,653
	Life Sciences Tools & Services — 1.1%
7,117	Agilent Technologies, Inc.	925,922
43,337	Avantor, Inc. (a)	996,317
8,554	Danaher Corp.	2,052,190
8,552	IQVIA Holdings, Inc. (a)	1,780,783
36,205	Revvity, Inc.	3,880,452
1,865	Thermo Fisher Scientific, Inc.	1,005,198
6,010	Waters Corp. (a)	1,909,437
		12,550,299
	Machinery — 3.4%
13,385	Caterpillar, Inc.	4,019,649
20,650	Cummins, Inc.	4,941,545
2,474	Deere & Co.	973,717
19,297	Dover Corp.	2,890,305
26,875	Fortive Corp.	2,101,088
11,403	Graco, Inc.	972,676
3,776	Illinois Tool Works, Inc.	985,158
63,964	Ingersoll Rand, Inc.	5,108,165
3,745	Nordson Corp.	942,691
11,059	Otis Worldwide Corp.	978,058
50,660	PACCAR, Inc.	5,085,758
6,442	Parker-Hannifin Corp.	2,992,309
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
13,701	Snap-on, Inc.	$3,972,331
15,593	Westinghouse Air Brake Technologies Corp.	2,051,571
		38,015,021
	Media — 1.7%
7,637	Charter Communications, Inc., Class A (a)	2,831,112
112,817	Comcast Corp., Class A	5,250,503
166,734	Fox Corp., Class A	5,385,508
90,937	Interpublic Group of (The) Cos., Inc.	3,000,012
22,874	Omnicom Group, Inc.	2,067,352
		18,534,487
	Metals & Mining — 1.5%
46,483	Freeport-McMoRan, Inc.	1,844,910
28,424	Nucor Corp.	5,313,298
17,688	Reliance Steel & Aluminum Co.	5,048,509
41,889	Steel Dynamics, Inc.	5,055,584
		17,262,301
	Multi-Utilities — 3.1%
54,708	Ameren Corp.	3,806,036
138,523	CenterPoint Energy, Inc.	3,870,333
51,115	CMS Energy Corp.	2,921,733
54,380	Consolidated Edison, Inc.	4,943,142
84,204	Dominion Energy, Inc.	3,849,807
35,893	DTE Energy Co.	3,783,840
80,900	Public Service Enterprise Group, Inc.	4,691,391
52,958	Sempra	3,789,674
35,265	WEC Energy Group, Inc.	2,848,001
		34,503,957
	Office REITs — 0.2%
15,610	Alexandria Real Estate Equities, Inc.	1,887,249
	Oil, Gas & Consumable Fuels — 4.2%
5,795	Cheniere Energy, Inc.	950,322
31,899	Diamondback Energy, Inc.	4,904,152
127,961	EQT Corp.	4,529,819
49,479	Exxon Mobil Corp.	5,086,936
224,353	Kinder Morgan, Inc.	3,796,053
204,760	Marathon Oil Corp.	4,678,766
33,344	Marathon Petroleum Corp.	5,521,766
82,850	Occidental Petroleum Corp.	4,769,675
14,090	ONEOK, Inc.	961,643
37,156	Phillips 66	5,361,982
11,389	Targa Resources Corp.	967,609
38,054	Valero Energy Corp.	5,285,701
		46,814,424
Shares	Description	Value

	Passenger Airlines — 0.7%
73,781	Delta Air Lines, Inc.	$2,887,788
102,777	Southwest Airlines Co.	3,072,005
47,959	United Airlines Holdings, Inc. (a)	1,984,543
		7,944,336
	Pharmaceuticals — 1.4%
96,413	Bristol-Myers Squibb Co.	4,711,703
3,395	Eli Lilly & Co.	2,191,846
12,624	Johnson & Johnson	2,005,954
171,831	Pfizer, Inc.	4,653,183
10,026	Zoetis, Inc.	1,882,983
		15,445,669
	Professional Services — 0.9%
14,426	Broadridge Financial Solutions, Inc.	2,945,789
8,001	Equifax, Inc.	1,954,964
15,245	Jacobs Solutions, Inc.	2,054,569
48,572	SS&C Technologies Holdings, Inc.	2,963,864
		9,919,186
	Residential REITs — 0.4%
32,355	Equity Residential	1,947,447
3,990	Essex Property Trust, Inc.	930,747
29,005	Invitation Homes, Inc.	955,135
7,403	Sun Communities, Inc.	927,966
		4,761,295
	Retail REITs — 0.3%
20,809	Simon Property Group, Inc.	2,884,336
	Semiconductors & Semiconductor Equipment — 3.6%
26,848	Advanced Micro Devices, Inc. (a)	4,502,141
4,983	Analog Devices, Inc.	958,530
18,314	Applied Materials, Inc.	3,008,990
3,545	Broadcom, Inc.	4,183,100
5,743	First Solar, Inc. (a)	840,201
5,106	KLA Corp.	3,033,168
3,790	Lam Research Corp.	3,127,394
21,943	Microchip Technology, Inc.	1,869,105
6,274	Monolithic Power Systems, Inc.	3,781,465
7,992	NVIDIA Corp.	4,917,238
12,922	NXP Semiconductors N.V.	2,720,986
13,681	QUALCOMM, Inc.	2,031,765
44,004	Skyworks Solutions, Inc.	4,596,658
9,117	Teradyne, Inc.	880,611
		40,451,352
	Software — 6.4%
6,634	Adobe, Inc. (a)	4,098,353
5,453	ANSYS, Inc. (a)	1,787,657
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
12,190	Autodesk, Inc. (a)	$3,093,944
10,898	Cadence Design Systems, Inc. (a)	3,143,637
19,375	Crowdstrike Holdings, Inc., Class A (a)	5,667,187
40,756	Datadog, Inc., Class A (a)	5,071,677
54,274	Dynatrace, Inc. (a)	3,093,618
4,250	Fair Isaac Corp. (a)	5,095,027
6,818	HubSpot, Inc. (a)	4,165,798
6,333	Intuit, Inc.	3,998,213
5,262	Microsoft Corp.	2,092,066
115,248	Palantir Technologies, Inc., Class A (a)	1,854,340
13,421	Palo Alto Networks, Inc. (a)	4,543,143
16,966	PTC, Inc. (a)	3,064,908
1,814	Roper Technologies, Inc.	974,118
7,002	ServiceNow, Inc. (a)	5,359,331
5,764	Synopsys, Inc. (a)	3,074,229
72,590	Unity Software, Inc. (a)	2,351,916
14,336	Workday, Inc., Class A (a)	4,172,779
22,328	Zscaler, Inc. (a)	5,262,040
		71,963,981
	Specialized REITs — 0.9%
14,704	Digital Realty Trust, Inc.	2,065,324
1,229	Equinix, Inc.	1,019,787
56,553	Iron Mountain, Inc.	3,818,459
3,243	Public Storage	918,385
3,900	SBA Communications Corp.	873,054
31,035	VICI Properties, Inc.	934,774
28,455	Weyerhaeuser Co.	932,471
		10,562,254
	Specialty Retail — 1.8%
383	AutoZone, Inc. (a)	1,057,896
50,557	Best Buy Co., Inc.	3,664,877
25,785	CarMax, Inc. (a)	1,835,376
2,855	Home Depot (The), Inc.	1,007,701
8,891	Lowe’s Cos., Inc.	1,892,360
1,042	O’Reilly Automotive, Inc. (a)	1,066,018
28,597	Ross Stores, Inc.	4,011,587
21,093	TJX (The) Cos., Inc.	2,001,937
4,602	Tractor Supply Co.	1,033,609
6,058	Ulta Beauty, Inc. (a)	3,041,419
		20,612,780
	Technology Hardware, Storage & Peripherals — 1.6%
5,139	Apple, Inc.	947,632
291,343	Hewlett Packard Enterprise Co.	4,454,634
65,762	HP, Inc.	1,888,027
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
33,668	NetApp, Inc.	$2,935,850
13,922	Super Micro Computer, Inc. (a)	7,373,230
		17,599,373
	Textiles, Apparel & Luxury Goods — 0.6%
7,401	Deckers Outdoor Corp. (a)	5,578,356
9,113	NIKE, Inc., Class B	925,243
		6,503,599
	Trading Companies & Distributors — 1.4%
45,827	Fastenal Co.	3,126,776
8,627	United Rentals, Inc.	5,395,326
4,776	W.W. Grainger, Inc.	4,277,577
6,928	Watsco, Inc.	2,708,709
		15,508,388
	Wireless Telecommunication Services — 0.3%
18,513	T-Mobile US, Inc.	2,984,851
	Total Common Stocks	1,117,319,020
	(Cost $958,419,383)
MONEY MARKET FUNDS — 0.2%
1,777,460	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	1,777,460
	(Cost $1,777,460)

	Total Investments — 100.0%	1,119,096,480
	(Cost $960,196,843)
	Net Other Assets and Liabilities — 0.0%	115,417
	Net Assets — 100.0%	$1,119,211,897

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,117,319,020	$ 1,117,319,020	$ —	$ —
Money Market Funds	1,777,460	1,777,460	—	—
Total Investments	$1,119,096,480	$1,119,096,480	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
10,873	BWX Technologies, Inc.	$885,932
11,235	Curtiss-Wright Corp.	2,500,574
22,627	Hexcel Corp.	1,502,207
6,428	Huntington Ingalls Industries, Inc.	1,664,338
301,751	Rocket Lab USA, Inc. (a)	1,463,492
18,386	Woodward, Inc.	2,533,039
		10,549,582
	Air Freight & Logistics — 0.2%
9,658	C.H. Robinson Worldwide, Inc.	812,141
27,283	GXO Logistics, Inc. (a)	1,483,650
		2,295,791
	Automobile Components — 1.4%
91,787	Adient PLC (a)	3,185,927
116,366	BorgWarner, Inc.	3,944,807
76,639	Gentex Corp.	2,539,050
174,792	Goodyear Tire & Rubber (The) Co. (a)	2,436,600
23,634	Lear Corp.	3,140,959
		15,247,343
	Automobiles — 0.6%
113,238	Harley-Davidson, Inc.	3,674,573
21,168	Thor Industries, Inc.	2,392,408
		6,066,981
	Banks — 6.0%
66,974	Bank OZK	3,021,197
38,965	BOK Financial Corp.	3,266,826
84,591	Cadence Bank	2,251,812
62,546	Columbia Banking System, Inc.	1,260,927
44,850	Comerica, Inc.	2,358,213
15,621	Commerce Bancshares, Inc.	814,167
15,380	Cullen/Frost Bankers, Inc.	1,632,126
34,789	East West Bancorp, Inc.	2,532,987
242,365	F.N.B. Corp.	3,194,371
235,690	First Horizon Corp.	3,356,226
20,191	Glacier Bancorp, Inc.	780,584
51,512	Hancock Whitney Corp.	2,323,706
98,816	Home BancShares, Inc.	2,316,247
173,822	KeyCorp	2,525,634
407,792	New York Community Bancorp, Inc.	2,638,414
197,595	Old National Bancorp	3,254,390
28,698	Pinnacle Financial Partners, Inc.	2,536,329
30,498	Popular, Inc.	2,606,054
36,956	Prosperity Bancshares, Inc.	2,361,858
29,639	SouthState Corp.	2,463,001
66,482	Synovus Financial Corp.	2,503,712
Shares	Description	Value

	Banks (Continued)
66,659	United Bankshares, Inc.	$2,389,725
307,309	Valley National Bancorp	2,956,313
49,310	Webster Financial Corp.	2,439,859
38,046	Western Alliance Bancorp	2,433,422
35,984	Wintrust Financial Corp.	3,489,728
57,056	Zions Bancorp N.A.	2,390,646
		66,098,474
	Beverages — 0.6%
2,413	Boston Beer (The) Co., Inc., Class A (a)	842,789
30,607	Celsius Holdings, Inc. (a)	1,527,289
4,493	Coca-Cola Consolidated, Inc.	3,870,225
		6,240,303
	Biotechnology — 1.9%
133,239	ACADIA Pharmaceuticals, Inc. (a)	3,452,222
30,077	Alkermes PLC (a)	813,583
117,595	Amicus Therapeutics, Inc. (a)	1,461,706
27,137	Blueprint Medicines Corp. (a)	2,158,206
62,002	Bridgebio Pharma, Inc. (a)	2,126,049
104,336	Exelixis, Inc. (a)	2,270,351
16,491	Ionis Pharmaceuticals, Inc. (a)	847,472
53,279	Natera, Inc. (a)	3,513,217
18,997	Neurocrine Biosciences, Inc. (a)	2,655,211
148,592	Roivant Sciences Ltd. (a)	1,485,920
		20,783,937
	Broadline Retail — 1.0%
10,336	Dillard’s, Inc., Class A	4,002,823
10,295	Etsy, Inc. (a)	685,235
207,342	Macy’s, Inc.	3,792,285
90,444	Nordstrom, Inc.	1,641,559
10,995	Ollie’s Bargain Outlet Holdings, Inc. (a)	790,870
		10,912,772
	Building Products — 2.6%
30,363	A.O. Smith Corp.	2,356,472
45,179	AAON, Inc.	3,169,759
17,797	Advanced Drainage Systems, Inc.	2,321,085
19,757	Allegion PLC	2,447,695
87,252	AZEK (The) Co., Inc. (a)	3,364,437
10,959	Fortune Brands Innovations, Inc.	850,309
22,514	Owens Corning	3,411,546
21,072	Simpson Manufacturing Co., Inc.	3,813,821
30,234	Trex Co., Inc. (a)	2,463,466
26,582	UFP Industries, Inc.	3,015,728
28,369	Zurn Elkay Water Solutions Corp.	841,141
		28,055,459
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets — 2.0%
27,552	Affiliated Managers Group, Inc.	$4,100,840
9,755	Evercore, Inc., Class A	1,675,226
6,957	Houlihan Lokey, Inc.	833,309
10,065	Interactive Brokers Group, Inc., Class A	893,269
187,072	Invesco Ltd.	2,961,350
41,293	Jefferies Financial Group, Inc.	1,683,103
2,848	MarketAxess Holdings, Inc.	642,252
327,450	Robinhood Markets, Inc., Class A (a)	3,516,813
39,386	SEI Investments Co.	2,490,771
24,132	Stifel Financial Corp.	1,760,429
18,362	Tradeweb Markets, Inc., Class A	1,751,551
		22,308,913
	Chemicals — 2.0%
29,688	Ashland, Inc.	2,779,391
20,071	Avient Corp.	726,771
24,562	Axalta Coating Systems Ltd. (a)	796,300
5,609	Balchem Corp.	786,157
39,969	Cabot Corp.	2,881,765
27,867	Eastman Chemical Co.	2,328,288
26,467	FMC Corp.	1,487,445
20,498	H.B. Fuller Co.	1,553,133
66,402	Huntsman Corp.	1,629,505
6,113	NewMarket Corp.	3,409,893
61,860	Olin Corp.	3,221,050
		21,599,698
	Commercial Services & Supplies — 0.4%
9,561	Clean Harbors, Inc. (a)	1,605,866
58,509	Driven Brands Holdings, Inc. (a)	767,053
16,835	Stericycle, Inc. (a)	808,080
9,996	Tetra Tech, Inc.	1,581,167
		4,762,166
	Communications Equipment — 0.3%
37,074	Ciena Corp. (a)	1,964,922
4,663	F5, Inc. (a)	856,593
		2,821,515
	Construction & Engineering — 1.9%
27,079	AECOM	2,388,097
120,569	API Group Corp. (a)	3,800,335
30,287	Arcosa, Inc.	2,370,866
20,284	Comfort Systems USA, Inc.	4,411,161
15,493	EMCOR Group, Inc.	3,534,108
11,019	MasTec, Inc. (a)	723,618
Shares	Description	Value

	Construction & Engineering (Continued)
168,554	MDU Resources Group, Inc.	$3,288,489
3,574	Valmont Industries, Inc.	806,688
		21,323,362
	Construction Materials — 0.6%
16,452	Eagle Materials, Inc.	3,722,759
86,775	Summit Materials, Inc., Class A (a)	3,139,519
		6,862,278
	Consumer Finance — 1.5%
95,571	Ally Financial, Inc.	3,505,544
1,565	Credit Acceptance Corp. (a)	846,774
30,791	FirstCash Holdings, Inc.	3,533,883
67,833	OneMain Holdings, Inc.	3,228,851
43,637	SLM Corp.	867,504
419,268	SoFi Technologies, Inc. (a)	3,282,868
40,839	Upstart Holdings, Inc. (a) (b)	1,297,047
		16,562,471
	Consumer Staples Distribution & Retail — 1.0%
25,032	BJ’s Wholesale Club Holdings, Inc. (a)	1,610,559
6,073	Casey’s General Stores, Inc.	1,647,969
48,261	Performance Food Group Co. (a)	3,507,610
52,027	Sprouts Farmers Market, Inc. (a)	2,620,600
36,747	US Foods Holding Corp. (a)	1,690,729
		11,077,467
	Containers & Packaging — 2.3%
13,497	AptarGroup, Inc.	1,752,990
49,522	Berry Global Group, Inc.	3,241,710
9,061	Crown Holdings, Inc.	801,899
67,695	Graphic Packaging Holding Co.	1,726,899
63,602	Greif, Inc., Class A	3,982,121
92,319	International Paper Co.	3,307,790
254,683	O-I Glass, Inc. (a)	3,708,185
22,846	Sealed Air Corp.	789,329
55,315	Silgan Holdings, Inc.	2,541,171
59,735	Sonoco Products Co.	3,398,922
		25,251,016
	Diversified Consumer Services — 0.8%
367,012	ADT, Inc.	2,396,588
26,560	Bright Horizons Family Solutions, Inc. (a)	2,609,520
18,390	Duolingo, Inc. (a)	3,289,787
12,189	Service Corp. International	818,126
		9,114,021
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.1%
32,642	Essential Properties Realty Trust, Inc.	$813,112
	Diversified Telecommunication Services — 0.3%
131,704	Frontier Communications Parent, Inc. (a)	3,243,870
	Electric Utilities — 1.8%
293,989	Hawaiian Electric Industries, Inc.	3,813,037
25,458	IDACORP, Inc.	2,356,902
80,691	NRG Energy, Inc.	4,279,851
95,544	OGE Energy Corp.	3,175,882
46,456	Pinnacle West Capital Corp.	3,200,818
77,006	Portland General Electric Co.	3,151,856
		19,978,346
	Electrical Equipment — 1.0%
12,221	Acuity Brands, Inc.	2,910,553
5,215	Atkore, Inc. (a)	795,444
16,529	EnerSys	1,579,677
5,636	Regal Rexnord Corp.	752,181
86,856	Vertiv Holdings Co., Class A	4,892,598
		10,930,453
	Electronic Equipment, Instruments & Components — 3.0%
7,659	Advanced Energy Industries, Inc.	797,915
34,124	Arrow Electronics, Inc. (a)	3,792,883
82,771	Avnet, Inc.	3,749,526
10,810	Badger Meter, Inc.	1,556,532
19,168	Coherent Corp. (a)	911,247
23,543	Insight Enterprises, Inc. (a)	4,349,334
7,688	IPG Photonics Corp. (a)	752,578
44,198	Itron, Inc. (a)	3,188,444
81,210	Sanmina Corp. (a)	4,857,982
31,014	TD SYNNEX Corp.	3,100,780
174,039	Vishay Intertechnology, Inc.	3,781,867
72,446	Vontier Corp.	2,505,907
		33,344,995
	Energy Equipment & Services — 1.1%
115,177	Helmerich & Payne, Inc.	4,637,026
164,565	NOV, Inc.	3,210,663
12,167	Valaris Ltd. (a)	752,773
42,642	Weatherford International PLC (a)	3,818,591
		12,419,053
	Entertainment — 0.5%
35,160	Endeavor Group Holdings, Inc., Class A	870,210
Shares	Description	Value

	Entertainment (Continued)
36,412	Roku, Inc. (a)	$3,206,441
46,625	Warner Music Group Corp., Class A	1,701,346
		5,777,997
	Financial Services — 3.3%
84,894	Affirm Holdings, Inc. (a)	3,439,056
115,560	Corebridge Financial, Inc.	2,793,085
75,166	Equitable Holdings, Inc.	2,457,177
79,100	Essent Group Ltd.	4,363,156
16,441	Euronet Worldwide, Inc. (a)	1,638,346
216,262	MGIC Investment Corp.	4,290,638
51,249	Mr. Cooper Group, Inc. (a)	3,452,133
18,883	PennyMac Financial Services, Inc.	1,646,975
146,119	Radian Group, Inc.	4,234,529
44,894	Shift4 Payments, Inc., Class A (a)	3,223,838
11,436	Voya Financial, Inc.	827,623
209,985	Western Union (The) Co.	2,639,511
4,288	WEX, Inc. (a)	876,424
		35,882,491
	Food Products — 1.7%
83,703	Darling Ingredients, Inc. (a)	3,624,340
37,066	Flowers Foods, Inc.	845,105
48,084	Freshpet, Inc. (a)	4,140,032
15,374	Ingredion, Inc.	1,653,781
37,898	Post Holdings, Inc. (a)	3,519,587
1,167	Seaboard Corp.	4,204,701
21,071	Simply Good Foods (The) Co. (a)	796,484
		18,784,030
	Gas Utilities — 0.9%
83,152	National Fuel Gas Co.	3,921,448
56,147	New Jersey Resources Corp.	2,292,482
52,375	ONE Gas, Inc.	3,214,254
13,171	Southwest Gas Holdings, Inc.	772,874
		10,201,058
	Ground Transportation — 1.9%
4,707	Avis Budget Group, Inc.	770,583
401,512	Hertz Global Holdings, Inc. (a)	3,352,625
57,890	Knight-Swift Transportation Holdings, Inc.	3,321,728
4,308	Landstar System, Inc.	825,930
278,298	Lyft, Inc., Class A (a)	3,475,942
29,004	Ryder System, Inc.	3,293,984
5,711	Saia, Inc. (a)	2,573,263
47,379	U-Haul Holding Co.	3,026,097
		20,640,152
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 1.5%
7,618	CONMED Corp.	$728,281
138,710	Envista Holdings Corp. (a)	3,259,685
10,497	Glaukos Corp. (a)	934,548
31,313	Globus Medical, Inc., Class A (a)	1,653,013
33,461	ICU Medical, Inc. (a)	3,062,685
38,316	Integra LifeSciences Holdings Corp. (a)	1,538,387
7,119	Masimo Corp. (a)	917,924
33,962	QuidelOrtho Corp. (a)	2,326,737
6,693	Teleflex, Inc.	1,625,261
		16,046,521
	Health Care Providers & Services — 2.1%
1,428	Chemed Corp.	846,504
13,502	CorVel Corp. (a)	3,177,561
7,965	DaVita, Inc. (a)	861,494
25,010	Encompass Health Corp.	1,776,710
29,743	Ensign Group (The), Inc.	3,367,503
22,041	Henry Schein, Inc. (a)	1,649,548
213,115	LifeStance Health Group, Inc. (a) (b)	1,274,428
49,530	Option Care Health, Inc. (a)	1,547,317
44,881	Progyny, Inc. (a)	1,709,517
106,512	Select Medical Holdings Corp.	2,768,247
11,040	Tenet Healthcare Corp. (a)	913,450
21,892	Universal Health Services, Inc., Class B	3,476,669
		23,368,948
	Health Care REITs — 0.5%
96,847	Healthcare Realty Trust, Inc.	1,560,205
84,276	Healthpeak Properties, Inc.	1,559,106
679,709	Medical Properties Trust, Inc. (b)	2,107,098
		5,226,409
	Health Care Technology — 0.1%
38,716	Teladoc Health, Inc. (a)	752,252
	Hotel & Resort REITs — 0.6%
200,925	Apple Hospitality REIT, Inc.	3,226,855
30,322	Ryman Hospitality Properties, Inc.	3,332,388
		6,559,243
	Hotels, Restaurants & Leisure — 3.0%
59,384	Aramark	1,726,887
13,327	Boyd Gaming Corp.	846,131
12,367	Churchill Downs, Inc.	1,496,036
20,765	Hilton Grand Vacations, Inc. (a)	865,901
31,988	Hyatt Hotels Corp., Class A	4,106,300
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
55,328	Life Time Group Holdings, Inc. (a)	$735,862
40,644	Light & Wonder, Inc. (a)	3,266,965
39,315	Marriott Vacations Worldwide Corp.	3,298,135
208,170	Norwegian Cruise Line Holdings Ltd. (a)	3,705,426
96,195	Penn Entertainment, Inc. (a)	2,169,197
22,859	Planet Fitness, Inc., Class A (a)	1,548,926
27,303	Texas Roadhouse, Inc.	3,432,533
16,258	Wingstop, Inc.	4,570,286
9,157	Wynn Resorts Ltd.	864,696
		32,633,281
	Household Durables — 3.8%
22,820	Installed Building Products, Inc.	4,446,477
66,789	KB Home	3,979,957
95,645	Leggett & Platt, Inc.	2,219,920
75,507	M.D.C. Holdings, Inc.	4,725,228
23,948	Meritage Homes Corp.	3,966,028
8,061	Mohawk Industries, Inc. (a)	840,359
33,706	Skyline Champion Corp. (a)	2,308,187
78,195	Taylor Morrison Home Corp. (a)	4,077,087
49,108	Tempur Sealy International, Inc.	2,449,998
40,585	Toll Brothers, Inc.	4,032,120
11,147	TopBuild Corp. (a)	4,114,692
72,489	Worthington Enterprises, Inc.	4,134,773
		41,294,826
	Household Products — 0.2%
62,172	Reynolds Consumer Products, Inc.	1,689,213
	Independent Power and Renewable Electricity Producers — 0.2%
64,980	Vistra Corp.	2,666,129
	Industrial REITs — 0.4%
9,092	EastGroup Properties, Inc.	1,613,193
15,840	First Industrial Realty Trust, Inc.	816,077
14,873	Rexford Industrial Realty, Inc.	782,171
21,251	STAG Industrial, Inc.	785,012
		3,996,453
	Insurance — 3.7%
14,036	American Financial Group, Inc.	1,689,934
9,904	Assurant, Inc.	1,663,377
44,598	Assured Guaranty Ltd.	3,618,236
60,274	Axis Capital Holdings Ltd.	3,587,508
14,174	Enstar Group Ltd. (a)	3,782,899
9,965	Erie Indemnity Co., Class A	3,446,196
16,354	Fidelity National Financial, Inc.	818,191
25,895	First American Financial Corp.	1,562,763
13,708	Globe Life, Inc.	1,683,616
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
61,871	Lincoln National Corp.	$1,698,359
113,517	Old Republic International Corp.	3,183,017
8,111	Primerica, Inc.	1,899,272
10,315	Reinsurance Group of America, Inc.	1,793,675
8,513	RenaissanceRe Holdings Ltd.	1,948,030
8,387	Selective Insurance Group, Inc.	879,461
92,253	Unum Group	4,459,510
1,664	White Mountains Insurance Group Ltd.	2,622,414
		40,336,458
	Interactive Media & Services — 0.2%
47,785	IAC, Inc. (a)	2,399,285
	IT Services — 1.1%
90,961	DigitalOcean Holdings, Inc. (a)	3,067,205
109,447	DXC Technology Co. (a)	2,385,944
39,297	GoDaddy, Inc., Class A (a)	4,191,418
27,649	Okta, Inc. (a)	2,285,190
		11,929,757
	Leisure Products — 0.9%
26,415	Acushnet Holdings Corp.	1,673,126
25,872	Brunswick Corp.	2,087,353
35,216	Polaris, Inc.	3,168,032
232,730	Topgolf Callaway Brands Corp. (a)	3,065,054
		9,993,565
	Life Sciences Tools & Services — 0.8%
44,729	10X Genomics, Inc., Class A (a)	1,863,857
11,356	Bruker Corp.	812,068
7,060	Charles River Laboratories International, Inc. (a)	1,526,937
13,610	Medpace Holdings, Inc. (a)	3,968,404
49,516	Sotera Health Co. (a)	728,875
		8,900,141
	Machinery — 4.5%
34,361	AGCO Corp.	4,203,381
28,697	Allison Transmission Holdings, Inc.	1,737,316
6,119	Chart Industries, Inc. (a)	714,210
12,767	Donaldson Co., Inc.	824,620
28,897	Esab Corp.	2,484,853
54,362	Federal Signal Corp.	4,184,787
40,482	Flowserve Corp.	1,616,446
8,633	Franklin Electric Co., Inc.	813,747
34,872	Hillenbrand, Inc.	1,623,989
27,969	ITT, Inc.	3,378,096
41,948	John Bean Technologies Corp.	4,142,784
Shares	Description	Value

	Machinery (Continued)
11,510	Lincoln Electric Holdings, Inc.	$2,557,752
17,009	Middleby (The) Corp. (a)	2,399,460
88,479	Mueller Industries, Inc.	4,246,992
30,786	Oshkosh Corp.	3,389,539
11,714	RBC Bearings, Inc. (a)	3,145,678
43,562	Terex Corp.	2,676,014
41,640	Timken (The) Co.	3,410,732
12,015	Watts Water Technologies, Inc., Class A	2,379,090
		49,929,486
	Marine Transportation — 0.1%
21,261	Kirby Corp. (a)	1,672,390
	Media — 1.3%
4,498	Cable One, Inc.	2,469,087
68,123	New York Times (The) Co., Class A	3,308,053
33,985	News Corp., Class A	837,390
21,291	Nexstar Media Group, Inc.	3,783,624
272,660	TEGNA, Inc.	4,250,769
		14,648,923
	Metals & Mining — 1.0%
73,398	ATI, Inc. (a)	2,999,776
163,437	Cleveland-Cliffs, Inc. (a)	3,276,912
83,368	Commercial Metals Co.	4,353,477
		10,630,165
	Mortgage REITs — 0.8%
85,051	AGNC Investment Corp.	806,283
43,074	Annaly Capital Management, Inc.	826,590
78,452	Blackstone Mortgage Trust, Inc., Class A (b)	1,548,643
390,609	Rithm Capital Corp.	4,179,516
79,387	Starwood Property Trust, Inc.	1,613,938
		8,974,970
	Multi-Utilities — 0.3%
61,860	Black Hills Corp.	3,201,874
	Office REITs — 0.6%
11,890	Boston Properties, Inc.	790,685
137,059	Cousins Properties, Inc.	3,140,022
83,770	Kilroy Realty Corp.	2,995,615
		6,926,322
	Oil, Gas & Consumable Fuels — 5.6%
66,587	Antero Midstream Corp.	815,025
183,939	Antero Resources Corp. (a)	4,109,197
76,293	California Resources Corp.	3,637,650
54,221	Chesapeake Energy Corp.	4,180,981
25,096	Chord Energy Corp.	3,858,761
471,380	Comstock Resources, Inc.	3,681,478
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
137,679	CVR Energy, Inc.	$4,643,913
60,901	DT Midstream, Inc.	3,269,775
163,919	Equitrans Midstream Corp.	1,670,335
75,072	HF Sinclair Corp.	4,240,817
97,790	Murphy Oil Corp.	3,784,473
94,984	Ovintiv, Inc.	4,029,221
94,898	PBF Energy, Inc., Class A	4,793,298
184,046	Permian Resources Corp.	2,480,940
137,046	Range Resources Corp.	3,979,816
107,741	SM Energy Co.	3,995,036
636,903	Southwestern Energy Co. (a)	4,108,025
		61,278,741
	Paper & Forest Products — 0.1%
11,780	Louisiana-Pacific Corp.	783,959
	Passenger Airlines — 0.2%
21,355	Alaska Air Group, Inc. (a)	765,149
121,447	American Airlines Group, Inc. (a)	1,728,191
		2,493,340
	Personal Care Products — 1.2%
75,260	BellRing Brands, Inc. (a)	4,159,620
134,355	Coty, Inc., Class A (a)	1,623,008
28,903	elf Beauty, Inc. (a)	4,610,896
17,380	Inter Parfums, Inc.	2,418,427
		12,811,951
	Pharmaceuticals — 1.3%
20,966	Axsome Therapeutics, Inc. (a)	1,887,569
46,599	Intra-Cellular Therapies, Inc. (a)	3,137,977
6,782	Jazz Pharmaceuticals PLC (a)	832,287
57,860	Organon & Co.	963,369
77,782	Perrigo Co. PLC	2,495,247
385,199	Viatris, Inc.	4,533,792
		13,850,241
	Professional Services — 2.6%
97,812	Alight, Inc., Class A (a)	872,483
26,026	ASGN, Inc. (a)	2,415,733
7,730	CACI International, Inc., Class A (a)	2,657,033
25,486	Concentrix Corp.	2,264,941
142,622	Dun & Bradstreet Holdings, Inc.	1,652,989
27,045	ExlService Holdings, Inc. (a)	845,968
8,379	FTI Consulting, Inc. (a)	1,605,500
72,113	Genpact Ltd.	2,588,857
21,354	Insperity, Inc.	2,449,090
20,997	ManpowerGroup, Inc.	1,556,717
9,949	Maximus, Inc.	807,063
Shares	Description	Value

	Professional Services (Continued)
66,524	Parsons Corp. (a)	$4,334,038
18,979	Robert Half, Inc.	1,509,590
20,133	Science Applications International Corp.	2,570,179
7,014	TriNet Group, Inc. (a)	797,492
		28,927,673
	Real Estate Management & Development — 0.3%
8,835	Jones Lang LaSalle, Inc. (a)	1,564,325
41,593	St. Joe (The) Co.	2,295,934
		3,860,259
	Retail REITs — 0.1%
78,306	Kimco Realty Corp.	1,581,781
	Semiconductors & Semiconductor Equipment — 1.4%
100,311	Amkor Technology, Inc.	3,175,846
6,434	Axcelis Technologies, Inc. (a)	836,742
20,059	Cirrus Logic, Inc. (a)	1,548,555
17,952	MACOM Technology Solutions Holdings, Inc. (a)	1,548,001
24,332	MKS Instruments, Inc.	2,590,141
10,914	Onto Innovation, Inc. (a)	1,762,611
24,450	Rambus, Inc. (a)	1,675,558
13,088	Universal Display Corp.	2,221,950
		15,359,404
	Software — 6.6%
29,746	Altair Engineering, Inc., Class A (a)	2,529,005
4,816	Appfolio, Inc., Class A (a)	1,055,956
83,749	AppLovin Corp., Class A (a)	3,444,596
3,791	Aspen Technology, Inc. (a)	727,834
28,870	Blackbaud, Inc. (a)	2,336,160
42,104	DocuSign, Inc. (a)	2,564,976
68,054	DoubleVerify Holdings, Inc. (a)	2,722,841
56,604	Dropbox, Inc., Class A (a)	1,793,215
37,015	Elastic N.V. (a)	4,332,976
10,602	Five9, Inc. (a)	804,268
146,248	Gen Digital, Inc.	3,433,903
53,007	Gitlab, Inc., Class A (a)	3,769,328
30,607	Guidewire Software, Inc. (a)	3,418,190
7,750	Manhattan Associates, Inc. (a)	1,879,840
3,962	MicroStrategy, Inc., Class A (a)	1,985,794
49,619	nCino, Inc. (a)	1,562,006
148,020	NCR Voyix Corp. (a)	2,175,894
87,476	Nutanix, Inc., Class A (a)	4,916,151
34,152	Pegasystems, Inc.	1,664,568
35,414	PowerSchool Holdings, Inc., Class A (a)	833,646
24,108	Procore Technologies, Inc. (a)	1,721,070
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
21,253	Qualys, Inc. (a)	$4,020,430
49,152	RingCentral, Inc., Class A (a)	1,665,761
124,977	Samsara, Inc., Class A (a)	3,924,278
152,031	SentinelOne, Inc., Class A (a)	4,074,431
52,343	Smartsheet, Inc., Class A (a)	2,353,865
8,609	SPS Commerce, Inc. (a)	1,582,334
18,114	Tenable Holdings, Inc. (a)	853,169
167,944	UiPath, Inc., Class A (a)	3,859,353
		72,005,838
	Specialized REITs — 0.3%
18,000	CubeSmart	777,960
15,701	Lamar Advertising Co., Class A	1,643,581
16,993	PotlatchDeltic Corp.	760,097
		3,181,638
	Specialty Retail — 4.1%
50,566	Academy Sports & Outdoors, Inc.	3,172,005
41,013	Advance Auto Parts, Inc.	2,741,719
18,544	Asbury Automotive Group, Inc. (a)	3,876,809
27,779	AutoNation, Inc. (a)	3,879,615
38,662	Bath & Body Works, Inc.	1,649,321
78,801	Carvana Co. (a)	3,393,171
35,307	Chewy, Inc., Class A (a)	629,171
17,033	Dick’s Sporting Goods, Inc.	2,539,109
11,742	Five Below, Inc. (a)	2,107,219
22,437	Floor & Decor Holdings, Inc., Class A (a)	2,256,265
13,689	Group 1 Automotive, Inc.	3,559,961
12,670	Lithia Motors, Inc.	3,735,750
4,681	Murphy USA, Inc.	1,650,146
20,792	Penske Automotive Group, Inc.	3,084,909
31,115	Signet Jewelers Ltd.	3,095,320
27,045	Wayfair, Inc., Class A (a)	1,359,011
12,404	Williams-Sonoma, Inc.	2,398,810
		45,128,311
	Technology Hardware, Storage & Peripherals — 0.1%
67,340	IonQ, Inc. (a) (b)	691,582
	Textiles, Apparel & Luxury Goods — 1.5%
41,958	Columbia Sportswear Co.	3,325,591
8,931	Crocs, Inc. (a)	906,318
27,330	PVH Corp.	3,286,706
23,144	Ralph Lauren Corp.	3,325,099
40,152	Skechers U.S.A., Inc., Class A (a)	2,507,091
90,665	Tapestry, Inc.	3,516,895
		16,867,700
Shares	Description	Value

	Trading Companies & Distributors — 2.9%
99,470	Air Lease Corp.	$4,158,841
19,325	Applied Industrial Technologies, Inc.	3,410,089
28,764	Beacon Roofing Supply, Inc. (a)	2,384,248
32,248	Boise Cascade Co.	4,368,314
103,235	Core & Main, Inc., Class A (a)	4,264,638
6,940	GATX Corp.	851,191
22,415	Herc Holdings, Inc.	3,305,988
16,478	MSC Industrial Direct Co., Inc., Class A	1,626,049
82,936	Rush Enterprises, Inc., Class A	3,724,656
5,134	SiteOne Landscape Supply, Inc. (a)	793,460
19,193	WESCO International, Inc.	3,330,369
		32,217,843
	Water Utilities — 0.1%
44,677	Essential Utilities, Inc.	1,602,117
	Total Common Stocks	1,096,368,095
	(Cost $947,266,698)
MONEY MARKET FUNDS — 0.3%
558,119	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	558,119
2,272,554	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	2,272,554
	Total Money Market Funds	2,830,673
	(Cost $2,830,673)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$6,357,408	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $6,358,328. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $6,577,363. (d)	6,357,408
	(Cost $6,357,408)

	Total Investments — 100.7%	1,105,556,176
	(Cost $956,454,779)
	Net Other Assets and Liabilities — (0.7)%	(7,268,514)
	Net Assets — 100.0%	$1,098,287,662

See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $6,497,371 and the total value of the collateral held by the Fund is $6,915,527.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,096,368,095	$ 1,096,368,095	$ —	$ —
Money Market Funds	2,830,673	2,830,673	—	—
Repurchase Agreements	6,357,408	—	6,357,408	—
Total Investments	$1,105,556,176	$1,099,198,768	$6,357,408	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,497,371
Non-cash Collateral(2)	(6,497,371)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,357,408
Non-cash Collateral(4)	(6,357,408)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.3%
26,990	AAR Corp. (a)	$1,641,532
13,362	AeroVironment, Inc. (a)	1,611,992
15,351	Mercury Systems, Inc. (a)	455,311
19,388	Moog, Inc., Class A	2,710,442
88,325	Spirit AeroSystems Holdings, Inc., Class A (a)	2,425,404
36,267	V2X, Inc. (a)	1,410,423
229,142	Virgin Galactic Holdings, Inc. (a) (b)	407,873
		10,662,977
	Air Freight & Logistics — 0.6%
159,398	Air Transport Services Group, Inc. (a)	2,469,075
61,060	Hub Group, Inc., Class A (a)	2,764,797
		5,233,872
	Automobile Components — 1.4%
191,169	American Axle & Manufacturing Holdings, Inc. (a)	1,546,557
115,277	Dana, Inc.	1,563,156
13,461	Dorman Products, Inc. (a)	1,095,860
174,167	Garrett Motion, Inc. (a)	1,496,095
10,722	Gentherm, Inc. (a)	516,264
4,466	LCI Industries	496,976
47,018	Modine Manufacturing Co. (a)	3,248,474
22,377	Patrick Industries, Inc.	2,246,427
		12,209,809
	Automobiles — 0.3%
38,515	Winnebago Industries, Inc.	2,531,206
	Banks — 12.5%
30,650	1st Source Corp.	1,602,076
31,748	Ameris Bancorp	1,575,971
104,983	Associated Banc-Corp.	2,205,693
46,092	Atlantic Union Bankshares Corp.	1,574,503
30,846	Axos Financial, Inc. (a)	1,709,794
11,536	BancFirst Corp.	1,021,051
43,677	Bancorp (The), Inc. (a)	1,906,064
7,747	Bank of Hawaii Corp.	489,843
69,245	BankUnited, Inc.	1,956,864
41,927	Banner Corp.	1,952,960
50,384	Cathay General Bancorp	2,074,309
15,275	City Holding Co.	1,561,258
29,118	Columbia Financial, Inc. (a)	523,542
21,546	Community Bank System, Inc.	986,160
38,972	Customers Bancorp, Inc. (a)	2,082,664
83,418	CVB Financial Corp.	1,398,920
39,536	Eastern Bankshares, Inc.	551,923
50,293	Enterprise Financial Services Corp.	2,093,698
Shares	Description	Value

	Banks (Continued)
28,176	FB Financial Corp.	$1,049,556
45,507	First Bancorp	1,572,722
102,383	First BanCorp	1,707,748
90,475	First Busey Corp.	2,129,781
109,080	First Commonwealth Financial Corp.	1,528,211
118,189	First Financial Bancorp	2,649,797
73,675	First Hawaiian, Inc.	1,598,011
54,770	First Interstate BancSystem, Inc., Class A	1,507,270
60,561	First Merchants Corp.	2,047,567
136,427	Fulton Financial Corp.	2,126,897
59,708	Heartland Financial USA, Inc.	2,117,843
31,888	Hilltop Holdings, Inc.	1,004,153
185,894	Hope Bancorp, Inc.	2,059,706
34,122	Independent Bank Corp.	1,913,903
22,068	Independent Bank Group, Inc.	1,066,988
41,340	International Bancshares Corp.	2,185,232
8,615	Lakeland Financial Corp.	576,860
12,339	Live Oak Bancshares, Inc.	448,769
60,381	National Bank Holdings Corp., Class A	2,113,335
26,790	NBT Bancorp, Inc.	952,920
13,951	Nicolet Bankshares, Inc.	1,084,969
134,952	Northwest Bancshares, Inc.	1,669,356
161,693	OceanFirst Financial Corp.	2,785,970
59,915	OFG Bancorp	2,203,075
77,142	Pacific Premier Bancorp, Inc.	1,957,093
8,452	Park National Corp.	1,104,507
42,426	Pathward Financial, Inc.	2,196,818
124,548	Provident Financial Services, Inc.	2,061,269
66,675	Renasant Corp.	2,108,930
67,193	S&T Bancorp, Inc.	2,240,215
39,451	Seacoast Banking Corp. of Florida	968,917
8,425	ServisFirst Bancshares, Inc.	565,655
113,185	Simmons First National Corp., Class A	2,151,647
80,661	Stellar Bancorp, Inc.	2,018,945
21,806	Stock Yards Bancorp, Inc.	1,084,194
34,746	Texas Capital Bancshares, Inc. (a)	2,119,506
56,593	TowneBank	1,590,829
39,195	TriCo Bancshares	1,424,738
7,002	Triumph Financial, Inc. (a)	494,691
60,408	Trustmark Corp.	1,630,412
20,158	UMB Financial Corp.	1,663,035
57,560	United Community Banks, Inc.	1,573,690
96,502	Veritex Holdings, Inc.	2,027,507
68,130	WaFd, Inc.	1,978,495
71,584	WesBanco, Inc.	2,100,275
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
29,856	Westamerica BanCorp	$1,424,728
48,892	WSFS Financial Corp.	2,176,183
		106,030,211
	Beverages — 0.3%
227,979	Duckhorn Portfolio (The), Inc. (a)	1,967,459
21,887	Vita Coco (The) Co., Inc. (a)	430,955
		2,398,414
	Biotechnology — 2.7%
18,758	Apellis Pharmaceuticals, Inc. (a)	1,187,194
133,588	Catalyst Pharmaceuticals, Inc. (a)	1,923,667
42,466	Celldex Therapeutics, Inc. (a)	1,495,653
20,172	Cytokinetics, Inc. (a)	1,576,038
47,336	Ideaya Biosciences, Inc. (a)	2,060,536
36,231	Insmed, Inc. (a)	1,007,222
49,073	Ironwood Pharmaceuticals, Inc. (a)	696,346
22,051	Kymera Therapeutics, Inc. (a)	722,832
20,414	Merus N.V. (a)	728,372
58,662	Myriad Genetics, Inc. (a)	1,254,780
24,483	Protagonist Therapeutics, Inc. (a)	612,320
227,748	Recursion Pharmaceuticals, Inc., Class A (a)	2,143,109
50,990	Relay Therapeutics, Inc. (a)	471,657
98,606	TG Therapeutics, Inc. (a)	1,601,361
76,153	Twist Bioscience Corp. (a)	2,467,357
23,480	Ultragenyx Pharmaceutical, Inc. (a)	1,035,703
40,814	Veracyte, Inc. (a)	1,021,166
15,765	Vericel Corp. (a)	677,580
		22,682,893
	Broadline Retail — 0.2%
78,298	Kohl’s Corp.	2,016,956
	Building Products — 2.6%
30,232	American Woodmark Corp. (a)	2,759,577
11,420	Armstrong World Industries, Inc.	1,132,978
38,657	AZZ, Inc.	2,414,130
8,121	CSW Industrials, Inc.	1,718,160
28,433	Gibraltar Industries, Inc. (a)	2,300,798
46,053	Griffon Corp.	2,683,048
172,077	Janus International Group, Inc. (a)	2,434,890
118,940	JELD-WEN Holding, Inc. (a)	2,212,284
151,218	Masterbrand, Inc. (a)	2,127,637
119,320	Resideo Technologies, Inc. (a)	2,000,996
		21,784,498
Shares	Description	Value

	Capital Markets — 2.2%
12,706	Artisan Partners Asset Management, Inc., Class A	$532,381
37,489	AssetMark Financial Holdings, Inc. (a)	1,149,788
26,746	B. Riley Financial, Inc. (b)	626,391
7,413	Cohen & Steers, Inc.	522,024
18,003	Donnelley Financial Solutions, Inc. (a)	1,118,346
66,320	Federated Hermes, Inc.	2,318,547
185,894	Golub Capital BDC, Inc.	2,836,743
14,847	Hamilton Lane, Inc., Class A	1,721,361
3,211	Piper Sandler Cos.	557,076
5,511	PJT Partners, Inc., Class A	529,993
17,637	StepStone Group, Inc., Class A	589,958
22,812	StoneX Group, Inc. (a)	1,499,889
65,203	Victory Capital Holdings, Inc., Class A	2,199,297
55,420	Virtu Financial, Inc., Class A	930,502
6,967	Virtus Investment Partners, Inc.	1,644,978
		18,777,274
	Chemicals — 1.6%
93,691	AdvanSix, Inc.	2,377,878
229,846	Ecovyst, Inc. (a)	2,128,374
47,556	Ingevity Corp. (a)	2,071,539
9,111	Innospec, Inc.	1,057,878
23,618	Minerals Technologies, Inc.	1,543,436
60,736	Orion S.A.	1,360,486
25,519	Sensient Technologies Corp.	1,582,944
17,813	Stepan Co.	1,590,167
		13,712,702
	Commercial Services & Supplies — 1.8%
62,614	ABM Industries, Inc.	2,554,025
37,056	ACV Auctions, Inc., Class A (a)	480,616
28,697	Brady Corp., Class A	1,728,420
31,917	Brink’s (The) Co.	2,580,170
35,066	Cimpress PLC (a)	2,637,665
26,841	HNI Corp.	1,092,966
15,318	Matthews International Corp., Class A	503,962
63,126	MillerKnoll, Inc.	1,678,520
37,906	Openlane, Inc. (a)	533,717
9,208	UniFirst Corp.	1,560,019
		15,350,080
	Communications Equipment — 0.4%
12,849	Calix, Inc. (a)	426,330
43,052	Harmonic, Inc. (a)	503,709
127,881	NetScout Systems, Inc. (a)	2,750,720
		3,680,759
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 1.9%
35,453	Ameresco, Inc., Class A (a)	$724,305
64,499	Construction Partners, Inc., Class A (a)	2,934,705
19,512	Dycom Industries, Inc. (a)	2,179,490
11,038	Granite Construction, Inc.	497,924
35,433	IES Holdings, Inc. (a)	2,904,089
15,527	MYR Group, Inc. (a)	2,233,559
67,618	Primoris Services Corp.	2,217,870
31,924	Sterling Infrastructure, Inc. (a)	2,397,492
		16,089,434
	Construction Materials — 0.4%
16,966	Knife River Corp. (a)	1,111,103
7,312	United States Lime & Minerals, Inc.	1,891,395
		3,002,498
	Consumer Finance — 1.7%
85,215	Bread Financial Holdings, Inc.	3,090,748
22,124	Encore Capital Group, Inc. (a)	1,107,970
50,704	Enova International, Inc. (a)	2,759,819
150,751	Navient Corp.	2,595,932
19,090	Nelnet, Inc., Class A	1,663,312
90,812	PROG Holdings, Inc. (a)	2,782,479
		14,000,260
	Consumer Staples Distribution & Retail — 1.5%
29,270	Andersons (The), Inc.	1,542,822
76,303	Chefs’ Warehouse (The), Inc. (a)	2,427,961
41,647	Grocery Outlet Holding Corp. (a)	1,032,013
32,500	Ingles Markets, Inc., Class A	2,738,125
172,952	United Natural Foods, Inc. (a)	2,578,714
43,886	Weis Markets, Inc.	2,666,075
		12,985,710
	Containers & Packaging — 0.1%
81,897	Pactiv Evergreen, Inc.	1,195,696
	Diversified Consumer Services — 2.2%
28,569	Adtalem Global Education, Inc. (a)	1,442,163
148,257	Chegg, Inc. (a)	1,460,332
86,949	Coursera, Inc. (a)	1,664,204
47,819	Frontdoor, Inc. (a)	1,566,551
4,030	Graham Holdings Co., Class B	2,903,212
8,504	Grand Canyon Education, Inc. (a)	1,110,537
122,844	Laureate Education, Inc.	1,550,291
64,977	Mister Car Wash, Inc. (a)	539,309
Shares	Description	Value

	Diversified Consumer Services (Continued)
12,155	Strategic Education, Inc.	$1,143,299
37,824	Stride, Inc. (a)	2,267,549
190,563	Udemy, Inc. (a)	2,589,751
		18,237,198
	Diversified REITs — 0.9%
29,516	Alexander & Baldwin, Inc.	511,217
99,760	American Assets Trust, Inc.	2,237,617
163,008	Broadstone Net Lease, Inc.	2,619,539
173,808	Empire State Realty Trust, Inc., Class A	1,654,652
56,422	Global Net Lease, Inc.	476,766
		7,499,791
	Diversified Telecommunication Services — 0.9%
29,524	Cogent Communications Holdings, Inc.	2,279,253
1,446,904	Globalstar, Inc. (a)	2,300,577
382,424	Liberty Latin America Ltd., Class C (a)	2,722,859
		7,302,689
	Electric Utilities — 0.4%
45,897	ALLETE, Inc.	2,712,972
6,607	Otter Tail Corp.	597,405
		3,310,377
	Electrical Equipment — 0.7%
13,141	Encore Wire Corp.	2,963,295
47,078	Fluence Energy, Inc. (a)	935,440
769,039	GrafTech International Ltd.	1,022,822
24,984	Vicor Corp. (a)	941,147
		5,862,704
	Electronic Equipment, Instruments & Components — 1.7%
29,615	Crane NXT Co.	1,725,962
12,835	CTS Corp.	527,005
21,095	ePlus, Inc. (a)	1,593,516
49,397	Methode Electronics, Inc.	1,025,482
273,853	Mirion Technologies, Inc. (a)	2,587,911
16,391	Napco Security Technologies, Inc.	569,587
13,051	OSI Systems, Inc. (a)	1,670,920
25,058	PC Connection, Inc.	1,616,492
10,385	Plexus Corp. (a)	983,667
12,752	Rogers Corp. (a)	1,469,923
71,018	TTM Technologies, Inc. (a)	987,860
		14,758,325
	Energy Equipment & Services — 2.6%
182,273	Archrock, Inc.	2,978,341
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
12,366	Cactus, Inc., Class A	$524,813
43,185	Diamond Offshore Drilling, Inc. (a)	526,857
35,264	Expro Group Holdings N.V. (a)	620,646
218,443	Helix Energy Solutions Group, Inc. (a)	2,053,364
154,741	Liberty Energy, Inc.	3,217,065
6,877	Nabors Industries Ltd. (a)	581,657
52,763	Oceaneering International, Inc. (a)	1,096,415
259,907	Patterson-UTI Energy, Inc.	2,882,369
334,964	ProPetro Holding Corp. (a)	2,833,796
385,577	RPC, Inc.	2,818,568
31,142	Tidewater, Inc. (a)	2,092,431
		22,226,322
	Entertainment — 0.5%
79,688	Cinemark Holdings, Inc. (a)	1,102,085
82,656	Sphere Entertainment Co. (a)	2,924,369
		4,026,454
	Financial Services — 2.1%
135,932	AvidXchange Holdings, Inc. (a)	1,489,815
28,774	Cannae Holdings, Inc. (a)	582,673
25,007	Compass Diversified Holdings	552,405
27,425	EVERTEC, Inc.	1,101,388
14,680	Federal Agricultural Mortgage Corp., Class C	2,734,737
54,825	Jackson Financial, Inc., Class A	2,745,088
52,738	Merchants Bancorp	2,306,760
94,576	NMI Holdings, Inc., Class A (a)	3,018,866
107,754	Payoneer Global, Inc. (a)	504,289
57,816	Remitly Global, Inc. (a)	990,966
15,171	Walker & Dunlop, Inc.	1,465,367
		17,492,354
	Food Products — 1.1%
48,910	Cal-Maine Foods, Inc.	2,710,592
106,933	Fresh Del Monte Produce, Inc.	2,628,413
51,269	Hain Celestial Group (The), Inc. (a)	549,091
3,359	J & J Snack Foods Corp.	534,854
40,631	TreeHouse Foods, Inc. (a)	1,710,565
69,137	Utz Brands, Inc.	1,223,725
		9,357,240
	Gas Utilities — 0.6%
72,086	Northwest Natural Holding Co.	2,657,090
36,022	Spire, Inc.	2,044,969
		4,702,059
Shares	Description	Value

	Ground Transportation — 1.3%
14,010	ArcBest Corp.	$1,669,011
157,475	Heartland Express, Inc.	2,039,301
107,036	Marten Transport Ltd.	1,980,166
110,295	Schneider National, Inc., Class B	2,704,434
66,249	Werner Enterprises, Inc.	2,620,148
		11,013,060
	Health Care Equipment & Supplies — 1.7%
37,155	Alphatec Holdings, Inc. (a)	597,824
25,029	Avanos Medical, Inc. (a)	480,306
18,043	Axonics, Inc. (a)	1,224,759
29,656	Embecta Corp.	508,304
20,043	Enovis Corp. (a)	1,176,524
8,648	Inari Medical, Inc. (a)	492,504
11,332	Integer Holdings Corp. (a)	1,148,158
5,245	iRhythm Technologies, Inc. (a)	628,246
14,919	Omnicell, Inc. (a)	479,944
40,186	PROCEPT BioRobotics Corp. (a)	1,860,612
69,618	RxSight, Inc. (a)	3,168,315
21,338	TransMedics Group, Inc. (a)	1,830,160
6,527	UFP Technologies, Inc. (a)	1,099,865
		14,695,521
	Health Care Providers & Services — 2.2%
46,744	Accolade, Inc. (a)	529,142
154,019	AdaptHealth Corp. (a)	1,112,017
12,092	Addus HomeCare Corp. (a)	1,047,167
14,659	Apollo Medical Holdings, Inc. (a)	509,400
19,419	Fulgent Genetics, Inc. (a)	477,513
252,315	Hims & Hers Health, Inc. (a)	2,164,863
104,092	NeoGenomics, Inc. (a)	1,545,766
371,787	OPKO Health, Inc. (a) (b)	379,223
58,266	Owens & Minor, Inc. (a)	1,148,423
59,198	Patterson Cos., Inc.	1,767,652
301,827	Pediatrix Medical Group, Inc. (a)	2,825,101
125,536	Premier, Inc., Class A	2,714,089
24,377	Privia Health Group, Inc. (a)	491,440
48,439	RadNet, Inc. (a)	1,790,790
		18,502,586
	Health Care REITs — 0.5%
25,085	CareTrust REIT, Inc.	524,778
52,434	LTC Properties, Inc.	1,634,368
30,155	National Health Investors, Inc.	1,603,643
39,341	Sabra Health Care REIT, Inc.	524,809
		4,287,598
	Health Care Technology — 0.4%
31,917	Certara, Inc. (a)	515,779
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology (Continued)
50,990	Evolent Health, Inc., Class A (a)	$1,499,616
389,861	Multiplan Corp. (a)	393,760
31,363	Schrodinger, Inc. (a)	829,551
		3,238,706
	Hotel & Resort REITs — 1.5%
179,361	DiamondRock Hospitality Co.	1,639,360
183,464	Park Hotels & Resorts, Inc.	2,766,637
105,394	Pebblebrook Hotel Trust	1,604,097
239,506	RLJ Lodging Trust	2,773,479
131,475	Service Properties Trust	1,016,302
104,641	Sunstone Hotel Investors, Inc.	1,116,519
164,875	Xenia Hotels & Resorts, Inc.	2,197,784
		13,114,178
	Hotels, Restaurants & Leisure — 3.1%
59,829	Bloomin’ Brands, Inc.	1,592,648
158,587	Bowlero Corp., Class A (a) (b)	1,714,325
65,007	Brinker International, Inc. (a)	2,781,650
48,106	Cheesecake Factory (The), Inc.	1,653,403
21,850	Cracker Barrel Old Country Store, Inc.	1,690,097
52,127	Dave & Buster’s Entertainment, Inc. (a)	2,790,358
111,721	First Watch Restaurant Group, Inc. (a)	2,397,533
70,297	Golden Entertainment, Inc.	2,697,999
20,632	Jack in the Box, Inc.	1,608,677
111,610	Krispy Kreme, Inc.	1,483,297
7,365	Papa John’s International, Inc.	541,180
21,054	Red Rock Resorts, Inc., Class A	1,151,233
255,181	Sabre Corp. (a)	1,046,242
22,722	Shake Shack, Inc., Class A (a)	1,716,874
49,682	Sweetgreen, Inc., Class A (a)	530,604
28,723	Travel + Leisure Co.	1,160,984
		26,557,104
	Household Durables — 2.0%
6,478	Cavco Industries, Inc. (a)	2,150,178
24,639	Century Communities, Inc.	2,136,201
32,425	Green Brick Partners, Inc. (a)	1,691,612
13,941	Helen of Troy Ltd. (a)	1,596,245
76,029	La-Z-Boy, Inc.	2,646,570
12,647	LGI Homes, Inc. (a)	1,492,472
20,379	M/I Homes, Inc. (a)	2,596,692
79,294	Tri Pointe Homes, Inc. (a)	2,738,022
		17,047,992
	Household Products — 0.7%
50,990	Central Garden & Pet Co., Class A (a)	2,104,867
Shares	Description	Value

	Household Products (Continued)
35,188	Spectrum Brands Holdings, Inc.	$2,766,481
4,697	WD-40 Co.	1,216,429
		6,087,777
	Independent Power and Renewable Electricity Producers — 0.2%
40,933	Clearway Energy, Inc., Class C	992,216
73,626	Sunnova Energy International, Inc. (a)	774,545
		1,766,761
	Industrial REITs — 0.4%
22,273	Innovative Industrial Properties, Inc.	2,076,512
169,778	LXP Industrial Trust	1,543,282
		3,619,794
	Insurance — 2.2%
10,609	Brighthouse Financial, Inc. (a)	549,228
23,372	BRP Group, Inc., Class A (a)	524,468
60,365	CNO Financial Group, Inc.	1,640,721
336,167	Genworth Financial, Inc., Class A (a)	2,074,150
14,813	Goosehead Insurance, Inc., Class A (a)	1,143,564
17,168	Horace Mann Educators Corp.	632,297
139,219	Lemonade, Inc. (a) (b)	2,202,445
15,047	Mercury General Corp.	602,632
306,775	Oscar Health, Inc., Class A (a)	3,840,823
10,115	Palomar Holdings, Inc. (a)	605,585
241,982	SiriusPoint Ltd. (a)	2,855,388
28,667	Stewart Information Services Corp.	1,767,607
		18,438,908
	Interactive Media & Services — 1.2%
46,474	Cargurus, Inc. (a)	1,080,056
59,188	Cars.com, Inc. (a)	1,031,647
46,512	Shutterstock, Inc.	2,184,669
130,376	TripAdvisor, Inc. (a)	2,816,121
47,436	Yelp, Inc. (a)	2,074,376
16,710	Ziff Davis, Inc. (a)	1,126,254
		10,313,123
	IT Services — 0.6%
63,078	Fastly, Inc., Class A (a)	1,269,129
135,081	Kyndryl Holdings, Inc. (a)	2,771,862
34,013	Squarespace, Inc., Class A (a)	1,054,403
		5,095,394
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products — 0.3%
51,204	Malibu Boats, Inc., Class A (a)	$2,137,767
18,986	Vista Outdoor, Inc. (a)	532,937
		2,670,704
	Life Sciences Tools & Services — 0.2%
8,618	Azenta, Inc. (a)	561,893
123,114	Cytek Biosciences, Inc. (a)	929,511
85,710	Maravai LifeSciences Holdings, Inc., Class A (a)	497,118
		1,988,522
	Machinery — 3.5%
10,684	Alamo Group, Inc.	2,268,000
11,432	Albany International Corp., Class A	1,016,419
30,184	Astec Industries, Inc.	1,074,550
51,615	Barnes Group, Inc.	1,708,973
28,774	Columbus McKinnon Corp.	1,124,200
36,114	Enerpac Tool Group Corp.	1,127,840
7,164	Enpro, Inc.	1,070,158
9,594	ESCO Technologies, Inc.	977,341
50,828	Greenbrier (The) Cos., Inc.	2,310,641
37,137	Helios Technologies, Inc.	1,532,273
121,910	Hillman Solutions Corp. (a)	1,071,589
8,011	Kadant, Inc.	2,291,146
87,072	Kennametal, Inc.	2,135,005
13,039	Lindsay Corp.	1,696,504
38,986	Mueller Water Products, Inc., Class A	534,498
7,090	Standex International Corp.	1,046,909
30,284	Tennant Co.	2,862,444
63,339	Trinity Industries, Inc.	1,592,343
87,650	Wabash National Corp.	2,217,545
		29,658,378
	Marine Transportation — 0.3%
25,611	Matson, Inc.	2,869,200
	Media — 0.5%
78,026	Integral Ad Science Holding Corp. (a)	1,135,278
60,107	Magnite, Inc. (a)	531,947
74,456	Scholastic Corp.	2,862,089
		4,529,314
	Metals & Mining — 2.0%
8,283	Alpha Metallurgical Resources, Inc.	3,306,905
16,916	Arch Resources, Inc.	2,993,455
23,788	Carpenter Technology Corp.	1,465,103
44,345	Compass Minerals International, Inc.	997,319
Shares	Description	Value

	Metals & Mining (Continued)
15,771	Kaiser Aluminum Corp.	$1,023,538
12,942	Materion Corp.	1,513,826
80,940	Ryerson Holding Corp.	2,777,861
46,038	Warrior Met Coal, Inc.	2,954,258
		17,032,265
	Mortgage REITs — 1.8%
95,639	Apollo Commercial Real Estate Finance, Inc.	1,067,331
147,932	Arbor Realty Trust, Inc. (b)	1,967,496
562,524	Chimera Investment Corp.	2,700,115
41,189	Claros Mortgage Trust, Inc.	483,559
83,109	Franklin BSP Realty Trust, Inc.	1,065,457
20,355	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	484,245
97,550	Ladder Capital Corp.	1,066,222
99,627	MFA Financial, Inc.	1,102,871
150,206	PennyMac Mortgage Investment Trust	2,153,954
273,853	Ready Capital Corp.	2,566,003
40,301	Two Harbors Investment Corp.	502,150
		15,159,403
	Multi-Utilities — 0.6%
78,540	Avista Corp.	2,671,146
44,126	Northwestern Energy Group, Inc.	2,123,343
		4,794,489
	Office REITs — 1.5%
154,869	Douglas Emmett, Inc.	2,098,475
125,312	Easterly Government Properties, Inc.	1,538,831
87,718	Equity Commonwealth	1,676,291
122,256	Highwoods Properties, Inc.	2,808,220
99,012	JBG SMITH Properties	1,584,192
434,352	Paramount Group, Inc.	2,063,172
12,428	SL Green Realty Corp. (b)	558,639
		12,327,820
	Oil, Gas & Consumable Fuels — 3.5%
86,636	Callon Petroleum Co. (a)	2,782,748
140,349	CNX Resources Corp. (a)	2,835,050
27,922	CONSOL Energy, Inc.	2,641,421
87,039	Delek US Holdings, Inc.	2,352,664
63,985	Dorian LPG Ltd.	2,395,598
21,074	Gulfport Energy Corp. (a)	2,674,291
78,848	HighPeak Energy, Inc. (b)	1,076,275
37,031	International Seaways, Inc.	1,986,343
77,179	Par Pacific Holdings, Inc. (a)	2,823,980
115,420	Peabody Energy Corp.	3,081,714
197,259	Talos Energy, Inc. (a)	2,558,449
123,222	World Kinect Corp.	2,781,121
		29,989,654
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.3%
57,158	Sylvamo Corp.	$2,653,846
	Passenger Airlines — 0.9%
13,592	Allegiant Travel Co.	1,065,613
404,612	JetBlue Airways Corp. (a)	2,148,490
43,019	SkyWest, Inc. (a)	2,291,192
178,448	Sun Country Airlines Holdings, Inc. (a)	2,428,677
		7,933,972
	Personal Care Products — 1.1%
61,304	Edgewell Personal Care Co.	2,271,313
73,578	Herbalife Ltd. (a)	886,615
33,407	Medifast, Inc.	1,825,693
144,542	Nu Skin Enterprises, Inc., Class A	2,682,699
41,895	USANA Health Sciences, Inc. (a)	1,961,524
		9,627,844
	Pharmaceuticals — 1.1%
36,307	Amphastar Pharmaceuticals, Inc. (a)	1,937,342
68,197	Arvinas, Inc. (a)	2,830,175
69,137	Corcept Therapeutics, Inc. (a)	1,458,791
15,721	Ligand Pharmaceuticals, Inc. (a)	1,149,205
16,639	Pacira BioSciences, Inc. (a)	542,265
38,797	Supernus Pharmaceuticals, Inc. (a)	1,073,901
		8,991,679
	Professional Services — 1.7%
35,878	CBIZ, Inc. (a)	2,283,994
21,102	CSG Systems International, Inc.	1,061,642
67,761	First Advantage Corp.	1,109,248
21,845	Huron Consulting Group, Inc. (a)	2,261,613
4,187	ICF International, Inc.	582,160
8,310	Kforce, Inc.	567,989
18,919	Korn Ferry	1,109,978
49,682	Legalzoom.com, Inc. (a)	512,221
10,105	NV5 Global, Inc. (a)	1,059,913
40,330	Sterling Check Corp. (a)	550,101
103,627	TTEC Holdings, Inc.	2,111,918
48,754	Verra Mobility Corp. (a)	1,165,708
		14,376,485
	Real Estate Management & Development — 0.9%
96,020	DigitalBridge Group, Inc.	1,885,833
84,880	Forestar Group, Inc. (a)	2,653,349
Shares	Description	Value

	Real Estate Management & Development (Continued)
626,562	Opendoor Technologies, Inc. (a)	$2,142,842
163,197	Redfin Corp. (a)	1,331,687
		8,013,711
	Residential REITs — 0.1%
38,452	Elme Communities	556,785
	Retail REITs — 0.8%
99,129	Acadia Realty Trust	1,691,141
44,309	InvenTrust Properties Corp.	1,100,192
145,534	Macerich (The) Co.	2,297,982
40,013	Retail Opportunity Investments Corp.	543,777
40,506	Tanger, Inc.	1,089,611
		6,722,703
	Semiconductors & Semiconductor Equipment — 1.2%
47,589	Cohu, Inc. (a)	1,516,186
57,667	Credo Technology Group Holding Ltd. (a)	1,182,750
16,694	Ichor Holdings Ltd. (a)	604,323
12,471	Impinj, Inc. (a)	1,209,438
138,446	indie Semiconductor, Inc., Class A (a)	840,367
139,132	Navitas Semiconductor Corp. (a)	797,226
71,584	Photronics, Inc. (a)	2,091,684
16,445	Ultra Clean Holdings, Inc. (a)	628,199
36,185	Veeco Instruments, Inc. (a)	1,153,578
		10,023,751
	Software — 5.2%
36,693	ACI Worldwide, Inc. (a)	1,103,359
181,242	Adeia, Inc.	2,200,278
13,237	Agilysys, Inc. (a)	1,108,069
8,688	Alarm.com Holdings, Inc. (a)	528,404
115,752	Alkami Technology, Inc. (a)	2,849,814
29,531	Asana, Inc., Class A (a)	514,430
385,400	Aurora Innovation, Inc. (a)	1,152,346
273,520	AvePoint, Inc. (a)	2,106,104
8,990	BlackLine, Inc. (a)	527,533
31,699	Braze, Inc., Class A (a)	1,713,331
28,027	Clearwater Analytics Holdings, Inc., Class A (a)	528,309
7,030	CommVault Systems, Inc. (a)	644,510
71,699	Freshworks, Inc., Class A (a)	1,591,718
14,766	Intapp, Inc. (a)	636,119
25,861	InterDigital, Inc.	2,716,698
59,282	LiveRamp Holdings, Inc. (a)	2,340,453
95,599	Marathon Digital Holdings, Inc. (a)	1,694,970
90,658	MeridianLink, Inc. (a)	2,062,470
10,339	Progress Software Corp.	587,359
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
28,945	PROS Holdings, Inc. (a)	$996,287
51,731	Q2 Holdings, Inc. (a)	2,201,154
39,328	Rapid7, Inc. (a)	2,164,220
108,868	Riot Platforms, Inc. (a)	1,186,661
205,490	SEMrush Holdings, Inc., Class A (a)	2,371,355
44,948	SolarWinds Corp. (a)	531,285
27,412	Sprout Social, Inc., Class A (a)	1,681,178
61,992	Varonis Systems, Inc. (a)	2,782,201
20,769	Verint Systems, Inc. (a)	616,632
83,356	Vertex, Inc., Class A (a)	2,022,217
63,650	Zeta Global Holdings Corp., Class A (a)	616,132
59,724	Zuora, Inc., Class A (a)	545,877
		44,321,473
	Specialized REITs — 0.8%
23,174	EPR Properties	1,025,913
40,612	National Storage Affiliates Trust	1,516,858
80,430	Outfront Media, Inc.	1,047,199
23,991	Safehold, Inc.	476,461
485,639	Uniti Group, Inc.	2,554,461
		6,620,892
	Specialty Retail — 2.6%
12,728	Abercrombie & Fitch Co., Class A (a)	1,296,983
79,593	American Eagle Outfitters, Inc.	1,577,533
7,314	Boot Barn Holdings, Inc. (a)	524,706
37,591	Buckle (The), Inc.	1,398,009
72,090	Foot Locker, Inc.	2,030,055
97,381	Guess?, Inc.	2,175,492
76,537	Monro, Inc.	2,438,469
26,822	National Vision Holdings, Inc. (a)	509,886
39,887	ODP (The) Corp. (a)	2,039,821
169,096	Sally Beauty Holdings, Inc. (a)	2,083,263
9,987	Sonic Automotive, Inc., Class A	504,943
16,526	Upbound Group, Inc.	548,663
78,649	Urban Outfitters, Inc. (a)	2,988,662
42,306	Victoria’s Secret & Co. (a)	1,102,071
2,689	Winmark Corp.	969,842
		22,188,398
	Technology Hardware, Storage & Peripherals — 0.4%
39,815	Corsair Gaming, Inc. (a)	506,845
153,137	Xerox Holdings Corp.	2,826,909
		3,333,754
	Textiles, Apparel & Luxury Goods — 1.4%
22,489	Carter’s, Inc.	1,701,068
Shares	Description	Value

	Textiles, Apparel & Luxury Goods (Continued)
80,776	Figs, Inc., Class A (a) (b)	$465,270
17,988	Kontoor Brands, Inc.	1,054,457
67,884	Levi Strauss & Co., Class A	1,105,151
28,070	Oxford Industries, Inc.	2,664,685
53,467	Steven Madden Ltd.	2,239,198
319,340	Under Armour, Inc., Class A (a)	2,433,371
		11,663,200
	Tobacco — 0.3%
41,696	Universal Corp.	2,416,283
49,770	Vector Group Ltd.	521,092
		2,937,375
	Trading Companies & Distributors — 1.6%
181,683	Custom Truck One Source, Inc. (a)	1,188,207
247,968	DNOW, Inc. (a)	2,501,997
60,496	FTAI Aviation Ltd.	3,263,759
34,054	GMS, Inc. (a)	2,865,985
42,920	H&E Equipment Services, Inc.	2,308,667
14,080	McGrath RentCorp	1,769,152
		13,897,767
	Water Utilities — 0.1%
10,824	California Water Service Group	490,002
	Total Common Stocks	848,272,650
	(Cost $758,244,846)
MONEY MARKET FUNDS — 0.2%
763,467	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	763,467
913,723	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	913,723
	Total Money Market Funds	1,677,190
	(Cost $1,677,190)

See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$8,696,482	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $8,697,740. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $8,997,365. (d)	$8,696,482
	(Cost $8,696,482)

	Total Investments — 101.1%	858,646,322
	(Cost $768,618,518)
	Net Other Assets and Liabilities — (1.1)%	(9,705,081)
	Net Assets — 100.0%	$848,941,241

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $8,654,737 and the total value of the collateral held by the Fund is $9,459,949.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 848,272,650	$ 848,272,650	$ —	$ —
Money Market Funds	1,677,190	1,677,190	—	—
Repurchase Agreements	8,696,482	—	8,696,482	—
Total Investments	$858,646,322	$849,949,840	$8,696,482	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,654,737
Non-cash Collateral(2)	(8,654,737)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,696,482
Non-cash Collateral(4)	(8,696,482)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.5%
15,991	General Dynamics Corp.	$4,237,455
19,714	L3Harris Technologies, Inc.	4,108,792
9,162	Lockheed Martin Corp.	3,934,254
12,954	Northrop Grumman Corp.	5,787,329
24,025	RTX Corp.	2,189,158
103,264	Textron, Inc.	8,747,494
		29,004,482
	Air Freight & Logistics — 1.3%
15,891	Expeditors International of Washington, Inc.	2,007,510
32,827	FedEx Corp.	7,920,827
38,570	United Parcel Service, Inc., Class B	5,473,083
		15,401,420
	Automobile Components — 0.8%
115,699	Aptiv PLC (a)	9,409,800
	Automobiles — 1.9%
851,559	Ford Motor Co.	9,980,271
288,990	General Motors Co.	11,212,812
		21,193,083
	Banks — 8.0%
246,640	Bank of America Corp.	8,388,226
161,439	Citigroup, Inc.	9,068,029
250,586	Citizens Financial Group, Inc.	8,194,162
175,831	Fifth Third Bancorp	6,020,453
652,861	Huntington Bancshares, Inc.	8,310,921
35,652	JPMorgan Chase & Co.	6,216,283
60,581	M&T Bank Corp.	8,366,236
39,164	PNC Financial Services Group (The), Inc.	5,921,988
428,503	Regions Financial Corp.	8,000,151
224,929	Truist Financial Corp.	8,335,869
140,120	U.S. Bancorp	5,820,585
168,720	Wells Fargo & Co.	8,466,370
		91,109,273
	Beverages — 0.9%
124,615	Keurig Dr Pepper, Inc.	3,917,896
99,075	Molson Coors Beverage Co., Class B	6,121,844
		10,039,740
	Biotechnology — 0.5%
32,195	Incyte Corp. (a)	1,892,100
4,727	Regeneron Pharmaceuticals, Inc. (a)	4,456,521
		6,348,621
Shares	Description	Value

	Building Products — 0.7%
13,290	Carlisle Cos., Inc.	$4,176,515
72,037	Johnson Controls International PLC	3,795,630
		7,972,145
	Capital Markets — 3.5%
2,490	BlackRock, Inc.	1,928,032
278,765	Franklin Resources, Inc.	7,423,512
15,720	Goldman Sachs Group (The), Inc.	6,036,637
44,528	Morgan Stanley	3,884,623
37,240	Raymond James Financial, Inc.	4,103,103
107,209	State Street Corp.	7,919,529
77,114	T. Rowe Price Group, Inc.	8,363,013
		39,658,449
	Chemicals — 6.1%
66,811	Celanese Corp.	9,773,781
130,573	CF Industries Holdings, Inc.	9,859,567
86,648	Corteva, Inc.	3,940,751
110,583	Dow, Inc.	5,927,249
134,934	DuPont de Nemours, Inc.	8,338,921
24,965	International Flavors & Fragrances, Inc.	2,014,176
87,342	LyondellBasell Industries N.V., Class A	8,220,629
290,525	Mosaic (The) Co.	8,922,023
13,516	PPG Industries, Inc.	1,906,297
74,167	Westlake Corp.	10,261,004
		69,164,398
	Consumer Finance — 2.5%
79,168	Capital One Financial Corp.	10,713,014
73,882	Discover Financial Services	7,796,029
271,812	Synchrony Financial	10,565,332
		29,074,375
	Consumer Staples Distribution & Retail — 2.2%
30,542	Dollar General Corp.	4,033,682
14,230	Dollar Tree, Inc. (a)	1,858,723
132,670	Kroger (The) Co.	6,121,394
56,779	Sysco Corp.	4,595,124
42,581	Target Corp.	5,922,165
12,822	Walmart, Inc.	2,118,836
		24,649,924
	Containers & Packaging — 0.5%
37,226	Packaging Corp. of America	6,175,049
	Distributors — 1.4%
43,786	Genuine Parts Co.	6,140,111
173,768	LKQ Corp.	8,109,753
5,069	Pool Corp.	1,881,866
		16,131,730
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.7%
128,134	WP Carey, Inc.	$7,939,183
	Diversified Telecommunication Services — 1.2%
120,469	AT&T, Inc.	2,131,096
275,345	Verizon Communications, Inc.	11,660,861
		13,791,957
	Electric Utilities — 7.2%
118,215	Alliant Energy Corp.	5,752,342
102,246	American Electric Power Co., Inc.	7,989,503
35,522	Constellation Energy Corp.	4,333,684
42,789	Duke Energy Corp.	4,100,470
84,828	Edison International	5,724,193
82,068	Entergy Corp.	8,187,104
198,860	Evergy, Inc.	10,096,122
98,257	Eversource Energy	5,327,495
231,320	Exelon Corp.	8,052,249
55,142	FirstEnergy Corp.	2,022,609
306,436	PPL Corp.	8,028,623
59,216	Southern (The) Co.	4,116,696
134,136	Xcel Energy, Inc.	8,030,722
		81,761,812
	Electronic Equipment, Instruments & Components — 0.6%
66,386	Corning, Inc.	2,156,881
29,552	TE Connectivity Ltd.	4,201,999
		6,358,880
	Energy Equipment & Services — 0.4%
177,426	Baker Hughes Co.	5,056,641
	Entertainment — 0.2%
22,389	Walt Disney (The) Co.	2,150,463
	Financial Services — 1.9%
29,105	Berkshire Hathaway, Inc., Class B (a)	11,168,752
47,751	Global Payments, Inc.	6,361,866
67,614	PayPal Holdings, Inc. (a)	4,148,119
		21,678,737
	Food Products — 4.7%
143,734	Archer-Daniels-Midland Co.	7,988,736
140,282	Campbell Soup Co.	6,260,786
362,195	Conagra Brands, Inc.	10,557,984
93,098	General Mills, Inc.	6,042,991
188,863	Hormel Foods Corp.	5,735,769
36,156	Kellanova	1,979,903
224,565	Kraft Heinz (The) Co.	8,338,098
Shares	Description	Value

	Food Products (Continued)
57,327	Mondelez International, Inc., Class A	$4,315,003
37,609	Tyson Foods, Inc., Class A	2,059,469
		53,278,739
	Gas Utilities — 0.7%
71,652	Atmos Energy Corp.	8,164,029
	Ground Transportation — 0.5%
20,787	J.B. Hunt Transport Services, Inc.	4,177,771
8,552	Norfolk Southern Corp.	2,011,773
		6,189,544
	Health Care Equipment & Supplies — 1.1%
53,701	GE HealthCare Technologies, Inc.	3,939,505
50,403	Medtronic PLC	4,412,279
9,195	STERIS PLC	2,013,245
16,611	Zimmer Biomet Holdings, Inc.	2,086,342
		12,451,371
	Health Care Providers & Services — 4.0%
111,904	Centene Corp. (a)	8,427,490
20,252	Cigna Group (The)	6,094,839
131,465	CVS Health Corp.	9,777,052
8,805	Elevance Health, Inc.	4,344,739
9,069	Humana, Inc.	3,428,626
18,269	Laboratory Corp. of America Holdings	4,061,199
5,595	Molina Healthcare, Inc. (a)	1,994,282
43,983	Quest Diagnostics, Inc.	5,648,737
3,839	UnitedHealth Group, Inc.	1,964,570
		45,741,534
	Health Care REITs — 0.2%
40,558	Ventas, Inc.	1,881,486
	Hotels, Restaurants & Leisure — 0.5%
129,361	Caesars Entertainment, Inc. (a)	5,675,067
	Household Durables — 2.1%
68,302	D.R. Horton, Inc.	9,761,039
32,303	Garmin Ltd.	3,859,885
69,649	Lennar Corp., Class A	10,436,903
		24,057,827
	Household Products — 0.2%
16,636	Kimberly-Clark Corp.	2,012,457
	Industrial Conglomerates — 0.2%
9,639	Honeywell International, Inc.	1,949,584
	Insurance — 7.3%
73,508	Aflac, Inc.	6,199,665
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
122,573	American International Group, Inc.	$8,520,049
26,834	Chubb Ltd.	6,574,330
100,333	Cincinnati Financial Corp.	11,116,897
29,358	Everest Group Ltd.	11,301,949
103,314	Hartford Financial Services Group (The), Inc.	8,984,186
119,333	Loews Corp.	8,694,602
7,311	Markel Group, Inc. (a)	10,947,711
52,781	Principal Financial Group, Inc.	4,174,977
10,612	Travelers (The) Cos., Inc.	2,242,952
58,714	W.R. Berkley Corp.	4,807,502
		83,564,820
	Interactive Media & Services — 0.4%
113,759	Match Group, Inc. (a)	4,366,070
	IT Services — 1.1%
17,081	Akamai Technologies, Inc. (a)	2,104,892
80,291	Cognizant Technology Solutions Corp., Class A	6,192,042
6,798	EPAM Systems, Inc. (a)	1,890,592
12,360	International Business Machines Corp.	2,270,037
		12,457,563
	Life Sciences Tools & Services — 1.1%
8,738	Danaher Corp.	2,096,333
75,972	Revvity, Inc.	8,142,679
3,808	Thermo Fisher Scientific, Inc.	2,052,436
		12,291,448
	Machinery — 2.2%
34,664	Cummins, Inc.	8,295,095
26,996	Dover Corp.	4,043,461
27,455	Fortive Corp.	2,146,432
20,997	Snap-on, Inc.	6,087,660
32,720	Westinghouse Air Brake Technologies Corp.	4,304,970
		24,877,618
	Media — 3.4%
15,602	Charter Communications, Inc., Class A (a)	5,783,817
236,728	Comcast Corp., Class A	11,017,321
349,865	Fox Corp., Class A	11,300,640
185,797	Interpublic Group of (The) Cos., Inc.	6,129,443
47,997	Omnicom Group, Inc.	4,337,969
		38,569,190
	Metals & Mining — 3.0%
47,486	Freeport-McMoRan, Inc.	1,884,719
Shares	Description	Value

	Metals & Mining (Continued)
59,645	Nucor Corp.	$11,149,440
37,116	Reliance Steel & Aluminum Co.	10,593,649
87,896	Steel Dynamics, Inc.	10,608,168
		34,235,976
	Multi-Utilities — 5.9%
114,797	Ameren Corp.	7,986,427
212,265	CenterPoint Energy, Inc.	5,930,684
104,433	CMS Energy Corp.	5,969,390
114,109	Consolidated Edison, Inc.	10,372,508
176,689	Dominion Energy, Inc.	8,078,221
55,001	DTE Energy Co.	5,798,206
169,754	Public Service Enterprise Group, Inc.	9,844,035
111,125	Sempra	7,952,105
72,050	WEC Energy Group, Inc.	5,818,758
		67,750,334
	Office REITs — 0.3%
32,753	Alexandria Real Estate Equities, Inc.	3,959,838
	Oil, Gas & Consumable Fuels — 8.1%
66,936	Diamondback Energy, Inc.	10,290,741
268,508	EQT Corp.	9,505,183
103,826	Exxon Mobil Corp.	10,674,351
470,771	Kinder Morgan, Inc.	7,965,445
429,656	Marathon Oil Corp.	9,817,640
69,968	Marathon Petroleum Corp.	11,586,701
173,848	Occidental Petroleum Corp.	10,008,429
77,967	Phillips 66	11,251,418
79,850	Valero Energy Corp.	11,091,165
		92,191,073
	Passenger Airlines — 0.5%
209,986	Southwest Airlines Co.	6,276,481
	Pharmaceuticals — 1.6%
161,848	Bristol-Myers Squibb Co.	7,909,512
12,897	Johnson & Johnson	2,049,333
288,447	Pfizer, Inc.	7,811,145
		17,769,990
	Professional Services — 0.7%
31,990	Jacobs Solutions, Inc.	4,311,292
67,946	SS&C Technologies Holdings, Inc.	4,146,065
		8,457,357
	Residential REITs — 0.4%
67,890	Equity Residential	4,086,299
	Semiconductors & Semiconductor Equipment — 1.2%
28,709	QUALCOMM, Inc.	4,263,574
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
73,870	Skyworks Solutions, Inc.	$7,716,460
18,627	Teradyne, Inc.	1,799,182
		13,779,216
	Specialized REITs — 0.3%
15,021	Digital Realty Trust, Inc.	2,109,850
58,138	Weyerhaeuser Co.	1,905,182
		4,015,032
	Specialty Retail — 1.2%
77,471	Best Buy Co., Inc.	5,615,873
26,341	CarMax, Inc. (a)	1,874,952
5,833	Home Depot (The), Inc.	2,058,816
18,657	Lowe’s Cos., Inc.	3,970,956
		13,520,597
	Technology Hardware, Storage & Peripherals — 1.3%
611,337	Hewlett Packard Enterprise Co.	9,347,342
201,542	HP, Inc.	5,786,271
		15,133,613
	Textiles, Apparel & Luxury Goods — 0.2%
18,619	NIKE, Inc., Class B	1,890,387
	Wireless Telecommunication Services — 0.5%
37,825	T-Mobile US, Inc.	6,098,525
	Total Common Stocks	1,140,763,227
	(Cost $1,074,139,986)
MONEY MARKET FUNDS — 0.2%
2,104,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	2,104,828
	(Cost $2,104,828)

	Total Investments — 100.1%	1,142,868,055
	(Cost $1,076,244,814)
	Net Other Assets and Liabilities — (0.1)%	(1,101,154)
	Net Assets — 100.0%	$1,141,766,901

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,140,763,227	$ 1,140,763,227	$ —	$ —
Money Market Funds	2,104,828	2,104,828	—	—
Total Investments	$1,142,868,055	$1,142,868,055	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.4%
35,880	Axon Enterprise, Inc. (a)	$8,936,273
35,558	Boeing (The) Co. (a)	7,504,160
20,726	HEICO Corp.	3,722,182
137,012	Howmet Aerospace, Inc.	7,708,295
7,330	TransDigm Group, Inc.	8,009,345
		35,880,255
	Automobiles — 0.3%
14,921	Tesla, Inc. (a)	2,794,554
	Banks — 0.9%
6,533	First Citizens BancShares, Inc., Class A	9,864,830
	Beverages — 0.2%
31,332	Monster Beverage Corp. (a)	1,723,887
	Biotechnology — 1.2%
12,872	Amgen, Inc.	4,045,155
50,117	Exact Sciences Corp. (a)	3,277,652
13,308	Vertex Pharmaceuticals, Inc. (a)	5,767,421
		13,090,228
	Broadline Retail — 0.2%
111,487	Coupang, Inc. (a)	1,560,818
	Building Products — 3.4%
55,522	Builders FirstSource, Inc. (a)	9,645,837
20,711	Lennox International, Inc.	8,867,622
110,705	Masco Corp.	7,449,339
38,002	Trane Technologies PLC	9,578,404
		35,541,202
	Capital Markets — 5.7%
19,523	Ameriprise Financial, Inc.	7,552,082
45,534	Ares Management Corp., Class A	5,531,470
178,075	Bank of New York Mellon (The) Corp.	9,876,040
30,325	Cboe Global Markets, Inc.	5,575,251
8,571	CME Group, Inc.	1,764,255
7,771	FactSet Research Systems, Inc.	3,698,374
16,289	LPL Financial Holdings, Inc.	3,896,166
9,492	Moody’s Corp.	3,721,244
6,555	MSCI, Inc.	3,923,954
109,845	Northern Trust Corp.	8,748,056
12,292	S&P Global, Inc.	5,511,118
		59,798,010
	Chemicals — 1.5%
12,492	Albemarle Corp.	1,433,332
27,300	Ecolab, Inc.	5,411,406
4,394	Linde PLC	1,778,823
23,772	Sherwin-Williams (The) Co.	7,235,721
		15,859,282
Shares	Description	Value

	Commercial Services & Supplies — 2.8%
12,303	Cintas Corp.	$7,438,025
110,509	Copart, Inc. (a)	5,308,852
44,964	Republic Services, Inc.	7,694,240
123,998	Rollins, Inc.	5,370,353
20,701	Waste Management, Inc.	3,842,727
		29,654,197
	Communications Equipment — 1.7%
39,355	Arista Networks, Inc. (a)	10,180,351
35,728	Cisco Systems, Inc.	1,792,831
17,295	Motorola Solutions, Inc.	5,525,753
		17,498,935
	Construction & Engineering — 0.8%
42,950	Quanta Services, Inc.	8,334,448
	Construction Materials — 1.1%
14,862	Martin Marietta Materials, Inc.	7,556,138
16,332	Vulcan Materials Co.	3,691,195
		11,247,333
	Electric Utilities — 0.3%
205,631	PG&E Corp.	3,468,995
	Electrical Equipment — 1.5%
10,946	AMETEK, Inc.	1,773,799
30,792	Eaton Corp. PLC	7,577,296
11,272	Hubbell, Inc.	3,782,545
11,943	Rockwell Automation, Inc.	3,024,923
		16,158,563
	Electronic Equipment, Instruments & Components — 1.5%
54,625	Amphenol Corp., Class A	5,522,587
58,203	Jabil, Inc.	7,292,254
11,345	Keysight Technologies, Inc. (a)	1,738,735
4,045	Teledyne Technologies, Inc. (a)	1,692,711
		16,246,287
	Energy Equipment & Services — 0.7%
102,561	Halliburton Co.	3,656,299
71,244	Schlumberger N.V.	3,469,583
		7,125,882
	Entertainment — 3.4%
13,193	Electronic Arts, Inc.	1,815,093
79,220	Live Nation Entertainment, Inc. (a)	7,038,697
15,230	Netflix, Inc. (a)	8,591,395
162,185	ROBLOX Corp., Class A (a)	6,294,400
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
46,070	Take-Two Interactive Software, Inc. (a)	$7,598,325
475,830	Warner Bros Discovery, Inc. (a)	4,767,817
		36,105,727
	Financial Services — 3.0%
99,462	Apollo Global Management, Inc.	9,985,985
55,820	Fiserv, Inc. (a)	7,919,183
26,238	FleetCor Technologies, Inc. (a)	7,607,183
4,233	Mastercard, Inc., Class A	1,901,591
14,241	Visa, Inc., Class A	3,891,496
		31,305,438
	Food Products — 0.5%
50,095	Lamb Weston Holdings, Inc.	5,131,732
	Ground Transportation — 1.6%
52,061	CSX Corp.	1,858,578
150,541	Uber Technologies, Inc. (a)	9,825,811
22,045	Union Pacific Corp.	5,377,437
		17,061,826
	Health Care Equipment & Supplies — 1.7%
64,132	Boston Scientific Corp. (a)	4,056,990
29,878	Dexcom, Inc. (a)	3,625,695
9,756	IDEXX Laboratories, Inc. (a)	5,025,120
8,318	Insulet Corp. (a)	1,587,657
5,349	Intuitive Surgical, Inc. (a)	2,023,099
6,027	Stryker Corp.	2,021,938
		18,340,499
	Health Care Providers & Services — 0.4%
13,697	HCA Healthcare, Inc.	4,176,215
	Health Care REITs — 0.2%
20,016	Welltower, Inc.	1,731,584
	Hotel & Resort REITs — 0.9%
476,055	Host Hotels & Resorts, Inc.	9,149,777
	Hotels, Restaurants & Leisure — 10.9%
27,234	Airbnb, Inc., Class A (a)	3,925,509
2,613	Booking Holdings, Inc. (a)	9,165,019
499,936	Carnival Corp. (a)	8,288,939
3,241	Chipotle Mexican Grill, Inc. (a)	7,806,823
32,957	Darden Restaurants, Inc.	5,358,149
13,136	Domino’s Pizza, Inc.	5,598,826
93,729	DoorDash, Inc., Class A (a)	9,766,562
262,946	DraftKings, Inc., Class A (a)	10,268,041
61,064	Expedia Group, Inc. (a)	9,057,623
50,903	Hilton Worldwide Holdings, Inc.	9,720,437
75,341	Las Vegas Sands Corp.	3,685,682
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
41,102	Marriott International, Inc., Class A	$9,853,382
6,087	McDonald’s Corp.	1,781,787
207,448	MGM Resorts International (a)	8,997,020
71,580	Royal Caribbean Cruises Ltd. (a)	9,126,450
18,800	Starbucks Corp.	1,748,964
		114,149,213
	Household Durables — 1.4%
773	NVR, Inc. (a)	5,469,199
89,798	PulteGroup, Inc.	9,389,279
		14,858,478
	Industrial Conglomerates — 0.7%
58,098	General Electric Co.	7,693,337
	Industrial REITs — 0.3%
27,814	Prologis, Inc.	3,523,756
	Insurance — 1.1%
49,920	Arch Capital Group Ltd. (a)	4,114,905
8,027	Arthur J. Gallagher & Co.	1,863,548
52,137	Brown & Brown, Inc.	4,043,746
9,527	Marsh & McLennan Cos., Inc.	1,846,714
		11,868,913
	Interactive Media & Services — 3.0%
38,763	Alphabet, Inc., Class A (a)	5,430,696
26,185	Meta Platforms, Inc., Class A (a)	10,215,816
200,191	Pinterest, Inc., Class A (a)	7,501,157
547,479	Snap, Inc., Class A (a)	8,699,441
		31,847,110
	IT Services — 3.5%
15,431	Accenture PLC, Class A	5,615,032
111,323	Cloudflare, Inc., Class A (a)	8,800,083
20,546	Gartner, Inc. (a)	9,398,562
13,243	MongoDB, Inc. (a)	5,304,087
37,261	Snowflake, Inc., Class A (a)	7,289,742
		36,407,506
	Life Sciences Tools & Services — 1.0%
26,668	Agilent Technologies, Inc.	3,469,507
16,023	IQVIA Holdings, Inc. (a)	3,336,469
11,262	Waters Corp. (a)	3,578,050
		10,384,026
	Machinery — 4.6%
25,078	Caterpillar, Inc.	7,531,174
9,271	Deere & Co.	3,648,880
42,732	Graco, Inc.	3,645,040
14,153	Illinois Tool Works, Inc.	3,692,518
119,844	Ingersoll Rand, Inc.	9,570,742
6,832	Nordson Corp.	1,719,751
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
20,174	Otis Worldwide Corp.	$1,784,189
94,919	PACCAR, Inc.	9,528,918
16,096	Parker-Hannifin Corp.	7,476,592
		48,597,804
	Oil, Gas & Consumable Fuels — 0.7%
10,573	Cheniere Energy, Inc.	1,733,866
25,705	ONEOK, Inc.	1,754,366
42,679	Targa Resources Corp.	3,626,008
		7,114,240
	Passenger Airlines — 0.9%
134,600	Delta Air Lines, Inc.	5,268,244
89,858	United Airlines Holdings, Inc. (a)	3,718,324
		8,986,568
	Pharmaceuticals — 0.9%
9,289	Eli Lilly & Co.	5,997,071
18,785	Zoetis, Inc.	3,528,011
		9,525,082
	Professional Services — 0.9%
26,318	Broadridge Financial Solutions, Inc.	5,374,135
14,993	Equifax, Inc.	3,663,390
		9,037,525
	Residential REITs — 0.5%
50,194	American Homes 4 Rent, Class A	1,759,300
7,281	Essex Property Trust, Inc.	1,698,439
52,915	Invitation Homes, Inc.	1,742,491
		5,200,230
	Retail REITs — 0.5%
37,962	Simon Property Group, Inc.	5,261,913
	Semiconductors & Semiconductor Equipment — 6.4%
50,303	Advanced Micro Devices, Inc. (a)	8,435,310
9,090	Analog Devices, Inc.	1,748,552
33,412	Applied Materials, Inc.	5,489,592
6,643	Broadcom, Inc.	7,838,740
10,477	First Solar, Inc. (a)	1,532,785
9,316	KLA Corp.	5,534,077
9,467	Lam Research Corp.	7,811,884
29,927	Marvell Technology, Inc.	2,026,058
60,045	Microchip Technology, Inc.	5,114,633
11,756	Monolithic Power Systems, Inc.	7,085,576
14,974	NVIDIA Corp.	9,213,053
23,575	NXP Semiconductors N.V.	4,964,188
		66,794,448
Shares	Description	Value

	Software — 13.1%
12,428	Adobe, Inc. (a)	$7,677,770
14,922	ANSYS, Inc. (a)	4,891,879
22,239	Autodesk, Inc. (a)	5,644,481
19,882	Cadence Design Systems, Inc. (a)	5,735,162
36,302	Crowdstrike Holdings, Inc., Class A (a)	10,618,335
76,362	Datadog, Inc., Class A (a)	9,502,487
99,012	Dynatrace, Inc. (a)	5,643,684
7,962	Fair Isaac Corp. (a)	9,545,084
12,773	HubSpot, Inc. (a)	7,804,303
11,863	Intuit, Inc.	7,489,468
14,400	Microsoft Corp.	5,725,152
215,931	Palantir Technologies, Inc., Class A (a)	3,474,330
25,146	Palo Alto Networks, Inc. (a)	8,512,172
30,950	PTC, Inc. (a)	5,591,118
3,312	Roper Technologies, Inc.	1,778,544
13,120	ServiceNow, Inc. (a)	10,042,048
10,517	Synopsys, Inc. (a)	5,609,242
132,426	Unity Software, Inc. (a)	4,290,602
26,860	Workday, Inc., Class A (a)	7,818,140
41,836	Zscaler, Inc. (a)	9,859,490
		137,253,491
	Specialized REITs — 1.5%
15,669	Crown Castle, Inc.	1,696,169
2,241	Equinix, Inc.	1,859,515
105,961	Iron Mountain, Inc.	7,154,487
5,917	Public Storage	1,675,635
7,115	SBA Communications Corp.	1,592,764
56,618	VICI Properties, Inc.	1,705,334
		15,683,904
	Specialty Retail — 2.9%
1,435	AutoZone, Inc. (a)	3,963,656
3,903	O’Reilly Automotive, Inc. (a)	3,992,964
53,581	Ross Stores, Inc.	7,516,343
57,722	TJX (The) Cos., Inc.	5,478,395
8,395	Tractor Supply Co.	1,885,517
15,132	Ulta Beauty, Inc. (a)	7,597,021
		30,433,896
	Technology Hardware, Storage & Peripherals — 2.3%
9,375	Apple, Inc.	1,728,750
61,422	NetApp, Inc.	5,355,998
32,606	Super Micro Computer, Inc. (a)	17,268,464
		24,353,212
	Textiles, Apparel & Luxury Goods — 1.0%
13,867	Deckers Outdoor Corp. (a)	10,451,974
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.9%
83,603	Fastenal Co.	$5,704,233
16,164	United Rentals, Inc.	10,108,966
8,949	W.W. Grainger, Inc.	8,015,082
17,306	Watsco, Inc.	6,766,300
		30,594,581
	Total Common Stocks	1,048,871,711
	(Cost $847,447,282)
MONEY MARKET FUNDS — 0.1%
1,359,569	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (b)	1,359,569
	(Cost $1,359,569)

	Total Investments — 100.0%	1,050,231,280
	(Cost $848,806,851)
	Net Other Assets and Liabilities — (0.0)%	(359,265)
	Net Assets — 100.0%	$1,049,872,015

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,048,871,711	$ 1,048,871,711	$ —	$ —
Money Market Funds	1,359,569	1,359,569	—	—
Total Investments	$1,050,231,280	$1,050,231,280	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.3%
1,108	General Dynamics Corp.	$293,609
273	Huntington Ingalls Industries, Inc.	70,685
1,367	L3Harris Technologies, Inc.	284,910
635	Lockheed Martin Corp.	272,675
898	Northrop Grumman Corp.	401,191
1,665	RTX Corp.	151,715
7,157	Textron, Inc.	606,269
		2,081,054
	Air Freight & Logistics — 0.9%
11,629	Air Transport Services Group, Inc. (a)	180,133
1,101	Expeditors International of Washington, Inc.	139,089
2,276	FedEx Corp.	549,176
3,564	Hub Group, Inc., Class A (a)	161,378
2,674	United Parcel Service, Inc., Class B	379,441
		1,409,217
	Automobile Components — 1.3%
5,857	Adient PLC (a)	203,296
13,683	American Axle & Manufacturing Holdings, Inc. (a)	110,695
8,019	Aptiv PLC (a)	652,185
7,921	BorgWarner, Inc.	268,522
5,607	Dana, Inc.	76,031
482	Dorman Products, Inc. (a)	39,240
4,347	Gentex Corp.	144,016
14,873	Goodyear Tire & Rubber (The) Co. (a)	207,330
2,011	Lear Corp.	267,262
1,202	Patrick Industries, Inc.	120,669
		2,089,246
	Automobiles — 1.3%
59,025	Ford Motor Co.	691,773
20,031	General Motors Co.	777,203
7,708	Harley-Davidson, Inc.	250,125
1,201	Thor Industries, Inc.	135,737
2,248	Winnebago Industries, Inc.	147,738
		2,002,576
	Banks — 10.9%
1,491	1st Source Corp.	77,935
2,273	Ameris Bancorp	112,832
7,659	Associated Banc-Corp.	160,916
2,241	Atlantic Union Bankshares Corp.	76,553
2,208	Axos Financial, Inc. (a)	122,389
17,096	Bank of America Corp.	581,435
4,274	Bank OZK	192,800
Shares	Description	Value

	Banks (Continued)
3,717	BankUnited, Inc.	$105,042
2,251	Banner Corp.	104,852
2,486	BOK Financial Corp.	208,426
4,798	Cadence Bank	127,723
2,705	Cathay General Bancorp	111,365
11,190	Citigroup, Inc.	628,542
17,369	Citizens Financial Group, Inc.	567,966
5,322	Columbia Banking System, Inc.	107,292
3,816	Comerica, Inc.	200,645
771	Community Bank System, Inc.	35,289
654	Cullen/Frost Bankers, Inc.	69,402
2,092	Customers Bancorp, Inc. (a)	111,796
4,057	CVB Financial Corp.	68,036
2,960	East West Bancorp, Inc.	215,518
2,830	Eastern Bankshares, Inc.	39,507
3,670	Enterprise Financial Services Corp.	152,782
20,622	F.N.B. Corp.	271,798
1,008	FB Financial Corp.	37,548
12,188	Fifth Third Bancorp	417,317
2,213	First Bancorp	76,481
4,980	First BanCorp	83,066
4,858	First Busey Corp.	114,357
7,808	First Commonwealth Financial Corp.	109,390
8,623	First Financial Bancorp	193,328
3,584	First Hawaiian, Inc.	77,737
20,055	First Horizon Corp.	285,583
3,920	First Interstate BancSystem, Inc., Class A	107,878
4,418	First Merchants Corp.	149,373
7,324	Fulton Financial Corp.	114,181
4,383	Hancock Whitney Corp.	197,717
4,356	Heartland Financial USA, Inc.	154,507
1,141	Hilltop Holdings, Inc.	35,930
5,605	Home BancShares, Inc.	131,381
9,980	Hope Bancorp, Inc.	110,578
45,253	Huntington Bancshares, Inc.	576,071
1,832	Independent Bank Corp.	102,757
790	Independent Bank Group, Inc.	38,197
3,015	International Bancshares Corp.	159,373
2,472	JPMorgan Chase & Co.	431,018
9,861	KeyCorp	143,280
4,199	M&T Bank Corp.	579,882
3,242	National Bank Holdings Corp., Class A	113,470
959	NBT Bancorp, Inc.	34,112
34,699	New York Community Bancorp, Inc.	224,503
500	Nicolet Bankshares, Inc.	38,885
9,659	Northwest Bancshares, Inc.	119,482
11,796	OceanFirst Financial Corp.	203,245
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
3,217	OFG Bancorp	$118,289
16,813	Old National Bancorp	276,910
4,141	Pacific Premier Bancorp, Inc.	105,057
303	Park National Corp.	39,596
2,277	Pathward Financial, Inc.	117,903
2,441	Pinnacle Financial Partners, Inc.	215,736
2,715	PNC Financial Services Group (The), Inc.	410,535
2,595	Popular, Inc.	221,743
2,096	Prosperity Bancshares, Inc.	133,955
9,086	Provident Financial Services, Inc.	150,373
29,702	Regions Financial Corp.	554,536
3,580	Renasant Corp.	113,235
4,902	S&T Bancorp, Inc.	163,433
1,412	Seacoast Banking Corp. of Florida	34,679
603	ServisFirst Bancshares, Inc.	40,485
8,258	Simmons First National Corp., Class A	156,985
1,681	SouthState Corp.	139,691
4,330	Stellar Bancorp, Inc.	108,380
780	Stock Yards Bancorp, Inc.	38,782
5,657	Synovus Financial Corp.	213,043
2,535	Texas Capital Bancshares, Inc. (a)	154,635
2,753	TowneBank	77,387
1,907	TriCo Bancshares	69,319
15,591	Truist Financial Corp.	577,802
2,938	Trustmark Corp.	79,297
9,712	U.S. Bancorp	403,436
980	UMB Financial Corp.	80,850
3,781	United Bankshares, Inc.	135,549
2,800	United Community Banks, Inc.	76,552
26,148	Valley National Bancorp	251,544
7,040	Veritex Holdings, Inc.	147,910
4,971	WaFd, Inc.	144,358
4,196	Webster Financial Corp.	207,618
11,695	Wells Fargo & Co.	586,855
3,843	WesBanco, Inc.	112,754
1,453	Westamerica BanCorp	69,337
3,237	Western Alliance Bancorp	207,039
3,061	Wintrust Financial Corp.	296,856
2,625	WSFS Financial Corp.	116,839
4,855	Zions Bancorp N.A.	203,424
		16,964,175
	Beverages — 0.5%
16,632	Duckhorn Portfolio (The), Inc. (a)	143,534
Shares	Description	Value

	Beverages (Continued)
8,637	Keurig Dr Pepper, Inc.	$271,547
6,868	Molson Coors Beverage Co., Class B	424,374
		839,455
	Biotechnology — 0.3%
2,232	Incyte Corp. (a)	131,175
328	Regeneron Pharmaceuticals, Inc. (a)	309,232
		440,407
	Broadline Retail — 0.6%
704	Dillard’s, Inc., Class A	272,638
5,713	Kohl’s Corp.	147,167
17,643	Macy’s, Inc.	322,690
7,695	Nordstrom, Inc.	139,664
935	Ollie’s Bargain Outlet Holdings, Inc. (a)	67,255
		949,414
	Building Products — 1.1%
2,205	American Woodmark Corp. (a)	201,272
833	Armstrong World Industries, Inc.	82,642
2,075	AZZ, Inc.	129,584
922	Carlisle Cos., Inc.	289,748
932	Fortune Brands Innovations, Inc.	72,314
8,677	JELD-WEN Holding, Inc. (a)	161,392
4,993	Johnson Controls International PLC	263,081
11,032	Masterbrand, Inc. (a)	155,220
8,705	Resideo Technologies, Inc. (a)	145,983
1,697	UFP Industries, Inc.	192,525
		1,693,761
	Capital Markets — 3.0%
2,344	Affiliated Managers Group, Inc.	348,881
910	Artisan Partners Asset Management, Inc., Class A	38,129
173	BlackRock, Inc.	133,956
1,313	Donnelley Financial Solutions, Inc. (a)	81,563
415	Evercore, Inc., Class A	71,268
3,560	Federated Hermes, Inc.	124,458
19,323	Franklin Resources, Inc.	514,571
1,089	Goldman Sachs Group (The), Inc.	418,187
10,849	Golub Capital BDC, Inc.	165,556
592	Houlihan Lokey, Inc.	70,910
15,918	Invesco Ltd.	251,982
3,513	Jefferies Financial Group, Inc.	143,190
3,087	Morgan Stanley	269,310
394	PJT Partners, Inc., Class A	37,891
2,581	Raymond James Financial, Inc.	284,374
2,235	SEI Investments Co.	141,341
7,431	State Street Corp.	548,928
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,027	Stifel Financial Corp.	$74,920
1,110	StoneX Group, Inc. (a)	72,982
5,346	T. Rowe Price Group, Inc.	579,774
3,501	Victory Capital Holdings, Inc., Class A	118,089
1,984	Virtu Financial, Inc., Class A	33,311
499	Virtus Investment Partners, Inc.	117,819
		4,641,390
	Chemicals — 4.3%
6,835	AdvanSix, Inc.	173,472
2,526	Ashland, Inc.	236,484
2,551	Cabot Corp.	183,927
4,631	Celanese Corp.	677,469
9,050	CF Industries Holdings, Inc.	683,366
6,006	Corteva, Inc.	273,153
7,665	Dow, Inc.	410,844
9,353	DuPont de Nemours, Inc.	578,015
1,580	Eastman Chemical Co.	132,009
12,339	Ecovyst, Inc. (a)	114,259
2,252	FMC Corp.	126,562
872	H.B. Fuller Co.	66,071
5,650	Huntsman Corp.	138,651
2,553	Ingevity Corp. (a)	111,209
326	Innospec, Inc.	37,852
1,731	International Flavors & Fragrances, Inc.	139,657
6,054	LyondellBasell Industries N.V., Class A	569,803
1,149	Minerals Technologies, Inc.	75,087
20,138	Mosaic (The) Co.	618,438
5,264	Olin Corp.	274,097
4,348	Orion S.A.	97,395
937	PPG Industries, Inc.	132,155
1,241	Sensient Technologies Corp.	76,979
867	Stepan Co.	77,397
5,141	Westlake Corp.	711,257
		6,715,608
	Commercial Services & Supplies — 0.3%
3,655	ABM Industries, Inc.	149,088
1,396	Brady Corp., Class A	84,081
961	HNI Corp.	39,132
3,070	MillerKnoll, Inc.	81,631
448	UniFirst Corp.	75,900
		429,832
	Communications Equipment — 0.2%
1,578	Ciena Corp. (a)	83,634
Shares	Description	Value

	Communications Equipment (Continued)
396	F5, Inc. (a)	$72,745
7,464	NetScout Systems, Inc. (a)	160,551
		316,930
	Construction & Engineering — 0.3%
1,269	Ameresco, Inc., Class A (a)	25,926
790	Granite Construction, Inc.	35,637
14,342	MDU Resources Group, Inc.	279,812
4,933	Primoris Services Corp.	161,802
		503,177
	Construction Materials — 0.2%
607	Knife River Corp. (a)	39,753
7,384	Summit Materials, Inc., Class A (a)	267,153
		306,906
	Consumer Finance — 2.2%
8,132	Ally Financial, Inc.	298,282
6,217	Bread Financial Holdings, Inc.	225,491
5,487	Capital One Financial Corp.	742,501
5,121	Discover Financial Services	540,368
792	Encore Capital Group, Inc. (a)	39,663
3,699	Enova International, Inc. (a)	201,336
8,798	Navient Corp.	151,501
928	Nelnet, Inc., Class A	80,857
4,328	OneMain Holdings, Inc.	206,013
5,301	PROG Holdings, Inc. (a)	162,423
18,840	Synchrony Financial	732,311
		3,380,746
	Consumer Staples Distribution & Retail — 1.8%
1,423	Andersons (The), Inc.	75,006
1,065	BJ’s Wholesale Club Holdings, Inc. (a)	68,522
516	Casey’s General Stores, Inc.	140,022
2,117	Dollar General Corp.	279,592
986	Dollar Tree, Inc. (a)	128,791
1,491	Grocery Outlet Holding Corp. (a)	36,947
2,371	Ingles Markets, Inc., Class A	199,757
9,196	Kroger (The) Co.	424,303
2,951	Sprouts Farmers Market, Inc. (a)	148,642
3,936	Sysco Corp.	318,540
2,952	Target Corp.	410,564
10,094	United Natural Foods, Inc. (a)	150,502
1,563	US Foods Holding Corp. (a)	71,914
888	Walmart, Inc.	146,742
3,202	Weis Markets, Inc.	194,522
		2,794,366
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 1.4%
574	AptarGroup, Inc.	$74,551
3,160	Berry Global Group, Inc.	206,854
5,412	Greif, Inc., Class A	338,845
7,855	International Paper Co.	281,445
21,670	O-I Glass, Inc. (a)	315,515
2,580	Packaging Corp. of America	427,970
2,932	Pactiv Evergreen, Inc.	42,807
1,944	Sealed Air Corp.	67,165
3,137	Silgan Holdings, Inc.	144,114
5,083	Sonoco Products Co.	289,223
		2,188,489
	Distributors — 0.7%
3,035	Genuine Parts Co.	425,598
12,044	LKQ Corp.	562,093
351	Pool Corp.	130,309
		1,118,000
	Diversified Consumer Services — 0.5%
31,228	ADT, Inc.	203,919
2,045	Adtalem Global Education, Inc. (a)	103,232
7,211	Chegg, Inc. (a)	71,028
235	Graham Holdings Co., Class B	169,294
886	Strategic Education, Inc.	83,337
2,030	Stride, Inc. (a)	121,698
		752,508
	Diversified REITs — 0.6%
7,278	American Assets Trust, Inc.	163,245
9,514	Broadstone Net Lease, Inc.	152,890
8,881	WP Carey, Inc.	550,267
		866,402
	Diversified Telecommunication Services — 0.9%
8,350	AT&T, Inc.	147,712
11,207	Frontier Communications Parent, Inc. (a)	276,028
27,901	Liberty Latin America Ltd., Class C (a)	198,655
19,086	Verizon Communications, Inc.	808,292
		1,430,687
	Electric Utilities — 4.5%
3,348	ALLETE, Inc.	197,900
8,194	Alliant Energy Corp.	398,720
7,087	American Electric Power Co., Inc.	553,778
2,462	Constellation Energy Corp.	300,364
2,966	Duke Energy Corp.	284,232
5,880	Edison International	396,782
Shares	Description	Value

	Electric Utilities (Continued)
5,688	Entergy Corp.	$567,435
13,784	Evergy, Inc.	699,814
6,811	Eversource Energy	369,292
16,034	Exelon Corp.	558,144
3,822	FirstEnergy Corp.	140,191
25,015	Hawaiian Electric Industries, Inc.	324,445
1,444	IDACORP, Inc.	133,686
6,097	OGE Energy Corp.	202,664
3,953	Pinnacle West Capital Corp.	272,362
6,552	Portland General Electric Co.	268,173
21,240	PPL Corp.	556,488
4,105	Southern (The) Co.	285,380
9,297	Xcel Energy, Inc.	556,611
		7,066,461
	Electrical Equipment — 0.3%
693	Acuity Brands, Inc.	165,045
959	Encore Wire Corp.	216,255
18,349	GrafTech International Ltd.	24,404
894	Vicor Corp. (a)	33,677
		439,381
	Electronic Equipment, Instruments & Components — 1.6%
2,903	Arrow Electronics, Inc. (a)	322,669
7,043	Avnet, Inc.	319,048
4,602	Corning, Inc.	149,519
2,120	Crane NXT Co.	123,554
1,026	ePlus, Inc. (a)	77,504
1,768	Methode Electronics, Inc.	36,704
1,218	PC Connection, Inc.	78,573
372	Plexus Corp. (a)	35,236
620	Rogers Corp. (a)	71,467
6,909	Sanmina Corp. (a)	413,296
1,979	TD SYNNEX Corp.	197,860
2,048	TE Connectivity Ltd.	291,205
2,542	TTM Technologies, Inc. (a)	35,359
14,809	Vishay Intertechnology, Inc.	321,800
		2,473,794
	Energy Equipment & Services — 1.2%
12,298	Baker Hughes Co.	350,493
9,800	Helmerich & Payne, Inc.	394,548
11,290	Liberty Energy, Inc.	234,719
10,502	NOV, Inc.	204,894
18,962	Patterson-UTI Energy, Inc.	210,289
24,438	ProPetro Holding Corp. (a)	206,746
28,130	RPC, Inc.	205,630
		1,807,319
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.2%
6,030	Sphere Entertainment Co. (a)	$213,341
1,552	Walt Disney (The) Co.	149,070
		362,411
	Financial Services — 2.5%
2,018	Berkshire Hathaway, Inc., Class B (a)	774,387
6,555	Corebridge Financial, Inc.	158,434
6,731	Essent Group Ltd.	371,282
3,310	Global Payments, Inc.	440,991
3,999	Jackson Financial, Inc., Class A	200,230
2,831	Merchants Bancorp	123,828
18,401	MGIC Investment Corp.	365,076
4,361	Mr. Cooper Group, Inc. (a)	293,757
6,900	NMI Holdings, Inc., Class A (a)	220,248
4,687	PayPal Holdings, Inc. (a)	287,548
803	PennyMac Financial Services, Inc.	70,038
12,433	Radian Group, Inc.	360,308
738	Walker & Dunlop, Inc.	71,284
17,867	Western Union (The) Co.	224,588
		3,961,999
	Food Products — 3.2%
9,963	Archer-Daniels-Midland Co.	553,743
3,568	Cal-Maine Foods, Inc.	197,739
9,724	Campbell Soup Co.	433,982
25,106	Conagra Brands, Inc.	731,840
5,698	Darling Ingredients, Inc. (a)	246,723
7,802	Fresh Del Monte Produce, Inc.	191,773
6,453	General Mills, Inc.	418,864
13,091	Hormel Foods Corp.	397,574
2,506	Kellanova	137,229
15,565	Kraft Heinz (The) Co.	577,928
3,973	Mondelez International, Inc., Class A	299,048
2,419	Post Holdings, Inc. (a)	224,652
100	Seaboard Corp.	360,300
2,908	TreeHouse Foods, Inc. (a)	122,427
2,606	Tyson Foods, Inc., Class A	142,705
		5,036,527
	Gas Utilities — 1.1%
4,967	Atmos Energy Corp.	565,940
7,075	National Fuel Gas Co.	333,657
3,185	New Jersey Resources Corp.	130,043
5,259	Northwest Natural Holding Co.	193,847
4,456	ONE Gas, Inc.	273,465
2,628	Spire, Inc.	149,192
		1,646,144
Shares	Description	Value

	Ground Transportation — 1.4%
681	ArcBest Corp.	$81,128
11,489	Heartland Express, Inc.	148,783
34,164	Hertz Global Holdings, Inc. (a)	285,269
1,441	J.B. Hunt Transport Services, Inc.	289,612
4,926	Knight-Swift Transportation Holdings, Inc.	282,654
5,746	Marten Transport Ltd.	106,301
593	Norfolk Southern Corp.	139,497
2,468	Ryder System, Inc.	280,291
8,047	Schneider National, Inc., Class B	197,312
3,023	U-Haul Holding Co.	193,079
3,867	Werner Enterprises, Inc.	152,940
		2,156,866
	Health Care Equipment & Supplies — 1.1%
718	Enovis Corp. (a)	42,147
8,852	Envista Holdings Corp. (a)	208,022
3,722	GE HealthCare Technologies, Inc.	273,046
1,333	Globus Medical, Inc., Class A (a)	70,369
2,135	ICU Medical, Inc. (a)	195,416
405	Integer Holdings Corp. (a)	41,035
1,630	Integra LifeSciences Holdings Corp. (a)	65,444
3,494	Medtronic PLC	305,865
1,927	QuidelOrtho Corp. (a)	132,019
637	STERIS PLC	139,471
285	Teleflex, Inc.	69,206
1,151	Zimmer Biomet Holdings, Inc.	144,566
		1,686,606
	Health Care Providers & Services — 2.9%
5,513	AdaptHealth Corp. (a)	39,804
432	Addus HomeCare Corp. (a)	37,411
7,757	Centene Corp. (a)	584,180
1,404	Cigna Group (The)	422,534
9,113	CVS Health Corp.	677,734
677	DaVita, Inc. (a)	73,224
610	Elevance Health, Inc.	300,998
1,064	Encompass Health Corp.	75,586
1,390	Fulgent Genetics, Inc. (a)	34,180
938	Henry Schein, Inc. (a)	70,200
629	Humana, Inc.	237,800
1,266	Laboratory Corp. of America Holdings	281,432
388	Molina Healthcare, Inc. (a)	138,299
2,085	Owens & Minor, Inc. (a)	41,095
4,238	Patterson Cos., Inc.	126,547
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
22,020	Pediatrix Medical Group, Inc. (a)	$206,107
9,159	Premier, Inc., Class A	198,017
3,049	Quest Diagnostics, Inc.	391,583
6,042	Select Medical Holdings Corp.	157,032
939	Tenet Healthcare Corp. (a)	77,693
267	UnitedHealth Group, Inc.	136,635
1,863	Universal Health Services, Inc., Class B	295,863
		4,603,954
	Health Care REITs — 0.4%
4,121	Healthcare Realty Trust, Inc.	66,389
3,586	Healthpeak Properties, Inc.	66,341
2,551	LTC Properties, Inc.	79,515
57,835	Medical Properties Trust, Inc. (b)	179,289
1,466	National Health Investors, Inc.	77,962
2,811	Ventas, Inc.	130,402
		599,898
	Hotel & Resort REITs — 0.4%
12,822	Apple Hospitality REIT, Inc.	205,921
5,126	Pebblebrook Hotel Trust	78,018
17,473	RLJ Lodging Trust	202,337
12,029	Xenia Hotels & Resorts, Inc.	160,347
		646,623
	Hotels, Restaurants & Leisure — 0.7%
8,966	Caesars Entertainment, Inc. (a)	393,338
1,063	Cracker Barrel Old Country Store, Inc.	82,223
5,129	Golden Entertainment, Inc.	196,851
3,345	Marriott Vacations Worldwide Corp.	280,612
8,185	Penn Entertainment, Inc. (a)	184,572
		1,137,596
	Household Durables — 3.1%
1,797	Century Communities, Inc.	155,800
4,735	D.R. Horton, Inc.	676,679
2,239	Garmin Ltd.	267,538
678	Helen of Troy Ltd. (a)	77,631
5,683	KB Home	338,650
5,547	La-Z-Boy, Inc.	193,091
5,426	Leggett & Platt, Inc.	125,937
4,827	Lennar Corp., Class A	723,326
615	LGI Homes, Inc. (a)	72,576
5,140	M.D.C. Holdings, Inc.	321,661
1,487	M/I Homes, Inc. (a)	189,473
2,037	Meritage Homes Corp.	337,348
1,912	Skyline Champion Corp. (a)	130,934
6,654	Taylor Morrison Home Corp. (a)	346,940
Shares	Description	Value

	Household Durables (Continued)
3,454	Toll Brothers, Inc.	$343,155
5,785	Tri Pointe Homes, Inc. (a)	199,756
4,935	Worthington Enterprises, Inc.	281,492
		4,781,987
	Household Products — 0.3%
2,737	Central Garden & Pet Co., Class A (a)	112,983
1,153	Kimberly-Clark Corp.	139,478
2,645	Reynolds Consumer Products, Inc.	71,865
2,567	Spectrum Brands Holdings, Inc.	201,818
		526,144
	Independent Power and Renewable Electricity Producers — 0.2%
1,465	Clearway Energy, Inc., Class C	35,511
5,529	Vistra Corp.	226,855
		262,366
	Industrial Conglomerates — 0.1%
668	Honeywell International, Inc.	135,110
	Industrial REITs — 0.1%
1,196	Innovative Industrial Properties, Inc.	111,503
8,258	LXP Industrial Trust	75,065
		186,568
	Insurance — 5.4%
5,095	Aflac, Inc.	429,712
597	American Financial Group, Inc.	71,879
8,496	American International Group, Inc.	590,557
422	Assurant, Inc.	70,875
3,795	Assured Guaranty Ltd.	307,888
5,129	Axis Capital Holdings Ltd.	305,278
1,860	Chubb Ltd.	455,700
6,954	Cincinnati Financial Corp.	770,503
4,321	CNO Financial Group, Inc.	117,445
1,206	Enstar Group Ltd. (a)	321,869
2,035	Everest Group Ltd.	783,414
1,102	First American Financial Corp.	66,506
24,526	Genworth Financial, Inc., Class A (a)	151,325
583	Globe Life, Inc.	71,604
7,161	Hartford Financial Services Group (The), Inc.	622,721
2,632	Lincoln National Corp.	72,248
8,271	Loews Corp.	602,625
507	Markel Group, Inc. (a)	759,197
9,659	Old Republic International Corp.	270,838
3,659	Principal Financial Group, Inc.	289,427
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
878	Reinsurance Group of America, Inc.	$152,676
1,394	Stewart Information Services Corp.	85,954
736	Travelers (The) Cos., Inc.	155,561
7,850	Unum Group	379,469
4,070	W.R. Berkley Corp.	333,252
142	White Mountains Insurance Group Ltd.	223,788
		8,462,311
	Interactive Media & Services — 0.4%
2,711	IAC, Inc. (a)	136,119
7,885	Match Group, Inc. (a)	302,626
2,497	Shutterstock, Inc.	117,284
1,219	Ziff Davis, Inc. (a)	82,161
		638,190
	IT Services — 0.7%
1,184	Akamai Technologies, Inc. (a)	145,904
5,565	Cognizant Technology Solutions Corp., Class A	429,173
9,313	DXC Technology Co. (a)	203,023
472	EPAM Systems, Inc. (a)	131,268
857	International Business Machines Corp.	157,397
		1,066,765
	Leisure Products — 0.6%
1,124	Acushnet Holdings Corp.	71,194
2,201	Brunswick Corp.	177,577
2,988	Malibu Boats, Inc., Class A (a)	124,749
2,997	Polaris, Inc.	269,610
19,803	Topgolf Callaway Brands Corp. (a)	260,805
		903,935
	Life Sciences Tools & Services — 0.6%
301	Charles River Laboratories International, Inc. (a)	65,100
605	Danaher Corp.	145,145
5,266	Revvity, Inc.	564,410
264	Thermo Fisher Scientific, Inc.	142,291
		916,946
	Machinery — 2.5%
2,924	AGCO Corp.	357,693
409	Albany International Corp., Class A	36,364
2,202	Astec Industries, Inc.	78,391
2,511	Barnes Group, Inc.	83,139
2,402	Cummins, Inc.	574,799
1,871	Dover Corp.	280,238
Shares	Description	Value

	Machinery (Continued)
1,722	Flowserve Corp.	$68,759
1,903	Fortive Corp.	148,777
1,806	Helios Technologies, Inc.	74,516
1,484	Hillenbrand, Inc.	69,110
3,569	John Bean Technologies Corp.	352,474
6,352	Kennametal, Inc.	155,751
635	Lindsay Corp.	82,620
964	Middleby (The) Corp. (a)	135,992
6,023	Mueller Industries, Inc.	289,104
1,964	Oshkosh Corp.	216,236
1,456	Snap-on, Inc.	422,138
2,657	Timken (The) Co.	217,635
2,268	Westinghouse Air Brake Technologies Corp.	298,401
		3,942,137
	Marine Transportation — 0.1%
1,868	Matson, Inc.	209,272
	Media — 2.4%
255	Cable One, Inc.	139,977
1,082	Charter Communications, Inc., Class A (a)	401,108
16,409	Comcast Corp., Class A	763,675
24,251	Fox Corp., Class A	783,307
12,878	Interpublic Group of (The) Cos., Inc.	424,845
1,812	Nexstar Media Group, Inc.	322,011
3,327	Omnicom Group, Inc.	300,694
4,800	Paramount Global, Class B	70,032
5,433	Scholastic Corp.	208,845
23,200	TEGNA, Inc.	361,688
		3,776,182
	Metals & Mining — 2.4%
483	Alpha Metallurgical Resources, Inc.	192,833
1,234	Arch Resources, Inc.	218,369
10,430	Cleveland-Cliffs, Inc. (a)	209,121
7,094	Commercial Metals Co.	370,449
1,587	Compass Minerals International, Inc.	35,692
3,292	Freeport-McMoRan, Inc.	130,659
564	Kaiser Aluminum Corp.	36,604
4,134	Nucor Corp.	772,769
2,572	Reliance Steel & Aluminum Co.	734,100
4,724	Ryerson Holding Corp.	162,128
6,092	Steel Dynamics, Inc.	735,243
3,359	Warrior Met Coal, Inc.	215,547
		3,813,514
	Mortgage REITs — 0.9%
7,237	AGNC Investment Corp.	68,607
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs (Continued)
3,423	Apollo Commercial Real Estate Finance, Inc.	$38,201
10,793	Arbor Realty Trust, Inc. (b)	143,547
6,675	Blackstone Mortgage Trust, Inc., Class A (b)	131,764
41,039	Chimera Investment Corp.	196,987
2,948	Claros Mortgage Trust, Inc.	34,609
2,974	Franklin BSP Realty Trust, Inc.	38,127
3,566	MFA Financial, Inc.	39,476
10,959	PennyMac Mortgage Investment Trust	157,152
19,979	Ready Capital Corp.	187,203
33,236	Rithm Capital Corp.	355,625
3,378	Starwood Property Trust, Inc.	68,675
		1,459,973
	Multi-Utilities — 3.4%
7,957	Ameren Corp.	553,569
5,730	Avista Corp.	194,877
5,264	Black Hills Corp.	272,465
14,713	CenterPoint Energy, Inc.	411,081
7,238	CMS Energy Corp.	413,724
7,909	Consolidated Edison, Inc.	718,928
12,247	Dominion Energy, Inc.	559,933
3,812	DTE Energy Co.	401,861
3,219	Northwestern Energy Group, Inc.	154,898
11,766	Public Service Enterprise Group, Inc.	682,310
7,703	Sempra	551,227
4,994	WEC Energy Group, Inc.	403,315
		5,318,188
	Office REITs — 0.9%
2,271	Alexandria Real Estate Equities, Inc.	274,564
8,747	Cousins Properties, Inc.	200,394
8,314	Douglas Emmett, Inc.	112,655
6,094	Easterly Government Properties, Inc.	74,834
6,279	Equity Commonwealth	119,992
8,919	Highwoods Properties, Inc.	204,869
4,816	JBG SMITH Properties	77,056
7,128	Kilroy Realty Corp.	254,897
23,318	Paramount Group, Inc.	110,761
		1,430,022
	Oil, Gas & Consumable Fuels — 8.1%
15,651	Antero Resources Corp. (a)	349,643
6,492	California Resources Corp.	309,539
6,321	Callon Petroleum Co. (a)	203,031
4,613	Chesapeake Energy Corp.	355,708
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
2,135	Chord Energy Corp.	$328,278
10,239	CNX Resources Corp. (a)	206,828
40,109	Comstock Resources, Inc.	313,251
11,715	CVR Energy, Inc.	395,147
4,673	Delek US Holdings, Inc.	126,311
4,640	Diamondback Energy, Inc.	713,354
5,182	DT Midstream, Inc.	278,222
18,611	EQT Corp.	658,829
7,196	Exxon Mobil Corp.	739,821
1,538	Gulfport Energy Corp. (a)	195,172
6,388	HF Sinclair Corp.	360,858
32,631	Kinder Morgan, Inc.	552,117
29,782	Marathon Oil Corp.	680,519
4,850	Marathon Petroleum Corp.	803,160
8,321	Murphy Oil Corp.	322,023
12,050	Occidental Petroleum Corp.	693,719
8,082	Ovintiv, Inc.	342,838
5,631	Par Pacific Holdings, Inc. (a)	206,038
8,075	PBF Energy, Inc., Class A	407,868
8,421	Peabody Energy Corp.	224,841
5,404	Phillips 66	779,851
11,661	Range Resources Corp.	338,635
9,167	SM Energy Co.	339,912
54,193	Southwestern Energy Co. (a)	349,545
14,391	Talos Energy, Inc. (a)	186,651
5,535	Valero Energy Corp.	768,811
8,990	World Kinect Corp.	202,904
		12,733,424
	Paper & Forest Products — 0.1%
3,336	Sylvamo Corp.	154,891
	Passenger Airlines — 0.6%
29,519	JetBlue Airways Corp. (a)	156,746
2,310	SkyWest, Inc. (a)	123,030
14,555	Southwest Airlines Co.	435,049
13,018	Sun Country Airlines Holdings, Inc. (a)	177,175
		892,000
	Personal Care Products — 0.4%
4,473	Edgewell Personal Care Co.	165,725
7,900	Herbalife Ltd. (a)	95,195
2,438	Medifast, Inc.	133,237
10,545	Nu Skin Enterprises, Inc., Class A	195,715
2,249	USANA Health Sciences, Inc. (a)	105,298
		695,170
	Pharmaceuticals — 1.3%
11,218	Bristol-Myers Squibb Co.	548,224
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
894	Johnson & Johnson	$142,057
562	Ligand Pharmaceuticals, Inc. (a)	41,082
14,770	Organon & Co.	245,920
4,412	Perrigo Co. PLC	141,537
19,993	Pfizer, Inc.	541,410
1,388	Supernus Pharmaceuticals, Inc. (a)	38,420
32,776	Viatris, Inc.	385,774
		2,084,424
	Professional Services — 1.2%
1,476	ASGN, Inc. (a)	137,002
438	CACI International, Inc., Class A (a)	150,554
1,446	Concentrix Corp.	128,506
756	CSG Systems International, Inc.	38,035
6,068	Dun & Bradstreet Holdings, Inc.	70,328
4,090	Genpact Ltd.	146,831
300	ICF International, Inc.	41,712
2,217	Jacobs Solutions, Inc.	298,785
595	Kforce, Inc.	40,668
677	Korn Ferry	39,720
893	ManpowerGroup, Inc.	66,207
361	NV5 Global, Inc. (a)	37,865
807	Robert Half, Inc.	64,189
1,142	Science Applications International Corp.	145,788
4,710	SS&C Technologies Holdings, Inc.	287,404
596	TriNet Group, Inc. (a)	67,765
5,563	TTEC Holdings, Inc.	113,374
		1,874,733
	Real Estate Management & Development — 0.1%
4,954	Forestar Group, Inc. (a)	154,862
376	Jones Lang LaSalle, Inc. (a)	66,575
		221,437
	Residential REITs — 0.2%
4,706	Equity Residential	283,254
	Retail REITs — 0.2%
4,821	Acadia Realty Trust	82,246
1,586	InvenTrust Properties Corp.	39,380
6,663	Kimco Realty Corp.	134,593
		256,219
	Semiconductors & Semiconductor Equipment — 0.9%
6,402	Amkor Technology, Inc.	202,687
853	Cirrus Logic, Inc. (a)	65,852
2,315	Cohu, Inc. (a)	73,756
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
3,843	Photronics, Inc. (a)	$112,293
1,989	QUALCOMM, Inc.	295,386
5,120	Skyworks Solutions, Inc.	534,835
1,292	Teradyne, Inc.	124,794
		1,409,603
	Software — 0.2%
1,313	ACI Worldwide, Inc. (a)	39,482
13,223	Adeia, Inc.	160,527
322	Aspen Technology, Inc. (a)	61,821
8,396	NCR Voyix Corp. (a)	123,421
		385,251
	Specialized REITs — 0.2%
1,042	Digital Realty Trust, Inc.	146,359
4,030	Weyerhaeuser Co.	132,063
		278,422
	Specialty Retail — 3.1%
456	Abercrombie & Fitch Co., Class A (a)	46,466
4,303	Academy Sports & Outdoors, Inc.	269,927
3,490	Advance Auto Parts, Inc.	233,306
5,697	American Eagle Outfitters, Inc.	112,915
1,578	Asbury Automotive Group, Inc. (a)	329,897
1,891	AutoNation, Inc. (a)	264,097
3,290	Bath & Body Works, Inc.	140,351
5,370	Best Buy Co., Inc.	389,271
1,724	Buckle (The), Inc.	64,116
1,825	CarMax, Inc. (a)	129,903
966	Dick’s Sporting Goods, Inc.	144,002
3,870	Foot Locker, Inc.	108,979
1,165	Group 1 Automotive, Inc.	302,970
7,105	Guess?, Inc.	158,726
404	Home Depot (The), Inc.	142,596
862	Lithia Motors, Inc.	254,161
1,293	Lowe’s Cos., Inc.	275,202
4,109	Monro, Inc.	130,913
398	Murphy USA, Inc.	140,303
2,910	ODP (The) Corp. (a)	148,817
1,327	Penske Automotive Group, Inc.	196,887
12,336	Sally Beauty Holdings, Inc. (a)	151,980
1,986	Signet Jewelers Ltd.	197,567
5,738	Urban Outfitters, Inc. (a)	218,044
3,087	Victoria’s Secret & Co. (a)	80,416
704	Williams-Sonoma, Inc.	136,147
		4,767,959
	Technology Hardware, Storage & Peripherals — 0.8%
42,374	Hewlett Packard Enterprise Co.	647,898
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
13,970	HP, Inc.	$401,079
11,173	Xerox Holdings Corp.	206,254
		1,255,231
	Textiles, Apparel & Luxury Goods — 1.0%
1,094	Carter’s, Inc.	82,750
2,678	Columbia Sportswear Co.	212,258
1,312	Kontoor Brands, Inc.	76,910
2,430	Levi Strauss & Co., Class A	39,560
1,291	NIKE, Inc., Class B	131,075
1,638	Oxford Industries, Inc.	155,495
2,325	PVH Corp.	279,605
2,277	Skechers U.S.A., Inc., Class A (a)	142,176
5,786	Tapestry, Inc.	224,439
23,298	Under Armour, Inc., Class A (a)	177,531
		1,521,799
	Tobacco — 0.1%
2,434	Universal Corp.	141,050
	Trading Companies & Distributors — 0.9%
8,464	Air Lease Corp.	353,880
1,631	Beacon Roofing Supply, Inc. (a)	135,193
2,195	Boise Cascade Co.	297,335
18,091	DNOW, Inc. (a)	182,538
5,645	Rush Enterprises, Inc., Class A	253,517
1,225	WESCO International, Inc.	212,562
		1,435,025
	Water Utilities — 0.0%
1,901	Essential Utilities, Inc.	68,170
	Wireless Telecommunication Services — 0.3%
2,622	T-Mobile US, Inc.	422,745
	Total Common Stocks	156,250,342
	(Cost $150,236,332)
MONEY MARKET FUNDS — 0.1%
32,428	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	32,428
136,960	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (c)	136,960
	Total Money Market Funds	169,388
	(Cost $169,388)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$369,380	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $369,434. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $382,160. (d)	$369,380
	(Cost $369,380)

	Total Investments — 100.3%	156,789,110
	(Cost $150,775,100)
	Net Other Assets and Liabilities — (0.3)%	(409,429)
	Net Assets — 100.0%	$156,379,681

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $375,155 and the total value of the collateral held by the Fund is $401,808.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 156,250,342	$ 156,250,342	$ —	$ —
Money Market Funds	169,388	169,388	—	—
Repurchase Agreements	369,380	—	369,380	—
Total Investments	$156,789,110	$156,419,730	$369,380	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$375,155
Non-cash Collateral(2)	(375,155)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$369,380
Non-cash Collateral(4)	(369,380)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.9%
2,862	AAR Corp. (a)	$174,067
1,417	AeroVironment, Inc. (a)	170,947
3,036	Axon Enterprise, Inc. (a)	756,146
3,009	Boeing (The) Co. (a)	635,019
2,017	BWX Technologies, Inc.	164,345
1,389	Curtiss-Wright Corp.	309,150
1,754	HEICO Corp.	315,001
2,099	Hexcel Corp.	139,353
11,594	Howmet Aerospace, Inc.	652,278
1,542	Moog, Inc., Class A	215,571
41,982	Rocket Lab USA, Inc. (a)	203,613
7,024	Spirit AeroSystems Holdings, Inc., Class A (a)	192,879
620	TransDigm Group, Inc.	677,461
2,830	V2X, Inc. (a)	110,059
17,879	Virgin Galactic Holdings, Inc. (a)	31,825
2,274	Woodward, Inc.	313,289
		5,061,003
	Air Freight & Logistics — 0.1%
3,796	GXO Logistics, Inc. (a)	206,426
	Automobile Components — 0.3%
18,468	Garrett Motion, Inc. (a)	158,640
3,739	Modine Manufacturing Co. (a)	258,327
620	Visteon Corp. (a)	71,480
		488,447
	Automobiles — 0.1%
1,263	Tesla, Inc. (a)	236,547
	Banks — 0.8%
1,350	BancFirst Corp.	119,489
4,631	Bancorp (The), Inc. (a)	202,097
1,620	City Holding Co.	165,580
553	First Citizens BancShares, Inc., Class A	835,030
		1,322,196
	Beverages — 0.5%
4,258	Celsius Holdings, Inc. (a)	212,474
417	Coca-Cola Consolidated, Inc.	359,200
445	MGP Ingredients, Inc.	37,803
2,651	Monster Beverage Corp. (a)	145,858
3,481	Vita Coco (The) Co., Inc. (a)	68,541
		823,876
	Biotechnology — 3.3%
12,358	ACADIA Pharmaceuticals, Inc. (a)	320,196
8,369	Alkermes PLC (a)	226,381
1,089	Amgen, Inc.	342,229
Shares	Description	Value

	Biotechnology (Continued)
10,907	Amicus Therapeutics, Inc. (a)	$135,574
1,492	Apellis Pharmaceuticals, Inc. (a)	94,429
2,517	Blueprint Medicines Corp. (a)	200,177
7,668	Bridgebio Pharma, Inc. (a)	262,936
10,624	Catalyst Pharmaceuticals, Inc. (a)	152,986
3,314	Celldex Therapeutics, Inc. (a)	116,719
2,139	Cytokinetics, Inc. (a)	167,120
3,133	Dynavax Technologies Corp. (a)	40,478
4,241	Exact Sciences Corp. (a)	277,361
12,903	Exelixis, Inc. (a)	280,769
2,094	Halozyme Therapeutics, Inc. (a)	70,882
3,693	Ideaya Biosciences, Inc. (a)	160,756
4,241	Insmed, Inc. (a)	117,900
1,530	Ionis Pharmaceuticals, Inc. (a)	78,627
3,829	Ironwood Pharmaceuticals, Inc. (a)	54,334
3,507	Kymera Therapeutics, Inc. (a)	114,959
12,034	MannKind Corp. (a)	40,194
3,247	Merus N.V. (a)	115,853
6,866	Myriad Genetics, Inc. (a)	146,864
4,942	Natera, Inc. (a)	325,875
2,349	Neurocrine Biosciences, Inc. (a)	328,320
1,910	Protagonist Therapeutics, Inc. (a)	47,769
1,589	PTC Therapeutics, Inc. (a)	41,457
18,112	Recursion Pharmaceuticals, Inc., Class A (a)	170,434
8,110	Relay Therapeutics, Inc. (a)	75,017
13,782	Roivant Sciences Ltd. (a)	137,820
2,027	Syndax Pharmaceuticals, Inc. (a)	41,533
7,694	TG Therapeutics, Inc. (a)	124,951
6,056	Twist Bioscience Corp. (a)	196,214
1,867	Ultragenyx Pharmaceutical, Inc. (a)	82,353
4,777	Veracyte, Inc. (a)	119,521
2,508	Vericel Corp. (a)	107,794
1,126	Vertex Pharmaceuticals, Inc. (a)	487,986
		5,804,768
	Broadline Retail — 0.2%
9,434	Coupang, Inc. (a)	132,076
1,910	Etsy, Inc. (a)	127,130
		259,206
	Building Products — 3.7%
2,816	A.O. Smith Corp.	218,550
5,238	AAON, Inc.	367,498
2,201	Advanced Drainage Systems, Inc.	287,054
2,443	Allegion PLC	302,663
8,093	AZEK (The) Co., Inc. (a)	312,066
4,698	Builders FirstSource, Inc. (a)	816,184
861	CSW Industrials, Inc.	182,162
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
2,827	Gibraltar Industries, Inc. (a)	$228,761
3,662	Griffon Corp.	213,348
3,221	Hayward Holdings, Inc. (a)	40,327
17,106	Janus International Group, Inc. (a)	242,050
1,753	Lennox International, Inc.	750,564
9,368	Masco Corp.	630,373
2,088	Owens Corning	316,395
1,954	Simpson Manufacturing Co., Inc.	353,654
3,216	Trane Technologies PLC	810,593
3,739	Trex Co., Inc. (a)	304,654
		6,376,896
	Capital Markets — 3.5%
1,652	Ameriprise Financial, Inc.	639,043
3,853	Ares Management Corp., Class A	468,063
4,388	AssetMark Financial Holdings, Inc. (a)	134,580
15,069	Bank of New York Mellon (The) Corp.	835,727
2,566	Cboe Global Markets, Inc.	471,759
725	CME Group, Inc.	149,234
1,179	Cohen & Steers, Inc.	83,025
658	FactSet Research Systems, Inc.	313,155
1,158	Hamilton Lane, Inc., Class A	134,259
1,867	Interactive Brokers Group, Inc., Class A	165,696
1,378	LPL Financial Holdings, Inc.	329,604
264	MarketAxess Holdings, Inc.	59,535
803	Moody’s Corp.	314,808
555	MSCI, Inc.	332,234
9,295	Northern Trust Corp.	740,254
30,372	Robinhood Markets, Inc., Class A (a)	326,195
1,040	S&P Global, Inc.	466,284
1,703	Tradeweb Markets, Inc., Class A	162,449
		6,125,904
	Chemicals — 1.1%
1,057	Albemarle Corp.	121,280
1,041	Balchem Corp.	145,907
2,310	Ecolab, Inc.	457,888
372	Linde PLC	150,597
709	NewMarket Corp.	395,487
2,012	Sherwin-Williams (The) Co.	612,413
		1,883,572
	Commercial Services & Supplies — 2.1%
2,891	ACV Auctions, Inc., Class A (a)	37,496
2,538	Brink’s (The) Co.	205,172
2,789	Cimpress PLC (a)	209,789
Shares	Description	Value

	Commercial Services & Supplies (Continued)
1,041	Cintas Corp.	$629,357
1,330	Clean Harbors, Inc. (a)	223,387
9,351	Copart, Inc. (a)	449,222
10,854	Driven Brands Holdings, Inc. (a)	142,296
2,436	Matthews International Corp., Class A	80,144
1,363	Montrose Environmental Group, Inc. (a)	39,813
3,805	Republic Services, Inc.	651,112
10,493	Rollins, Inc.	454,452
1,391	Tetra Tech, Inc.	220,028
1,752	Waste Management, Inc.	325,224
		3,667,492
	Communications Equipment — 1.0%
3,330	Arista Networks, Inc. (a)	861,404
3,023	Cisco Systems, Inc.	151,694
2,483	Extreme Networks, Inc. (a)	33,545
6,848	Harmonic, Inc. (a)	80,122
2,625	Juniper Networks, Inc.	97,020
1,463	Motorola Solutions, Inc.	467,429
		1,691,214
	Construction & Engineering — 2.1%
2,512	AECOM	221,533
11,183	API Group Corp. (a)	352,488
3,746	Arcosa, Inc.	293,237
1,881	Comfort Systems USA, Inc.	409,061
5,129	Construction Partners, Inc., Class A (a)	233,370
1,552	Dycom Industries, Inc. (a)	173,358
1,437	EMCOR Group, Inc.	327,794
2,818	IES Holdings, Inc. (a)	230,963
2,044	MasTec, Inc. (a)	134,229
1,543	MYR Group, Inc. (a)	221,961
3,635	Quanta Services, Inc.	705,372
2,539	Sterling Infrastructure, Inc. (a)	190,679
1,739	WillScot Mobile Mini Holdings Corp. (a)	82,255
		3,576,300
	Construction Materials — 0.9%
1,526	Eagle Materials, Inc.	345,303
1,258	Martin Marietta Materials, Inc.	639,593
775	United States Lime & Minerals, Inc.	200,469
1,382	Vulcan Materials Co.	312,346
		1,497,711
	Consumer Finance — 0.5%
2,856	FirstCash Holdings, Inc.	327,783
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
38,888	SoFi Technologies, Inc. (a)	$304,493
7,576	Upstart Holdings, Inc. (a) (b)	240,614
		872,890
	Consumer Staples Distribution & Retail — 0.3%
6,068	Chefs’ Warehouse (The), Inc. (a)	193,084
4,476	Performance Food Group Co. (a)	325,315
		518,399
	Containers & Packaging — 0.1%
9,418	Graphic Packaging Holding Co.	240,253
	Diversified Consumer Services — 0.9%
3,285	Bright Horizons Family Solutions, Inc. (a)	322,751
9,220	Coursera, Inc. (a)	176,471
1,706	Duolingo, Inc. (a)	305,186
5,071	Frontdoor, Inc. (a)	166,126
995	Grand Canyon Education, Inc. (a)	129,937
13,026	Laureate Education, Inc.	164,388
10,335	Mister Car Wash, Inc. (a)	85,781
15,155	Udemy, Inc. (a)	205,956
		1,556,596
	Diversified REITs — 0.2%
18,430	Empire State Realty Trust, Inc., Class A	175,454
6,055	Essential Properties Realty Trust, Inc.	150,830
		326,284
	Diversified Telecommunication Services — 0.2%
2,348	Cogent Communications Holdings, Inc.	181,266
115,068	Globalstar, Inc. (a)	182,958
		364,224
	Electric Utilities — 0.5%
606	MGE Energy, Inc.	39,081
7,484	NRG Energy, Inc.	396,951
1,051	Otter Tail Corp.	95,032
17,401	PG&E Corp.	293,555
		824,619
	Electrical Equipment — 1.3%
926	AMETEK, Inc.	150,058
2,607	Array Technologies, Inc. (a)	34,517
967	Atkore, Inc. (a)	147,496
6,033	Bloom Energy Corp., Class A (a)	68,294
2,606	Eaton Corp. PLC	641,284
Shares	Description	Value

	Electrical Equipment (Continued)
1,533	EnerSys	$146,509
5,510	Fluence Energy, Inc. (a)	109,484
954	Hubbell, Inc.	320,134
1,010	Rockwell Automation, Inc.	255,813
8,056	Vertiv Holdings Co., Class A	453,794
		2,327,383
	Electronic Equipment, Instruments & Components — 1.9%
710	Advanced Energy Industries, Inc.	73,968
4,622	Amphenol Corp., Class A	467,284
1,504	Badger Meter, Inc.	216,561
1,002	CTS Corp.	41,142
2,184	Insight Enterprises, Inc. (a)	403,472
5,124	Itron, Inc. (a)	369,645
4,925	Jabil, Inc.	617,053
960	Keysight Technologies, Inc. (a)	147,130
289	Littelfuse, Inc.	69,909
21,779	Mirion Technologies, Inc. (a)	205,812
2,607	Napco Security Technologies, Inc.	90,593
1,384	OSI Systems, Inc. (a)	177,193
342	Teledyne Technologies, Inc. (a)	143,117
8,959	Vontier Corp.	309,892
		3,332,771
	Energy Equipment & Services — 1.2%
14,496	Archrock, Inc.	236,865
1,967	Cactus, Inc., Class A	83,479
6,869	Diamond Offshore Drilling, Inc. (a)	83,802
5,609	Expro Group Holdings N.V. (a)	98,718
8,679	Halliburton Co.	309,406
21,715	Helix Energy Solutions Group, Inc. (a)	204,121
537	Nabors Industries Ltd. (a)	45,419
6,175	Oceaneering International, Inc. (a)	128,317
6,029	Schlumberger N.V.	293,612
2,477	Tidewater, Inc. (a)	166,430
2,257	Valaris Ltd. (a)	139,641
3,955	Weatherford International PLC (a)	354,170
		2,143,980
	Entertainment — 2.2%
9,327	Cinemark Holdings, Inc. (a)	128,992
1,116	Electronic Arts, Inc.	153,539
3,261	Endeavor Group Holdings, Inc., Class A	80,710
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
6,704	Live Nation Entertainment, Inc. (a)	$595,650
1,289	Netflix, Inc. (a)	727,138
13,724	ROBLOX Corp., Class A (a)	532,629
4,221	Roku, Inc. (a)	371,701
3,899	Take-Two Interactive Software, Inc. (a)	643,062
40,265	Warner Bros Discovery, Inc. (a)	403,455
6,487	Warner Music Group Corp., Class A	236,711
		3,873,587
	Financial Services — 2.7%
7,874	Affirm Holdings, Inc. (a)	318,976
8,417	Apollo Global Management, Inc.	845,067
14,414	AvidXchange Holdings, Inc. (a)	157,977
6,972	Equitable Holdings, Inc.	227,915
2,288	Euronet Worldwide, Inc. (a)	227,999
2,181	EVERTEC, Inc.	87,589
1,167	Federal Agricultural Mortgage Corp., Class C	217,400
4,723	Fiserv, Inc. (a)	670,052
2,220	FleetCor Technologies, Inc. (a)	643,645
358	Mastercard, Inc., Class A	160,824
17,139	Payoneer Global, Inc. (a)	80,211
6,767	Remitly Global, Inc. (a)	115,986
5,205	Shift4 Payments, Inc., Class A (a)	373,771
4,238	Toast, Inc., Class A (a)	75,309
1,205	Visa, Inc., Class A	329,278
796	WEX, Inc. (a)	162,695
		4,694,694
	Food Products — 0.9%
4,460	Freshpet, Inc. (a)	384,006
2,139	Ingredion, Inc.	230,092
534	J & J Snack Foods Corp.	85,029
4,239	Lamb Weston Holdings, Inc.	434,243
3,909	Simply Good Foods (The) Co. (a)	147,760
2,686	Tootsie Roll Industries, Inc.	87,537
8,092	Utz Brands, Inc.	143,229
		1,511,896
	Gas Utilities — 0.0%
415	Chesapeake Utilities Corp.	42,031
	Ground Transportation — 1.3%
873	Avis Budget Group, Inc.	142,919
4,405	CSX Corp.	157,259
799	Landstar System, Inc.	153,184
25,813	Lyft, Inc., Class A (a)	322,404
530	Saia, Inc. (a)	238,807
Shares	Description	Value

	Ground Transportation (Continued)
12,739	Uber Technologies, Inc. (a)	$831,475
1,866	Union Pacific Corp.	455,173
		2,301,221
	Health Care Equipment & Supplies — 2.0%
5,910	Alphatec Holdings, Inc. (a)	95,092
2,112	Axonics, Inc. (a)	143,363
5,427	Boston Scientific Corp. (a)	343,312
707	CONMED Corp.	67,589
2,528	Dexcom, Inc. (a)	306,773
4,717	Embecta Corp.	80,849
1,947	Glaukos Corp. (a)	173,341
905	Haemonetics Corp. (a)	69,196
826	IDEXX Laboratories, Inc. (a)	425,456
1,375	Inari Medical, Inc. (a)	78,306
704	Insulet Corp. (a)	134,372
453	Intuitive Surgical, Inc. (a)	171,334
834	iRhythm Technologies, Inc. (a)	99,896
1,248	Lantheus Holdings, Inc. (a)	64,809
772	LeMaitre Vascular, Inc.	44,807
1,321	Masimo Corp. (a)	170,330
1,019	Merit Medical Systems, Inc. (a)	79,788
3,136	PROCEPT BioRobotics Corp. (a)	145,197
5,537	RxSight, Inc. (a)	251,989
510	Stryker Corp.	171,095
2,263	TransMedics Group, Inc. (a)	194,097
519	UFP Technologies, Inc. (a)	87,457
		3,398,448
	Health Care Providers & Services — 1.6%
7,435	Accolade, Inc. (a)	84,164
5,531	Agiliti, Inc. (a)	39,215
6,166	agilon health, Inc. (a)	36,318
265	Chemed Corp.	157,089
1,252	CorVel Corp. (a)	294,646
3,448	Ensign Group (The), Inc.	390,382
1,159	HCA Healthcare, Inc.	353,379
1,167	HealthEquity, Inc. (a)	88,202
25,082	Hims & Hers Health, Inc. (a)	215,204
29,650	LifeStance Health Group, Inc. (a) (b)	177,307
11,037	NeoGenomics, Inc. (a)	163,899
4,594	Option Care Health, Inc. (a)	143,517
3,877	Privia Health Group, Inc. (a)	78,160
6,244	Progyny, Inc. (a)	237,834
5,136	RadNet, Inc. (a)	189,878
470	US Physical Therapy, Inc.	43,362
		2,692,556
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.1%
1,694	Welltower, Inc.	$146,548
	Health Care Technology — 0.3%
2,490	Certara, Inc. (a)	40,239
2,760	Doximity, Inc., Class A (a)	74,382
5,407	Evolent Health, Inc., Class A (a)	159,020
3,857	Phreesia, Inc. (a)	98,276
2,494	Schrodinger, Inc. (a)	65,966
3,591	Teladoc Health, Inc. (a)	69,773
		507,656
	Hotel & Resort REITs — 1.0%
19,019	DiamondRock Hospitality Co.	173,834
40,284	Host Hotels & Resorts, Inc.	774,258
14,590	Park Hotels & Resorts, Inc.	220,017
3,516	Ryman Hospitality Properties, Inc.	386,408
15,388	Service Properties Trust	118,949
12,247	Sunstone Hotel Investors, Inc.	130,676
		1,804,142
	Hotels, Restaurants & Leisure — 8.7%
2,304	Airbnb, Inc., Class A (a)	332,099
5,508	Aramark	160,173
6,344	Bloomin’ Brands, Inc.	168,877
221	Booking Holdings, Inc. (a)	775,151
15,765	Bowlero Corp., Class A (a) (b)	170,420
1,236	Boyd Gaming Corp.	78,474
5,170	Brinker International, Inc. (a)	221,224
42,305	Carnival Corp. (a)	701,417
3,754	Cheesecake Factory (The), Inc.	129,025
274	Chipotle Mexican Grill, Inc. (a)	660,003
683	Choice Hotels International, Inc.	82,725
1,721	Churchill Downs, Inc.	208,189
2,789	Darden Restaurants, Inc.	453,436
4,145	Dave & Buster’s Entertainment, Inc. (a)	221,882
1,112	Domino’s Pizza, Inc.	473,957
7,931	DoorDash, Inc., Class A (a)	826,410
22,250	DraftKings, Inc., Class A (a)	868,862
3,887	Everi Holdings, Inc. (a)	40,464
5,167	Expedia Group, Inc. (a)	766,421
11,106	First Watch Restaurant Group, Inc. (a)	238,335
1,926	Hilton Grand Vacations, Inc. (a)	80,314
4,307	Hilton Worldwide Holdings, Inc.	822,465
2,967	Hyatt Hotels Corp., Class A	380,874
1,610	Jack in the Box, Inc.	125,532
11,835	Krispy Kreme, Inc.	157,287
6,375	Las Vegas Sands Corp.	311,865
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
10,264	Life Time Group Holdings, Inc. (a)	$136,511
4,712	Light & Wonder, Inc. (a)	378,750
3,478	Marriott International, Inc., Class A	833,781
515	McDonald’s Corp.	150,751
17,554	MGM Resorts International (a)	761,317
633	Monarch Casino & Resort, Inc.	43,633
19,308	Norwegian Cruise Line Holdings Ltd. (a)	343,682
1,171	Papa John’s International, Inc.	86,045
3,180	Planet Fitness, Inc., Class A (a)	215,477
2,464	Red Rock Resorts, Inc., Class A	134,731
6,057	Royal Caribbean Cruises Ltd. (a)	772,267
20,294	Sabre Corp. (a)	83,205
1,465	SeaWorld Entertainment, Inc. (a)	72,371
2,409	Shake Shack, Inc., Class A (a)	182,024
1,591	Starbucks Corp.	148,011
7,902	Sweetgreen, Inc., Class A (a)	84,393
4,502	Target Hospitality Corp. (a)	43,534
3,166	Texas Roadhouse, Inc.	398,029
3,362	Travel + Leisure Co.	135,892
1,508	Wingstop, Inc.	423,914
1,699	Wynn Resorts Ltd.	160,437
		15,044,636
	Household Durables — 1.6%
515	Cavco Industries, Inc. (a)	170,939
3,438	Green Brick Partners, Inc. (a)	179,361
2,116	Installed Building Products, Inc.	412,303
65	NVR, Inc. (a)	459,894
7,599	PulteGroup, Inc.	794,551
6,073	Tempur Sealy International, Inc.	302,982
1,034	TopBuild Corp. (a)	381,680
		2,701,710
	Household Products — 0.1%
1,383	Energizer Holdings, Inc.	43,730
550	WD-40 Co.	142,439
		186,169
	Independent Power and Renewable Electricity Producers — 0.1%
8,617	Sunnova Energy International, Inc. (a)	90,651
	Industrial Conglomerates — 0.4%
4,916	General Electric Co.	650,977
	Industrial REITs — 0.4%
843	EastGroup Properties, Inc.	149,574
1,469	First Industrial Realty Trust, Inc.	75,683
2,354	Prologis, Inc.	298,228
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs (Continued)
1,379	Rexford Industrial Realty, Inc.	$72,522
3,942	STAG Industrial, Inc.	145,617
		741,624
	Insurance — 1.8%
4,224	Arch Capital Group Ltd. (a)	348,184
679	Arthur J. Gallagher & Co.	157,637
1,687	Brighthouse Financial, Inc. (a)	87,336
4,412	Brown & Brown, Inc.	342,195
3,717	BRP Group, Inc., Class A (a)	83,409
924	Erie Indemnity Co., Class A	319,547
1,734	Goosehead Insurance, Inc., Class A (a)	133,865
231	Kinsale Capital Group, Inc.	91,839
11,072	Lemonade, Inc. (a) (b)	175,159
806	Marsh & McLennan Cos., Inc.	156,235
24,397	Oscar Health, Inc., Class A (a)	305,450
1,609	Palomar Holdings, Inc. (a)	96,331
752	Primerica, Inc.	176,088
1,185	RenaissanceRe Holdings Ltd.	271,164
581	RLI Corp.	79,231
19,244	SiriusPoint Ltd. (a)	227,079
		3,050,749
	Interactive Media & Services — 2.0%
3,280	Alphabet, Inc., Class A (a)	459,528
5,439	Cargurus, Inc. (a)	126,402
6,927	Cars.com, Inc. (a)	120,737
2,216	Meta Platforms, Inc., Class A (a)	864,550
16,940	Pinterest, Inc., Class A (a)	634,742
46,328	Snap, Inc., Class A (a)	736,152
10,368	TripAdvisor, Inc. (a)	223,949
4,716	Yelp, Inc. (a)	206,231
3,151	ZipRecruiter, Inc., Class A (a)	43,862
		3,416,153
	IT Services — 2.6%
1,306	Accenture PLC, Class A	475,227
9,420	Cloudflare, Inc., Class A (a)	744,651
8,437	DigitalOcean Holdings, Inc. (a)	284,496
7,383	Fastly, Inc., Class A (a)	148,546
1,739	Gartner, Inc. (a)	795,488
3,645	GoDaddy, Inc., Class A (a)	388,776
10,743	Kyndryl Holdings, Inc. (a)	220,446
1,121	MongoDB, Inc. (a)	448,983
3,419	Okta, Inc. (a)	282,580
665	Perficient, Inc. (a)	45,307
3,153	Snowflake, Inc., Class A (a)	616,853
3,981	Squarespace, Inc., Class A (a)	123,411
		4,574,764
Shares	Description	Value

	Leisure Products — 0.0%
7,193	Peloton Interactive, Inc., Class A (a)	$39,993
	Life Sciences Tools & Services — 1.1%
4,149	10X Genomics, Inc., Class A (a)	172,889
2,257	Agilent Technologies, Inc.	293,636
2,106	Bruker Corp.	150,600
14,409	Cytek Biosciences, Inc. (a)	108,788
1,356	IQVIA Holdings, Inc. (a)	282,360
1,262	Medpace Holdings, Inc. (a)	367,974
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
4,465	Pacific Biosciences of California, Inc. (a)	29,067
9,185	Sotera Health Co. (a)	135,203
953	Waters Corp. (a)	302,777
		1,843,294
	Machinery — 5.2%
1,062	Alamo Group, Inc.	225,441
3,992	Allison Transmission Holdings, Inc.	241,676
2,122	Caterpillar, Inc.	637,258
1,135	Chart Industries, Inc. (a)	132,477
3,368	Columbus McKinnon Corp.	131,588
785	Deere & Co.	308,960
2,368	Donaldson Co., Inc.	152,949
4,227	Enerpac Tool Group Corp.	132,009
838	Enpro, Inc.	125,181
3,574	Esab Corp.	307,328
1,123	ESCO Technologies, Inc.	114,400
5,042	Federal Signal Corp.	388,133
801	Franklin Electric Co., Inc.	75,502
3,616	Graco, Inc.	308,445
5,053	Greenbrier (The) Cos., Inc.	229,710
14,268	Hillman Solutions Corp. (a)	125,416
1,198	Illinois Tool Works, Inc.	312,558
10,141	Ingersoll Rand, Inc.	809,860
3,243	ITT, Inc.	391,690
637	Kadant, Inc.	182,182
1,423	Lincoln Electric Holdings, Inc.	316,219
6,201	Mueller Water Products, Inc., Class A	85,016
578	Nordson Corp.	145,494
1,707	Otis Worldwide Corp.	150,967
8,032	PACCAR, Inc.	806,333
1,362	Parker-Hannifin Corp.	632,649
1,087	RBC Bearings, Inc. (a)	291,903
830	Standex International Corp.	122,558
2,408	Tennant Co.	227,604
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
4,040	Terex Corp.	$248,177
806	Toro (The) Co.	74,539
6,716	Trinity Industries, Inc.	168,840
6,971	Wabash National Corp.	176,366
1,114	Watts Water Technologies, Inc., Class A	220,583
		9,000,011
	Marine Transportation — 0.1%
1,972	Kirby Corp. (a)	155,118
	Media — 0.3%
6,205	Integral Ad Science Holding Corp. (a)	90,283
4,690	Magnite, Inc. (a)	41,506
6,319	New York Times (The) Co., Class A	306,851
		438,640
	Metals & Mining — 0.3%
6,808	ATI, Inc. (a)	278,243
2,522	Carpenter Technology Corp.	155,330
1,372	Materion Corp.	160,483
		594,056
	Mortgage REITs — 0.3%
11,986	Annaly Capital Management, Inc.	230,011
11,417	Ladder Capital Corp.	124,788
9,434	Two Harbors Investment Corp.	117,548
		472,347
	Multi-Utilities — 0.0%
2,915	NiSource, Inc.	75,703
	Office REITs — 0.0%
1,709	COPT Defense Properties	40,264
	Oil, Gas & Consumable Fuels — 1.2%
12,352	Antero Midstream Corp.	151,188
895	Cheniere Energy, Inc.	146,771
2,221	CONSOL Energy, Inc.	210,107
5,089	Dorian LPG Ltd.	190,532
22,806	Equitrans Midstream Corp.	232,393
9,228	HighPeak Energy, Inc. (b)	125,962
3,927	International Seaways, Inc.	210,644
6,528	Kosmos Energy Ltd. (a)	39,560
1,182	Northern Oil and Gas, Inc.	39,597
2,175	ONEOK, Inc.	148,444
22,761	Permian Resources Corp.	306,818
3,611	Targa Resources Corp.	306,791
		2,108,807
	Passenger Airlines — 0.6%
1,981	Alaska Air Group, Inc. (a)	70,979
Shares	Description	Value

	Passenger Airlines (Continued)
1,081	Allegiant Travel Co.	$84,750
11,265	American Airlines Group, Inc. (a)	160,301
11,390	Delta Air Lines, Inc.	445,805
7,604	United Airlines Holdings, Inc. (a)	314,654
		1,076,489
	Personal Care Products — 0.8%
6,981	BellRing Brands, Inc. (a)	385,840
18,693	Coty, Inc., Class A (a)	225,811
2,681	elf Beauty, Inc. (a)	427,700
2,150	Inter Parfums, Inc.	299,173
		1,338,524
	Pharmaceuticals — 1.1%
3,609	Amphastar Pharmaceuticals, Inc. (a)	192,576
5,424	Arvinas, Inc. (a)	225,096
2,917	Axsome Therapeutics, Inc. (a)	262,618
5,498	Corcept Therapeutics, Inc. (a)	116,008
786	Eli Lilly & Co.	507,449
1,356	Harmony Biosciences Holdings, Inc. (a)	42,768
4,322	Intra-Cellular Therapies, Inc. (a)	291,044
715	Prestige Consumer Healthcare, Inc. (a)	44,001
1,590	Zoetis, Inc.	298,618
		1,980,178
	Professional Services — 1.5%
2,227	Broadridge Financial Solutions, Inc.	454,753
3,567	CBIZ, Inc. (a)	227,075
1,153	Dayforce, Inc. (a)	80,157
1,269	Equifax, Inc.	310,067
5,017	ExlService Holdings, Inc. (a)	156,932
7,931	First Advantage Corp.	129,830
1,166	FTI Consulting, Inc. (a)	223,417
1,737	Huron Consulting Group, Inc. (a)	179,832
1,981	Insperity, Inc.	227,201
7,902	Legalzoom.com, Inc. (a)	81,470
6,170	Parsons Corp. (a)	401,976
5,706	Verra Mobility Corp. (a)	136,430
		2,609,140
	Real Estate Management & Development — 0.5%
10,182	DigitalBridge Group, Inc.	199,974
49,829	Opendoor Technologies, Inc. (a)	170,415
17,305	Redfin Corp. (a)	141,209
5,144	St. Joe (The) Co.	283,949
		795,547
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Residential REITs — 0.3%
4,248	American Homes 4 Rent, Class A	$148,892
2,228	Apartment Income REIT Corp.	72,833
5,594	Apartment Investment and Management Co., Class A (a)	41,564
616	Essex Property Trust, Inc.	143,694
4,478	Invitation Homes, Inc.	147,461
		554,444
	Retail REITs — 0.6%
3,326	Brixmor Property Group, Inc.	74,635
3,385	Kite Realty Group Trust	72,439
11,574	Macerich (The) Co.	182,754
2,454	NETSTREIT Corp.	44,589
2,121	Phillips Edison & Co., Inc.	73,620
3,212	Simon Property Group, Inc.	445,215
3,214	SITE Centers Corp.	42,811
4,741	Tanger, Inc.	127,533
		1,063,596
	Semiconductors & Semiconductor Equipment — 4.3%
4,257	Advanced Micro Devices, Inc. (a)	713,856
769	Analog Devices, Inc.	147,925
2,827	Applied Materials, Inc.	464,476
597	Axcelis Technologies, Inc. (a)	77,640
562	Broadcom, Inc.	663,160
4,586	Credo Technology Group Holding Ltd. (a)	94,059
887	First Solar, Inc. (a)	129,768
1,460	Impinj, Inc. (a)	141,591
16,204	indie Semiconductor, Inc., Class A (a)	98,358
788	KLA Corp.	468,103
801	Lam Research Corp.	660,961
2,498	MACOM Technology Solutions Holdings, Inc. (a)	215,403
2,533	Marvell Technology, Inc.	171,484
5,081	Microchip Technology, Inc.	432,800
2,257	MKS Instruments, Inc.	240,258
995	Monolithic Power Systems, Inc.	599,706
16,284	Navitas Semiconductor Corp. (a)	93,307
1,267	NVIDIA Corp.	779,547
1,995	NXP Semiconductors N.V.	420,087
1,518	Onto Innovation, Inc. (a)	245,157
3,402	Rambus, Inc. (a)	233,139
2,314	SMART Global Holdings, Inc. (a)	45,470
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,214	Universal Display Corp.	$206,101
4,235	Veeco Instruments, Inc. (a)	135,012
		7,477,368
	Software — 13.5%
1,052	Adobe, Inc. (a)	649,905
1,549	Agilysys, Inc. (a)	129,667
9,205	Alkami Technology, Inc. (a)	226,627
3,678	Altair Engineering, Inc., Class A (a)	312,704
1,263	ANSYS, Inc. (a)	414,049
893	Appfolio, Inc., Class A (a)	195,799
1,163	Appian Corp., Class A (a)	37,949
7,768	AppLovin Corp., Class A (a)	319,498
4,697	Asana, Inc., Class A (a)	81,822
40,866	Aurora Innovation, Inc. (a)	122,189
1,882	Autodesk, Inc. (a)	477,670
27,190	AvePoint, Inc. (a)	209,363
3,570	Blackbaud, Inc. (a)	288,884
1,430	BlackLine, Inc. (a)	83,912
3,361	Braze, Inc., Class A (a)	181,662
2,695	C3.ai, Inc., Class A (a) (b)	66,782
1,682	Cadence Design Systems, Inc. (a)	485,190
2,121	Clear Secure, Inc., Class A	40,363
4,458	Clearwater Analytics Holdings, Inc., Class A (a)	84,033
1,118	CommVault Systems, Inc. (a)	102,498
3,072	Crowdstrike Holdings, Inc., Class A (a)	898,560
6,462	Datadog, Inc., Class A (a)	804,131
3,905	DocuSign, Inc. (a)	237,893
898	Dolby Laboratories, Inc., Class A	74,696
6,312	DoubleVerify Holdings, Inc. (a)	252,543
7,875	Dropbox, Inc., Class A (a)	249,480
8,378	Dynatrace, Inc. (a)	477,546
3,433	Elastic N.V. (a)	401,867
885	Envestnet, Inc. (a)	45,223
1,802	Everbridge, Inc. (a)	40,293
674	Fair Isaac Corp. (a)	808,011
1,967	Five9, Inc. (a)	149,217
7,603	Freshworks, Inc., Class A (a)	168,787
13,565	Gen Digital, Inc.	318,506
4,917	Gitlab, Inc., Class A (a)	349,648
2,839	Guidewire Software, Inc. (a)	317,060
1,853	HashiCorp, Inc., Class A (a)	40,507
1,081	HubSpot, Inc. (a)	660,491
2,349	Intapp, Inc. (a)	101,195
2,057	InterDigital, Inc.	216,088
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,004	Intuit, Inc.	$633,855
2,426	Jamf Holding Corp. (a)	44,978
5,893	LiveRamp Holdings, Inc. (a)	232,656
1,078	Manhattan Associates, Inc. (a)	261,480
9,503	Marathon Digital Holdings, Inc. (a)	168,488
7,210	MeridianLink, Inc. (a)	164,027
1,219	Microsoft Corp.	484,650
490	MicroStrategy, Inc., Class A (a)	245,593
3,306	N-able, Inc. (a)	42,912
6,903	nCino, Inc. (a)	217,306
8,114	Nutanix, Inc., Class A (a)	456,007
1,892	PagerDuty, Inc. (a)	44,803
18,272	Palantir Technologies, Inc., Class A (a)	293,996
2,128	Palo Alto Networks, Inc. (a)	720,349
4,752	Pegasystems, Inc.	231,612
3,285	PowerSchool Holdings, Inc., Class A (a)	77,329
3,354	Procore Technologies, Inc. (a)	239,442
807	Progress Software Corp.	45,846
3,388	PROS Holdings, Inc. (a)	116,615
2,619	PTC, Inc. (a)	473,122
5,143	Q2 Holdings, Inc. (a)	218,835
1,971	Qualys, Inc. (a)	372,854
3,128	Rapid7, Inc. (a)	172,134
6,838	RingCentral, Inc., Class A (a)	231,740
11,544	Riot Platforms, Inc. (a)	125,830
280	Roper Technologies, Inc.	150,360
11,592	Samsara, Inc., Class A (a)	363,989
16,342	SEMrush Holdings, Inc., Class A (a)	188,587
14,101	SentinelOne, Inc., Class A (a)	377,907
1,110	ServiceNow, Inc. (a)	849,594
6,473	Smartsheet, Inc., Class A (a)	291,091
3,638	Sprinklr, Inc., Class A (a)	45,402
2,139	Sprout Social, Inc., Class A (a)	131,185
799	SPS Commerce, Inc. (a)	146,856
890	Synopsys, Inc. (a)	474,681
1,680	Tenable Holdings, Inc. (a)	79,128
15,577	UiPath, Inc., Class A (a)	357,959
11,206	Unity Software, Inc. (a)	363,074
4,930	Varonis Systems, Inc. (a)	221,258
6,629	Vertex, Inc., Class A (a)	160,820
2,273	Workday, Inc., Class A (a)	661,602
762	Workiva, Inc. (a)	70,820
10,124	Zeta Global Holdings Corp., Class A (a)	98,000
Shares	Description	Value

	Software (Continued)
3,540	Zscaler, Inc. (a)	$834,272
9,499	Zuora, Inc., Class A (a)	86,821
		23,392,173
	Specialized REITs — 1.3%
1,326	Crown Castle, Inc.	143,539
3,339	CubeSmart	144,311
1,843	EPR Properties	81,590
190	Equinix, Inc.	157,656
1,731	Four Corners Property Trust, Inc.	40,523
8,966	Iron Mountain, Inc.	605,384
1,456	Lamar Advertising Co., Class A	152,414
4,306	National Storage Affiliates Trust	160,829
6,396	Outfront Media, Inc.	83,276
501	Public Storage	141,878
2,316	Rayonier, Inc.	70,175
602	SBA Communications Corp.	134,764
38,622	Uniti Group, Inc.	203,152
4,791	VICI Properties, Inc.	144,305
		2,263,796
	Specialty Retail — 2.2%
121	AutoZone, Inc. (a)	334,218
1,163	Boot Barn Holdings, Inc. (a)	83,434
7,309	Carvana Co. (a)	314,726
6,550	Chewy, Inc., Class A (a)	116,721
1,452	Five Below, Inc. (a)	260,576
2,775	Floor & Decor Holdings, Inc., Class A (a)	279,054
330	O’Reilly Automotive, Inc. (a)	337,606
4,534	Ross Stores, Inc.	636,030
4,884	TJX (The) Cos., Inc.	463,540
710	Tractor Supply Co.	159,466
1,280	Ulta Beauty, Inc. (a)	642,624
2,509	Wayfair, Inc., Class A (a)	126,077
315	Winmark Corp.	113,611
		3,867,683
	Technology Hardware, Storage & Peripherals — 1.3%
793	Apple, Inc.	146,229
12,492	IonQ, Inc. (a) (b)	128,293
5,198	NetApp, Inc.	453,266
2,170	Pure Storage, Inc., Class A (a)	86,778
2,759	Super Micro Computer, Inc. (a)	1,461,194
		2,275,760
	Textiles, Apparel & Luxury Goods — 0.9%
828	Crocs, Inc. (a)	84,025
1,173	Deckers Outdoor Corp. (a)	884,125
12,848	Figs, Inc., Class A (a)	74,004
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
2,147	Ralph Lauren Corp.	$308,460
4,252	Steven Madden Ltd.	178,074
		1,528,688
	Tobacco — 0.0%
3,883	Vector Group Ltd.	40,655
	Trading Companies & Distributors — 3.0%
1,793	Applied Industrial Technologies, Inc.	316,393
9,575	Core & Main, Inc., Class A (a)	395,543
21,264	Custom Truck One Source, Inc. (a)	139,067
7,075	Fastenal Co.	482,727
4,811	FTAI Aviation Ltd.	259,553
644	GATX Corp.	78,987
2,708	GMS, Inc. (a)	227,905
4,267	H&E Equipment Services, Inc.	229,522
2,599	Herc Holdings, Inc.	383,327
1,493	McGrath RentCorp	187,595
2,293	MSC Industrial Direct Co., Inc., Class A	226,273
952	SiteOne Landscape Supply, Inc. (a)	147,132
1,368	United Rentals, Inc.	855,547
757	W.W. Grainger, Inc.	677,999
1,464	Watsco, Inc.	572,395
		5,179,965
	Water Utilities — 0.0%
545	American States Water Co.	40,657
670	SJW Group	39,892
		80,549
	Total Common Stocks	173,251,957
	(Cost $140,705,927)
MONEY MARKET FUNDS — 0.2%
88,945	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (g) (h)	88,945
274,123	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (g)	274,123
	Total Money Market Funds	363,068
	(Cost $363,068)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$1,013,146	BNP Paribas S.A., 5.21% (g), dated 01/31/24, due 02/01/24, with a maturity value of $1,013,293. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $1,048,199. (h)	$1,013,146
	(Cost $1,013,146)

	Total Investments — 100.7%	174,628,171
	(Cost $142,082,141)
	Net Other Assets and Liabilities — (0.7)%	(1,189,564)
	Net Assets — 100.0%	$173,438,607

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,026,387 and the total value of the collateral held by the Fund is $1,102,091.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of January 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 1,843,294	$ 1,843,294	$ —	$ —**
Other Industry Categories*	171,408,663	171,408,663	—	—
Money Market Funds	363,068	363,068	—	—
Repurchase Agreements	1,013,146	—	1,013,146	—
Total Investments	$174,628,171	$173,615,025	$1,013,146	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,026,387
Non-cash Collateral(2)	(1,026,387)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,013,146
Non-cash Collateral(4)	(1,013,146)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.1%
1,349	Huntington Ingalls Industries, Inc.	$349,283
	Automobile Components — 2.3%
28,897	Adient PLC (a)	1,003,015
39,077	BorgWarner, Inc.	1,324,710
21,447	Gentex Corp.	710,539
73,372	Goodyear Tire & Rubber (The) Co. (a)	1,022,806
9,921	Lear Corp.	1,318,501
		5,379,571
	Automobiles — 0.8%
38,027	Harley-Davidson, Inc.	1,233,976
5,924	Thor Industries, Inc.	669,531
		1,903,507
	Banks — 10.5%
21,085	Bank OZK	951,144
12,267	BOK Financial Corp.	1,028,465
23,672	Cadence Bank	630,149
26,254	Columbia Banking System, Inc.	529,281
18,826	Comerica, Inc.	989,871
3,228	Cullen/Frost Bankers, Inc.	342,555
14,603	East West Bancorp, Inc.	1,063,244
101,736	F.N.B. Corp.	1,340,881
98,934	First Horizon Corp.	1,408,820
21,623	Hancock Whitney Corp.	975,414
27,653	Home BancShares, Inc.	648,186
48,643	KeyCorp	706,783
171,177	New York Community Bancorp, Inc.	1,107,515
82,943	Old National Bancorp	1,366,071
12,046	Pinnacle Financial Partners, Inc.	1,064,626
12,802	Popular, Inc.	1,093,931
10,342	Prosperity Bancshares, Inc.	660,957
8,294	SouthState Corp.	689,231
27,906	Synovus Financial Corp.	1,050,940
18,654	United Bankshares, Inc.	668,746
128,997	Valley National Bancorp	1,240,951
20,699	Webster Financial Corp.	1,024,187
15,970	Western Alliance Bancorp	1,021,441
15,104	Wintrust Financial Corp.	1,464,786
23,950	Zions Bancorp N.A.	1,003,505
		24,071,680
	Broadline Retail — 1.7%
3,471	Dillard’s, Inc., Class A	1,344,214
87,035	Macy’s, Inc.	1,591,870
Shares	Description	Value

	Broadline Retail (Continued)
37,965	Nordstrom, Inc.	$689,065
4,615	Ollie’s Bargain Outlet Holdings, Inc. (a)	331,957
		3,957,106
	Building Products — 0.6%
4,600	Fortune Brands Innovations, Inc.	356,914
8,369	UFP Industries, Inc.	949,463
		1,306,377
	Capital Markets — 2.4%
11,565	Affiliated Managers Group, Inc.	1,721,335
2,047	Evercore, Inc., Class A	351,531
2,921	Houlihan Lokey, Inc.	349,877
78,526	Invesco Ltd.	1,243,067
17,334	Jefferies Financial Group, Inc.	706,534
11,022	SEI Investments Co.	697,031
5,065	Stifel Financial Corp.	369,492
		5,438,867
	Chemicals — 2.5%
12,462	Ashland, Inc.	1,166,692
12,583	Cabot Corp.	907,234
7,798	Eastman Chemical Co.	651,523
11,110	FMC Corp.	624,382
4,302	H.B. Fuller Co.	325,963
27,873	Huntsman Corp.	684,003
25,967	Olin Corp.	1,352,102
		5,711,899
	Communications Equipment — 0.3%
7,781	Ciena Corp. (a)	412,393
1,957	F5, Inc. (a)	359,501
		771,894
	Construction & Engineering — 0.6%
70,753	MDU Resources Group, Inc.	1,380,391
	Construction Materials — 0.6%
36,425	Summit Materials, Inc., Class A (a)	1,317,856
	Consumer Finance — 1.1%
40,118	Ally Financial, Inc.	1,471,528
21,355	OneMain Holdings, Inc.	1,016,498
		2,488,026
	Consumer Staples Distribution & Retail — 0.9%
5,254	BJ’s Wholesale Club Holdings, Inc. (a)	338,042
2,550	Casey’s General Stores, Inc.	691,968
14,559	Sprouts Farmers Market, Inc. (a)	733,337
7,713	US Foods Holding Corp. (a)	354,875
		2,118,222
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 3.7%
2,833	AptarGroup, Inc.	$367,950
15,591	Berry Global Group, Inc.	1,020,587
26,698	Greif, Inc., Class A	1,671,562
38,753	International Paper Co.	1,388,520
106,907	O-I Glass, Inc. (a)	1,556,566
9,590	Sealed Air Corp.	331,334
15,480	Silgan Holdings, Inc.	711,151
25,074	Sonoco Products Co.	1,426,711
		8,474,381
	Diversified Consumer Services — 0.4%
154,059	ADT, Inc.	1,006,005
	Diversified Telecommunication Services — 0.6%
55,285	Frontier Communications Parent, Inc. (a)	1,361,670
	Electric Utilities — 2.6%
123,406	Hawaiian Electric Industries, Inc.	1,600,576
7,124	IDACORP, Inc.	659,540
30,080	OGE Energy Corp.	999,859
19,500	Pinnacle West Capital Corp.	1,343,550
32,324	Portland General Electric Co.	1,323,021
		5,926,546
	Electrical Equipment — 0.4%
3,420	Acuity Brands, Inc.	814,507
	Electronic Equipment, Instruments & Components — 3.4%
14,324	Arrow Electronics, Inc. (a)	1,592,113
34,745	Avnet, Inc.	1,573,948
34,089	Sanmina Corp. (a)	2,039,204
9,764	TD SYNNEX Corp.	976,205
73,055	Vishay Intertechnology, Inc.	1,587,485
		7,768,955
	Energy Equipment & Services — 1.3%
48,347	Helmerich & Payne, Inc.	1,946,450
51,809	NOV, Inc.	1,010,794
		2,957,244
	Financial Services — 4.0%
32,339	Corebridge Financial, Inc.	781,634
33,203	Essent Group Ltd.	1,831,477
90,779	MGIC Investment Corp.	1,801,055
21,513	Mr. Cooper Group, Inc. (a)	1,449,116
3,963	PennyMac Financial Services, Inc.	345,653
Shares	Description	Value

	Financial Services (Continued)
61,336	Radian Group, Inc.	$1,777,517
88,144	Western Union (The) Co.	1,107,970
		9,094,422
	Food Products — 1.8%
28,108	Darling Ingredients, Inc. (a)	1,217,076
11,932	Post Holdings, Inc. (a)	1,108,125
491	Seaboard Corp.	1,769,073
		4,094,274
	Gas Utilities — 1.6%
34,904	National Fuel Gas Co.	1,646,073
15,712	New Jersey Resources Corp.	641,521
21,985	ONE Gas, Inc.	1,349,219
		3,636,813
	Ground Transportation — 2.2%
168,541	Hertz Global Holdings, Inc. (a)	1,407,317
24,300	Knight-Swift Transportation Holdings, Inc.	1,394,334
12,175	Ryder System, Inc.	1,382,715
14,916	U-Haul Holding Co.	952,685
		5,137,051
	Health Care Equipment & Supplies — 1.6%
43,669	Envista Holdings Corp. (a)	1,026,222
6,572	Globus Medical, Inc., Class A (a)	346,936
10,534	ICU Medical, Inc. (a)	964,177
8,042	Integra LifeSciences Holdings Corp. (a)	322,886
9,504	QuidelOrtho Corp. (a)	651,119
1,405	Teleflex, Inc.	341,176
		3,652,516
	Health Care Providers & Services — 1.6%
3,343	DaVita, Inc. (a)	361,579
5,249	Encompass Health Corp.	372,889
4,626	Henry Schein, Inc. (a)	346,210
29,807	Select Medical Holdings Corp.	774,684
4,634	Tenet Healthcare Corp. (a)	383,417
9,190	Universal Health Services, Inc., Class B	1,459,464
		3,698,243
	Health Care REITs — 0.7%
20,327	Healthcare Realty Trust, Inc.	327,468
17,688	Healthpeak Properties, Inc.	327,228
285,318	Medical Properties Trust, Inc. (b)	884,486
		1,539,182
	Hotel & Resort REITs — 0.4%
63,256	Apple Hospitality REIT, Inc.	1,015,891
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.0%
16,503	Marriott Vacations Worldwide Corp.	$1,384,437
40,380	Penn Entertainment, Inc. (a)	910,569
		2,295,006
	Household Durables — 4.8%
28,036	KB Home	1,670,665
26,766	Leggett & Platt, Inc.	621,239
25,356	M.D.C. Holdings, Inc.	1,586,778
10,052	Meritage Homes Corp.	1,664,712
9,433	Skyline Champion Corp. (a)	645,972
32,823	Taylor Morrison Home Corp. (a)	1,711,391
17,036	Toll Brothers, Inc.	1,692,527
24,342	Worthington Enterprises, Inc.	1,388,468
		10,981,752
	Household Products — 0.1%
13,049	Reynolds Consumer Products, Inc.	354,541
	Independent Power and Renewable Electricity Producers — 0.5%
27,276	Vistra Corp.	1,119,134
	Insurance — 5.0%
2,946	American Financial Group, Inc.	354,698
2,079	Assurant, Inc.	349,168
18,721	Assured Guaranty Ltd.	1,518,835
25,301	Axis Capital Holdings Ltd.	1,505,916
5,949	Enstar Group Ltd. (a)	1,587,729
5,435	First American Financial Corp.	328,002
2,877	Globe Life, Inc.	353,353
12,986	Lincoln National Corp.	356,466
47,650	Old Republic International Corp.	1,336,106
4,330	Reinsurance Group of America, Inc.	752,944
38,725	Unum Group	1,871,966
698	White Mountains Insurance Group Ltd.	1,100,027
		11,415,210
	Interactive Media & Services — 0.3%
13,373	IAC, Inc. (a)	671,458
	IT Services — 0.4%
45,941	DXC Technology Co. (a)	1,001,514
	Leisure Products — 1.7%
5,544	Acushnet Holdings Corp.	351,157
10,860	Brunswick Corp.	876,185
Shares	Description	Value

	Leisure Products (Continued)
14,782	Polaris, Inc.	$1,329,789
97,692	Topgolf Callaway Brands Corp. (a)	1,286,603
		3,843,734
	Life Sciences Tools & Services — 0.1%
1,482	Charles River Laboratories International, Inc. (a)	320,527
	Machinery — 3.7%
14,423	AGCO Corp.	1,764,366
8,497	Flowserve Corp.	339,285
7,319	Hillenbrand, Inc.	340,846
17,608	John Bean Technologies Corp.	1,738,966
4,760	Middleby (The) Corp. (a)	671,493
29,712	Mueller Industries, Inc.	1,426,176
9,692	Oshkosh Corp.	1,067,089
13,109	Timken (The) Co.	1,073,758
		8,421,979
	Media — 1.9%
1,258	Cable One, Inc.	690,554
8,937	Nexstar Media Group, Inc.	1,588,194
23,680	Paramount Global, Class B	345,491
114,453	TEGNA, Inc.	1,784,323
		4,408,562
	Metals & Mining — 1.2%
51,454	Cleveland-Cliffs, Inc. (a)	1,031,653
34,995	Commercial Metals Co.	1,827,439
		2,859,092
	Mortgage REITs — 1.3%
35,701	AGNC Investment Corp.	338,446
32,931	Blackstone Mortgage Trust, Inc., Class A (b)	650,058
163,964	Rithm Capital Corp.	1,754,415
16,662	Starwood Property Trust, Inc.	338,738
		3,081,657
	Multi-Utilities — 0.6%
25,967	Black Hills Corp.	1,344,052
	Office REITs — 1.0%
43,149	Cousins Properties, Inc.	988,543
35,163	Kilroy Realty Corp.	1,257,429
		2,245,972
	Oil, Gas & Consumable Fuels — 10.3%
77,211	Antero Resources Corp. (a)	1,724,894
32,025	California Resources Corp.	1,526,952
22,760	Chesapeake Energy Corp.	1,755,023
10,534	Chord Energy Corp.	1,619,708
197,869	Comstock Resources, Inc.	1,545,357
57,793	CVR Energy, Inc.	1,949,358
25,564	DT Midstream, Inc.	1,372,531
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
31,512	HF Sinclair Corp.	$1,780,113
41,049	Murphy Oil Corp.	1,588,596
39,871	Ovintiv, Inc.	1,691,328
39,835	PBF Energy, Inc., Class A	2,012,066
57,528	Range Resources Corp.	1,670,613
45,226	SM Energy Co.	1,676,980
267,349	Southwestern Energy Co. (a)	1,724,401
		23,637,920
	Pharmaceuticals — 1.7%
72,863	Organon & Co.	1,213,169
21,767	Perrigo Co. PLC	698,285
161,693	Viatris, Inc.	1,903,127
		3,814,581
	Professional Services — 2.1%
7,284	ASGN, Inc. (a)	676,101
2,163	CACI International, Inc., Class A (a)	743,488
7,132	Concentrix Corp.	633,821
29,934	Dun & Bradstreet Holdings, Inc.	346,935
20,180	Genpact Ltd.	724,462
4,407	ManpowerGroup, Inc.	326,735
3,983	Robert Half, Inc.	316,808
5,634	Science Applications International Corp.	719,236
2,945	TriNet Group, Inc. (a)	334,847
		4,822,433
	Real Estate Management & Development — 0.1%
1,854	Jones Lang LaSalle, Inc. (a)	328,269
	Retail REITs — 0.3%
32,870	Kimco Realty Corp.	663,974
	Semiconductors & Semiconductor Equipment — 0.6%
31,580	Amkor Technology, Inc.	999,823
4,210	Cirrus Logic, Inc. (a)	325,012
		1,324,835
	Software — 0.4%
1,591	Aspen Technology, Inc. (a)	305,456
41,423	NCR Voyix Corp. (a)	608,918
		914,374
	Specialty Retail — 5.6%
21,226	Academy Sports & Outdoors, Inc.	1,331,507
17,216	Advance Auto Parts, Inc.	1,150,889
7,784	Asbury Automotive Group, Inc. (a)	1,627,323
9,328	AutoNation, Inc. (a)	1,302,748
Shares	Description	Value

	Specialty Retail (Continued)
16,229	Bath & Body Works, Inc.	$692,329
4,767	Dick’s Sporting Goods, Inc.	710,617
5,746	Group 1 Automotive, Inc.	1,494,305
4,255	Lithia Motors, Inc.	1,254,587
1,965	Murphy USA, Inc.	692,702
6,546	Penske Automotive Group, Inc.	971,230
9,796	Signet Jewelers Ltd.	974,506
3,471	Williams-Sonoma, Inc.	671,257
		12,874,000
	Textiles, Apparel & Luxury Goods — 1.8%
13,210	Columbia Sportswear Co.	1,047,025
11,471	PVH Corp.	1,379,502
11,236	Skechers U.S.A., Inc., Class A (a)	701,576
28,543	Tapestry, Inc.	1,107,183
		4,235,286
	Trading Companies & Distributors — 2.7%
41,753	Air Lease Corp.	1,745,693
8,049	Beacon Roofing Supply, Inc. (a)	667,182
10,830	Boise Cascade Co.	1,467,032
27,851	Rush Enterprises, Inc., Class A	1,250,788
6,042	WESCO International, Inc.	1,048,408
		6,179,103
	Water Utilities — 0.1%
9,377	Essential Utilities, Inc.	336,259
	Total Common Stocks	229,867,603
	(Cost $216,794,905)
MONEY MARKET FUNDS — 0.0%
93,288	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	93,288
	(Cost $93,288)

See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$1,062,622	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $1,062,776. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $1,099,387. (d)	$1,062,622
	(Cost $1,062,622)

	Total Investments — 100.5%	231,023,513
	(Cost $217,950,815)
	Net Other Assets and Liabilities — (0.5)%	(1,085,607)
	Net Assets — 100.0%	$229,937,906

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,095,533 and the total value of the collateral held by the Fund is $1,155,910.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 229,867,603	$ 229,867,603	$ —	$ —
Money Market Funds	93,288	93,288	—	—
Repurchase Agreements	1,062,622	—	1,062,622	—
Total Investments	$231,023,513	$229,960,891	$1,062,622	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,095,533
Non-cash Collateral(2)	(1,095,533)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,062,622
Non-cash Collateral(4)	(1,062,622)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
11,710	BWX Technologies, Inc.	$954,131
8,066	Curtiss-Wright Corp.	1,795,250
12,184	Hexcel Corp.	808,896
243,739	Rocket Lab USA, Inc. (a)	1,182,134
13,202	Woodward, Inc.	1,818,839
		6,559,250
	Air Freight & Logistics — 0.4%
22,038	GXO Logistics, Inc. (a)	1,198,426
	Automobile Components — 0.1%
3,598	Visteon Corp. (a)	414,813
	Beverages — 1.1%
24,723	Celsius Holdings, Inc. (a)	1,233,677
2,420	Coca-Cola Consolidated, Inc.	2,084,564
		3,318,241
	Biotechnology — 4.7%
71,749	ACADIA Pharmaceuticals, Inc. (a)	1,859,016
48,590	Alkermes PLC (a)	1,314,359
63,325	Amicus Therapeutics, Inc. (a)	787,130
14,613	Blueprint Medicines Corp. (a)	1,162,172
44,518	Bridgebio Pharma, Inc. (a)	1,526,522
74,913	Exelixis, Inc. (a)	1,630,107
12,156	Halozyme Therapeutics, Inc. (a)	411,481
8,881	Ionis Pharmaceuticals, Inc. (a)	456,395
28,691	Natera, Inc. (a)	1,891,884
13,640	Neurocrine Biosciences, Inc. (a)	1,906,463
80,017	Roivant Sciences Ltd. (a)	800,170
		13,745,699
	Broadline Retail — 0.2%
11,086	Etsy, Inc. (a)	737,884
	Building Products — 4.8%
16,349	A.O. Smith Corp.	1,268,846
30,411	AAON, Inc.	2,133,636
12,778	Advanced Drainage Systems, Inc.	1,666,507
14,186	Allegion PLC	1,757,503
46,985	AZEK (The) Co., Inc. (a)	1,811,742
12,124	Owens Corning	1,837,150
11,347	Simpson Manufacturing Co., Inc.	2,053,693
21,708	Trex Co., Inc. (a)	1,768,768
		14,297,845
	Capital Markets — 1.4%
10,839	Interactive Brokers Group, Inc., Class A	961,961
1,534	MarketAxess Holdings, Inc.	345,933
Shares	Description	Value

	Capital Markets (Continued)
176,332	Robinhood Markets, Inc., Class A (a)	$1,893,806
9,888	Tradeweb Markets, Inc., Class A	943,216
		4,144,916
	Chemicals — 1.1%
6,041	Balchem Corp.	846,706
4,116	NewMarket Corp.	2,295,946
		3,142,652
	Commercial Services & Supplies — 1.2%
7,724	Clean Harbors, Inc. (a)	1,297,323
63,014	Driven Brands Holdings, Inc. (a)	826,114
8,074	Tetra Tech, Inc.	1,277,145
		3,400,582
	Communications Equipment — 0.2%
15,241	Juniper Networks, Inc.	563,307
	Construction & Engineering — 3.6%
14,582	AECOM	1,285,987
64,926	API Group Corp. (a)	2,046,467
21,747	Arcosa, Inc.	1,702,355
10,922	Comfort Systems USA, Inc.	2,375,207
8,342	EMCOR Group, Inc.	1,902,894
11,868	MasTec, Inc. (a)	779,372
10,097	WillScot Mobile Mini Holdings Corp. (a)	477,588
		10,569,870
	Construction Materials — 0.7%
8,860	Eagle Materials, Inc.	2,004,841
	Consumer Finance — 1.7%
16,581	FirstCash Holdings, Inc.	1,903,001
225,775	SoFi Technologies, Inc. (a)	1,767,818
43,984	Upstart Holdings, Inc. (a) (b)	1,396,932
		5,067,751
	Consumer Staples Distribution & Retail — 0.6%
25,990	Performance Food Group Co. (a)	1,888,953
	Containers & Packaging — 0.5%
54,681	Graphic Packaging Holding Co.	1,394,912
	Diversified Consumer Services — 1.2%
19,070	Bright Horizons Family Solutions, Inc. (a)	1,873,627
9,903	Duolingo, Inc. (a)	1,771,548
		3,645,175
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.3%
35,156	Essential Properties Realty Trust, Inc.	$875,736
	Electric Utilities — 0.8%
43,452	NRG Energy, Inc.	2,304,694
	Electrical Equipment — 1.5%
5,616	Atkore, Inc. (a)	856,608
8,900	EnerSys	850,573
46,772	Vertiv Holdings Co., Class A	2,634,667
		4,341,848
	Electronic Equipment, Instruments & Components — 2.8%
4,125	Advanced Energy Industries, Inc.	429,743
8,732	Badger Meter, Inc.	1,257,321
12,679	Insight Enterprises, Inc. (a)	2,342,318
29,751	Itron, Inc. (a)	2,146,237
1,679	Littelfuse, Inc.	406,150
52,017	Vontier Corp.	1,799,268
		8,381,037
	Energy Equipment & Services — 1.0%
13,105	Valaris Ltd. (a)	810,806
22,963	Weatherford International PLC (a)	2,056,337
		2,867,143
	Entertainment — 1.4%
18,933	Endeavor Group Holdings, Inc., Class A	468,592
24,509	Roku, Inc. (a)	2,158,262
37,661	Warner Music Group Corp., Class A	1,374,250
		4,001,104
	Financial Services — 2.7%
45,715	Affirm Holdings, Inc. (a)	1,851,915
40,477	Equitable Holdings, Inc.	1,323,193
13,281	Euronet Worldwide, Inc. (a)	1,323,452
30,218	Shift4 Payments, Inc., Class A (a)	2,169,954
24,606	Toast, Inc., Class A (a)	437,249
4,619	WEX, Inc. (a)	944,077
		8,049,840
	Food Products — 1.5%
25,893	Freshpet, Inc. (a)	2,229,387
12,419	Ingredion, Inc.	1,335,912
22,691	Simply Good Foods (The) Co. (a)	857,720
		4,423,019
Shares	Description	Value

	Ground Transportation — 1.7%
5,069	Avis Budget Group, Inc.	$829,846
4,641	Landstar System, Inc.	889,773
149,864	Lyft, Inc., Class A (a)	1,871,801
3,075	Saia, Inc. (a)	1,385,533
		4,976,953
	Health Care Equipment & Supplies — 1.2%
4,103	CONMED Corp.	392,247
11,305	Glaukos Corp. (a)	1,006,484
5,254	Haemonetics Corp. (a)	401,721
7,247	Lantheus Holdings, Inc. (a)	376,337
7,667	Masimo Corp. (a)	988,583
5,915	Merit Medical Systems, Inc. (a)	463,144
		3,628,516
	Health Care Providers & Services — 3.0%
35,800	agilon health, Inc. (a)	210,862
1,537	Chemed Corp.	911,118
7,269	CorVel Corp. (a)	1,710,687
20,020	Ensign Group (The), Inc.	2,266,664
6,777	HealthEquity, Inc. (a)	512,206
172,143	LifeStance Health Group, Inc. (a) (b)	1,029,415
26,672	Option Care Health, Inc. (a)	833,233
36,253	Progyny, Inc. (a)	1,380,877
		8,855,062
	Health Care Technology — 0.3%
16,023	Doximity, Inc., Class A (a)	431,820
20,849	Teladoc Health, Inc. (a)	405,096
		836,916
	Hotel & Resort REITs — 0.8%
20,412	Ryman Hospitality Properties, Inc.	2,243,279
	Hotels, Restaurants & Leisure — 6.1%
31,979	Aramark	929,949
7,176	Boyd Gaming Corp.	455,604
3,965	Choice Hotels International, Inc.	480,241
9,990	Churchill Downs, Inc.	1,208,490
11,182	Hilton Grand Vacations, Inc. (a)	466,289
17,226	Hyatt Hotels Corp., Class A	2,211,302
59,588	Life Time Group Holdings, Inc. (a)	792,520
27,360	Light & Wonder, Inc. (a)	2,199,197
112,099	Norwegian Cruise Line Holdings Ltd. (a)	1,995,362
18,465	Planet Fitness, Inc., Class A (a)	1,251,189
8,504	SeaWorld Entertainment, Inc. (a)	420,098
18,379	Texas Roadhouse, Inc.	2,310,608
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,756	Wingstop, Inc.	$2,461,399
9,863	Wynn Resorts Ltd.	931,363
		18,113,611
	Household Durables — 2.2%
12,288	Installed Building Products, Inc.	2,394,317
35,260	Tempur Sealy International, Inc.	1,759,122
6,003	TopBuild Corp. (a)	2,215,887
		6,369,326
	Industrial REITs — 0.9%
4,896	EastGroup Properties, Inc.	868,697
8,530	First Industrial Realty Trust, Inc.	439,466
8,009	Rexford Industrial Realty, Inc.	421,193
22,888	STAG Industrial, Inc.	845,483
		2,574,839
	Insurance — 1.8%
5,366	Erie Indemnity Co., Class A	1,855,724
1,342	Kinsale Capital Group, Inc.	533,539
4,367	Primerica, Inc.	1,022,576
6,877	RenaissanceRe Holdings Ltd.	1,573,664
3,375	RLI Corp.	460,249
		5,445,752
	IT Services — 1.9%
48,983	DigitalOcean Holdings, Inc. (a)	1,651,707
21,161	GoDaddy, Inc., Class A (a)	2,257,032
19,852	Okta, Inc. (a)	1,640,768
		5,549,507
	Life Sciences Tools & Services — 1.6%
24,086	10X Genomics, Inc., Class A (a)	1,003,663
12,229	Bruker Corp.	874,496
7,329	Medpace Holdings, Inc. (a)	2,136,990
53,329	Sotera Health Co. (a)	785,003
		4,800,152
	Machinery — 5.6%
23,180	Allison Transmission Holdings, Inc.	1,403,317
6,591	Chart Industries, Inc. (a)	769,302
13,751	Donaldson Co., Inc.	888,177
20,748	Esab Corp.	1,784,121
29,274	Federal Signal Corp.	2,253,513
4,649	Franklin Electric Co., Inc.	438,215
18,827	ITT, Inc.	2,273,925
8,264	Lincoln Electric Holdings, Inc.	1,836,426
6,308	RBC Bearings, Inc. (a)	1,693,950
23,457	Terex Corp.	1,440,963
Shares	Description	Value

	Machinery (Continued)
4,680	Toro (The) Co.	$432,806
6,469	Watts Water Technologies, Inc., Class A	1,280,927
		16,495,642
	Marine Transportation — 0.3%
11,449	Kirby Corp. (a)	900,578
	Media — 0.6%
36,685	New York Times (The) Co., Class A	1,781,424
	Metals & Mining — 0.5%
39,524	ATI, Inc. (a)	1,615,346
	Mortgage REITs — 0.5%
69,586	Annaly Capital Management, Inc.	1,335,355
	Multi-Utilities — 0.1%
16,923	NiSource, Inc.	439,490
	Oil, Gas & Consumable Fuels — 1.4%
71,715	Antero Midstream Corp.	877,792
132,404	Equitrans Midstream Corp.	1,349,197
132,145	Permian Resources Corp.	1,781,314
		4,008,303
	Passenger Airlines — 0.5%
11,500	Alaska Air Group, Inc. (a)	412,045
65,399	American Airlines Group, Inc. (a)	930,628
		1,342,673
	Personal Care Products — 2.6%
40,528	BellRing Brands, Inc. (a)	2,239,982
108,525	Coty, Inc., Class A (a)	1,310,982
15,564	elf Beauty, Inc. (a)	2,482,925
12,480	Inter Parfums, Inc.	1,736,592
		7,770,481
	Pharmaceuticals — 1.1%
16,936	Axsome Therapeutics, Inc. (a)	1,524,748
25,093	Intra-Cellular Therapies, Inc. (a)	1,689,763
		3,214,511
	Professional Services — 2.1%
6,694	Dayforce, Inc. (a)	465,367
29,128	ExlService Holdings, Inc. (a)	911,124
6,768	FTI Consulting, Inc. (a)	1,296,817
11,499	Insperity, Inc.	1,318,820
35,823	Parsons Corp. (a)	2,333,868
		6,325,996
	Real Estate Management & Development — 0.6%
29,863	St. Joe (The) Co.	1,648,438
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Residential REITs — 0.1%
12,937	Apartment Income REIT Corp.	$422,911
	Retail REITs — 0.4%
19,308	Brixmor Property Group, Inc.	433,271
19,654	Kite Realty Group Trust	420,596
12,317	Phillips Edison & Co., Inc.	427,523
		1,281,390
	Semiconductors & Semiconductor Equipment — 2.4%
3,464	Axcelis Technologies, Inc. (a)	450,493
14,501	MACOM Technology Solutions Holdings, Inc. (a)	1,250,421
13,103	MKS Instruments, Inc.	1,394,815
8,816	Onto Innovation, Inc. (a)	1,423,784
19,749	Rambus, Inc. (a)	1,353,399
7,048	Universal Display Corp.	1,196,539
		7,069,451
	Software — 14.8%
21,357	Altair Engineering, Inc., Class A (a)	1,815,772
5,187	Appfolio, Inc., Class A (a)	1,137,302
45,098	AppLovin Corp., Class A (a)	1,854,881
20,729	Blackbaud, Inc. (a)	1,677,391
15,649	C3.ai, Inc., Class A (a) (b)	387,782
22,672	DocuSign, Inc. (a)	1,381,178
5,213	Dolby Laboratories, Inc., Class A	433,617
36,647	DoubleVerify Holdings, Inc. (a)	1,466,247
45,721	Dropbox, Inc., Class A (a)	1,448,441
19,933	Elastic N.V. (a)	2,333,357
11,420	Five9, Inc. (a)	866,321
78,754	Gen Digital, Inc.	1,849,144
28,544	Gitlab, Inc., Class A (a)	2,029,764
16,482	Guidewire Software, Inc. (a)	1,840,710
6,260	Manhattan Associates, Inc. (a)	1,518,426
2,845	MicroStrategy, Inc., Class A (a)	1,425,942
40,080	nCino, Inc. (a)	1,261,718
47,106	Nutanix, Inc., Class A (a)	2,647,357
27,587	Pegasystems, Inc.	1,344,590
19,070	PowerSchool Holdings, Inc., Class A (a)	448,908
19,472	Procore Technologies, Inc. (a)	1,390,106
11,445	Qualys, Inc. (a)	2,165,051
39,702	RingCentral, Inc., Class A (a)	1,345,501
67,300	Samsara, Inc., Class A (a)	2,113,220
81,868	SentinelOne, Inc., Class A (a)	2,194,062
37,582	Smartsheet, Inc., Class A (a)	1,690,063
4,636	SPS Commerce, Inc. (a)	852,097
9,754	Tenable Holdings, Inc. (a)	459,413
Shares	Description	Value

	Software (Continued)
90,438	UiPath, Inc., Class A (a)	$2,078,265
4,425	Workiva, Inc. (a)	411,260
		43,867,886
	Specialized REITs — 0.7%
19,387	CubeSmart	837,906
8,455	Lamar Advertising Co., Class A	885,070
13,448	Rayonier, Inc.	407,474
		2,130,450
	Specialty Retail — 2.2%
42,434	Carvana Co. (a)	1,827,208
38,028	Chewy, Inc., Class A (a)	677,659
8,431	Five Below, Inc. (a)	1,513,027
16,110	Floor & Decor Holdings, Inc., Class A (a)	1,620,022
14,563	Wayfair, Inc., Class A (a)	731,791
		6,369,707
	Technology Hardware, Storage & Peripherals — 0.4%
72,525	IonQ, Inc. (a) (b)	744,832
12,599	Pure Storage, Inc., Class A (a)	503,834
		1,248,666
	Textiles, Apparel & Luxury Goods — 0.8%
4,810	Crocs, Inc. (a)	488,119
12,463	Ralph Lauren Corp.	1,790,559
		2,278,678
	Trading Companies & Distributors — 3.0%
10,407	Applied Industrial Technologies, Inc.	1,836,419
55,591	Core & Main, Inc., Class A (a)	2,296,464
3,737	GATX Corp.	458,343
15,088	Herc Holdings, Inc.	2,225,329
13,311	MSC Industrial Direct Co., Inc., Class A	1,313,530
5,530	SiteOne Landscape Supply, Inc. (a)	854,662
		8,984,747
	Total Common Stocks	295,265,574
	(Cost $254,965,580)
MONEY MARKET FUNDS — 0.1%
262,206	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	262,206
	(Cost $262,206)

See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$2,986,731	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $2,987,163. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $3,090,066. (d)	$2,986,731
	(Cost $2,986,731)

	Total Investments — 101.0%	298,514,511
	(Cost $258,214,517)
	Net Other Assets and Liabilities — (1.0)%	(2,892,131)
	Net Assets — 100.0%	$295,622,380

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $3,044,943 and the total value of the collateral held by the Fund is $3,248,937.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 295,265,574	$ 295,265,574	$ —	$ —
Money Market Funds	262,206	262,206	—	—
Repurchase Agreements	2,986,731	—	2,986,731	—
Total Investments	$298,514,511	$295,527,780	$2,986,731	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,044,943
Non-cash Collateral(2)	(3,044,943)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,986,731
Non-cash Collateral(4)	(2,986,731)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 1.1%
73,062	Air Transport Services Group, Inc. (a)	$1,131,730
22,388	Hub Group, Inc., Class A (a)	1,013,729
		2,145,459
	Automobile Components — 1.1%
85,974	American Axle & Manufacturing Holdings, Inc. (a)	695,530
35,226	Dana, Inc.	477,664
3,027	Dorman Products, Inc. (a)	246,428
7,548	Patrick Industries, Inc.	757,744
		2,177,366
	Automobiles — 0.5%
14,124	Winnebago Industries, Inc.	928,229
	Banks — 18.8%
9,368	1st Source Corp.	489,665
14,278	Ameris Bancorp	708,760
48,120	Associated Banc-Corp.	1,011,001
14,083	Atlantic Union Bankshares Corp.	481,075
13,870	Axos Financial, Inc. (a)	768,814
23,357	BankUnited, Inc.	660,069
14,141	Banner Corp.	658,688
16,995	Cathay General Bancorp	699,684
4,843	Community Bank System, Inc.	221,664
13,147	Customers Bancorp, Inc. (a)	702,576
25,489	CVB Financial Corp.	427,451
17,779	Eastern Bankshares, Inc.	248,195
23,055	Enterprise Financial Services Corp.	959,780
6,337	FB Financial Corp.	236,053
13,906	First Bancorp	480,591
31,287	First BanCorp	521,867
30,515	First Busey Corp.	718,323
49,056	First Commonwealth Financial Corp.	687,275
54,174	First Financial Bancorp	1,214,581
22,512	First Hawaiian, Inc.	488,285
24,632	First Interstate BancSystem, Inc., Class A	677,873
27,759	First Merchants Corp.	938,532
46,017	Fulton Financial Corp.	717,405
27,369	Heartland Financial USA, Inc.	970,778
7,171	Hilltop Holdings, Inc.	225,815
62,699	Hope Bancorp, Inc.	694,705
11,511	Independent Bank Corp.	645,652
4,962	Independent Bank Group, Inc.	239,913
18,949	International Bancshares Corp.	1,001,644
20,365	National Bank Holdings Corp., Class A	712,775
Shares	Description	Value

	Banks (Continued)
6,022	NBT Bancorp, Inc.	$214,203
3,135	Nicolet Bankshares, Inc.	243,809
60,690	Northwest Bancshares, Inc.	750,735
74,117	OceanFirst Financial Corp.	1,277,036
20,208	OFG Bancorp	743,048
26,021	Pacific Premier Bancorp, Inc.	660,153
1,902	Park National Corp.	248,553
14,308	Pathward Financial, Inc.	740,868
57,087	Provident Financial Services, Inc.	944,790
22,489	Renasant Corp.	711,327
30,799	S&T Bancorp, Inc.	1,026,839
8,872	Seacoast Banking Corp. of Florida	217,896
3,788	ServisFirst Bancshares, Inc.	254,326
51,880	Simmons First National Corp., Class A	986,239
27,208	Stellar Bancorp, Inc.	681,016
4,902	Stock Yards Bancorp, Inc.	243,728
15,925	Texas Capital Bancshares, Inc. (a)	971,425
17,295	TowneBank	486,163
11,978	TriCo Bancshares	435,400
18,458	Trustmark Corp.	498,181
6,159	UMB Financial Corp.	508,118
17,590	United Community Banks, Inc.	480,911
44,235	Veritex Holdings, Inc.	929,377
31,229	WaFd, Inc.	906,890
24,144	WesBanco, Inc.	708,385
9,122	Westamerica BanCorp	435,302
16,491	WSFS Financial Corp.	734,014
		36,248,221
	Beverages — 0.5%
104,498	Duckhorn Portfolio (The), Inc. (a)	901,818
	Broadline Retail — 0.5%
35,890	Kohl’s Corp.	924,526
	Building Products — 2.9%
13,856	American Woodmark Corp. (a)	1,264,776
5,236	Armstrong World Industries, Inc.	519,463
13,038	AZZ, Inc.	814,223
54,520	JELD-WEN Holding, Inc. (a)	1,014,072
69,316	Masterbrand, Inc. (a)	975,276
54,692	Resideo Technologies, Inc. (a)	917,185
		5,504,995
	Capital Markets — 2.6%
5,714	Artisan Partners Asset Management, Inc., Class A	239,417
8,254	Donnelley Financial Solutions, Inc. (a)	512,738
22,368	Federated Hermes, Inc.	781,985
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
68,166	Golub Capital BDC, Inc.	$1,040,213
2,476	PJT Partners, Inc., Class A	238,117
6,970	StoneX Group, Inc. (a)	458,278
21,992	Victory Capital Holdings, Inc., Class A	741,790
12,460	Virtu Financial, Inc., Class A	209,203
3,132	Virtus Investment Partners, Inc.	739,497
		4,961,238
	Chemicals — 2.5%
42,944	AdvanSix, Inc.	1,089,919
77,527	Ecovyst, Inc. (a)	717,900
16,041	Ingevity Corp. (a)	698,746
2,050	Innospec, Inc.	238,025
7,219	Minerals Technologies, Inc.	471,762
27,314	Orion S.A.	611,834
7,796	Sensient Technologies Corp.	483,586
5,445	Stepan Co.	486,075
		4,797,847
	Commercial Services & Supplies — 1.4%
22,959	ABM Industries, Inc.	936,497
8,767	Brady Corp., Class A	528,036
6,037	HNI Corp.	245,827
19,291	MillerKnoll, Inc.	512,948
2,814	UniFirst Corp.	476,748
		2,700,056
	Communications Equipment — 0.5%
46,895	NetScout Systems, Inc. (a)	1,008,711
	Construction & Engineering — 0.7%
7,973	Ameresco, Inc., Class A (a)	162,888
4,964	Granite Construction, Inc.	223,926
30,995	Primoris Services Corp.	1,016,636
		1,403,450
	Construction Materials — 0.1%
3,817	Knife River Corp. (a)	249,975
	Consumer Finance — 2.8%
39,061	Bread Financial Holdings, Inc.	1,416,742
4,974	Encore Capital Group, Inc. (a)	249,098
23,241	Enova International, Inc. (a)	1,265,008
55,280	Navient Corp.	951,922
5,834	Nelnet, Inc., Class A	508,316
33,300	PROG Holdings, Inc. (a)	1,020,312
		5,411,398
	Consumer Staples Distribution & Retail — 2.1%
8,945	Andersons (The), Inc.	471,491
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
9,367	Grocery Outlet Holding Corp. (a)	$232,114
14,896	Ingles Markets, Inc., Class A	1,254,988
63,420	United Natural Foods, Inc. (a)	945,592
20,117	Weis Markets, Inc.	1,222,108
		4,126,293
	Containers & Packaging — 0.1%
18,416	Pactiv Evergreen, Inc.	268,874
	Diversified Consumer Services — 1.8%
12,850	Adtalem Global Education, Inc. (a)	648,668
45,303	Chegg, Inc. (a)	446,235
1,478	Graham Holdings Co., Class B	1,064,751
5,571	Strategic Education, Inc.	524,008
12,756	Stride, Inc. (a)	764,722
		3,448,384
	Diversified REITs — 1.0%
45,727	American Assets Trust, Inc.	1,025,657
59,775	Broadstone Net Lease, Inc.	960,584
		1,986,241
	Diversified Telecommunication Services — 0.7%
175,293	Liberty Latin America Ltd., Class C (a)	1,248,086
	Electric Utilities — 0.7%
21,036	ALLETE, Inc.	1,243,438
	Electrical Equipment — 0.9%
6,022	Encore Wire Corp.	1,357,961
115,285	GrafTech International Ltd.	153,329
5,618	Vicor Corp. (a)	211,630
		1,722,920
	Electronic Equipment, Instruments & Components — 1.5%
13,319	Crane NXT Co.	776,231
6,446	ePlus, Inc. (a)	486,931
11,107	Methode Electronics, Inc.	230,581
7,656	PC Connection, Inc.	493,889
2,337	Plexus Corp. (a)	221,361
3,898	Rogers Corp. (a)	449,322
15,970	TTM Technologies, Inc. (a)	222,143
		2,880,458
	Energy Equipment & Services — 2.8%
70,927	Liberty Energy, Inc.	1,474,572
119,134	Patterson-UTI Energy, Inc.	1,321,196
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
153,538	ProPetro Holding Corp. (a)	$1,298,932
176,736	RPC, Inc.	1,291,940
		5,386,640
	Entertainment — 0.7%
37,887	Sphere Entertainment Co. (a)	1,340,442
	Financial Services — 2.0%
25,131	Jackson Financial, Inc., Class A	1,258,309
17,787	Merchants Bancorp	778,003
43,351	NMI Holdings, Inc., Class A (a)	1,383,764
4,638	Walker & Dunlop, Inc.	447,985
		3,868,061
	Food Products — 1.7%
22,419	Cal-Maine Foods, Inc.	1,242,461
49,014	Fresh Del Monte Produce, Inc.	1,204,764
18,273	TreeHouse Foods, Inc. (a)	769,293
		3,216,518
	Gas Utilities — 1.1%
33,044	Northwest Natural Holding Co.	1,218,002
16,511	Spire, Inc.	937,329
		2,155,331
	Ground Transportation — 2.2%
4,282	ArcBest Corp.	510,115
72,180	Heartland Express, Inc.	934,731
36,103	Marten Transport Ltd.	667,905
50,555	Schneider National, Inc., Class B	1,239,608
24,292	Werner Enterprises, Inc.	960,749
		4,313,108
	Health Care Equipment & Supplies — 0.3%
4,507	Enovis Corp. (a)	264,561
2,546	Integer Holdings Corp. (a)	257,961
		522,522
	Health Care Providers & Services — 2.2%
34,633	AdaptHealth Corp. (a)	250,050
2,720	Addus HomeCare Corp. (a)	235,552
8,733	Fulgent Genetics, Inc. (a)	214,745
13,102	Owens & Minor, Inc. (a)	258,240
26,624	Patterson Cos., Inc.	794,993
138,351	Pediatrix Medical Group, Inc. (a)	1,294,965
57,544	Premier, Inc., Class A	1,244,101
		4,292,646
	Health Care REITs — 0.5%
16,025	LTC Properties, Inc.	499,499
9,217	National Health Investors, Inc.	490,160
		989,659
Shares	Description	Value

	Hotel & Resort REITs — 1.4%
32,205	Pebblebrook Hotel Trust	$490,160
109,784	RLJ Lodging Trust	1,271,299
75,573	Xenia Hotels & Resorts, Inc.	1,007,388
		2,768,847
	Hotels, Restaurants & Leisure — 0.9%
6,676	Cracker Barrel Old Country Store, Inc.	516,389
32,221	Golden Entertainment, Inc.	1,236,642
		1,753,031
	Household Durables — 2.9%
11,295	Century Communities, Inc.	979,276
4,262	Helen of Troy Ltd. (a)	487,999
34,850	La-Z-Boy, Inc.	1,213,128
3,864	LGI Homes, Inc. (a)	455,991
9,340	M/I Homes, Inc. (a)	1,190,103
36,345	Tri Pointe Homes, Inc. (a)	1,254,993
		5,581,490
	Household Products — 1.0%
17,197	Central Garden & Pet Co., Class A (a)	709,892
16,130	Spectrum Brands Holdings, Inc.	1,268,141
		1,978,033
	Independent Power and Renewable Electricity Producers — 0.1%
9,203	Clearway Energy, Inc., Class C	223,081
	Industrial REITs — 0.6%
7,515	Innovative Industrial Properties, Inc.	700,624
51,880	LXP Industrial Trust	471,589
		1,172,213
	Insurance — 1.2%
27,148	CNO Financial Group, Inc.	737,883
154,088	Genworth Financial, Inc., Class A (a)	950,723
8,759	Stewart Information Services Corp.	540,080
		2,228,686
	Interactive Media & Services — 0.7%
15,688	Shutterstock, Inc.	736,865
7,662	Ziff Davis, Inc. (a)	516,419
		1,253,284
	Leisure Products — 0.4%
18,777	Malibu Boats, Inc., Class A (a)	783,940
	Machinery — 1.7%
2,572	Albany International Corp., Class A	228,677
13,835	Astec Industries, Inc.	492,526
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
15,772	Barnes Group, Inc.	$522,211
11,347	Helios Technologies, Inc.	468,177
39,910	Kennametal, Inc.	978,593
3,985	Lindsay Corp.	518,488
		3,208,672
	Marine Transportation — 0.7%
11,741	Matson, Inc.	1,315,344
	Media — 0.7%
34,128	Scholastic Corp.	1,311,880
	Metals & Mining — 2.8%
3,037	Alpha Metallurgical Resources, Inc.	1,212,492
7,755	Arch Resources, Inc.	1,372,325
9,972	Compass Minerals International, Inc.	224,270
3,547	Kaiser Aluminum Corp.	230,200
29,680	Ryerson Holding Corp.	1,018,618
21,102	Warrior Met Coal, Inc.	1,354,115
		5,412,020
	Mortgage REITs — 2.7%
21,507	Apollo Commercial Real Estate Finance, Inc.	240,018
67,806	Arbor Realty Trust, Inc. (b)	901,820
257,843	Chimera Investment Corp.	1,237,647
18,522	Claros Mortgage Trust, Inc.	217,448
18,690	Franklin BSP Realty Trust, Inc.	239,606
22,403	MFA Financial, Inc.	248,001
68,849	PennyMac Mortgage Investment Trust	987,295
125,525	Ready Capital Corp.	1,176,169
		5,248,004
	Multi-Utilities — 1.1%
35,998	Avista Corp.	1,224,292
20,225	Northwestern Energy Group, Inc.	973,227
		2,197,519
	Office REITs — 2.3%
52,236	Douglas Emmett, Inc.	707,798
38,291	Easterly Government Properties, Inc.	470,214
39,449	Equity Commonwealth	753,870
56,037	Highwoods Properties, Inc.	1,287,170
30,257	JBG SMITH Properties	484,112
146,504	Paramount Group, Inc.	695,894
		4,399,058
	Oil, Gas & Consumable Fuels — 5.1%
39,713	Callon Petroleum Co. (a)	1,275,582
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
64,331	CNX Resources Corp. (a)	$1,299,486
29,359	Delek US Holdings, Inc.	793,574
9,661	Gulfport Energy Corp. (a)	1,225,981
35,376	Par Pacific Holdings, Inc. (a)	1,294,408
52,905	Peabody Energy Corp.	1,412,563
90,418	Talos Energy, Inc. (a)	1,172,721
56,480	World Kinect Corp.	1,274,754
		9,749,069
	Paper & Forest Products — 0.5%
20,958	Sylvamo Corp.	973,080
	Passenger Airlines — 1.5%
185,461	JetBlue Airways Corp. (a)	984,798
14,510	SkyWest, Inc. (a)	772,803
81,794	Sun Country Airlines Holdings, Inc. (a)	1,113,216
		2,870,817
	Personal Care Products — 2.3%
28,101	Edgewell Personal Care Co.	1,041,142
49,635	Herbalife Ltd. (a)	598,102
15,313	Medifast, Inc.	836,856
66,252	Nu Skin Enterprises, Inc., Class A	1,229,637
14,131	USANA Health Sciences, Inc. (a)	661,613
		4,367,350
	Pharmaceuticals — 0.3%
3,536	Ligand Pharmaceuticals, Inc. (a)	258,482
8,724	Supernus Pharmaceuticals, Inc. (a)	241,480
		499,962
	Professional Services — 1.0%
4,744	CSG Systems International, Inc.	238,671
1,881	ICF International, Inc.	261,534
3,735	Kforce, Inc.	255,287
4,252	Korn Ferry	249,465
2,273	NV5 Global, Inc. (a)	238,415
34,951	TTEC Holdings, Inc.	712,301
		1,955,673
	Real Estate Management & Development — 0.5%
31,127	Forestar Group, Inc. (a)	973,030
	Retail REITs — 0.4%
30,290	Acadia Realty Trust	516,747
9,965	InvenTrust Properties Corp.	247,431
		764,178
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 0.6%
14,544	Cohu, Inc. (a)	$463,372
24,144	Photronics, Inc. (a)	705,488
		1,168,860
	Software — 0.7%
8,249	ACI Worldwide, Inc. (a)	248,047
83,078	Adeia, Inc.	1,008,567
		1,256,614
	Specialty Retail — 4.0%
2,863	Abercrombie & Fitch Co., Class A (a)	291,740
35,796	American Eagle Outfitters, Inc.	709,477
10,829	Buckle (The), Inc.	402,730
24,317	Foot Locker, Inc.	684,767
44,636	Guess?, Inc.	997,168
25,816	Monro, Inc.	822,498
18,282	ODP (The) Corp. (a)	934,941
77,507	Sally Beauty Holdings, Inc. (a)	954,886
36,050	Urban Outfitters, Inc. (a)	1,369,900
19,392	Victoria’s Secret & Co. (a)	505,162
		7,673,269
	Technology Hardware, Storage & Peripherals — 0.7%
70,195	Xerox Holdings Corp.	1,295,800
	Textiles, Apparel & Luxury Goods — 1.7%
6,873	Carter’s, Inc.	519,874
8,243	Kontoor Brands, Inc.	483,205
15,263	Levi Strauss & Co., Class A	248,482
10,293	Oxford Industries, Inc.	977,114
146,376	Under Armour, Inc., Class A (a)	1,115,385
		3,344,060
	Tobacco — 0.5%
15,292	Universal Corp.	886,171
	Trading Companies & Distributors — 0.6%
113,661	DNOW, Inc. (a)	1,146,840
	Total Common Stocks	192,132,785
	(Cost $182,052,759)
MONEY MARKET FUNDS — 0.1%
73,333	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.14% (c) (d)	73,333
	(Cost $73,333)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$835,324	BNP Paribas S.A., 5.21% (c), dated 01/31/24, due 02/01/24, with a maturity value of $835,445. Collateralized by U.S. Treasury Floating Rate Note, interest rate of 5.45%, due 04/30/25. The value of the collateral including accrued interest is $864,224. (d)	$835,324
	(Cost $835,324)

	Total Investments — 100.4%	193,041,442
	(Cost $182,961,416)
	Net Other Assets and Liabilities — (0.4)%	(706,977)
	Net Assets — 100.0%	$192,334,465

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $833,458 and the total value of the collateral held by the Fund is $908,657.

(c)	Rate shown reflects yield as of January 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 192,132,785	$ 192,132,785	$ —	$ —
Money Market Funds	73,333	73,333	—	—
Repurchase Agreements	835,324	—	835,324	—
Total Investments	$193,041,442	$192,206,118	$835,324	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$833,458
Non-cash Collateral(2)	(833,458)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$835,324
Non-cash Collateral(4)	(835,324)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.7%
20,538	AAR Corp. (a)	$1,249,121
10,167	AeroVironment, Inc. (a)	1,226,547
11,062	Moog, Inc., Class A	1,546,468
50,404	Spirit AeroSystems Holdings, Inc., Class A (a)	1,384,094
20,306	V2X, Inc. (a)	789,700
128,298	Virgin Galactic Holdings, Inc. (a) (b)	228,370
		6,424,300
	Automobile Components — 1.2%
132,524	Garrett Motion, Inc. (a)	1,138,381
26,829	Modine Manufacturing Co. (a)	1,853,616
		2,991,997
	Banks — 1.5%
9,688	BancFirst Corp.	857,485
33,231	Bancorp (The), Inc. (a)	1,450,201
11,621	City Holding Co.	1,187,782
		3,495,468
	Beverages — 0.3%
3,191	MGP Ingredients, Inc.	271,075
24,979	Vita Coco (The) Co., Inc. (a)	491,837
		762,912
	Biotechnology — 6.9%
10,705	Apellis Pharmaceuticals, Inc. (a)	677,519
76,234	Catalyst Pharmaceuticals, Inc. (a)	1,097,770
23,775	Celldex Therapeutics, Inc. (a)	837,355
15,350	Cytokinetics, Inc. (a)	1,199,295
22,484	Dynavax Technologies Corp. (a)	290,493
26,501	Ideaya Biosciences, Inc. (a)	1,153,589
30,426	Insmed, Inc. (a)	845,843
27,473	Ironwood Pharmaceuticals, Inc. (a)	389,842
25,169	Kymera Therapeutics, Inc. (a)	825,040
86,351	MannKind Corp. (a)	288,412
23,298	Merus N.V. (a)	831,273
49,268	Myriad Genetics, Inc. (a)	1,053,843
13,706	Protagonist Therapeutics, Inc. (a)	342,787
11,408	PTC Therapeutics, Inc. (a)	297,635
129,970	Recursion Pharmaceuticals, Inc., Class A (a) (b)	1,223,018
58,194	Relay Therapeutics, Inc. (a)	538,294
14,546	Syndax Pharmaceuticals, Inc. (a)	298,048
55,209	TG Therapeutics, Inc. (a)	896,594
43,456	Twist Bioscience Corp. (a)	1,407,974
13,396	Ultragenyx Pharmaceutical, Inc. (a)	590,898
Shares	Description	Value

	Biotechnology (Continued)
34,275	Veracyte, Inc. (a)	$857,560
17,994	Vericel Corp. (a)	773,382
		16,716,464
	Building Products — 2.7%
6,177	CSW Industrials, Inc.	1,306,868
20,285	Gibraltar Industries, Inc. (a)	1,641,462
26,284	Griffon Corp.	1,531,306
23,113	Hayward Holdings, Inc. (a)	289,375
122,745	Janus International Group, Inc. (a)	1,736,841
		6,505,852
	Capital Markets — 1.1%
31,488	AssetMark Financial Holdings, Inc. (a)	965,737
8,462	Cohen & Steers, Inc.	595,894
8,313	Hamilton Lane, Inc., Class A	963,809
		2,525,440
	Commercial Services & Supplies — 1.7%
20,745	ACV Auctions, Inc., Class A (a)	269,063
18,215	Brink’s (The) Co.	1,472,501
20,010	Cimpress PLC (a)	1,505,152
17,486	Matthews International Corp., Class A	575,289
9,781	Montrose Environmental Group, Inc. (a)	285,703
		4,107,708
	Communications Equipment — 0.3%
17,820	Extreme Networks, Inc. (a)	240,748
49,135	Harmonic, Inc. (a)	574,880
		815,628
	Construction & Engineering — 3.1%
36,807	Construction Partners, Inc., Class A (a)	1,674,719
11,133	Dycom Industries, Inc. (a)	1,243,556
20,222	IES Holdings, Inc. (a)	1,657,395
11,073	MYR Group, Inc. (a)	1,592,851
18,219	Sterling Infrastructure, Inc. (a)	1,368,247
		7,536,768
	Construction Materials — 0.6%
5,566	United States Lime & Minerals, Inc.	1,439,757
	Consumer Staples Distribution & Retail — 0.6%
43,542	Chefs’ Warehouse (The), Inc. (a)	1,385,506
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 2.8%
66,158	Coursera, Inc. (a)	$1,266,264
36,386	Frontdoor, Inc. (a)	1,192,005
7,140	Grand Canyon Education, Inc. (a)	932,413
93,468	Laureate Education, Inc.	1,179,566
74,160	Mister Car Wash, Inc. (a) (b)	615,528
108,746	Udemy, Inc. (a)	1,477,858
		6,663,634
	Diversified REITs — 0.5%
132,247	Empire State Realty Trust, Inc., Class A	1,258,991
	Diversified Telecommunication Services — 1.1%
16,851	Cogent Communications Holdings, Inc.	1,300,897
825,695	Globalstar, Inc. (a)	1,312,855
		2,613,752
	Electric Utilities — 0.4%
4,345	MGE Energy, Inc.	280,209
7,539	Otter Tail Corp.	681,676
		961,885
	Electrical Equipment — 0.6%
18,711	Array Technologies, Inc. (a)	247,734
43,292	Bloom Energy Corp., Class A (a) (b)	490,065
39,537	Fluence Energy, Inc. (a)	785,600
		1,523,399
	Electronic Equipment, Instruments & Components — 1.5%
7,187	CTS Corp.	295,098
156,275	Mirion Technologies, Inc. (a)	1,476,799
18,709	Napco Security Technologies, Inc.	650,138
9,929	OSI Systems, Inc. (a)	1,271,210
		3,693,245
	Energy Equipment & Services — 3.1%
104,015	Archrock, Inc.	1,699,605
14,111	Cactus, Inc., Class A	598,871
49,287	Diamond Offshore Drilling, Inc. (a)	601,302
40,247	Expro Group Holdings N.V. (a)	708,347
155,824	Helix Energy Solutions Group, Inc. (a)	1,464,746
3,850	Nabors Industries Ltd. (a)	325,633
Shares	Description	Value

	Energy Equipment & Services (Continued)
44,313	Oceaneering International, Inc. (a)	$920,824
17,770	Tidewater, Inc. (a)	1,193,966
		7,513,294
	Entertainment — 0.4%
66,928	Cinemark Holdings, Inc. (a)	925,614
	Financial Services — 2.0%
103,430	AvidXchange Holdings, Inc. (a)	1,133,593
15,653	EVERTEC, Inc.	628,624
8,379	Federal Agricultural Mortgage Corp., Class C	1,560,924
122,981	Payoneer Global, Inc. (a)	575,551
48,557	Remitly Global, Inc. (a)	832,267
		4,730,959
	Food Products — 0.9%
3,834	J & J Snack Foods Corp.	610,488
19,276	Tootsie Roll Industries, Inc.	628,205
58,066	Utz Brands, Inc.	1,027,768
		2,266,461
	Gas Utilities — 0.1%
2,975	Chesapeake Utilities Corp.	301,308
	Health Care Equipment & Supplies — 3.6%
42,405	Alphatec Holdings, Inc. (a)	682,296
15,151	Axonics, Inc. (a)	1,028,450
33,847	Embecta Corp.	580,138
9,867	Inari Medical, Inc. (a)	561,926
5,987	iRhythm Technologies, Inc. (a)	717,123
5,536	LeMaitre Vascular, Inc.	321,309
22,498	PROCEPT BioRobotics Corp. (a)	1,041,657
39,731	RxSight, Inc. (a)	1,808,158
16,236	TransMedics Group, Inc. (a)	1,392,562
3,727	UFP Technologies, Inc. (a)	628,037
		8,761,656
	Health Care Providers & Services — 2.4%
53,351	Accolade, Inc. (a)	603,934
39,687	Agiliti, Inc. (a)	281,381
179,985	Hims & Hers Health, Inc. (a)	1,544,271
79,201	NeoGenomics, Inc. (a)	1,176,135
27,823	Privia Health Group, Inc. (a)	560,912
36,858	RadNet, Inc. (a)	1,362,640
3,374	US Physical Therapy, Inc.	311,285
		5,840,558
	Health Care Technology — 1.1%
17,867	Certara, Inc. (a)	288,731
38,798	Evolent Health, Inc., Class A (a)	1,141,049
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology (Continued)
27,678	Phreesia, Inc. (a)	$705,235
17,899	Schrodinger, Inc. (a)	473,429
		2,608,444
	Hotel & Resort REITs — 1.9%
136,474	DiamondRock Hospitality Co.	1,247,372
104,698	Park Hotels & Resorts, Inc.	1,578,846
110,417	Service Properties Trust	853,524
87,885	Sunstone Hotel Investors, Inc.	937,733
		4,617,475
	Hotels, Restaurants & Leisure — 6.7%
45,523	Bloomin’ Brands, Inc.	1,211,822
113,125	Bowlero Corp., Class A (a) (b)	1,222,881
37,099	Brinker International, Inc. (a)	1,587,466
26,936	Cheesecake Factory (The), Inc.	925,790
29,748	Dave & Buster’s Entertainment, Inc. (a)	1,592,411
27,893	Everi Holdings, Inc. (a)	290,366
79,693	First Watch Restaurant Group, Inc. (a)	1,710,212
11,549	Jack in the Box, Inc.	900,476
84,925	Krispy Kreme, Inc.	1,128,653
4,547	Monarch Casino & Resort, Inc.	313,425
8,405	Papa John’s International, Inc.	617,599
17,682	Red Rock Resorts, Inc., Class A	966,852
145,621	Sabre Corp. (a)	597,046
17,289	Shake Shack, Inc., Class A (a)	1,306,357
56,704	Sweetgreen, Inc., Class A (a)	605,599
32,306	Target Hospitality Corp. (a) (b)	312,399
24,126	Travel + Leisure Co.	975,173
		16,264,527
	Household Durables — 1.0%
3,696	Cavco Industries, Inc. (a)	1,226,776
24,670	Green Brick Partners, Inc. (a)	1,287,034
		2,513,810
	Household Products — 0.6%
9,922	Energizer Holdings, Inc.	313,734
3,942	WD-40 Co.	1,020,899
		1,334,633
	Independent Power and Renewable Electricity Producers — 0.3%
61,835	Sunnova Energy International, Inc. (a)	650,504
	Insurance — 3.3%
12,106	Brighthouse Financial, Inc. (a)	626,728
26,673	BRP Group, Inc., Class A (a)	598,542
Shares	Description	Value

	Insurance (Continued)
12,437	Goosehead Insurance, Inc., Class A (a)	$960,136
79,447	Lemonade, Inc. (a) (b)	1,256,852
175,064	Oscar Health, Inc., Class A (a)	2,191,801
11,543	Palomar Holdings, Inc. (a)	691,079
138,090	SiriusPoint Ltd. (a)	1,629,462
		7,954,600
	Interactive Media & Services — 2.1%
39,031	Cargurus, Inc. (a)	907,080
49,707	Cars.com, Inc. (a)	866,393
74,401	TripAdvisor, Inc. (a)	1,607,062
33,837	Yelp, Inc. (a)	1,479,692
22,615	ZipRecruiter, Inc., Class A (a)	314,801
		5,175,028
	IT Services — 1.6%
52,975	Fastly, Inc., Class A (a)	1,065,857
77,089	Kyndryl Holdings, Inc. (a)	1,581,866
4,777	Perficient, Inc. (a)	325,457
28,566	Squarespace, Inc., Class A (a)	885,546
		3,858,726
	Leisure Products — 0.1%
51,612	Peloton Interactive, Inc., Class A (a)	286,963
	Life Sciences Tools & Services — 0.4%
103,394	Cytek Biosciences, Inc. (a)	780,625
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
32,044	Pacific Biosciences of California, Inc. (a)	208,606
		989,231
	Machinery — 6.1%
7,619	Alamo Group, Inc.	1,617,361
24,166	Columbus McKinnon Corp.	944,165
30,330	Enerpac Tool Group Corp.	947,206
6,015	Enpro, Inc.	898,521
8,059	ESCO Technologies, Inc.	820,970
36,256	Greenbrier (The) Cos., Inc.	1,648,198
102,387	Hillman Solutions Corp. (a)	899,982
4,571	Kadant, Inc.	1,307,306
44,495	Mueller Water Products, Inc., Class A	610,026
5,951	Standex International Corp.	878,725
17,282	Tennant Co.	1,633,495
48,192	Trinity Industries, Inc.	1,211,547
50,017	Wabash National Corp.	1,265,430
		14,682,932
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 0.4%
44,529	Integral Ad Science Holding Corp. (a)	$647,897
33,656	Magnite, Inc. (a)	297,856
		945,753
	Metals & Mining — 0.9%
18,098	Carpenter Technology Corp.	1,114,656
9,847	Materion Corp.	1,151,803
		2,266,459
	Mortgage REITs — 0.7%
81,926	Ladder Capital Corp.	895,451
67,693	Two Harbors Investment Corp.	843,455
		1,738,906
	Office REITs — 0.1%
12,262	COPT Defense Properties	288,893
	Oil, Gas & Consumable Fuels — 2.4%
15,933	CONSOL Energy, Inc.	1,507,262
36,511	Dorian LPG Ltd.	1,366,972
66,222	HighPeak Energy, Inc. (b)	903,930
28,175	International Seaways, Inc.	1,511,307
46,847	Kosmos Energy Ltd. (a)	283,893
8,479	Northern Oil and Gas, Inc.	284,046
		5,857,410
	Passenger Airlines — 0.3%
7,757	Allegiant Travel Co.	608,149
	Pharmaceuticals — 1.9%
25,901	Amphastar Pharmaceuticals, Inc. (a)	1,382,077
38,915	Arvinas, Inc. (a)	1,614,973
39,453	Corcept Therapeutics, Inc. (a)	832,458
9,734	Harmony Biosciences Holdings, Inc. (a)	307,010
5,133	Prestige Consumer Healthcare, Inc. (a)	315,885
		4,452,403
	Professional Services — 2.2%
25,593	CBIZ, Inc. (a)	1,629,250
56,907	First Advantage Corp.	931,568
12,467	Huron Consulting Group, Inc. (a)	1,290,709
56,704	Legalzoom.com, Inc. (a)	584,618
40,947	Verra Mobility Corp. (a)	979,043
		5,415,188
	Real Estate Management & Development — 1.5%
73,059	DigitalBridge Group, Inc.	1,434,879
357,553	Opendoor Technologies, Inc. (a)	1,222,831
124,173	Redfin Corp. (a)	1,013,252
		3,670,962
Shares	Description	Value

	Residential REITs — 0.1%
40,145	Apartment Investment and Management Co., Class A (a)	$298,277
	Retail REITs — 1.2%
83,050	Macerich (The) Co.	1,311,360
17,608	NETSTREIT Corp.	319,937
23,060	SITE Centers Corp.	307,159
34,017	Tanger, Inc.	915,057
		2,853,513
	Semiconductors & Semiconductor Equipment — 1.8%
32,907	Credo Technology Group Holding Ltd. (a)	674,923
10,475	Impinj, Inc. (a)	1,015,865
116,271	indie Semiconductor, Inc., Class A (a)	705,765
116,852	Navitas Semiconductor Corp. (a)	669,562
16,607	SMART Global Holdings, Inc. (a)	326,328
30,390	Veeco Instruments, Inc. (a)	968,833
		4,361,276
	Software — 12.5%
11,118	Agilysys, Inc. (a)	930,688
66,057	Alkami Technology, Inc. (a)	1,626,323
8,344	Appian Corp., Class A (a)	272,265
33,704	Asana, Inc., Class A (a)	587,124
293,248	Aurora Innovation, Inc. (a)	876,812
195,110	AvePoint, Inc. (a)	1,502,347
10,260	BlackLine, Inc. (a)	602,057
24,117	Braze, Inc., Class A (a)	1,303,524
15,220	Clear Secure, Inc., Class A	289,637
31,990	Clearwater Analytics Holdings, Inc., Class A (a)	603,011
8,022	CommVault Systems, Inc. (a)	735,457
6,345	Envestnet, Inc. (a)	324,229
12,932	Everbridge, Inc. (a)	289,160
54,555	Freshworks, Inc., Class A (a)	1,211,121
13,295	HashiCorp, Inc., Class A (a)	290,629
16,855	Intapp, Inc. (a)	726,113
14,755	InterDigital, Inc.	1,550,013
17,407	Jamf Holding Corp. (a)	322,726
42,290	LiveRamp Holdings, Inc. (a)	1,669,609
68,190	Marathon Digital Holdings, Inc. (a) (b)	1,209,009
51,737	MeridianLink, Inc. (a)	1,177,017
23,725	N-able, Inc. (a)	307,951
13,579	PagerDuty, Inc. (a)	321,551
5,787	Progress Software Corp.	328,759
24,310	PROS Holdings, Inc. (a)	836,750
36,899	Q2 Holdings, Inc. (a)	1,570,052
22,446	Rapid7, Inc. (a)	1,235,203
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
82,834	Riot Platforms, Inc. (a)	$902,891
117,267	SEMrush Holdings, Inc., Class A (a)	1,353,261
26,105	Sprinklr, Inc., Class A (a)	325,790
15,349	Sprout Social, Inc., Class A (a)	941,354
35,375	Varonis Systems, Inc. (a)	1,587,630
47,570	Vertex, Inc., Class A (a)	1,154,048
72,646	Zeta Global Holdings Corp., Class A (a)	703,213
68,164	Zuora, Inc., Class A (a)	623,019
		30,290,343
	Specialized REITs — 1.7%
13,223	EPR Properties	585,382
12,422	Four Corners Property Trust, Inc.	290,799
30,900	National Storage Affiliates Trust	1,154,115
45,900	Outfront Media, Inc.	597,618
277,136	Uniti Group, Inc.	1,457,736
		4,085,650
	Specialty Retail — 0.6%
8,345	Boot Barn Holdings, Inc. (a)	598,671
2,257	Winmark Corp.	814,032
		1,412,703
	Textiles, Apparel & Luxury Goods — 0.8%
92,191	Figs, Inc., Class A (a)	531,020
30,509	Steven Madden Ltd.	1,277,717
		1,808,737
	Tobacco — 0.1%
27,864	Vector Group Ltd.	291,736
	Trading Companies & Distributors — 3.1%
152,583	Custom Truck One Source, Inc. (a)	997,893
34,525	FTAI Aviation Ltd.	1,862,624
19,433	GMS, Inc. (a)	1,635,481
30,618	H&E Equipment Services, Inc.	1,646,942
10,714	McGrath RentCorp	1,346,214
		7,489,154
	Water Utilities — 0.2%
3,909	American States Water Co.	291,611
4,809	SJW Group	286,328
		577,939
	Total Common Stocks	241,412,880
	(Cost $216,767,249)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.8%
$3,408,668	Citigroup, Inc., 5.29% (g), dated 01/31/24, due 02/01/24, with a maturity value of $3,409,169. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 4.50%, due 10/31/25 to 07/15/26. The value of the collateral including accrued interest is $3,476,842. (h)	$3,408,668
3,274,996	JPMorgan Chase & Co., 5.31% (g), dated 01/31/24, due 02/01/24, with a maturity value of $3,275,479. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 2.00%, due 12/31/25 to 02/15/50. The value of the collateral including accrued interest is $3,340,496. (h)	3,274,996
	Total Repurchase Agreements	6,683,664
	(Cost $6,683,664)

	Total Investments — 102.6%	248,096,544
	(Cost $223,450,913)
	Net Other Assets and Liabilities — (2.6)%	(6,210,548)
	Net Assets — 100.0%	$241,885,996

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $6,250,995 and the total value of the collateral held by the Fund is $6,683,664.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(g)	Rate shown reflects yield as of January 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 989,231	$ 989,231	$ —	$ —**
Other Industry Categories*	240,423,649	240,423,649	—	—
Repurchase Agreements	6,683,664	—	6,683,664	—
Total Investments	$248,096,544	$241,412,880	$6,683,664	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,250,995
Non-cash Collateral(2)	(6,250,995)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,683,664
Non-cash Collateral(4)	(6,683,664)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,119,096,480	$1,105,556,176	$858,646,322
Cash	—	—	—
Receivables:
Dividends	852,769	360,632	297,819
Investment securities sold	—	—	—
Capital shares sold	—	5,084,664	—
Securities lending income	—	4,155	36,571
Prepaid expenses	17,643	17,277	15,724
Total Assets	1,119,966,892	1,111,022,904	858,996,436

LIABILITIES:
Payables:
Investment advisory fees	468,084	462,334	362,400
Shareholder reporting fees	53,688	60,416	47,256
Licensing fees	36,025	34,701	27,716
Audit and tax fees	19,642	19,670	19,699
Trustees’ fees	357	355	375
Investment securities purchased	—	5,075,024	—
Capital shares redeemed	—	—	—
Collateral for securities on loan	—	6,915,527	9,459,949
Other liabilities	177,199	167,215	137,800
Total Liabilities	754,995	12,735,242	10,055,195
NET ASSETS	$1,119,211,897	$1,098,287,662	$848,941,241

NET ASSETS consist of:
Paid-in capital	$1,220,556,220	$1,239,211,867	$1,147,943,710
Par value	123,500	108,000	97,000
Accumulated distributable earnings (loss)	(101,467,823)	(141,032,205)	(299,099,469)
NET ASSETS	$1,119,211,897	$1,098,287,662	$848,941,241
NET ASSET VALUE, per share	$90.62	$101.69	$87.52
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,350,002	10,800,002	9,700,002
Investments, at cost	$960,196,843	$956,454,779	$768,618,518
Securities on loan, at value	$—	$6,497,371	$8,654,737
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,142,868,055	$1,050,231,280	$156,789,110	$174,628,171	$231,023,513	$298,514,511
—	—	—	—	98,103	445,883

1,366,704	316,556	125,922	49,329	80,808	84,204
3,504,521	—	—	—	128,601	—
—	—	—	—	—	—
—	—	450	2,592	1,032	3,675
17,920	17,436	11,543	11,616	—	—
1,147,757,200	1,050,565,272	156,927,025	174,691,708	231,332,057	299,048,273

486,919	434,989	67,844	72,888	137,737	176,956
62,027	45,844	14,447	11,943	—	—
37,877	33,474	5,348	5,852	—	—
19,514	19,509	19,787	19,622	—	—
356	353	443	443	—	—
1,685,019	—	—	—	100,504	—
3,513,129	—	—	—	—	—
—	—	401,808	1,102,091	1,155,910	3,248,937
185,458	159,088	37,667	40,262	—	—
5,990,299	693,257	547,344	1,253,101	1,394,151	3,425,893
$1,141,766,901	$1,049,872,015	$156,379,681	$173,438,607	$229,937,906	$295,622,380

$1,316,657,265	$1,064,570,390	$200,963,278	$209,373,241	$271,589,684	$402,735,846
162,500	94,000	20,500	15,500	46,500	44,500
(175,052,864)	(14,792,375)	(44,604,097)	(35,950,134)	(41,698,278)	(107,157,966)
$1,141,766,901	$1,049,872,015	$156,379,681	$173,438,607	$229,937,906	$295,622,380
$70.26	$111.69	$76.28	$111.90	$49.45	$66.43
16,250,002	9,400,002	2,050,002	1,550,002	4,650,002	4,450,002
$1,076,244,814	$848,806,851	$150,775,100	$142,082,141	$217,950,815	$258,214,517
$—	$—	$375,155	$1,026,387	$1,095,533	$3,044,943
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
January 31, 2024 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$193,041,442	$248,096,544
Cash	227,802	553,896
Receivables:
Dividends	83,165	54,900
Investment securities sold	—	3,017,078
Capital shares sold	—	—
Securities lending income	1,668	11,776
Prepaid expenses	—	—
Total Assets	193,354,077	251,734,194

LIABILITIES:
Payables:
Investment advisory fees	110,955	140,961
Shareholder reporting fees	—	—
Licensing fees	—	—
Audit and tax fees	—	—
Trustees’ fees	—	—
Investment securities purchased	—	—
Capital shares redeemed	—	3,023,573
Collateral for securities on loan	908,657	6,683,664
Other liabilities	—	—
Total Liabilities	1,019,612	9,848,198
NET ASSETS	$192,334,465	$241,885,996

NET ASSETS consist of:
Paid-in capital	$257,025,314	$404,230,263
Par value	37,000	40,000
Accumulated distributable earnings (loss)	(64,727,849)	(162,384,267)
NET ASSETS	$192,334,465	$241,885,996
NET ASSET VALUE, per share	$51.98	$60.47
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,700,002	4,000,002
Investments, at cost	$182,961,416	$223,450,913
Securities on loan, at value	$833,458	$6,250,995
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$11,358,011	$9,798,842	$8,612,853
Securities lending income (net of fees)	1,733	25,426	153,136
Foreign withholding tax	(5,012)	(5,672)	(6,390)
Total investment income	11,354,732	9,818,596	8,759,599

EXPENSES:
Investment advisory fees	2,737,860	2,595,316	2,040,831
Accounting and administration fees	271,230	259,519	206,589
Shareholder reporting fees	62,543	67,685	55,586
Licensing fees	58,512	55,661	44,571
Custodian fees	46,868	47,612	37,128
Transfer agent fees	26,257	25,422	20,408
Audit and tax fees	14,620	14,623	14,628
Legal fees	13,144	11,633	9,493
Trustees’ fees and expenses	4,431	4,403	4,325
Listing fees	4,071	4,061	3,569
Other expenses	9,715	8,407	6,907
Total expenses	3,249,251	3,094,342	2,444,035
NET INVESTMENT INCOME (LOSS)	8,105,481	6,724,254	6,315,564

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,218,030	8,121,112	(7,016,461)
In-kind redemptions	26,301,013	4,351,968	5,232,679
Net realized gain (loss)	37,519,043	12,473,080	(1,783,782)
Net change in unrealized appreciation (depreciation) on investments	(5,514,883)	(8,515,862)	(12,612,440)
NET REALIZED AND UNREALIZED GAIN (LOSS)	32,004,160	3,957,218	(14,396,222)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,109,641	$10,681,472	$(8,080,658)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$17,185,518	$5,692,431	$2,288,734	$941,042	$2,999,615	$1,276,520
7,937	—	4,082	17,287	7,926	7,358
—	(10,544)	(936)	(917)	(2,397)	—
17,193,455	5,681,887	2,291,880	957,412	3,005,144	1,283,878

2,884,245	2,511,247	405,166	419,628	776,792 (a)	969,535 (a)
282,816	252,269	42,871	44,407	—	—
73,749	58,449	16,157	15,110	—	—
61,439	53,979	11,858	12,147	—	—
48,084	40,211	22,226	24,082	—	—
26,989	24,948	4,052	4,197	—	—
14,576	14,579	14,628	14,580	—	—
14,343	10,408	2,380	1,924	—	—
4,454	4,390	4,104	4,105	—	—
4,071	4,065	5,027	5,028	—	—
9,917	7,772	1,526	1,370	—	—
3,424,683	2,982,317	529,995	546,578	776,792	969,535
13,768,772	2,699,570	1,761,885	410,834	2,228,352	314,343

6,621,637	17,296,752	(1,944,122)	2,176,923	(5,080,457)	(1,791,702)
13,692,994	26,500,184	2,432,886	1,521,892	2,388,892	2,998,068
20,314,631	43,796,936	488,764	3,698,815	(2,691,565)	1,206,366
(27,454,758)	23,400,874	452,103	(706,029)	3,336,696	(2,714,169)
(7,140,127)	67,197,810	940,867	2,992,786	645,131	(1,507,803)
$6,628,645	$69,897,380	$2,702,752	$3,403,620	$2,873,483	$(1,193,460)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$2,123,437	$1,609,490
Securities lending income (net of fees)	10,481	104,304
Foreign withholding tax	(2,028)	(187)
Total investment income	2,131,890	1,713,607

EXPENSES:
Investment advisory fees	589,949 (a)	817,268 (a)
Accounting and administration fees	—	—
Shareholder reporting fees	—	—
Licensing fees	—	—
Custodian fees	—	—
Transfer agent fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Other expenses	—	—
Total expenses	589,949	817,268
NET INVESTMENT INCOME (LOSS)	1,541,941	896,339

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,250,641)	(10,232,481)
In-kind redemptions	1,102,444	5,661,034
Net realized gain (loss)	(148,197)	(4,571,447)
Net change in unrealized appreciation (depreciation) on investments	4,171,568	(10,525,514)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,023,371	(15,096,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,565,312	$(14,200,622)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$8,105,481	$18,574,613	$6,724,254	$12,039,036
Net realized gain (loss)	37,519,043	(7,856,401)	12,473,080	(4,838,017)
Net change in unrealized appreciation (depreciation)	(5,514,883)	83,039,070	(8,515,862)	96,349,832
Net increase (decrease) in net assets resulting from operations	40,109,641	93,757,282	10,681,472	103,550,851

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(8,971,481)	(18,821,067)	(7,295,781)	(12,566,002)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	44,525,662	138,119,024	45,360,401	97,294,441
Cost of shares redeemed	(138,395,090)	(135,841,602)	(31,292,345)	(82,940,240)
Net increase (decrease) in net assets resulting from shareholder transactions	(93,869,428)	2,277,422	14,068,056	14,354,201
Total increase (decrease) in net assets	(62,731,268)	77,213,637	17,453,747	105,339,050

NET ASSETS:
Beginning of period	1,181,943,165	1,104,729,528	1,080,833,915	975,494,865
End of period	$1,119,211,897	$1,181,943,165	$1,098,287,662	$1,080,833,915

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,500,002	13,500,002	10,700,002	10,550,002
Shares sold	550,000	1,700,000	450,000	1,050,000
Shares redeemed	(1,700,000)	(1,700,000)	(350,000)	(900,000)
Shares outstanding, end of period	12,350,002	13,500,002	10,800,002	10,700,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023

$6,315,564	$9,392,992	$13,768,772	$27,332,892	$2,699,570	$9,040,744	$1,761,885	$3,727,540
(1,783,782)	(62,906,040)	20,314,631	822,008	43,796,936	(46,574,040)	488,764	(4,984,734)
(12,612,440)	98,258,637	(27,454,758)	73,999,374	23,400,874	119,514,231	452,103	10,127,010
(8,080,658)	44,745,589	6,628,645	102,154,274	69,897,380	81,980,935	2,702,752	8,869,816

(5,965,501)	(9,564,637)	(15,404,602)	(26,595,703)	(3,118,461)	(9,713,938)	(1,991,412)	(3,751,808)

26,319,903	103,154,985	14,149,460	214,903,371	100,100,035	117,908,249	3,655,311	102,313,823
(36,035,421)	(93,625,840)	(116,004,251)	(198,103,369)	(153,135,558)	(83,750,927)	(22,071,407)	(110,241,298)
(9,715,518)	9,529,145	(101,854,791)	16,800,002	(53,035,523)	34,157,322	(18,416,096)	(7,927,475)
(23,761,677)	44,710,097	(110,630,748)	92,358,573	13,743,396	106,424,319	(17,704,756)	(2,809,467)

872,702,918	827,992,821	1,252,397,649	1,160,039,076	1,036,128,619	929,704,300	174,084,437	176,893,904
$848,941,241	$872,702,918	$1,141,766,901	$1,252,397,649	$1,049,872,015	$1,036,128,619	$156,379,681	$174,084,437

9,850,002	9,800,002	17,800,002	17,550,002	9,950,002	9,600,002	2,300,002	2,500,002
300,000	1,250,000	200,000	3,250,000	1,000,000	1,250,000	50,000	1,400,000
(450,000)	(1,200,000)	(1,750,000)	(3,000,000)	(1,550,000)	(900,000)	(300,000)	(1,600,000)
9,700,002	9,850,002	16,250,002	17,800,002	9,400,002	9,950,002	2,050,002	2,300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$410,834	$1,225,446	$2,228,352	$4,188,744
Net realized gain (loss)	3,698,815	(10,937,410)	(2,691,565)	(7,129,474)
Net change in unrealized appreciation (depreciation)	(706,029)	23,050,229	3,336,696	20,205,737
Net increase (decrease) in net assets resulting from operations	3,403,620	13,338,265	2,873,483	17,265,007

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(410,636)	(1,227,461)	(2,658,841)	(4,162,527)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	4,979,045	19,416,778	147,434,722
Cost of shares redeemed	(9,899,954)	(19,429,951)	(27,341,648)	(145,782,661)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,899,954)	(14,450,906)	(7,924,870)	1,652,061
Total increase (decrease) in net assets	(6,906,970)	(2,340,102)	(7,710,228)	14,754,541

NET ASSETS:
Beginning of period	180,345,577	182,685,679	237,648,134	222,893,593
End of period	$173,438,607	$180,345,577	$229,937,906	$237,648,134

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,800,002	4,850,002	5,000,002
Shares sold	—	50,000	400,000	3,200,000
Shares redeemed	(100,000)	(200,000)	(600,000)	(3,350,000)
Shares outstanding, end of period	1,550,002	1,650,002	4,650,002	4,850,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023

$314,343	$917,012	$1,541,941	$2,653,725	$896,339	$1,304,751
1,206,366	(16,224,445)	(148,197)	(24,449,466)	(4,571,447)	(36,516,249)
(2,714,169)	35,182,590	4,171,568	21,066,812	(10,525,514)	48,228,720
(1,193,460)	19,875,157	5,565,312	(728,929)	(14,200,622)	13,017,222

(275,455)	(1,037,481)	(1,482,456)	(3,120,867)	(934,606)	(476,050)

49,707,737	42,824,802	25,967,048	61,113,503	80,366,457	52,916,460
(29,332,806)	(66,575,110)	(11,851,854)	(106,848,902)	(53,463,901)	(37,065,594)
20,374,931	(23,750,308)	14,115,194	(45,735,399)	26,902,556	15,850,866
18,906,016	(4,912,632)	18,198,050	(49,585,195)	11,767,328	28,392,038

276,716,364	281,628,996	174,136,415	223,721,610	230,118,668	201,726,630
$295,622,380	$276,716,364	$192,334,465	$174,136,415	$241,885,996	$230,118,668

4,150,002	4,600,002	3,450,002	4,600,002	3,600,002	3,350,002
800,000	700,000	500,000	1,250,000	1,350,000	900,000
(500,000)	(1,150,000)	(250,000)	(2,400,000)	(950,000)	(650,000)
4,450,002	4,150,002	3,700,002	3,450,002	4,000,002	3,600,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$87.55	$81.83	$86.85	$62.29	$62.11	$60.79
Income from investment operations:
Net investment income (loss)	0.63 (a)	1.35 (a)	1.01	0.71	0.93	0.77
Net realized and unrealized gain (loss)	3.14	5.74	(5.08)	24.55	0.20	1.28
Total from investment operations	3.77	7.09	(4.07)	25.26	1.13	2.05
Distributions paid to shareholders from:
Net investment income	(0.70)	(1.37)	(0.95)	(0.70)	(0.95)	(0.73)
Net asset value, end of period	$90.62	$87.55	$81.83	$86.85	$62.29	$62.11
Total return (b)	4.35%	8.86%	(4.73)%	40.77%	1.95%	3.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,119,212	$1,181,943	$1,104,730	$1,189,909	$924,980	$1,434,679
Ratio of total expenses to average net assets	0.59% (c)	0.60%	0.59%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.48% (c)	1.67%	1.16%	0.94%	1.49%	1.29%
Portfolio turnover rate (d)	47%	87%	87%	91%	104%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$101.01	$92.46	$99.26	$64.83	$69.86	$69.63
Income from investment operations:
Net investment income (loss)	0.62 (a)	1.11 (a)	1.08	0.70	0.85	0.63
Net realized and unrealized gain (loss)	0.74	8.60	(6.74)	34.51	(4.93)	0.16
Total from investment operations	1.36	9.71	(5.66)	35.21	(4.08)	0.79
Distributions paid to shareholders from:
Net investment income	(0.68)	(1.16)	(1.14)	(0.78)	(0.95)	(0.56)
Net asset value, end of period	$101.69	$101.01	$92.46	$99.26	$64.83	$69.86
Total return (b)	1.36%	10.70%	(5.74)%	54.62%	(5.86)%	1.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,098,288	$1,080,834	$975,495	$1,027,303	$589,912	$887,176
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.59%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	1.30% (c)	1.22%	1.12%	0.79%	1.32%	0.94%
Portfolio turnover rate (d)	56%	106%	95%	114%	115%	114%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$88.60	$84.49	$91.31	$55.98	$61.84	$66.80
Income from investment operations:
Net investment income (loss)	0.65 (a)	0.95 (a)	1.05	0.61	0.51	0.60
Net realized and unrealized gain (loss)	(1.11)	4.13	(6.92)	35.35	(5.75)	(4.98)
Total from investment operations	(0.46)	5.08	(5.87)	35.96	(5.24)	(4.38)
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.97)	(0.95)	(0.63)	(0.62)	(0.58)
Net asset value, end of period	$87.52	$88.60	$84.49	$91.31	$55.98	$61.84
Total return (b)	(0.51)%	6.16%	(6.50)%	64.45%	(8.55)%	(6.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$848,941	$872,703	$827,993	$917,700	$397,470	$602,918
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.59%	0.60%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets	1.55% (c)	1.17%	1.18%	0.77%	0.93%	0.96%
Portfolio turnover rate (d)	56%	109%	94%	116%	123%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$70.36	$66.10	$65.80	$46.39	$52.79	$54.07
Income from investment operations:
Net investment income (loss)	0.81 (a)	1.50 (a)	1.21	1.01	1.11	1.02
Net realized and unrealized gain (loss)	(0.01)	4.22	0.27 (b)	19.41	(6.28)	(1.43)
Total from investment operations	0.80	5.72	1.48	20.42	(5.17)	(0.41)
Distributions paid to shareholders from:
Net investment income	(0.90)	(1.46)	(1.18)	(1.01)	(1.23)	(0.87)
Net asset value, end of period	$70.26	$70.36	$66.10	$65.80	$46.39	$52.79
Total return (c)	1.19%	8.90%	2.24%	44.43%	(9.84)%	(0.65)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,141,767	$1,252,398	$1,160,039	$1,065,981	$617,016	$1,166,569
Ratio of total expenses to average net assets	0.59% (d)	0.60%	0.59%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.39% (d)	2.27%	1.79%	1.76%	2.12%	1.99%
Portfolio turnover rate (e)	42%	80%	75%	91%	94%	96%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$104.13	$96.84	$112.65	$82.09	$71.35	$66.91
Income from investment operations:
Net investment income (loss)	0.28 (a)	0.93 (a)	0.37	(0.07)	0.55	0.37
Net realized and unrealized gain (loss)	7.60	7.36	(15.96)	30.67	10.80	4.39
Total from investment operations	7.88	8.29	(15.59)	30.60	11.35	4.76
Distributions paid to shareholders from:
Net investment income	(0.32)	(1.00)	(0.22)	(0.04)	(0.61)	(0.32)
Net asset value, end of period	$111.69	$104.13	$96.84	$112.65	$82.09	$71.35
Total return (b)	7.59%	8.71%	(13.84)%	37.30%	16.10%	7.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,049,872	$1,036,129	$929,704	$1,194,111	$989,147	$1,041,726
Ratio of total expenses to average net assets	0.59% (c)	0.60%	0.59%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	0.54% (c)	0.98%	0.32%	(0.07)%	0.76%	0.56%
Portfolio turnover rate (d)	64%	127%	121%	116%	138%	132%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$75.69	$70.76	$71.04	$46.72	$54.39	$57.35
Income from investment operations:
Net investment income (loss)	0.79 (a)	1.38 (a)	1.20	0.84	0.95	0.92
Net realized and unrealized gain (loss)	0.71	4.94	(0.35)	24.34	(7.54)	(3.04)
Total from investment operations	1.50	6.32	0.85	25.18	(6.59)	(2.12)
Distributions paid to shareholders from:
Net investment income	(0.91)	(1.39)	(1.13)	(0.86)	(1.08)	(0.84)
Net asset value, end of period	$76.28	$75.69	$70.76	$71.04	$46.72	$54.39
Total return (b)	2.02%	9.19%	1.20%	54.35%	(12.24)%	(3.62)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$156,380	$174,084	$176,894	$166,942	$51,387	$84,301
Ratio of total expenses to average net assets	0.65% (c)	0.64%	0.66%	0.69%	0.74%	0.73%
Ratio of net expenses to average net assets	0.65% (c)	0.64%	0.66%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.17% (c)	1.96%	1.64%	1.43%	1.86%	1.69%
Portfolio turnover rate (d)	46%	85%	76%	92%	98%	96%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$109.30	$101.49	$119.58	$83.11	$75.90	$72.71
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.72 (a)	0.46	(0.11)	0.42	0.22
Net realized and unrealized gain (loss)	2.60	7.81	(18.27)	36.71	7.27	3.14
Total from investment operations	2.86	8.53	(17.81)	36.60	7.69	3.36
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.72)	(0.28)	(0.13)	(0.48)	(0.17)
Net asset value, end of period	$111.90	$109.30	$101.49	$119.58	$83.11	$75.90
Total return (b)	2.62%	8.50%	(14.91)%	44.10%	10.23%	4.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$173,439	$180,346	$182,686	$221,229	$170,367	$185,955
Ratio of total expenses to average net assets	0.65% (c)	0.64%	0.63%	0.63%	0.63%	0.66%
Ratio of net investment income (loss) to average net assets	0.49% (c)	0.72%	0.39%	(0.09)%	0.56%	0.31%
Portfolio turnover rate (d)	64%	125%	115%	104%	123%	130%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$49.00	$44.58	$44.69	$27.71	$34.67	$36.71
Income from investment operations:
Net investment income (loss)	0.47 (a)	0.78 (a)	0.74	0.54	0.63	0.51
Net realized and unrealized gain (loss)	0.54	4.42	(0.16)	16.98	(6.86)	(2.10)
Total from investment operations	1.01	5.20	0.58	17.52	(6.23)	(1.59)
Distributions paid to shareholders from:
Net investment income	(0.56)	(0.78)	(0.69)	(0.54)	(0.73)	(0.45)
Net asset value, end of period	$49.45	$49.00	$44.58	$44.69	$27.71	$34.67
Total return (b)	2.09%	11.95%	1.31%	63.76%	(18.19)%	(4.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$229,938	$237,648	$222,894	$140,774	$34,636	$55,473
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.01% (c)	1.77%	1.63%	1.33%	2.04%	1.49%
Portfolio turnover rate (d)	54%	102%	84%	102%	107%	113%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$66.68	$61.22	$73.58	$51.23	$46.59	$43.80
Income from investment operations:
Net investment income (loss)	0.07 (a)	0.21 (a)	0.01	(0.18)	0.11	0.04
Net realized and unrealized gain (loss)	(0.26)	5.49	(12.37)	22.69	4.67	2.77
Total from investment operations	(0.19)	5.70	(12.36)	22.51	4.78	2.81
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.24)	—	(0.16)	(0.14)	(0.02)
Net asset value, end of period	$66.43	$66.68	$61.22	$73.58	$51.23	$46.59
Total return (b)	(0.28)%	9.37%	(16.80)%	44.02%	10.28%	6.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$295,622	$276,716	$281,629	$463,572	$338,149	$309,826
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.23% (c)	0.35%	0.09%	(0.24)%	0.23%	0.09%
Portfolio turnover rate (d)	72%	142%	136%	138%	135%	144%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$50.47	$48.64	$50.28	$30.78	$34.66	$38.98
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.66 (a)	0.67	0.45	0.38	0.57
Net realized and unrealized gain (loss)	1.50	1.96 (b)	(1.69)	19.52	(3.75)	(4.36)
Total from investment operations	1.95	2.62	(1.02)	19.97	(3.37)	(3.79)
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.79)	(0.62)	(0.47)	(0.51)	(0.53)
Net asset value, end of period	$51.98	$50.47	$48.64	$50.28	$30.78	$34.66
Total return (c)	3.87%	5.61%	(2.06)%	65.22%	(9.83)%	(9.69)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$192,334	$174,136	$223,722	$268,991	$46,176	$60,659
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.83% (d)	1.42%	1.29%	1.08%	1.18%	1.58%
Portfolio turnover rate (e)	58%	110%	90%	109%	120%	120%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$63.92	$60.22	$71.14	$44.46	$46.87	$48.79
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.36 (a)	0.54	0.03	0.17	0.02
Net realized and unrealized gain (loss)	(3.44)	3.47	(10.99)	26.72	(2.40)	(1.93)
Total from investment operations	(3.22)	3.83	(10.45)	26.75	(2.23)	(1.91)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.13)	(0.47)	(0.07)	(0.18)	(0.01)
Net asset value, end of period	$60.47	$63.92	$60.22	$71.14	$44.46	$46.87
Total return (b)	(5.03)%	6.38%	(14.81)%	60.24%	(4.79)%	(3.90)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$241,886	$230,119	$201,727	$394,827	$146,704	$278,851
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.77% (c)	0.62%	0.88%	0.02%	0.44%	0.04%
Portfolio turnover rate (d)	72%	140%	132%	151%	137%	152%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FYC. The Bank of New York Mellon (“BNYM”) acts as FYC’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2024, all the Funds except FEX, FTA, and FTC had securities in the securities lending program. During the six months ended January 31, 2024, all the Funds, except FTC, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2024, were received as collateral for lending securities.
F. Restricted Securities
As of January 31, 2024, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$18,821,067	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	12,566,002	—	—
First Trust Small Cap Core AlphaDEX® Fund	9,564,637	—	—
First Trust Large Cap Value AlphaDEX® Fund	26,595,703	—	—
First Trust Large Cap Growth AlphaDEX® Fund	9,713,938	—	—
First Trust Multi Cap Value AlphaDEX® Fund	3,751,808	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	1,227,461	—	—
First Trust Mid Cap Value AlphaDEX® Fund	4,162,527	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	1,037,481	—	—
First Trust Small Cap Value AlphaDEX® Fund	3,120,867	—	—
First Trust Small Cap Growth AlphaDEX® Fund	476,050	—	—
As of July 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,560,433	$(292,986,503)	$158,820,087
First Trust Mid Cap Core AlphaDEX® Fund	1,004,086	(297,476,802)	152,054,820
First Trust Small Cap Core AlphaDEX® Fund	168,719	(381,698,439)	96,476,410
First Trust Large Cap Value AlphaDEX® Fund	2,995,203	(253,541,569)	84,269,459
First Trust Large Cap Growth AlphaDEX® Fund	445,136	(259,634,595)	177,618,165
First Trust Multi Cap Value AlphaDEX® Fund	331,905	(49,210,255)	3,562,913
First Trust Multi Cap Growth AlphaDEX® Fund	15,162	(72,152,962)	33,194,682
First Trust Mid Cap Value AlphaDEX® Fund	448,808	(50,016,603)	7,654,875
First Trust Mid Cap Growth AlphaDEX® Fund	—	(148,424,420)	42,735,369
First Trust Small Cap Value AlphaDEX® Fund	—	(73,238,940)	4,428,235
First Trust Small Cap Growth AlphaDEX® Fund	94,438	(182,271,213)	34,927,736

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$292,986,503
First Trust Mid Cap Core AlphaDEX® Fund	297,476,802
First Trust Small Cap Core AlphaDEX® Fund	381,698,439
First Trust Large Cap Value AlphaDEX® Fund	253,541,569
First Trust Large Cap Growth AlphaDEX® Fund	259,634,595
First Trust Multi Cap Value AlphaDEX® Fund	49,210,255
First Trust Multi Cap Growth AlphaDEX® Fund	72,152,962
First Trust Mid Cap Value AlphaDEX® Fund	50,016,603
First Trust Mid Cap Growth AlphaDEX® Fund	148,424,420
First Trust Small Cap Value AlphaDEX® Fund	73,238,940
First Trust Small Cap Growth AlphaDEX® Fund	182,271,213
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2023, the Funds had no net late year ordinary or capital losses.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$960,196,843	$181,870,760	$(22,971,123)	$158,899,637
First Trust Mid Cap Core AlphaDEX® Fund	956,454,779	177,373,472	(28,272,075)	149,101,397
First Trust Small Cap Core AlphaDEX® Fund	768,618,518	124,552,527	(34,524,723)	90,027,804
First Trust Large Cap Value AlphaDEX® Fund	1,076,244,814	103,888,032	(37,264,791)	66,623,241
First Trust Large Cap Growth AlphaDEX® Fund	848,806,851	210,146,632	(8,722,203)	201,424,429
First Trust Multi Cap Value AlphaDEX® Fund	150,775,100	13,721,836	(7,707,826)	6,014,010
First Trust Multi Cap Growth AlphaDEX® Fund	142,082,141	34,987,236	(2,441,206)	32,546,030
First Trust Mid Cap Value AlphaDEX® Fund	217,950,815	23,263,723	(10,191,025)	13,072,698
First Trust Mid Cap Growth AlphaDEX® Fund	258,214,517	44,590,547	(4,290,553)	40,299,994

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Small Cap Value AlphaDEX® Fund	$182,961,416	$18,937,469	$(8,857,443)	$10,080,026
First Trust Small Cap Growth AlphaDEX® Fund	223,450,913	31,705,995	(7,060,364)	24,645,631
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund, First Trust is paid an annual management fee of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
For First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2024. For the six months ended January 31, 2024, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$520,814,814	$522,470,260
First Trust Mid Cap Core AlphaDEX® Fund	581,536,900	583,035,433
First Trust Small Cap Core AlphaDEX® Fund	455,118,715	454,548,873
First Trust Large Cap Value AlphaDEX® Fund	488,438,228	490,633,023
First Trust Large Cap Growth AlphaDEX® Fund	648,330,544	649,616,593
First Trust Multi Cap Value AlphaDEX® Fund	73,496,748	73,843,909
First Trust Multi Cap Growth AlphaDEX® Fund	107,020,259	107,187,821
First Trust Mid Cap Value AlphaDEX® Fund	119,803,160	120,135,218
First Trust Mid Cap Growth AlphaDEX® Fund	199,548,746	199,829,976
First Trust Small Cap Value AlphaDEX® Fund	98,051,873	98,088,496
First Trust Small Cap Growth AlphaDEX® Fund	166,780,292	167,062,237
For the six months ended January 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$44,462,831	$138,188,444
First Trust Mid Cap Core AlphaDEX® Fund	45,289,078	31,269,281
First Trust Small Cap Core AlphaDEX® Fund	26,299,337	35,977,990
First Trust Large Cap Value AlphaDEX® Fund	14,123,747	115,807,347
First Trust Large Cap Growth AlphaDEX® Fund	100,051,689	153,055,660
First Trust Multi Cap Value AlphaDEX® Fund	3,637,993	22,009,361
First Trust Multi Cap Growth AlphaDEX® Fund	—	9,889,504

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
	Purchases	Sales
First Trust Mid Cap Value AlphaDEX® Fund	$19,361,324	$27,278,492
First Trust Mid Cap Growth AlphaDEX® Fund	49,682,374	29,313,551
First Trust Small Cap Value AlphaDEX® Fund	25,928,922	11,830,671
First Trust Small Cap Growth AlphaDEX® Fund	80,240,679	53,383,641
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2024 (Unaudited)
time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18.]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 8, 2024

* Print the name and title of each signing officer under his or her signature.